   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 28, 1997


                                                SECURITIES ACT FILE NO. 33-50417
                                        INVESTMENT COMPANY ACT FILE NO. 811-6282
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 5                      [X]

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                AMENDMENT NO. 13                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

               800 SCUDDERS MILL ROAD
               PLAINSBORO, NEW JERSEY                                        08536
       (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)                            (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800

                                 ARTHUR ZEIKEL
       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST
                 800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY
        MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   COPIES TO:


             THOMAS R. SMITH, JR., ESQ.                            PHILIP L. KIRSTEIN, ESQ.
                  BROWN & WOOD LLP                                   FUND ASSET MANAGEMENT
               ONE WORLD TRADE CENTER                                    P.O. BOX 9011
            NEW YORK, NEW YORK 10048-0557                      PRINCETON, NEW JERSEY 08543-9011


                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):
                          [X] immediately upon filing pursuant to paragraph (b)
                          [ ] on (date) pursuant to paragraph (b)
                          [ ] 60 days after filing pursuant to paragraph (a)(1)
                          [ ] on (date) pursuant to paragraph (a)(1)
          [ ] 75 days after filing pursuant to paragraph (a)(2)
                          [ ] on (date) pursuant to paragraph (a)(2) of rule
485.

                If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for
                a
                         previously filed post-effective amendment.

 TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest, par value
                                 $.10 per share


================================================================================

       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET


N-1A ITEM NO.                                                             LOCATION
-------------                                              ---------------------------------------

PART A
  Item 1.       Cover Page...............................  Cover Page
  Item 2.       Synopsis.................................  Fee Table
  Item 3.       Condensed Financial Information..........  Financial Highlights; Performance Data
  Item 4.       General Description of Registrant........  Cover Page; Investment Objectives and
                                                             Policies; Additional Information
  Item 5.       Management of the Fund...................  Fee Table; Investment Objectives and
                                                             Policies; Management of the Trust;
                                                             Portfolio Transactions; Inside Back
                                                             Cover Page
  Item 5A.      Management's Discussion of Fund
                  Performance............................  Not Applicable
  Item 6.       Capital Stock and Other Securities.......  Cover Page; Merrill Lynch Select
                                                           Pricing(SM) System; Additional
                                                             Information
  Item 7.       Purchase of Securities Being Offered.....  Cover Page; Fee Table; Merrill Lynch
                                                             Select Pricing(SM) System; Purchase
                                                             of Shares; Shareholder Services;
                                                             Additional Information; Inside Back
                                                             Cover Page
  Item 8.       Redemption or Repurchase.................  Fee Table; Merrill Lynch Select
                                                           Pricing(SM) System; Purchase of Shares;
                                                             Redemption of Shares
  Item 9.       Pending Legal Proceedings................  Not Applicable

PART B
  Item 10.      Cover Page...............................  Cover Page
  Item 11.      Table of Contents........................  Back Cover Page
  Item 12.      General Information and History..........  Additional Information
  Item 13.      Investment Objectives and Policies.......  Investment Objectives and Policies;
                                                             Investment Restrictions
  Item 14.      Management of the Fund...................  Management of the Trust
  Item 15.      Control Persons and Principal Holders of
                  Securities.............................  Management of the Trust; General
                                                             Information
  Item 16.      Investment Advisory and Other Services...  Management of the Trust; Purchase of
                                                             Shares; General Information
  Item 17.      Brokerage Allocation and Other
                  Practices..............................  Portfolio Transactions and Brokerage
  Item 18.      Capital Stock and Other Securities.......  General Information--Description of
                                                           Shares
  Item 19.      Purchase, Redemption and Pricing of
                  Securities Being Offered...............  Purchase of Shares; Redemption of
                                                           Shares; Determination of Net Asset
                                                             Value; Shareholder Services
  Item 20.      Tax Status...............................  Distributions and Taxes
  Item 21.      Underwriters.............................  Purchase of Shares
  Item 22.      Calculation of Performance Data..........  Performance Data
  Item 23.      Financial Statements.....................  Financial Statements

PART C


     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

NOVEMBER 28, 1997


       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST


         MERRILL LYNCH CALIFORNIA LIMITED MATURITY MUNICIPAL BOND FUND



           MERRILL LYNCH FLORIDA LIMITED MATURITY MUNICIPAL BOND FUND



   P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 - PHONE NO. (609) 282-2800



     Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") consists of eight separate series, only two of which, Merrill Lynch California Limited Maturity Municipal Bond Fund (the "California Fund") and Merrill Lynch Florida Limited Maturity Municipal Bond Fund (the "Florida Fund") are currently being publicly offered.* Each series of the Trust is referred to herein as a "Fund." Each Fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes and personal income taxes imposed by the designated state (and, in certain instances, corporate income or local personal income taxes) as is consistent with prudent investment management and may also provide exemption of Fund shares from state intangible personal property taxes. Under normal market conditions, each Fund invests primarily in a portfolio of intermediate-term investment grade obligations of the designated state or its political subdivisions, agencies or instrumentalities, or certain other jurisdictions, that pay interest exempt, in the opinion of bond counsel to the issuer, from Federal income taxes and personal income taxes of the designated state and, in certain states, corporate income or local personal income taxes in the designated state and/or may also provide exemption of Fund shares from state intangible personal property taxes. The obligations in which the Funds may invest have remaining maturities of between one and ten years, and it is anticipated that, depending on market conditions, the dollar weighted average maturity of each Fund's portfolio will not exceed five years. The Funds may invest in certain tax-exempt securities classified as "private activity bonds" that may subject certain investors in the Funds to an alternative minimum tax. At times, a Fund may seek to hedge its portfolio through the use of futures and options transactions. There can be no assurance that the investment objective of any Fund will be realized. For more information on each Fund's investment objectives and policies, please see "Investment Objectives and Policies" on page 12.

                                                   (continued on following page)
                            ------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ------------------------


     This Prospectus is a concise statement of information about the Trust and each Fund that is relevant to making an investment in a Fund. This Prospectus should be retained for future reference. A statement containing additional information about the Trust and each Fund, dated November 28, 1997 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission (the "Commission") and is available, without charge, by calling or by writing the Trust at the above telephone number or address. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Funds. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                            ------------------------

                         FUND ASSET MANAGEMENT--MANAGER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

(continued from prior page)


     Pursuant to the Merrill Lynch Select Pricing(SM) System, the capital stock of each Fund is designated into four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing(SM) System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Merrill Lynch Select Pricing(SM) System" on page 6.



     Shares may be purchased directly from Merrill Lynch Funds Distributor, Inc. (the "Distributor"), P.O. Box 9081, Princeton, New Jersey 08543-9081 [(609) 282-2800], or from securities dealers that have entered into selected dealer agreements with the Distributor, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). The minimum initial purchase is $1,000 and the minimum subsequent purchase is $50 except that for participants in certain fee-based programs the minimum initial purchase is $500 and the minimum subsequent purchase is $50. Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions made directly through Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent") are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares."


     Unless otherwise indicated, the information set forth in this Prospectus is applicable to each Fund. Management of the Trust has considered the possibility that the use of a combined prospectus may subject a Fund or Funds to liability for an alleged misstatement relating to another Fund or Funds. Management believes this possibility is remote.

     Each Fund has qualified its shares for sale under the securities laws of certain states, and shares of a Fund may be purchased only in jurisdictions in which such shares are qualified for purchase. This Prospectus does not constitute an offering of shares of any Fund in any state or jurisdiction in which such offering may not lawfully be made. An investor considering purchasing shares of a Fund should consult his or her Merrill Lynch Financial Consultant to determine whether shares of such Fund are available for purchase in his or her state.
---------------

* At a shareholder's meeting presently scheduled to be held on January 5, 1998, a proposal regarding the acquisition of six series of the Trust will be considered. See "Organization of the Trust" on page 47. Although the Trust is not currently offering for purchase or sale the shares of Merrill Lynch Arizona Limited Maturity Municipal Bond Fund (the "Arizona Fund"), Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund (the "Massachusetts Fund"), Merrill Lynch Michigan Limited Maturity Municipal Bond Fund (the "Michigan Fund"), Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund (the "New Jersey Fund"), Merrill Lynch New York Limited Maturity Municipal Bond Fund (the "New York Fund"), or Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund (the "Pennsylvania Fund"), (collectively, the "Acquired Funds"), certain information with respect to the Acquired Funds is provided herein and in the Statement of Additional Information.

                                   FEE TABLE

     A general comparison of the sales arrangements and other nonrecurring and recurring expenses applicable to shares of the Funds follows:


                                                                                        ALL FUNDS
                                                         ------------------------------------------------------------------------
                                                         CLASS A(a)           CLASS B(b)                CLASS C*          CLASS D
                                                         ----------     ----------------------   ----------------------   -------
SHAREHOLDER TRANSACTION EXPENSES:
    Maximum Sales Charge Imposed on Purchases
      (as a percentage of offering price)..............      1.0%(c)             None                     None              1.0%(c)
    Sales Charge Imposed on Dividend Reinvestments.....      None                None                     None              None
    Deferred Sales Charge (as a percentage of original
      purchase price or redemption proceeds, whichever
      is lower)........................................      None(d)    1.0% during the first    1.0% during the first      None(d)
                                                                           year, decreasing         year, decreasing
                                                                            to 0.0% after            to 0.0% after
                                                                          the first year(e)        the first year(f)
    Exchange Fee.......................................      None                None                     None              None


---------------

(a) Class A shares are sold to a limited group of investors including existing Class A shareholders and participants in certain fee-based programs. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares"--page 28 and "Shareholder Services--Fee-Based Programs"--page 39.


(b) Class B shares convert to Class D shares automatically approximately ten years after initial purchase. See "Purchase of Shares-- Deferred Sales Charge Alternatives--Class B and Class C Shares"--page 30.


(c) Reduced for purchases of $100,000 and over and waived for purchases of Class A shares by participants in connection with certain fee-based programs. Class A or Class D purchases of $1,000,000 or more may not be subject to an initial sales charge. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares"--page 28.


(d) Class A and Class D shares are not subject to a contingent deferred sales charge ("CDSC"), except that certain purchases of $1,000,000 or more that are not subject to an initial sales charge may instead be subject to a CDSC of 0.20% of amounts redeemed within the first year after purchase. Such CDSC may be waived in connection with certain fee-based programs. See "Shareholder Services--Fee-Based Programs"--page 39.


(e) The CDSC may be modified in connection with certain fee-based programs. See "Shareholder Services--Fee-Based Programs"--page 39.


(f) The CDSC may be waived in connection with certain fee-based programs. See "Shareholder Services--Fee-Based Programs"--page 39.


 *  Class C shares are available only through the exchange privilege. See

    "Shareholder Services--Exchange Privilege"--page 37.

                                                         CALIFORNIA FUND                               FLORIDA FUND
                                             ----------------------------------------    ----------------------------------------
                                             CLASS A    CLASS B    CLASS C    CLASS D    CLASS A    CLASS B    CLASS C    CLASS D
                                             -------    -------    -------    -------    -------    -------    -------    -------
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS):
    Management Fees(g)....................    0.35%      0.35%      0.35%      0.35%      0.35%      0.35%      0.35%      0.35%
    Rule 12b-1 Fees(h)
      Account Maintenance Fees............     None      0.15%      0.15%      0.10%       None      0.15%      0.15%      0.10%
      Distribution Fees(i)................     None     0.20%*      0.20%       None       None      0.20%*     0.20%       None
    Other Expenses........................    0.93%      0.94%      0.75%      0.90%      0.74%      0.75%      0.56%      0.74%
                                             -------    -------    -------    -------    -------    -------    -------    -------
TOTAL FUND OPERATING EXPENSES(J)..........    1.28%      1.64%      1.45%      1.35%      1.09%      1.45%      1.26%      1.19%
                                             =======    =======    =======    =======    =======    =======    =======    =======


---------------

(g) See "Management of the Trust--Management and Advisory Arrangements"--page
    24.


(h) See "Purchase of Shares--Distribution Plans"--page 33.


(i) Distribution Fees reflect the maximum amount a Fund would be subject to pay under its Distribution Plans. See "Purchase of Shares-- Distribution Plans"--page 33. Such amount, however, is subject to certain limitations. See "Purchase of Shares--Limitations on the Payment of Deferred Sales Charges"--page 35.


(j) For the fiscal year ended July 31, 1997, Fund Asset Management, L.P. (the "Manager") voluntarily waived $29,150 of the management fees due from the California Fund; the Manager waived none of the management fees due from the Florida Fund and did not reimburse the Florida Fund for any portion of other expenses (excluding Rule 12b-1 fees). The Total Fund Operating Expenses in the fee table above have been restated to assume the absence of any such waiver or reimbursement because the Manager may discontinue or reduce such waiver of fees and/or assumption of expenses at any time without notice. The actual Total Fund Operating Expenses for the California Fund, net of the waiver, is provided below for the fiscal year ended July 31, 1997.

 * Class B shares convert to Class D shares automatically after approximately ten years and cease being subject to distribution fees.


                                                    MANAGEMENT FEES WAIVED AND            TOTAL OPERATING EXPENSES AFTER WAIVER
                                                       EXPENSES REIMBURSED                          AND REIMBURSEMENT
                                             ----------------------------------------    ----------------------------------------
                                             CLASS A    CLASS B    CLASS C    CLASS D    CLASS A    CLASS B    CLASS C    CLASS D
                                             -------    -------    -------    -------    -------    -------    -------    -------
    California Fund.......................     .20%       .20%       .20%       .20%      1.08%      1.44%      1.25%      1.15%

EXAMPLE:



                                                              CUMULATIVE EXPENSES PAID FOR THE PERIOD INDICATED
                                             ------------------------------------------------------------------------------------
                                                         CALIFORNIA FUND                               FLORIDA FUND
                                             ----------------------------------------    ----------------------------------------
                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                             ------    -------    -------    --------    ------    -------    -------    --------
An investor in each Fund would pay the
  following expenses on a $1,000
  investment including the maximum $10.00
  initial sales charge (Class A and Class
  D shares only) and assuming (1) the
  Total Fund Operating Expenses for each
  class set forth on page 4, (2) a 5%
  annual return throughout the period, and
  (3) redemption at the end of the period
  (including any applicable CDSC for Class
  B and Class C shares):
    Class A...............................    $ 23       $50        $80        $163       $ 21       $44        $69        $142
    Class B...............................    $ 27       $52        $89        $194       $ 25       $46        $79        $174
    Class C...............................    $ 25       $46        $79        $174       $ 23       $40        $69        $152
    Class D...............................    $ 24       $52        $83        $171       $ 22       $47        $75        $153
An investor would pay the following
  expenses on the same $1,000 investment
  assuming no redemption at the end of the
  period:
    Class A...............................    $ 23       $50        $80        $163       $ 21       $44        $69        $142
    Class B...............................    $ 17       $52        $89        $194       $ 15       $46        $79        $174
    Class C...............................    $ 15       $46        $79        $174       $ 13       $40        $69        $152
    Class D...............................    $ 24       $52        $83        $171       $ 22       $47        $75        $153

     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that shareholders in the Funds will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE. Class B and Class C shareholders of a Fund who hold their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charges permitted under the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"). Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions made directly through the Trust's Transfer Agent are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares."


                    MERRILL LYNCH SELECT PRICING(SM) SYSTEM


     The capital stock of each of the Funds is designated into four classes of shares under the Merrill Lynch Select Pricing(SM) System. Class A, Class B and Class D shares may be purchased at a price equal to the next determined net asset value per share subject to the sales charges and ongoing fee arrangements described below. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, and shares of Class B are sold to investors choosing the deferred sales charge alternative. Class C shares are not offered for sale by the Funds but are available by exchange with Class C shares of other MLAM-advised mutual funds. The Merrill Lynch Select Pricing(SM) System is used by more than 50 registered investment companies advised by Merrill Lynch Asset Management, L.P. ("MLAM") or FAM, an affiliate of MLAM. Funds advised by MLAM or FAM that use the Merrill Lynch Select Pricing(SM) System are referred to herein as "MLAM-advised mutual funds."



     Each Class A, Class B, Class C or Class D share of each of the Funds represents an identical interest in the investment portfolio of that Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The CDSCs and distribution and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, are imposed directly against those classes and not against all assets of the Fund issuing the shares and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by a Fund for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege."



     Investors should understand that the purpose and function of the initial sales charges with respect to the Class A and Class D shares are the same as those of the CDSCs and distribution fees with respect to the Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of that Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

     The following table sets forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select Pricing(SM) System, followed by a more detailed description of each class. More detailed information as to each class of shares is set forth under "Purchase of Shares."


                                                    ACCOUNT
                                                  MAINTENANCE DISTRIBUTION
     CLASS              SALES CHARGE(1)               FEE         FEE         CONVERSION FEATURE

           A      Maximum 1.0% initial sales           No          No                No
                         charge(2)(3)
           B       1.0% CDSC for one year(4)         0.15%       0.20%      B shares convert to D
                                                                             shares automatically
                                                                                    after
                                                                          approximately ten years(5)
        C(7)       1.0% CDSC for one year(6)         0.15%       0.20%               No
           D Maximum 1.0% initial sales charge(3)    0.10%         No                No


---------------
(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. CDSCs are imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.

(2) Offered only to eligible investors. See "Purchase of Shares--Initial Sales Charge Alternatives--Class A and Class D Shares--Eligible Class A Investors."


(3) Reduced for purchases of $100,000 or more and waived for purchases of Class A shares by participants in connection with certain fee-based programs. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but instead may be subject to a 0.20% CDSC for one year. Such CDSC may be waived in connection with certain fee-based programs. See "Class A" and "Class D" below.


(4) The CDSC may be modified in connection with certain fee-based programs.


(5) The conversion period for dividend reinvestment shares and certain fee-based programs was modified. Also, Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made have an eight year conversion period. If Class B shares of a Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.


(6) The CDSC may be waived in connection with certain fee-based programs.


(7) Class C shares will be issued only upon exchange for Class C shares of another MLAM-advised mutual fund. See "Shareholder Services--Exchange Privilege."



Class A: Class A shares incur an initial sales charge when they are purchased and bear no ongoing distribution or account maintenance fees. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors that currently own Class A shares of a Fund in a shareholder account are entitled to purchase additional Class A shares of such Fund in that account. Other eligible investors include participants in certain fee-based programs. In addition, Class A shares will be offered at net asset value to Merrill Lynch & Co., Inc. ("ML&Co.") and its subsidiaries (the term "subsidiaries" when used herein with respect to ML&Co. includes MLAM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML&Co.) and their directors and employees, and to members of the Boards of MLAM-advised mutual funds. The maximum initial sales charge of 1.00% is reduced for purchases of $100,000 and over and waived for purchases by participants in connection with certain fee-based programs. Purchases of $1,000,000 or more may not be subject to an initial sales charge but if the initial sales charge is waived, such purchases may be subject to a 0.20% CDSC if the shares are redeemed within one year after purchase. Such CDSC may be waived in connection with certain fee-based programs. Sales charges also are reduced under a right of accumulation that takes into account the investor's holdings of all classes of all MLAM-advised mutual funds. See "Purchase of Shares-- Initial Sales Charge Alternatives--Class A and Class D Shares."



Class B: Class B shares do not incur a sales charge when they are purchased, but they are subject to an ongoing account maintenance fee of 0.15% and an ongoing distribution fee of 0.20%, of the Fund's average net assets attributable to the Class B shares, as well as a CDSC if they are redeemed within one year of purchase. Such CDSC may be modified in connection with certain fee-based programs. Approximately ten years after issuance, Class B shares of a Fund will convert automatically into Class D shares of that Fund, which are subject to a lower account maintenance fee than Class B shares and no distribution fee; Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately eight years. If Class B shares of a Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired. Automatic conversion of Class B shares into Class D shares will occur at least once each month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes. Shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The conversion period for dividend reinvestment shares is modified as described under "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares--Conversion of Class B Shares to Class D Shares."



Class C: Class C shares of the Funds are not available for purchase but will be issued only pursuant to the exchange privilege to holders of Class C shares of other MLAM-advised mutual funds who elect to exchange Class C shares of such other MLAM-advised mutual fund for Class C shares of one of the Funds. Class C shares are subject to an ongoing account maintenance fee of 0.15% and an ongoing distribution fee of 0.20% of the Fund's average net assets attributable to Class C shares. Although, like Class B shares, Class C shares are subject to a 1.0% CDSC for one year, Class C shares have no conversion feature and, accordingly, an investor who acquires Class C shares will be subject to distribution fees and higher account maintenance fees that will be imposed on Class C shares for an indefinite period subject to annual approval by the Trust's Board of Trustees and regulatory limitations. Such CDSC may be waived in connection with certain fee-based programs.



Class D: Class D shares incur an initial sales charge when they are purchased and are subject to an ongoing account maintenance fee of 0.10% of the Fund's average net assets attributable to Class D shares. Class D shares are not subject to an ongoing distribution fee or any CDSC when they are redeemed. The maximum initial sales charge of 1.00% is reduced for purchases of $100,000 and over. Purchases of $1,000,000 or more may not be subject to an initial sales charge but if the initial sales charge is waived, such purchase may be subject to a CDSC of 0.20% if the shares are redeemed within one year after purchase. Such CDSC may be waived in connection with certain fee-based programs. The schedule of initial sales charges and reductions for Class D shares is the same as the schedule for Class A shares, except that there is no waiver for purchases of Class D shares in connection with certain fee-based programs. Class D shares also will be issued upon conversion of Class B shares as described above under "Class B." See "Purchase of Shares--Initial Sales Charge Alternatives-- Class A and Class D Shares."



     The following is a discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select Pricing(SM) System that the investor believes is most beneficial under his or her particular circumstances.



     Initial Sales Charge Alternatives. Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. Investors choosing the initial sales charge alternative who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the CDSCs imposed in connection with purchases of Class B shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class D shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charge and, in the case of Class D shares, the account maintenance fee. Although some investors that previously purchased Class A shares may no longer be eligible to purchase Class A shares of other MLAM-advised mutual funds, those previously purchased Class A shares, together with Class B, Class C and Class D share holdings, will count toward a right of accumulation that may qualify the investor for reduced initial sales charges on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class D account maintenance fees will cause Class D shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class A shares.


     Deferred Sales Charge Alternative. Because no initial sales charges are deducted at the time of purchase, Class B shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternative may be particularly appealing to investors who do not qualify for a reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares of a Fund will be converted into Class D shares of that Fund after a conversion period of approximately ten years, and thereafter investors will be subject to lower ongoing fees.


     Certain investors may elect to purchase Class B shares if they determine it to be most advantageous to have all their funds invested initially and intend to hold their shares for an extended period of time. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSC period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion into Class D shares. Although Class C shareholders are subject to the same CDSC period and rate as Class B shareholders, Class C shares have no conversion feature, and therefore are subject to account maintenance and distribution fees for an indefinite period of time. In addition, while both Class B and Class C distribution fees are subject to the limitations on asset-based sales charges imposed by the NASD, the Class B distribution fees are further limited under a voluntary waiver of asset-based sales charges. See "Purchase of Shares--Limitations on the Payment of Deferred Sales Charges."

                              FINANCIAL HIGHLIGHTS


    The financial information in the tables below has been audited in connection with the annual audits of the financial statements of the Trust by Deloitte & Touche LLP, independent auditors. Financial statements for the year ended July 31, 1997 and the independent auditors' report thereon are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in such audited financial statements. Further information about the performance of the Funds is contained in the Trust's most recent annual report to shareholders, which may be obtained, without charge, by calling or writing the Trust at the telephone number or address on the front cover of this Prospectus.


                                                                        CALIFORNIA FUND
                                    ----------------------------------------------------------------------------------------
                                                   CLASS A                                        CLASS B
                                    --------------------------------------      --------------------------------------------
                                                                  FOR THE                                           FOR THE
                                           FOR THE YEAR            PERIOD                 FOR THE YEAR               PERIOD
                                              ENDED               NOV. 26,                   ENDED                  NOV. 26,
                                             JULY 31,             1993+ TO                  JULY 31,                1993+ TO
                                    --------------------------    JULY 31,      --------------------------------    JULY 31,
                                     1997      1996      1995       1994          1997        1996        1995        1994
                                    ------    ------    ------    --------      --------    --------    --------    --------
Increase (Decrease) in Net Asset
 Value:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period..........................   $10.05    $ 9.99    $ 9.88     $10.00        $ 10.04     $  9.99    $   9.88    $ 10.00
                                    ------    -------   -------    ------        -------     -------      ------    -------
 Investment income--net..........      .38       .39       .42        .24            .34         .36         .39        .21
 Realized and unrealized gain
   (loss) on investments--net....      .17       .06       .11       (.12)           .17         .05         .11       (.12)
                                    ------    -------   -------    ------        -------     -------      ------    -------
Total from investment
 operations......................      .55       .45       .53        .12            .51         .41         .50        .09
                                    ------    -------   -------    ------        -------     -------      ------    -------
Less dividends from investment
 income--net.....................     (.38)     (.39)     (.42)      (.24)          (.34)       (.36)       (.39)      (.21)
                                    ------    -------   -------    ------        -------     -------      ------    -------
Net asset value, end of period...   $10.22    $10.05    $ 9.99     $ 9.88        $ 10.21     $ 10.04    $   9.99    $  9.88
                                    ======    =======   =======    ======        =======     =======      ======    =======
TOTAL INVESTMENT RETURN:**
Based on net asset value per
 share...........................     5.57%     4.56%     5.60%      1.23%#         5.20%       4.08%       5.23%       .99%#
                                    ======    =======   =======    ======        =======     =======      ======    =======
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement...     1.08%      .94%      .40%       .02%*         1.44%       1.30%        .76%       .38%*
                                    ======    =======   =======    ======        =======     =======      ======    =======
Expenses.........................     1.28%     1.30%     1.44%      1.16%*         1.64%       1.66%       1.80%      1.52%*
                                    ======    =======   =======    ======        =======     =======      ======    =======
Investment income--net...........     3.75%     3.89%     4.36%      3.54%*         3.39%       3.53%       4.00%      3.19%*
                                    ======    =======   =======    ======        =======     =======      ======    =======
SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)......................   $3,152    $3,162    $3,527     $3,804        $ 6,877     $ 9,919    $ 10,363    $11,430
                                    ======    =======   =======    ======        =======     =======      ======    =======
Portfolio turnover...............    26.86%    11.09%   124.72%    130.10%         26.86%      11.09%     124.72%    130.10%
                                    ======    =======   =======    ======        =======     =======      ======    =======


                                               CLASS C                             CLASS D
                                   --------------------------------    --------------------------------
                                                           FOR THE                             FOR THE
                                       FOR THE YEAR         PERIOD         FOR THE YEAR         PERIOD
                                          ENDED            OCT. 21,           ENDED            OCT. 21,
                                         JULY 31,          1994+ TO          JULY 31,          1994+ TO
                                   --------------------    JULY 31,    --------------------    JULY 31,
                                     1997        1996        1995        1997        1996        1995
                                   --------    --------    --------    --------    --------    --------
Increase (Decrease) in Net Asset
 Value:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period..........................   $ 10.05     $  9.99     $ 9.76      $ 10.05     $  9.99     $ 9.76
                                     ------      ------     ------       ------       -----     ------
 Investment income--net..........       .36         .37        .31          .37         .38        .33
 Realized and unrealized gain
   (loss) on investments--net....       .17         .06        .23          .17         .06        .23
                                     ------      ------     ------       ------       -----     ------
Total from investment
 operations......................       .53         .43        .54          .54         .44        .56
                                     ------      ------     ------       ------       -----     ------
Less dividends from investment
 income--net.....................      (.36)       (.37)      (.31)        (.37)       (.38)      (.33)
                                     ------      ------     ------       ------       -----     ------
Net asset value, end of period...   $ 10.22     $ 10.05     $ 9.99      $ 10.22     $ 10.05     $ 9.99
                                     ======      ======     ======       ======       =====     ======
TOTAL INVESTMENT RETURN:**
Based on net asset value per
 share...........................      5.39%       4.35%      5.60%#       5.47%       4.46%      5.85%#
                                     ======      ======     ======       ======       =====     ======
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement...      1.25%       1.14%       .82%*       1.15%       1.06%       .66%*
                                     ======      ======     ======       ======       =====     ======
Expenses.........................      1.45%       1.50%      1.98%*       1.35%       1.40%      1.81%*
                                     ======      ======     ======       ======       =====     ======
Investment income--net...........      3.58%       3.69%      4.04%*       3.69%       3.77%      4.28%*
                                     ======      ======     ======       ======       =====     ======
SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)......................   $    57     $    55     $   64      $ 4,043     $ 2,185     $1,771
                                     ======      ======     ======       ======       =====     ======
Portfolio turnover...............     26.86%      11.09%    124.72%       26.86%      11.09%    124.72%
                                     ======      ======     ======       ======       =====     ======


---------------
 * Annualized.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
 # Aggregate total investment return.

                                                                       FLORIDA FUND
                                  ---------------------------------------------------------------------------------------
                                                 CLASS A                                       CLASS B
                                  --------------------------------------     --------------------------------------------
                                                                FOR THE                                          FOR THE
                                         FOR THE YEAR            PERIOD                FOR THE YEAR               PERIOD
                                            ENDED               NOV. 26,                  ENDED                  NOV. 26,
                                           JULY 31,             1993+ TO                 JULY 31,                1993+ TO
                                  --------------------------    JULY 31,     --------------------------------    JULY 31,
                                   1997      1996      1995       1994         1997        1996        1995        1994
                                  ------    ------    ------    --------     --------    --------    --------    --------
Increase (Decrease) in Net
 Asset Value:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period........................   $ 9.96    $10.02    $ 9.87    $ 10.00      $   9.96    $  10.02    $   9.88    $ 10.00
                                  ------    -------   -------    ------       -------     -------      ------    -------
 Investment income--net........      .40       .40       .43        .24           .36         .37         .40        .21
 Realized and unrealized gain
   (loss) on
   investments--net............      .11      (.06)      .15       (.13)          .11        (.06)        .14       (.12)
                                  ------    -------   -------    ------       -------     -------      ------    -------
Total from investment
 operations....................      .51       .34       .58        .11           .47         .31         .54        .09
                                  ------    -------   -------    ------       -------     -------      ------    -------
Less dividends from investment
 income--net...................     (.40)     (.40)     (.43)      (.24)         (.36)       (.37)       (.40)      (.21)
                                  ------    -------   -------    ------       -------     -------      ------    -------
Net asset value, end of
 period........................   $10.07    $ 9.96    $10.02    $  9.87      $  10.07    $   9.96    $  10.02    $  9.88
                                  ======    =======   =======    ======       =======     =======      ======    =======
TOTAL INVESTMENT RETURN:**
Based on net asset value per
 share.........................     5.20%     3.45%     6.05%      1.12%#        4.83%       3.08%       5.57%       .99%#
                                  ======    =======   =======    ======       =======     =======      ======    =======
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of
 reimbursement.................     1.09%      .89%      .39%       .02%*        1.45%       1.24%        .75%       .38%*
                                  ======    =======   =======    ======       =======     =======      ======    =======
Expenses.......................     1.09%      .97%     1.03%       .86%*        1.45%       1.32%       1.38%      1.23%*
                                  ======    =======   =======    ======       =======     =======      ======    =======
Investment income--net.........     3.98%     4.01%     4.39%      3.54%*        3.63%       3.66%       4.05%      3.19%*
                                  ======    =======   =======    ======       =======     =======      ======    =======
SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)....................   $6,376    $7,874    $9,849    $14,868      $ 11,461    $ 13,690    $ 16,213    $18,179
                                  ======    =======   =======    ======       =======     =======      ======    =======
Portfolio turnover.............    35.67%    39.90%   138.97%    136.71%        35.67%      39.90%     138.97%    136.71%
                                  ======    =======   =======    ======       =======     =======      ======    =======


                                             CLASS C                             CLASS D
                                 --------------------------------    --------------------------------
                                                         FOR THE                             FOR THE
                                     FOR THE YEAR         PERIOD         FOR THE YEAR         PERIOD
                                        ENDED            OCT. 21,           ENDED            OCT. 21,
                                       JULY 31,          1994+ TO          JULY 31,          1994+ TO
                                 --------------------    JULY 31,    --------------------    JULY 31,
                                   1997        1996        1995        1997        1996        1995
                                 --------    --------    --------    --------    --------    --------
Increase (Decrease) in Net
 Asset Value:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period........................   $  9.90     $ 10.01     $ 9.76      $  9.95     $ 10.01     $ 9.76
                                   ------      ------     ------       ------       -----     ------
 Investment income--net........       .38         .36        .29          .39         .39        .33
 Realized and unrealized gain
   (loss) on
   investments--net............       .10        (.11)       .25          .11        (.06)       .25
                                   ------      ------     ------       ------       -----     ------
Total from investment
 operations....................       .48         .25        .54          .50         .33        .58
                                   ------      ------     ------       ------       -----     ------
Less dividends from investment
 income--net...................      (.38)       (.36)      (.29)        (.39)       (.39)      (.33)
                                   ------      ------     ------       ------       -----     ------
Net asset value, end of
 period........................   $ 10.00     $  9.90     $10.01      $ 10.06     $  9.95     $10.01
                                   ======      ======     ======       ======       =====     ======
TOTAL INVESTMENT RETURN:**
Based on net asset value per
 share.........................      4.93%       2.48%      5.65%#       5.10%       3.35%      6.07%#
                                   ======      ======     ======       ======       =====     ======
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of
 reimbursement.................      1.26%       1.21%      1.09%*       1.19%        .99%       .67%*
                                   ======      ======     ======       ======       =====     ======
Expenses.......................      1.26%       1.23%      1.67%*       1.19%       1.07%      1.19%*
                                   ======      ======     ======       ======       =====     ======
Investment income--net.........      3.83%       3.75%      3.83%*       3.88%       3.91%      4.23%*
                                   ======      ======     ======       ======       =====     ======
SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)....................   $    60     $    52     $    1      $ 7,733     $ 6,406     $7,210
                                   ======      ======     ======       ======       =====     ======
Portfolio turnover.............     35.67%      39.90%    138.97%       35.67%      39.90%    138.97%
                                   ======      ======     ======       ======       =====     ======


---------------
 * Annualized.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
 # Aggregate total investment return.

                       INVESTMENT OBJECTIVE AND POLICIES



     The investment objective of each Fund is to provide shareholders with as high a level of income exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, corporate income or local personal income taxes and/or provide an exemption for Fund shares from state intangible personal property taxes, as is consistent with prudent investment management. Each Fund seeks to achieve its objective while providing investors with the opportunity to invest in a portfolio of securities consisting primarily of intermediate-term investment grade obligations issued by or on behalf of the designated state or its political subdivisions, agencies or instrumentalities, and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Such obligations pay interest exempt, in the opinion of bond counsel to the issuer, from Federal income taxes, the designated state's personal income taxes and, in certain instances, local personal income taxes. Obligations that pay interest exempt from Federal income taxes are referred to herein as "Municipal Bonds." Obligations are referred to herein as "State Municipal Bonds" only if they pay interest exempt from Federal income taxes, the designated state's personal income taxes and, in certain states, corporate income or local personal income taxes, and would not subject shareholders to intangible personal property taxes in the designated state. Unless otherwise indicated, references to Municipal Bonds shall be deemed to include State Municipal Bonds. Each Fund will maintain at all times, except during temporary defensive periods, at least 65% of its total assets invested in its respective State Municipal Bonds. The investment objective of each Fund as set forth in this paragraph is a fundamental policy of that Fund and may not be changed without shareholder approval. At times, a Fund may seek to hedge its portfolio through the use of futures transactions to reduce volatility in the net asset value of Fund shares.



     Each Fund will invest primarily in Municipal Bonds with remaining maturities of between one and ten years, and may not invest in Municipal Bonds with remaining maturities of greater than ten years. For cash management and temporary defensive purposes, each Fund may invest in Municipal Bonds with remaining maturities of less than one year. It is anticipated that, depending on market conditions, the dollar weighted average maturity of each Fund's portfolio will not exceed five years. For purposes of these investment policies, a bond will be treated as having a maturity earlier than its stated maturity date if such bond has technical features that, in the judgment of the Manager will result in the bond being valued in the market as though it has such earlier maturity. Interest rates on shorter-term Municipal Bonds may fluctuate more widely from time to time than interest rates on longer-term Municipal Bonds. However, because of their limited maturities, the market value of the Municipal Bonds held by each Fund can be expected to fluctuate less as a result of changes in interest rates.



     Municipal Bonds may include several types of bonds. The interest on Municipal Bonds may bear a fixed rate or be payable at a variable or floating rate. The Funds also may invest in variable rate demand obligations ("VRDOs") and participations therein, described below, and short-term tax-exempt municipal obligations such as tax anticipation notes. The Municipal Bonds purchased by the Funds primarily will be what are commonly referred to as "investment grade" securities, which are obligations rated at the time of purchase within the four highest quality ratings as determined by either Moody's Investors Service, Inc. ("Moody's") (currently Aaa, Aa, A and Baa), Standard & Poor's Ratings Services ("S&P") (currently AAA, AA, A and BBB) or Fitch Investors Service, Inc. ("Fitch") (currently AAA, AA, A and BBB). If Municipal Bonds are unrated, such securities will possess creditworthiness comparable, in the opinion of the Manager, to investment grade obligations. Municipal Bonds rated in the fourth highest rating category, while considered investment grade, have certain speculative characteristics and are more likely to be downgraded to non-investment grade than obligations rated in one of the top three rating categories. See Appendix I--"Ratings of Municipal Bonds" in the Statement of Additional Information for more information regarding ratings of debt securities. An issue of rated Municipal Bonds may cease to be rated or its rating may be reduced below investment grade subsequent to its purchase by a Fund. If an obligation is downgraded below investment grade, the Manager will consider factors such as price, credit risk, market conditions, financial condition of the issuer, interest rates and any state or local tax limitations to determine whether to continue to hold the obligation in a Fund's portfolio.


     Each Fund may invest up to 20% of its total assets in Municipal Bonds that are rated below Baa by Moody's or below BBB by S&P or Fitch. Such securities, sometimes referred to as "high yield" or "junk" bonds, are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. The market prices of high-yielding, lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. In purchasing such securities, a Fund will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of the issuer of such securities. The Manager will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of its management and regulatory matters. See "Investment Objectives and Policies" in the Statement of Additional Information for a more detailed discussion of the pertinent risk factors involved in investing in "high yield" or "junk" bonds and Appendix I-- "Ratings of Municipal Bonds" in the Statement of Additional Information for additional information regarding ratings of debt securities. None of the Funds intends to purchase debt securities that are in default or that the Manager believes will be in default.


     Certain Municipal Bonds may be entitled to the benefits of letters of credit or similar credit enhancements issued by financial institutions. In such instances, the Trustees and the Manager will take into account in assessing the quality of such bonds not only the creditworthiness of the issuer of such bonds but also the creditworthiness of the financial institution.


     Each Fund's investments also may include VRDOs and VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution. The VRDOs in which the Funds will invest are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest on a short notice period not to exceed seven days. Participating VRDOs provide the Funds with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution on a specified number of days' notice, not to exceed seven days. There is, however, the possibility that because of a default or insolvency, the demand feature of VRDOs or Participating VRDOs may not be honored. The Trust has been advised by its counsel that the Funds should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations.


     VRDOs that contain an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed illiquid securities. A VRDO with a demand notice period exceeding seven days therefore will be subject to each Fund's restriction on illiquid investments unless, in the judgment of the Trustees, such VRDO is liquid. The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of such

VRDOs. The Trustees, however, will retain sufficient oversight and be ultimately responsible for such determinations.


     The Funds ordinarily do not intend to realize investment income not exempt from Federal income taxes, state personal income taxes and, where applicable, corporate income or local personal income taxes, or to hold investments that would subject shareholders to intangible personal property taxes in the designated state. However, to the extent that suitable Municipal Bonds of a designated state are not available for investment by a Fund in that state, the Fund may purchase Municipal Bonds issued by other states or their agencies or instrumentalities, the interest on which is exempt, in the opinion of bond counsel to the issuer, from Federal, but not state, taxation. The Funds also may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Manager nevertheless believes such securities to be exempt from Federal income taxation ("Non-Municipal Tax-Exempt Securities"). Non-Municipal Tax-Exempt Securities may include securities issued by other investment companies that invest in municipal bonds, to the extent such investments are permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). Other Non-Municipal Tax-Exempt Securities could include trust certificates or other derivative instruments evidencing interests in one or more intermediate-term municipal securities.



     Under normal circumstances, except when acceptable securities are unavailable as determined by the Manager, each Fund will invest at least 65% of its total assets in State Municipal Bonds. For temporary defensive purposes or to provide liquidity, each Fund has the authority to invest in taxable or tax-exempt money market obligations with maturities of one year or less (such short-term obligations being referred to herein as "Temporary Investments"), except that taxable Temporary Investments shall not exceed 20% of a Fund's net assets. The Temporary Investments, VRDOs and Participating VRDOs in which the Funds may invest also will be in the following rating categories at the time of purchase: MIG-1/VMIG-1 through MIG-4/VMIG-4 for notes and VRDOs and Prime-1 through Prime-3 for commercial paper (as determined by Moody's), SP-1+ through SP-2 for notes and A-1+ through A-3 for VRDOs and commercial paper (as determined by S&P), or F-1 through F-3 for notes, VRDOs and commercial paper (as determined by Fitch) or, if unrated, of comparable quality in the opinion of the Manager. Each Fund at all times will have at least 80% of its net assets invested in securities the interest on which is exempt from Federal taxation. However, interest received on certain otherwise tax-exempt securities that are classified as "private activity bonds" (in general, bonds that benefit non-governmental entities), may be subject to a Federal alternative minimum tax. See "Distributions and Taxes." The percentage of each Fund's net assets invested in "private activity bonds" will vary during the year. In addition, each Fund reserves the right to invest temporarily a greater portion of its assets in Temporary Investments for defensive purposes when, in the judgment of the Manager, market conditions warrant. Each Fund's hedging strategies, which are described in more detail under "Financial Futures Contracts and Options Thereon," are not fundamental policies and may be modified by the Trustees of the Trust without the approval of a Fund's shareholders.


POTENTIAL BENEFITS


     Investment in shares of a Fund offers several benefits. Each Fund offers investors the opportunity to receive income exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, corporate income or local personal income taxes, by investing in a professionally managed portfolio consisting primarily of intermediate-term State Municipal Bonds. Shares of certain Funds also may be exempt from intangible personal property taxes in the designated state. Each Fund also provides liquidity because of its redemption features and relieves the investor of the burdensome administrative details involved in managing a portfolio of tax-exempt securities. The benefits of investing in each Fund are at least partially offset by the expenses involved in operating an investment company. Such expenses primarily consist of the management fee and operational costs, and in the case of Class B, Class C and Class D shares of a Fund, the account maintenance costs for that Fund relating to that class of shares and in the case of Class B and Class C shares, the distribution costs of that Fund relating to that class of shares.

RISK FACTORS AND SPECIAL CONSIDERATIONS


     The risks and special considerations involved in investments in Municipal Bonds vary with the types of instruments being acquired. Investments in Non-Municipal Tax-Exempt Securities, as defined herein, may present similar risks, depending on the particular investment. See "Description of Municipal Bonds." Certain instruments in which the Funds may invest may be characterized as derivative securities. See "Indexed and Inverse Floating Obligations," "Synthetic Short-Term Municipal Bonds" and "Financial Futures Contracts and Options Thereon."



     Moreover, each Fund ordinarily will invest at least 65% of its total assets in its respective State Municipal Bonds and, therefore, each Fund is more susceptible to factors and conditions adversely affecting issuers of Municipal Bonds in such state than is a tax-exempt mutual fund that is not concentrated in issuers of State Municipal Bonds to this degree. Because each Fund's portfolio will be comprised primarily of intermediate-term, investment grade securities, each Fund is expected to be less subject to market and credit risks than a fund that invests in longer-term or lower quality State Municipal Bonds. Set forth below are special considerations and risk factors specific to the California Fund and the Florida Fund which are currently being offered hereby.



     The value of Municipal Bonds generally may be affected by uncertainties in the municipal bond markets as a result of legislation or litigation changing the taxation of Municipal Bonds or the rights of Municipal Bond holders in the event of a bankruptcy. Municipal bankruptcies are rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to Municipal Bond issuers could produce varying results among the states or among Municipal Bond issuers within a state. These uncertainties could have a significant impact on the prices of the Municipal Bonds in which a Fund invests.



     The California Fund. Beginning in the 1990-91 fiscal year, the State of California faced the worst economic, fiscal and budget conditions since the 1930's. On July 5, 1994, all three of the rating agencies rating the State of California's long-term debt lowered their ratings of the State of California's general obligation bonds. Moody's lowered its rating from "Aa" to "A1." S&P lowered its rating from "A+" to "A" and termed its outlook as "stable," and Fitch lowered its rating from "AA" to "A." Although a steady upturn has been underway since 1994, pre-recession job levels are not expected to be reached until later in the decade. As of the date of this Prospectus, S&P and Fitch have upgraded their ratings to A+ and AA-, respectively. No assurance can be given that ratings will not be lowered in the future. See Appendix A--"Economic and Other Conditions in California," in the Statement of Additional Information.



     The Florida Fund. Many different social, environmental and economic factors may affect the financial condition of Florida and its political subdivisions. From time to time Florida and its political subdivisions have encountered financial difficulties. Florida is highly dependent upon sales and use taxes, which account for the majority of its General Fund revenues. The Florida Constitution does not permit a state or local personal income tax. The structure of personal income in Florida is also different from the rest of the nation in that it has a proportionally greater retirement age population that is dependent upon transfer payments (social security, pension benefits, etc.). Such transfer payments can be affected by Federal legislation. Florida's economic growth is also highly dependent upon other factors such as changes in population growth, tourism, interest rates and hurricane activity. Finally, two recent amendments to the Florida Constitution may limit the State's ability to raise revenues. In combination, the two amendments may have an adverse effect on the finances of Florida and its political subdivisions. See "Distributions and Taxes--State" herein and Appendix B--"Economic Conditions in Florida," in the Statement of Additional Information for important information regarding the State of Florida.



     The Manager does not believe that the current economic conditions in California and Florida, or other factors described above, will have a significant adverse effect on the related Fund's ability to invest in investment grade State Municipal Bonds. See "Description of Municipal Bonds" in the Statement of Additional Information and see also Appendix A--"Economic and Other Conditions in California" and Appendix B--"Economic Conditions in Florida" each in the Statement of Additional Information.



DESCRIPTION OF MUNICIPAL BONDS



     Municipal Bonds include debt obligations issued by or on behalf of a state or its agencies, instrumentalities, municipalities or political subdivisions to obtain funds for various public purposes, including construction and equipping of a wide range of public facilities (such as water, sewer, gas, electricity, solid waste disposal, health care, transportation, education and housing facilities), refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds or private activity bonds are issued by or on behalf of public authorities to finance or refinance various privately operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. For purposes of this Prospectus, such obligations are referred to as Municipal Bonds if the interest paid thereon is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes ("exempt from Federal income tax"). Such obligations are referred to herein as State Municipal Bonds if such obligations pay interest exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, local personal income taxes, and would not subject Fund shareholders to intangible personal property taxes in the designated state. Such bonds may be "private activity bonds" as discussed below.



     The two principal classifications of Municipal Bonds are "general obligation" bonds and "revenue" bonds, which latter category includes industrial development bonds ("IDBs") and, for bonds issued after August 15, 1986, private activity bonds. General obligation bonds are secured by a pledge of the faith, credit and taxing power of a state or a political subdivision for the repayment of principal and the payment of interest. The taxing power of any governmental entity may be limited, however, by provisions of its state constitution or laws. An entity's creditworthiness and its capacity to make timely payment of interest and repayment of principal on a general obligation bond when due will depend on many factors, including potential erosion of the tax base due to population declines, natural disasters, declines in the state's industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on Federal or state aid, access to capital markets or other factors beyond the state or entity's control.


     Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.



     The Funds may purchase IDBs or private activity bonds. IDBs or private activity bonds are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the private entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. IDBs and private activity bonds are generally not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should be aware that repayment of such bonds generally depends on the revenues of a private entity and should be aware of the risks that such an investment may entail. Continued ability of an entity to generate sufficient revenues for the repayment of principal and the payment of interest on such bonds will be affected by many factors including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, governmental regulation and the entity's dependence on revenues for the operation of the particular facility being financed. Each Fund also may invest in so-called "moral obligation" bonds, which are normally issued by special purpose authorities. If an issuer of moral obligation bonds is unable to meet its obligations, repayment of such bonds becomes a moral commitment, but not a legal obligation, of the state or municipality in question. Each Fund may purchase obligations of state and local housing authorities the proceeds of which are used to purchase single-family mortgage loans or to finance the construction of multi-family housing projects. Economic developments, including fluctuations in interest rates, increasing construction and operating costs, and reductions in Federal housing subsidy programs may adversely affect the revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. Single-family mortgage revenue bonds also are subject to extraordinary mandatory redemption at par at any time, in whole or in part, from the proceeds derived from prepayments of underlying mortgage loans and from the unused proceeds of the issue within a stated period which may be within one year of the date of issue.



     Municipal Lease Obligations. Also included within the general category of Municipal Bonds are participation certificates issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The certificates represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of repossession might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. A Fund may not invest in illiquid lease obligations if such investments, together with other illiquid investments, would exceed 15% of the Fund's total assets. A Fund, however, may invest without regard to such limitation in lease obligations that the Manager, pursuant to guidelines that have been adopted by the Board of Trustees and subject to the supervision of the

Board, determines to be liquid. The Manager will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody's, or BBB or better by S&P or Fitch. Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to obligations rated below investment grade, the Manager, among other things, also must review the creditworthiness of the entity obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.



     Federal tax legislation has limited the types and volume of bonds the interest on which qualifies for a Federal income tax exemption. As a result, this legislation and legislation that may be enacted in the future may affect the availability of Municipal Bonds for investment by the Funds.


WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

     The Funds may purchase or sell Municipal Bonds on a delayed delivery basis or on a when-issued basis at fixed purchase terms. These transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future. The purchase will be recorded on the date a Fund enters into the commitment and the value of the obligation thereafter will be reflected in the calculation of the Fund's net asset value. The value of the obligation on the delivery date may be more or less than its purchase price. A separate account of each Fund will be established with its respective custodian consisting of cash, cash equivalents or liquid securities having a market value at all times at least equal to the amount of the forward commitment.

INDEXED AND INVERSE FLOATING OBLIGATIONS


     The Funds may invest in Municipal Bonds the return on which is based on a particular index of value or interest rates. For example, a Fund may invest in Municipal Bonds that pay interest based on an index of Municipal Bond interest rates or based on the value of gold or some other product. The principal amount payable upon maturity of certain Municipal Bonds also may be based on the value of an index. To the extent a Fund invests in these types of Municipal Bonds, the Fund's return on such Municipal Bonds will be subject to risk with respect to the value of the particular index. Interest and principal payable on the Municipal Bonds may also be based on relative changes among particular indices. Also, a Fund may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). The Funds may purchase original issue inverse floating rate bonds in both the primary and secondary markets and also may purchase in the secondary market synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, interest rates on inverse floating rate bonds will decrease when short-term rates increase, and will increase when short-term rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate, tax-exempt securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations with shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. The Manager believes that indexed and inverse floating obligations represent a flexible portfolio management instrument for a Fund which allows the Manager to vary the degree of investment leverage relatively efficiently under different market conditions. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of that Fund's total assets.

SYNTHETIC SHORT-TERM MUNICIPAL BONDS


     Each Fund may invest in a variety of synthetic short-term municipal bonds ("Synthetic Bonds"). Synthetic Bonds are typically structured by a bank, broker-dealer or other financial institution, and generally consist of a trust or partnership through which the Fund holds an interest in one or more long-term municipal bonds that are assets of the applicable entity ("Underlying Bonds") coupled with a conditional right to sell ("put") the Fund's interest in the Underlying Bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a Synthetic Bond is structured as a trust or partnership that provides for pass-through tax-exempt income. There are currently three principal types of Synthetic Bond structures: (1) "Tender Option Bonds," which are instruments that grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products," in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships," which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. Each of the Funds may also invest in other forms of Synthetic Bonds.



     Investments in Synthetic Bonds raise certain tax, legal, regulatory and accounting issues that may not be presented by investments in other Municipal Bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Funds. For example, the tax-exempt treatment of the interest paid to holders of Synthetic Bonds is premised on the legal conclusion that the holders of such Synthetic Bonds have an ownership interest in the Underlying Bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each Synthetic Bond is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such Synthetic Bonds would be deemed taxable. A Synthetic Bond with a put notice period exceeding seven days will be subject to each Fund's restriction on illiquid investments unless, in the judgment of the Trustees, such Synthetic Bond is liquid.


CALL RIGHTS

     Each Fund may purchase, either directly from the issuer or from a third party, a Municipal Bond issuer's contractual right to call all or a portion of such Municipal Bond for mandatory tender for purchase (a "Call Right"). A Fund purchasing a Call Right may or may not own the related Municipal Bond. A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to the maturity of the related Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Municipal Bond is identical to that of holding a Municipal Bond as a non-callable security. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of that Fund's total assets.

FINANCIAL FUTURES CONTRACTS AND OPTIONS THEREON


     Each Fund is authorized to purchase and sell certain exchange-traded financial futures contracts ("financial futures contracts") and options thereon. The purchase or sale of an option on a financial futures contract is analogous to the purchase or sale of an option on an individual security. Financial futures contracts and options thereon are used solely for the purposes of hedging a Fund's investments in Municipal Bonds against declines in value and hedging against increases in the cost of securities it intends to purchase. However, a Fund's transactions involving financial futures contracts or options thereon (which options may include both puts and calls) will be in accordance with its investment policies and limitations. A financial futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument covered by the contract, or in the case of index-based financial futures contracts, to make and accept a cash settlement at a specific future time for a specified price. A sale of financial futures contracts or options thereon may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts. A purchase of financial futures contracts or options thereon may provide a hedge against an increase in the cost of securities intended to be purchased, because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts or options thereon. Distributions, if any, of net long-term capital gains from certain transactions in futures or options are taxable at long-term capital gains rates for Federal income tax purposes, regardless of the length of time the shareholder has owned Fund shares. Recent legislation has created new categories of capital gains taxable at different rates which the Fund may be able to pass through to shareholders. See "Distributions and Taxes--Taxes."


     Each Fund may deal in financial futures contracts traded on the Chicago Board of Trade based on The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large, recently issued tax-exempt bonds. There can be no assurance, however, that a liquid secondary market will exist to terminate any particular financial futures contract or option thereon at any specific time. If it is not possible to close a financial futures position or the related option entered into by a Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close financial futures contracts or related option positions also could have an adverse impact on a Fund's ability to hedge effectively. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a financial futures contract or option thereon.

     Each Fund may purchase and sell financial futures contracts on U.S. government securities and write and purchase put and call options on such financial futures contracts as a hedge against adverse changes in interest rates as described more fully in the Statement of Additional Information. With respect to U.S. Government securities, currently there are financial futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, Government National Mortgage Association ("GNMA") Certificates and three-month U.S. Treasury bills.

     Subject to policies adopted by the Trustees, the Funds also may enter into other financial futures transactions, such as financial futures contracts or options on other municipal bond indices which may become available, if the Manager of the Funds and the Trustees of the Trust should determine that there is normally a sufficient correlation between the prices of such financial futures contracts or options thereon and the Municipal Bonds in which a Fund invests to make such hedging appropriate.


     Utilization of financial futures contracts and options thereon involves the risk of imperfect correlation in movements in the price of financial futures contracts or options thereon and movements in the price of the security which is the subject of the hedge. If the price of the financial futures contract or option thereon moves more or less than the price of the security that is the subject of the hedge, a Fund will experience a gain or loss that will not be completely offset by movements in the price of such security. There is a risk of imperfect correlation where the securities underlying financial futures contracts or options thereon have different maturities, ratings or geographic mixes than the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index that serves as a basis for a financial futures contract or option thereon. Finally, in the case of financial futures contracts on U.S. Government securities and options on such financial futures contracts, the anticipated correlation of price movements between the U.S. Government securities underlying the financial futures or options, and Municipal Bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities.



     Under regulations of the Commodity Futures Trading Commission, the futures trading activities described herein will not result in a Fund being deemed to be a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, a Fund may purchase and sell financial futures contracts and options thereon (i) for bona fide hedging purposes, and (ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Fund's portfolio assets after taking into account unrealized profits and unrealized losses on any such contracts and options. As stated above, each Fund intends to engage in options and futures transactions only for hedging purposes. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.


     When a Fund purchases a financial futures contract, or writes a put option or purchases a call option thereon, it will maintain an amount of cash, cash equivalents (e.g., high grade commercial paper and daily tender adjustable notes) or liquid securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the financial futures contract or option thereon, thereby ensuring that the use of such financial futures contract or option is unleveraged. It is not anticipated that transactions in financial futures contracts or options thereon will have the effect of increasing portfolio turnover.


     Although certain risks are involved in options and futures transactions, the Manager believes that, because the Funds will engage in financial futures transactions only for hedging purposes, the futures portfolio strategies of the Funds will not subject the Funds to certain risks frequently associated with speculation in futures transactions. The Funds must meet certain Federal income tax requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify for the special tax treatment afforded regulated investment companies, including a requirement that less than 30% of its gross income be derived from the sale or other disposition of securities held for less than three months. This requirement will no longer apply to any Fund after its fiscal year ending July 31, 1998. Additionally, each Fund is required to meet certain diversification requirements under the Code.



     The liquidity of a secondary market in a financial futures contract or related option may be adversely affected by "daily price fluctuation limits" established by commodity exchanges that limit the amount of fluctuation in a financial futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices in the past have reached or exceeded the daily limit on a number of consecutive trading days.

     The successful use of financial futures contracts and options thereon also depends on the ability of the Manager to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent these rates remain stable during the period in which a financial futures contract or related option is held by a Fund or move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction. Furthermore, each Fund only will engage in hedging transactions from time to time and may not necessarily be engaging in hedging transactions when movements in interest rates occur.

     Reference is made to the Statement of Additional Information for further information on financial futures contracts and certain options thereon.

REPURCHASE AGREEMENTS


     As Temporary Investments, the Funds may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security from the Fund at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. A Fund may not invest in repurchase agreements maturing in more than seven days if such investments, together with the Fund's other illiquid investments, would exceed 15% of that Fund's total assets. In the event of a default by the seller under a repurchase agreement, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the underlying securities.



     A Fund may be subject to state and local restrictions that prohibit certain types of investments and investment strategies, including some of the investments and investment strategies discussed herein.


INVESTMENT RESTRICTIONS


     Each Fund has adopted a number of restrictions and policies relating to the investment of the Fund's assets and its activities, which are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act (which means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). As a fundamental policy, no Fund may invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of issuers in any particular industry (other than U.S. Government securities or Government agency securities, Municipal Bonds and Non-Municipal Tax-Exempt Securities). Investment restrictions and policies that are non-fundamental policies may be changed by the Board of Trustees without shareholder approval. As a non-fundamental policy, no Fund may borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. In addition, no Fund will purchase securities while borrowings are outstanding.

     As a non-fundamental policy, no Fund will invest in securities that cannot be readily resold because of legal or contractual restrictions or which are not readily marketable, including individually negotiated loans that constitute illiquid investments and illiquid lease obligations, and in repurchase agreements maturing in more than seven days, if, regarding all such securities taken together, more than 15% of its total assets (taken at market value at the time of each investment) would be invested in such securities.



     Each Fund is classified as non-diversified within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in obligations of a single issuer. However, each Fund's investments will be limited so as to qualify as a "regulated investment company" for purposes of the Code. See "Distributions and Taxes--Taxes." To qualify, among other requirements, the Trust will limit each Fund's investments so that, at the close of each quarter of the taxable year,
(i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. For purposes of this restriction, each Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity, as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer. These tax-related limitations may be changed by the Trustees of the Trust to the extent necessary to comply with changes to the Federal tax requirements. A Fund which elects to be classified as "diversified" under the 1940 Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent that a Fund assumes large positions in the obligations of a small number of issuers, that Fund's total return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.


     Investors are referred to the Statement of Additional Information for a complete description of each Fund's investment restrictions.

                            MANAGEMENT OF THE TRUST

TRUSTEES

     The Trustees of the Trust consist of six individuals, five of whom are not "interested persons" of the Trust as defined in the 1940 Act. The Trustees are responsible for the overall supervision of the operations of the Trust and the Funds and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

     The Trustees are:


     ARTHUR ZEIKEL*--President of the Manager and its affiliate, MLAM; President and Director of Princeton Services, Inc. ("Princeton Services"); and Executive Vice President of ML&Co.


     JAMES H. BODURTHA--Director and Executive Vice President, The China Business Group, Inc.

     HERBERT I. LONDON--John M. Olin Professor of Humanities, New York
University.

     ROBERT R. MARTIN--Former Chairman, Kinnard Investments, Inc.

     JOSEPH L. MAY--Attorney in private practice.

     ANDRE F. PEROLD--Professor, Harvard Business School.

---------------

* Interested person, as defined in the 1940 Act, of the Trust.


MANAGEMENT AND ADVISORY ARRANGEMENTS


     The Manager, which is an affiliate of MLAM and is owned and controlled by ML&Co., a financial services holding company and the parent of Merrill Lynch, acts as the manager for the Trust and provides each Fund with management services. The Manager or MLAM acts as the investment adviser for over 140 registered investment companies. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions. As of October 31, 1997, the Manager and MLAM had a total of approximately $271.9 billion in investment company and other portfolio assets under management, including accounts of certain affiliates of the Manager.


     Subject to the direction of the Trustees, the Manager is responsible for the actual management of each Fund's portfolio and constantly reviews each Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Funds.


     Edward J. Andrews is the Portfolio Manager for the California Fund and the Florida Fund as well as certain of the Acquired Funds, including the Michigan Fund and the New York Fund, and has been responsible for the day-to-day management of each Fund's investment portfolio since November 1993. Mr. Andrews has been a Portfolio Manager and Vice President of the Manager and MLAM since 1991.



     Peter J. Hayes and Helen M. Sheehan are Portfolio Managers for certain of the Acquired Funds, including the Arizona Fund, the Massachusetts Fund, the New Jersey Fund and the Pennsylvania Fund, and have been responsible for the day-to-day management of each Fund's investment portfolio since November 1993. Mr. Hayes has been a Portfolio Manager and Vice President of the Manager since 1989; First Vice President of MLAM since 1997 and Vice President of MLAM from 1989 to 1997. Ms. Sheehan has been a Portfolio Manager and Vice President of the Manager and of MLAM since 1991.


     Pursuant to separate management agreements between the Manager and the Trust on behalf of each Fund (each a "Management Agreement"), the Manager is entitled to receive from each Fund a monthly fee based upon the average daily net assets of that Fund at the annual rate of 0.35% of the average daily net assets of that Fund. Information about fees paid by each Fund is contained in the table below.

     Each Management Agreement obligates the related Fund to pay certain expenses incurred in that Fund's operations, including, among other things, the management fee, legal and audit fees, unaffiliated Trustees' fees and expenses, registration fees, custodian and transfer agency fees, accounting and pricing costs, and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Accounting services are provided to the Trust by the Manager, and each Fund reimburses the Manager for its proportionate costs in connection with such services. The Manager may waive all or a portion of its management fee for any Fund and may assume voluntarily all or a portion of each Fund's expenses. Information about the amounts reimbursed by each Fund is contained in the table below.

     Set forth in the table below is information for each Fund, including each of the Acquired Funds, pertaining to the Fund's investment advisory arrangements for the fiscal year ended July 31, 1997:



                                                          BASED ON
                                                           AVERAGE     REIMBURSEMENT           RATIO OF TOTAL EXPENSES
                                                          DAILY NET      OF MANAGER             TO AVERAGE NET ASSETS
                               MANAGEMENT   VOLUNTARY     ASSETS OF    FOR ACCOUNTING   -------------------------------------
            FUND                 FEE($)     WAIVER($)    APPROX. ($)    SERVICES ($)    CLASS A   CLASS B   CLASS C   CLASS D
-----------------------------  ----------   ---------   -------------  --------------   -------   -------   -------   -------
Arizona Fund.................    13,268       13,268      3.8 million      33,811        3.21%     3.56%     3.35%     3.29%
California Fund..............    51,013       29,150     14.6 million      32,283        1.28%     1.64%     1.45%     1.35%
Florida Fund.................    90,513            0     25.9 million      64,974        1.09%     1.45%     1.26%     1.19%
Massachusetts Fund...........    22,132       22,132      6.3 million      48,536        2.52%     2.84%     2.69%     2.62%
Michigan Fund................    14,977       14,977      4.3 million      41,011        3.50%     3.86%     3.81%     3.48%
New Jersey Fund..............    25,494       25,494      7.3 million      26,609        1.65%     2.00%     1.80%     1.78%
New York Fund................    57,645       57,645     16.5 million      34,860        1.16%     1.52%     1.32%     1.26%
Pennsylvania Fund............    29,758       29,758      8.5 million      42,078        1.75%     2.11%     2.02%     1.85%


CODE OF ETHICS


     The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the Act that incorporates the Code of Ethics of the Manager (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on fund investment personnel.



     The Codes require that all employees of the Manager preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Funds within periods of trading by the Funds in the same (or equivalent) security (15 or 30 days depending upon the transaction).


TRANSFER AGENCY SERVICES


     The Transfer Agent, which is a subsidiary of ML&Co., acts as the Trust's transfer agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares of each Fund and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement the Transfer Agent receives an annual fee of up to $11.00 per Class A or Class D account, and up to $14.00 per Class B or Class C account, and is entitled to reimbursement for certain transaction charges and for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts that close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML&Co. For the fiscal year ended July 31, 1997, the total fee paid to the Transfer Agent pursuant to the Transfer Agency Agreement by the California Fund was $4,553 and by the Florida Fund was $6,358.



                               PURCHASE OF SHARES



     The Distributor, an affiliate of each of the Manager, MLAM and Merrill Lynch, acts as the Distributor of the shares of each Fund. Shares of the Acquired Funds are not currently being offered for purchase or sale. For purposes of this "Purchase of Shares" section, the term "Fund" shall refer to the California Fund and the Florida Fund only.



     Shares of each Fund are offered continuously for sale by the Distributor and other eligible securities dealers (including Merrill Lynch). Class A, Class B and Class D shares of the Funds may be purchased from securities dealers or by mailing a purchase order directly to the Transfer Agent. Class C shares of the Funds are not available for purchase but will be issued only pursuant to the exchange privilege to holders of Class C shares of other MLAM-advised mutual funds who elect to exchange Class C shares of such other MLAM-advised mutual fund for Class C shares of one of the Funds. The minimum initial purchase for shares of each Fund is $1,000 and the minimum subsequent purchase is $50, except that for participants in certain fee-based programs, the minimum initial purchase is $500 and the minimum subsequent purchase is $50.



     Each Fund offers its Class A, Class B, Class C and Class D shares at a public offering price equal to the next determined net asset value per share plus sales charges imposed either at the time of purchase or on a deferred basis depending upon the class of shares selected by the investor under the Merrill Lynch Select Pricing(SM) System, as described below. The applicable offering price for purchase orders is based upon the net asset value of the respective Fund next determined after receipt of the purchase orders by the Distributor. As to purchase orders received by securities dealers prior to the close of business on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m., New York time) which includes orders received after the close of business on the previous day, the applicable offering price will be based on the net asset value determined as of 15 minutes after the close of business on the NYSE on that day, provided the Distributor in turn receives the order from the securities dealer prior to 30 minutes after the close of business on the NYSE on that day. If the purchase orders are not received by the Distributor prior to 30 minutes after the close of business on the NYSE on that day, such orders shall be deemed received on the next business day. The Trust or the Distributor may suspend the continuous offering of a Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Distributor or the Trust. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a sale of shares to such customers. Purchases made directly through the Trust's Transfer Agent are not subject to the processing fee.


     Each of the Funds issues four classes of shares under the Merrill Lynch Select Pricing(SM) System, which permits each investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives and shares of Class B are sold to investors choosing the deferred sales charge alternative. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales charge or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to a CDSC, ongoing distribution fees and higher account maintenance fees. A discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select Pricing(SM) System is set forth under "Merrill Lynch Select Pricing(SM) System" on page 6.



     Each Class A, Class B, Class C and Class D share of each of the Funds represents identical interests in the investment portfolio of that Fund and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The CDSCs and distribution and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, will be imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Funds for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). See "Distribution Plans" below. Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege."



     Investors should understand that the purpose and function of the initial sales charges with respect to Class A and Class D shares are the same as those of the CDSCs and distribution fees with respect to Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Funds. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares. Investors are advised that only Class A and Class D shares may be available for purchase through securities dealers, other than Merrill Lynch, that are eligible to sell shares.

     The following table sets forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select Pricing(SM) System.

--------------------------------------------------------------------------------------------------------

    ------------------------------------------------------------------------------------------------
                                                   ACCOUNT
                                                 MAINTENANCE DISTRIBUTION
     CLASS             SALES CHARGE(1)               FEE         FEE         CONVERSION FEATURE
    ------------------------------------------------------------------------------------------------
           A      Maximum 1.0% initial sales          No          No     No
                        charge(2)(3)
    ------------------------------------------------------------------------------------------------
           B       1.0% CDSC for one year(4)        0.15%       0.20%    B shares convert to D
                                                                         shares
                                                                         automatically after
                                                                         approximately ten years(5)
    ------------------------------------------------------------------------------------------------
        C(7)       1.0% CDSC for one year(6)        0.15%       0.20%    No
    ------------------------------------------------------------------------------------------------
           D Maximum 1.0% initial sales charge(3)    0.10%        No     No
    ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

---------------
(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. CDSCs are imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.

(2) Offered only to eligible investors. See "Initial Sales Charge
    Alternatives--Class A and Class D Shares--Eligible Class A Investors."


(3) Reduced for purchases of $100,000 or more and waived for purchases of Class A shares by participants in connection with certain fee-based programs. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but instead may be subject to a 0.20% CDSC if redeemed within one year. Such CDSC may be waived in connection with certain fee-based programs.


(4) The CDSC may be modified in connection with certain fee-based programs.


(5) The conversion period for dividend reinvestment shares and certain fee-based programs was modified. Also, Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made have an eight year conversion period. If Class B shares of a Fund are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired.


(6) The CDSC may be waived in connection with certain fee-based programs.


(7) Class C shares will be issued only upon exchange for Class C shares of another MLAM-advised mutual fund. See "Shareholder Services--Exchange Privilege."


INITIAL SALES CHARGE ALTERNATIVES--CLASS A AND CLASS D SHARES

     Investors choosing the initial sales charge alternatives who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares.

     The public offering price of Class A and Class D shares of each Fund for purchasers choosing the initial sales charge alternatives is the next determined net asset value plus varying sales charges (i.e., sales loads), as set forth below.

                                                                                              DISCOUNT TO
                                                SALES LOAD            SALES LOAD AS         SELECTED DEALERS
                                             AS PERCENTAGE* OF     PERCENTAGE* OF THE      AS PERCENTAGE* OF
            AMOUNT OF PURCHASE                OFFERING PRICE       NET AMOUNT INVESTED     THE OFFERING PRICE
-------------------------------------------  -----------------     -------------------     ------------------
Less than $100,000.........................         1.00%                  1.01%                   .95%
$100,000 but less than $250,000............          .75                    .76                    .70
$250,000 but less than $500,000............          .50                    .50                    .45
$500,000 but less than $1,000,000..........          .30                    .30                    .27
$1,000,000 and over**......................          .00                    .00                    .00

---------------
 * Rounded to the nearest one-hundredth percent.

** Class A and Class D purchases of $1 million or more may be subject to a CDSC of 0.20% if the shares are redeemed within one year after purchase. Such CDSC may be waived in connection with certain fee-based programs. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.


     The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class A and Class D shares of a Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act of 1933, as amended.


     The following table sets forth information about the number of Class A shares and Class D shares sold by each Fund for the fiscal year ended July 31, 1997, the aggregate net proceeds from such sales, the gross sales charges and the amounts of such charges received by the Distributor and Merrill Lynch for Class A shares and Class D shares. No CDSCs were received by the Distributor with respect to redemptions within one year after purchase of Class A or Class D shares purchased subject to a front-end sales charge waiver.



                            NO. OF SHARES          AGGREGATE           GROSS SALES           PAID TO             PAID TO
                                SOLD           NET PROCEEDS ($)        CHARGES ($)       DISTRIBUTOR ($)    MERRILL LYNCH ($)
                          -----------------   -------------------   -----------------   -----------------   -----------------
                          CLASS A   CLASS D   CLASS A    CLASS D    CLASS A   CLASS D   CLASS A   CLASS D   CLASS A   CLASS D
                          -------   -------   -------   ---------   -------   -------   -------   -------   -------   -------
California Fund.........    1,377   285,173    13,897   2,849,538       0      2,379        0       224         0      2,155
Florida Fund............   70,813   362,564   705,043   3,617,874     631        576       68        55       563        521



     Eligible Class A Investors. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors that currently own Class A shares of a Fund in a shareholder account are entitled to purchase additional Class A shares of that Fund in that account. Class A shares are available at net asset value to corporate warranty insurance reserve fund programs and U.S. branches of foreign banking institutions provided that the program or branch has $3 million or more initially invested in MLAM-advised mutual funds. Also eligible to purchase Class A shares at net asset value are participants in certain investment programs including TMA(SM) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services, collective investment trusts for which Merrill Lynch Trust Company serves as trustee and purchases made in connection with certain fee-based programs. In addition, Class A shares are offered at net asset value to ML&Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised investment companies, including the Trust. Certain persons who acquired shares of certain MLAM-advised closed-end funds in their initial offerings who wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in shares of the Funds also may purchase Class A shares of the Funds if certain conditions set forth in the Statement of Additional Information are met. In addition, Class A shares of the Funds and certain other MLAM-advised mutual funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. and, if certain conditions set forth in the Statement of Additional Information are met, to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer conducted by such funds in shares of either of the Funds and certain other MLAM-advised mutual funds.



     Reduced Initial Sales Charges. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends or capital gains distributions. Class A and Class D sales charges also may be reduced under a Right of Accumulation and a Letter of Intention. Class A shares are offered at net asset value to certain eligible Class A investors as set forth above under "Eligible Class A Investors." See "Shareholder Services--Fee-Based Programs."



     Provided applicable threshold requirements are met, either Class A or Class D shares are offered at net asset value to Employee Access(SM) Accounts available through authorized employers. Class A shares of each of the Funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. and, subject to certain conditions, Class A and Class D shares of each of the Funds are offered at net asset value to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who wish to reinvest in shares of any of the Funds the net proceeds from a sale of certain of their shares of common stock pursuant to tender offers conducted by those funds.


     Class D shares are offered at net asset value, without sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant, if certain conditions set forth in the Statement of Additional Information are met. Class D shares may be offered at net asset value in connection with the acquisition of assets of other investment companies.

     Additional information concerning these reduced initial sales charges is set forth in the Statement of Additional Information.

DEFERRED SALES CHARGE ALTERNATIVES--CLASS B AND CLASS C SHARES


     The public offering price of Class B shares for investors choosing the deferred sales charge alternative is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. Class C shares of the Funds are not available for purchase but will be issued only pursuant to the exchange privilege to holders of Class C shares of other MLAM-advised mutual funds who elect to exchange Class C shares of such other MLAM-advised mutual funds for Class C shares of one of the Funds. See "Shareholder Services--Exchange Privilege." As discussed below, Class B and Class C shares are subject to a one-year 1.0% CDSC. Approximately ten years after Class B shares of a Fund are issued, such Class B shares, together with shares issued upon dividend reinvestment with respect to those shares, are automatically converted into Class D shares of that Fund and thereafter will be subject to lower continuing fees. See "Conversion of Class B Shares to Class D Shares" below. Both Class B and Class C shares are subject to an account maintenance fee of 0.15% of net assets and a distribution fee of 0.20% of net assets as discussed below under "Distribution Plans."

     Class B and Class C shares are not subject to an initial sales charge; therefore, Merrill Lynch compensates its Financial Consultants for selling Class B and Class C shares of MLAM-advised mutual funds at the time of purchase from its own funds. See "Distribution Plans."



     Proceeds from the CDSCs and the distribution fee of a Fund are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to that Fund in connection with the sale of its Class B shares, such as the payment of compensation to Financial Consultants for selling Class B shares of that Fund from its own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of a Fund to sell its Class B shares without a sales charge being deducted at the time of purchase. The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities.


     Approximately ten years after issuance, Class B shares of each of the Funds will convert automatically into Class D shares of the same Fund, which are subject to a lower account maintenance fee and no distribution fee; Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately eight years. If Class B shares of one of the Funds are exchanged for Class B shares of another MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.

     Imposition of the CDSC and the distribution fee on Class B shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below. Class B shareholders of a Fund exercising the exchange privilege described under "Shareholder
Services--Exchange Privilege" will continue to be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.


     Contingent Deferred Sales Charges--Class B and Class C Shares. Class B and Class C shares of a Fund that are redeemed within one year after acquisition may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The Class B CDSCs may be modified and the Class C CDSCs may be waived in connection with certain fee-based programs. See "Shareholder Services--Fee-Based Programs."



     The following table sets forth the rates of the Class B and Class C CDSCs for the Funds:


                                                                            CDSC AS
                                                                         PERCENTAGE OF
                            YEARS SINCE PURCHASE                         DOLLAR AMOUNT
                                PAYMENT MADE                           SUBJECT TO CHARGE
        -------------------------------------------------------------  -----------------
        0-1..........................................................         1.0%
        1 and thereafter.............................................         None


     For the fiscal year ended July 31, 1997, the Distributor received CDSCs of $6,779 from the California Fund and $7,396 from the Florida Fund with respect to redemptions of Class B shares, all of which were paid to Merrill Lynch. Additional CDSCs payable to the Distributor may have been waived or converted to a contingent obligation in connection with a shareholder's participation in certain fee-based programs.

     For the fiscal year ended July 31, 1997, the Distributor received no CDSCs with respect to redemptions of Class C shares for either Fund. The Class C CDSC may be waived in connection with certain fee-based programs. See "Shareholder Services--Fee-Based Programs."


     In determining whether a CDSC is applicable to a redemption of Class B or Class C shares, the calculation will be made in the manner that results in the lowest applicable rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.


     The Class B CDSC is waived on redemptions of shares following the death or disability (as defined in the Code) of a shareholder. The Class B CDSC also is waived for any Class B shares that are purchased within qualifying Employee Access(SM) Accounts. Additional information concerning the waiver of the Class B CDSC is set forth in the Statement of Additional Information. The terms of the Class B CDSC may be modified and the terms of the Class C CDSC may be waived in connection with certain fee-based programs. See "Shareholder Services--Fee-Based Programs."



     Conversion of Class B Shares to Class D Shares. After approximately ten years (the "Conversion Period"), Class B shares of a Fund will be converted automatically into Class D shares of the same Fund. Class D shares are subject to an ongoing account maintenance fee of 0.10% of net assets, which is lower than the account maintenance fee borne by the Class B shares, and Class D shares are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.


     In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at a Conversion Date the conversion of Class B shares to Class D shares of a Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of that Fund held in the account on the Conversion Date will be converted to Class D shares of that Fund.

     Share certificates for Class B shares of the Fund to be converted must be delivered to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. In the event such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class B shares will convert to Class D shares on the next scheduled Conversion Date after such certificates are delivered.

     In general, Class B shares of equity MLAM-advised mutual funds will convert approximately eight years after initial purchase, and Class B shares of taxable and tax-exempt fixed income MLAM-advised mutual funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.

     The Conversion Period also may be modified for investors who participate in certain fee-based programs. See "Shareholder Services--Fee-Based Programs."


DISTRIBUTION PLANS

     The Trust has adopted a separate distribution plan on behalf of each of the Funds for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the 1940 Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Funds to the Distributor with respect to such classes. The Class B and Class C Distribution Plans provide for the payment of account maintenance fees and distribution fees, and the Class D Distribution Plan provides for the payment of account maintenance fees.


     The Distribution Plans for Class B, Class C and Class D shares each provides that the Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.15% (in the case of Class B and Class C shares) or 0.10% (in the case of Class D shares) of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) in connection with account maintenance activities.



     The Distribution Plans for Class B and Class C shares each provides that the Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial consultants for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A and Class D shares of the Funds in that the deferred sales charges provide for the financing of the distribution of the Funds' Class B and Class C shares.



     Set forth in the table below is information for each Fund pertaining to the Fund's Distribution Plans for Class B, Class C and Class D shares for the fiscal year ended July 31, 1997 and information with respect to the annual fee payable pursuant to such Distribution Plans based on the net assets of each Fund as of July 31, 1997.



                                                 PAYMENT TO THE
                                            DISTRIBUTOR, ALL OF WHICH            BASED ON AVERAGE DAILY NET
                                          WAS PAID TO MERRILL LYNCH($)         ASSETS AS OF JULY 31, 1997($)
                                          -----------------------------    --------------------------------------
                                          CLASS B    CLASS C    CLASS D      CLASS B       CLASS C      CLASS D
                                          -------    -------    -------    ------------    -------    -----------
California Fund........................   30,557        84       2,646      8.7 million    55,827     2.6 million
Florida Fund...........................   42,610       116       6,193     12.2 million    77,390     6.2 million


     The payments under each of the Distribution Plans are based on a percentage of average daily net assets attributable to the shares of the related Fund regardless of the amount of expenses incurred, and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses of each Fund is presented to the Trustees for their consideration in connection with their deliberations as to the continuance of each of the Class B and Class C Distribution Plans. This information is presented separately for each Fund annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated accrual basis, a Fund's revenues consist of the account maintenance fees, distribution fees, the CDSCs and certain other related revenues of that Fund, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and market expenses, corporate overhead and interest expense of that Fund. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and CDSCs of that Fund, and the expenses consist of financial consultant compensation of that Fund.


     The table below sets forth information with respect to Class B shares of the Funds concerning direct cash revenues and expenses for the period November 26, 1993 (commencement of operations) to July 31, 1997 and fully allocated accrual revenues and expenses incurred by the Distributor and Merrill Lynch for the period November 26, 1993 (commencement of operations) to December 31, 1996.



                               AMOUNT BY WHICH                            APPROXIMATE AMOUNT BY
                             DIRECT CASH REVENUES    % OF CLASS B     WHICH FULLY ALLOCATED ACCRUAL      % OF CLASS B
                             EXCEEDED DIRECT CASH     NET ASSETS         EXPENSES EXCEEDED FULLY          NET ASSETS
                                EXPENSES AS OF            AT         ALLOCATED ACCRUAL REVENUES AS OF         AT
           FUND                   7/31/97($)           7/31/97                 12/31/96($)                 12/31/96
--------------------------   --------------------    ------------    --------------------------------    ------------
California Fund...........         $ 46,799               .68%                   $ 79,000                     .84%
Florida Fund..............         $291,213              2.54%                   $(93,000)                  (.75)%



     The table below sets forth information with respect to Class C shares of the Funds concerning direct cash revenues and expenses for the period October 21, 1994 (commencement of operations) to July 31, 1997. Information regarding fully allocated accrual data for Class C shares for the period October 21, 1994 (commencement of operations) to December 31, 1996 is not presented because such revenues and expenses are de minimis.



                                                                    AMOUNT BY WHICH
                                                                  DIRECT CASH REVENUES    % OF CLASS C
                                                                  EXCEEDED DIRECT CASH     NET ASSETS
                                                                     EXPENSES AS OF            AT
                             FUND                                      7/31/97($)           7/31/97
---------------------------------------------------------------   --------------------    ------------
California Fund................................................           $176                .31%
Florida Fund...................................................           $125                .21%



     The Funds have no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and Merrill Lynch in connection with Class B, Class C and Class D shares, and there is no assurance that the Trustees of the Trust will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Trustees will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charges, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on Class B shares will terminate upon conversion of those Class B shares into Class D shares as set forth under "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares--Conversion of Class B Shares to Class D Shares."

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES

     The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B shares of each of the Funds, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to each Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by each Fund to (1) 6.25% of eligible gross sales of Class B shares of that Fund (defined to exclude shares issued pursuant to dividend reinvestments and exchanges) plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC of that Fund). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor in connection with each Fund (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales of that Fund. The Distributor retains the right to stop waiving the interest charges at any time. To the extent a Fund's payments would exceed the voluntary maximum, such Fund will not make further payments of the distribution fee with respect to Class B shares and any CDSCs will be paid to the Fund rather than to the Distributor; however, such Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payments in excess of the amount payable under the NASD formula will not be made.

                              REDEMPTION OF SHARES


     The Trust is required to redeem for cash all shares of the Funds upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by a Fund at such time.


REDEMPTION


     A shareholder wishing to redeem shares of a Fund may do so by tendering the shares directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares of a Fund for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Trust or any Fund. The redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

     At various times the Trust may be requested to redeem shares of a Fund for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a United States bank). The Trust may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such Fund shares, which may take up to 10 days.

REPURCHASE

     The Trust also will repurchase shares of a Fund through a shareholder's listed securities dealer. The Trust normally will accept orders to repurchase Fund shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the close of business on the NYSE (generally, 4:00 p.m., New York time) on the day received and is received by a Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to the Trust not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.


     The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Trust (other than any applicable
CDSC); securities firms that do not have selected dealer agreements with the Distributor, however, may impose a charge on the shareholder for transmitting the notice of repurchase to the Trust. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a repurchase of shares to such customers. Repurchases made directly through a Fund's Transfer Agent are not subject to the processing fee. The Trust reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. However, a shareholder whose order for repurchase is rejected by the Trust may redeem Fund shares as set forth above.


     Redemption payments will be made within seven days of the proper tender of the certificates, if any, and stock power or letter requesting redemption, in each instance with signatures guaranteed as noted above.

REINSTATEMENT PRIVILEGE--CLASS A AND CLASS D SHARES

     Shareholders who have redeemed their Class A or Class D shares of a Fund have a privilege to reinstate their accounts by purchasing Class A or Class D shares of that Fund at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's Merrill Lynch Financial Consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

                              SHAREHOLDER SERVICES


     The Trust offers a number of shareholder services and investment plans described below that are designed to facilitate investment in shares of the Funds. Full details as to each of such services, copies of the various plans described below, and instructions as to how to participate in the various services or plans, or to change options with respect thereto can be obtained from the Trust by calling the telephone number on the cover page hereof or from the Distributor or Merrill Lynch.


INVESTMENT ACCOUNT


     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends, and long-term capital gains distributions. The statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. A shareholder may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. Shareholders also may maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically at the Transfer Agent. Shareholders considering transferring their Class A or Class D shares of a Fund from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the Class A or Class D shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares of a Fund from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the Transfer Agent. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he or she be issued certificates for such shares and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence.


EXCHANGE PRIVILEGE

     U.S. shareholders of each class of shares of each of the Funds have an exchange privilege with certain other MLAM-advised mutual funds. There is currently no limitation on the number of times a shareholder may exercise the exchange privilege. The exchange privilege may be modified or terminated in accordance with the rules of the Commission.


     Under the Merrill Lynch Select Pricing(SM) System, Class A shareholders may exchange Class A shares of a Fund for Class A shares of a second MLAM-advised mutual fund if the shareholder holds any Class A shares of the second fund in the account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second MLAM-advised mutual fund, and the shareholder does not hold Class A shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund.

     Exchanges of Class A and Class D shares are made on the basis of the relative net asset values per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the Class A or Class D shares being exchanged and the sales charge payable at the time of the exchange on the shares being acquired.

     Class B, Class C and Class D shares are exchangeable with shares of the same class of other MLAM-advised mutual funds.


     Shares of the Funds that are subject to a CDSC are exchangeable on the basis of relative net asset value per share without the payment of any CDSC that might otherwise be due upon redemption of the shares of that Fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is tacked onto the holding period for the newly acquired shares of the other fund.


     Class A, Class B, Class C and Class D shares also are exchangeable for shares of certain MLAM-advised money market funds specifically designated as available for exchange by holders of Class A, Class B, Class C or Class D shares. The period of time that Class A, Class B, Class C or Class D shares are held in a money market fund, however, will not count toward satisfaction of the holding period requirement for reduction of any CDSC imposed on such shares, if any, and, with respect to Class B shares, toward satisfaction of the Conversion Period.

     Class B shareholders of a Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of a Fund acquired through use of the exchange privilege will be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the MLAM-advised mutual fund from which the exchange has been made.


     Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes. For further information, see "Shareholder Services-- Exchange Privilege" in the Statement of Additional Information.


AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


     All dividends and capital gains distributions are reinvested automatically in full and fractional shares of a Fund, without a sales charge, at the net asset value per share of that Fund at the close of business on the monthly payment date for such dividends and distributions. A shareholder may, at any time, by written notification to Merrill Lynch if the shareholder's account is maintained with Merrill Lynch or by written notification or by telephone (1-800-MER-FUND) to the Transfer Agent if the shareholder's account is maintained with the Transfer Agent elect to have subsequent dividends or both dividends and capital gains distributions paid in cash, rather than reinvested, in which event payment will be mailed on or about the payment date. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks. Cash payments also can be directly deposited to the shareholder's bank account. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.

SYSTEMATIC WITHDRAWAL PLANS


     A shareholder of a Fund may elect to receive systematic withdrawal payments from his or her Investment Account through automatic payment by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis. Alternatively, a shareholder whose shares are held within a CMA(R) or CBA(R) Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R)/CBA(R) Systematic Redemption Program, subject to certain conditions. With respect to redemptions of Class B or Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares--Contingent Deferred Sales Charges--Class B and Class C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, the systematic withdrawal plan will automatically be applied thereafter to Class D shares. See "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares--Conversion of Class B Shares to Class D Shares."


AUTOMATIC INVESTMENT PLANS

     Regular additions of Class A, Class B, Class C and Class D shares may be made to an investor's Investment Account by prearranged charges of $50 or more to his or her regular bank account. Alternatively, an investor who maintains a CMA(R) or CBA(R) account may arrange to have periodic investments made in a Fund in that CMA(R) or CBA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R) or CBA(R) Automated Investment Program.

FEE-BASED PROGRAMS


     Certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class A shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares which will be exchanged for Class A shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in a Program may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value, which may be shares of a money market fund. In addition, upon termination of participation in a Program, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in such Program's client agreement and from the Transfer Agent at
(800) MER-FUND or (800) 637-3863.

                             PORTFOLIO TRANSACTIONS


     Subject to the policies established by the Trustees of the Trust, the Manager is primarily responsible for the execution of the Funds' portfolio transactions. Municipal Bonds and other securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Trust deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Trust to obtain the best net results in conducting portfolio transactions for the Funds, taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transactions involved, the firm's general execution and operations facilities, and the firm's risk in positioning the securities involved and the provision of supplemental investment research by the firm. While reasonably competitive spreads or commissions are sought, the Funds will not necessarily be paying the lowest spread or commission available. The sale of shares of the Funds may be taken into consideration as a factor in the selection of brokers or dealers to execute portfolio transactions for the Funds. The portfolio securities of the Funds generally are traded on a principal basis and normally do not involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Funds primarily consists of dealer or underwriter spreads. Under the 1940 Act, persons affiliated with the Trust, including Merrill Lynch, are prohibited from dealing with the Trust or any Fund as principals in the purchase and sale of securities unless such trading is permitted by an exemptive order issued by the Commission. The Trust has obtained an exemptive order permitting it and each Fund to engage in certain principal transactions with Merrill Lynch involving high quality short-term municipal securities, subject to certain conditions. In addition, the Fund may not purchase securities, including Municipal Bonds, during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Trustees of the Trust that either comply with rules adopted by the Commission or with interpretations of the Commission staff. An affiliated person of the Trust may serve as its broker in over-the-counter transactions conducted for the Funds on an agency basis only.



     Portfolio Turnover. Generally, the Funds do not purchase securities for short-term trading profits. However, a Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other reasons, appears advisable to the Manager. As a result of the investment policies of the Funds, each Fund's portfolio turnover may be higher than that of other investment companies; however, it is extremely difficult to predict portfolio turnover rates with any degree of accuracy. Higher portfolio turnover may contribute to higher transactional costs and negative tax consequences, such as an increase in capital gain dividends or in ordinary income dividends of accrued market discount, as well as greater difficulty meeting the requirement for qualification as a regulated investment company that less than 30% of its gross income be derived from the sale or other disposition of securities held for less than three months. As a result of a change in legislation, this requirement will no longer apply to the Funds after the fiscal year ending July 31, 1998. See "Distributions and Taxes." (The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.)

     For the fiscal years ended July 31, 1996 and 1997, the portfolio turnover rates for each of the Funds were as follows:



                                                                       FOR THE YEAR
                                                                          ENDED
                                                                         JULY 31,
                                                                     ----------------
                                   FUND                              1996       1997
        ----------------------------------------------------------   -----      -----
        California Fund...........................................   11.09%     26.86%
        Florida Fund..............................................   39.90      35.67


                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     The net investment income of each Fund is declared as dividends, prior to the determination of the net asset value which is calculated 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York time) on that day. The net investment income of each Fund for dividend purposes consists of interest earned on portfolio securities, less expenses, in each case computed since the most recent determination of the net asset value. Expenses of each Fund, including the management fees and account maintenance fees and distribution fees with respect to Class B and Class C shares of that Fund and account maintenance fees with respect to Class D shares of that Fund, are accrued daily. Dividends of net investment income of a Fund are declared daily and reinvested monthly in the form of additional full and fractional shares of that Fund at net asset value unless the shareholder elects to receive such dividends in cash. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding from the settlement date of a purchase order to the day prior to the settlement date of a redemption order.


     All net realized capital gains of a Fund, if any, are declared and distributed to that Fund's shareholders at least annually. Capital gains distributions will be reinvested automatically in shares of a Fund unless the shareholder elects to receive such distributions in cash.



     The per share dividends and distributions on each class of shares of a Fund will be reduced as a result of any account maintenance, distribution and transfer agency fees applicable to that class. See "Additional
Information--Determination of Net Asset Value."


     See "Shareholder Services" for information as to how to elect either dividend reinvestment or cash payments. Portions of dividends and distributions which are taxable to shareholders as described below are subject to income tax whether they are reinvested in shares of a Fund or received in cash.

TAXES


     Federal. The Trust intends to continue to qualify each Fund for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Trust intends to cause each Fund to distribute substantially all of such income.


     To the extent that the dividends distributed to a Fund's Class A, Class B, Class C and Class D shareholders (together, the "shareholders") are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as "exempt-interest dividends" by the Trust, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security benefits and railroad retirement benefits subject to Federal income taxes. The Trust will inform shareholders annually as to the portion of a Fund's distributions which constitutes exempt-interest dividends and which is exempt from Federal income tax. Interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible for Federal income tax purposes to the extent attributable to exempt-interest dividends. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds or private activity bonds held by a Fund should consult their tax advisors before purchasing Fund shares.



     To the extent that a Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions are considered ordinary income for Federal income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in futures or options ("capital gain dividends") are taxable as long-term capital gains for Federal income tax purposes, regardless of the length of time the shareholder has owned Fund shares. Recent legislation creates additional categories of capital gains taxable at different rates. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any exempt-interest dividends, ordinary income dividends or capital gain dividends, as well as the amount of capital gain dividends in the different categories of capital gain referred to above. Distributions by a Fund, whether from exempt-interest income, ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code.


     All or a portion of each Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Any loss upon the sale or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.


     The Code subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. The alternative minimum tax applies to interest received on certain "private activity bonds" issued after August 7, 1986. Private activity bonds are bonds that, although tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference", which could subject certain investors in such bonds, including shareholders of a Fund, to an alternative minimum tax. Each Fund will purchase such "private activity bonds," and the Trust will report to shareholders within 60 days after each Fund's taxable year-end the portion of its dividends declared during the year that constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to an alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings", which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by a Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by such Fund.

     No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period for the converted Class B shares.

     If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Under certain Code provisions, some shareholders may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     The Code provides that every person required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including each Fund), during the taxable year.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.


     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes.



     State. The State Municipal Bonds in which each Fund will invest consist of obligations with remaining maturities of between one and ten years that are issued by or on behalf of the designated state or its political subdivisions, agencies or instrumentalities, and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. State Municipal Bonds pay interest that is exempt from Federal income taxes, personal income taxes in the designated state and, in certain instances, franchise and local personal income taxes. In certain states, State Municipal Bonds are exempt from intangible personal property taxes in the designated state.

     Exempt-interest dividends paid by a Fund and attributable to interest income from State Municipal Bonds of a designated state generally will be exempt from state personal income taxation for shareholders otherwise subject to personal income taxation by such designated state and, in some cases, such dividends may be exempt from state corporate income, franchise or local personal income taxes. Shareholders subject to income taxation by states other than the Fund's designated state will realize a lower after-tax rate of return than shareholders in that state since the dividends distributed by a Fund generally will not be exempt, to any significant degree, from income taxation by any state other than that Fund's designated state. The Trust will inform shareholders annually as to the portion of a Fund's distributions that constitutes exempt-interest dividends and the portion that is not subject to state and, if applicable, city income or franchise taxes. Interest on indebtedness incurred or continued to purchase or carry Fund shares generally will not be deductible for state personal income tax purposes to the extent attributable to interest income exempt from personal income taxation by the designated state. Shares held in a certain Fund generally will not subject shareholders to intangible personal property tax in the applicable state.



     Corporate shareholders may be subject to tax on distributions of investment income, including exempt-interest dividends, and capital gains in the designated state. Distributions from investment income and capital gains of a Fund, including exempt-interest dividends, may also be subject to state taxes in states other than the designated state and may be subject to local taxes. Accordingly, investors in a Fund should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and to the holding of shares in such Fund.



     The foregoing description relates generally to state personal income tax issues; investors should consult with their tax advisers with respect to such taxes as well as state corporate income or franchise taxes and any state or local income taxes not described above, as well as to the availability of any exemptions from state or local income taxes. Additional considerations relating to income taxation in the various states is set forth under "Distributions and Taxes" in the Statement of Additional Information.


                                PERFORMANCE DATA

     From time to time each Fund may include its average annual total return, yield and tax-equivalent yield for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return, yield and tax-equivalent yield are computed in accordance with formulas specified by the Commission.

     Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including any CDSC that would be applicable to a complete redemption of the investment at the end of the specified period such as in the case of Class B and Class C shares of that Fund and the maximum sales charge in the case of Class A and Class D shares of that Fund. Dividends paid by each Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance fees and distribution charges and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. Each Fund will include performance data for all classes of shares of that Fund in any advertisement or information including performance data of that Fund.


     The Funds also may quote total return and aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average annual rates of return reflect compounding and aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. In advertisements distributed to investors whose purchases are subject to waiver of the CDSC in the case of Class B and Class C shares or to reduced sales charges in the case of Class A and Class D shares, performance data may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or waiver of the CDSC, a lower amount of expenses is deducted. See "Purchase of Shares." A Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.


     Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by
(b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by (c) the maximum offering price per share on the last day of the period. Tax-equivalent yield quotations will be computed by dividing (a) the part of the Fund's yield that is tax-exempt by (b) one minus a stated tax rate and (c) adding the result to that part, if any, of the Fund's yield that is not tax-exempt.


     The following sets forth the yield for the Class A, Class B, Class C and Class D shares of each of the Funds, including the Acquired Funds, for the 30-day period ended July 31, 1997. The table also sets forth the tax-equivalent yield (based on a Federal income tax rate of 28%) for the Class A, Class B, Class C and Class D shares of each of the Funds, including the Acquired Funds, for the same period.



                              CLASS A                 CLASS B                 CLASS C                 CLASS D
                       ----------------------  ----------------------  ----------------------  ----------------------
                       30-DAY  TAX-EQUIVALENT  30-DAY  TAX-EQUIVALENT  30-DAY  TAX-EQUIVALENT  30-DAY  TAX-EQUIVALENT
                       YIELD       YIELD       YIELD       YIELD       YIELD       YIELD       YIELD       YIELD
                       ------  --------------  ------  --------------  ------  --------------  ------  --------------
Arizona Fund..........  3.37%       4.68%       3.04%       4.22%       3.22%       4.47%       3.27%       4.54%
California Fund.......  3.46%       4.81%       3.14%       4.36%       3.32%       4.61%       3.36%       4.67%
Florida Fund..........  3.51%       4.88%       3.19%       4.43%       3.37%       4.68%       3.41%       4.74%
Massachusetts Fund....  3.59%       4.99%       3.26%       4.53%       3.47%       4.82%       3.49%       4.85%
Michigan Fund.........  3.62%       5.03%       3.28%       4.56%       3.12%       4.33%       3.52%       4.89%
New Jersey Fund.......  3.32%       4.61%       2.99%       4.15%       3.20%       4.44%       3.22%       4.47%
New York Fund.........  3.86%       5.36%       3.54%       4.92%       3.72%       5.17%       3.77%       5.24%
Pennsylvania Fund.....  3.41%       4.74%       3.08%       4.28%       3.15%       4.38%       3.31%       4.60%


     Total return, yield and tax-equivalent yield figures are based on a Fund's historical performance and are not intended to indicate future performance. A Fund's total return, yield and tax-equivalent yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gain or losses during the period. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Investors' tax-equivalent yields may differ from those listed above because of the application of state and local income and intangibles taxes and Federal income tax rates that are higher or lower than 28%.


     On occasion, a Fund may compare its performance to performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar") and CDA Investment Technology, Inc., or to data contained in publications such as Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine and Fortune Magazine. From time to time, a Fund may include its Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period.

                             ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE


     The net asset value of all of the classes of shares of each Fund is determined by the Manager once daily 15 minutes after the close of business on the NYSE (generally, 4:00 p.m., New York time), on each day during which the NYSE is open for trading. The net asset value per share is computed by dividing the sum of the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Manager and the Distributor, are accrued daily.


     The net asset value per share of the shares of all classes of a Fund are expected to be equivalent. Under certain circumstances, however, the per share net asset value of Class A shares of that Fund will be higher than the per share net asset value of shares of the other classes, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; moreover, the per share net asset value of Class D shares generally will be higher than the per share net asset value of Class B and Class C shares, reflecting the daily expense accruals of the distribution fees and the higher account maintenance and transfer agency fees applicable with respect to Class B and Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.


     The Municipal Bonds and other portfolio securities in which the Funds invest are traded primarily in the over-the-counter ("OTC") municipal bond and money markets and are valued at the last available bid price in the OTC market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. One bond is the "yield equivalent" of another bond when, taking into account market price, maturity, coupon rate, credit rating and ultimate return of principal, both bonds theoretically will produce an equivalent return to the bondholder. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


ORGANIZATION OF THE TRUST


     The Trust is a business trust organized on February 14, 1991 under the laws of Massachusetts. The Trust is an open-end management investment company comprised of separate series ("Series"), each of which is a separate portfolio offering shares to selected groups of purchasers. Each of the Series is managed independently in order to provide to shareholders who are residents of the state to which such Series relates as high a level of income exempt from Federal and, in certain cases, state and local personal income taxes as is consistent with prudent investment management. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest, $.10 par value per share, of different classes. Shareholder approval is not required for the authorization of additional Series or classes of a Series of the Trust. At the date of this Prospectus, the shares of each Fund are divided into four classes designated Class A, Class B, Class C and Class D shares. Each share of Class A, Class B, Class C and Class D represents an interest in the same assets of a Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions except that Class B, Class C and Class D shares bear certain expenses relating to the account maintenance associated with such shares, and Class B and Class C shares bear certain expenses relating to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to such distribution and/or account maintenance expenditures, as applicable. See "Purchase of Shares." The Trustees of the Trust may classify and reclassify the shares of any Series into additional or other classes at a future date.



     Shareholders are entitled to one vote for each full share and to fractional votes for fractional shares held in the election of Trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. All shares of the Trust have equal voting rights, except that only shares of the respective Series are entitled to vote on matters concerning only that Series and, as noted above, only Class B, Class C and Class D shares of a Series will have exclusive voting rights with respect to matters relating to the account maintenance and distribution expenditures being borne solely by such class (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders, in accordance with the terms of the Declaration of Trust, may cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Also, the Trust will be required to call a special meeting of shareholders of a Series in accordance with the requirements of the 1940 Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of a Series. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees. Upon liquidation or dissolution of a Series, each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Series and in net assets of such Series remaining after satisfaction of outstanding liabilities except that, as noted above, the Class B, Class C and Class D shares of a Series bear certain additional expenses. The obligations and liabilities of a particular Series are restricted to the assets of that Series and do not extend to the assets of the Trust generally. The shares of each Series, when issued, will be fully-paid and non-assessable by the Trust.


     At a shareholders meeting presently scheduled to be held on January 5, 1998, shareholders of the Acquired Funds will consider a proposal pursuant to which Limited Maturity Portfolio (the "Limited Maturity Portfolio"), a series of Merrill Lynch Municipal Bond Fund, Inc., a Maryland corporation (the "Municipal Bond Fund"), will acquire substantially all of the assets, and will assume substantially all of the liabilities, of the Acquired Funds, in exchange solely for an equal aggregate value of newly-issued shares of Common Stock of Limited Maturity Portfolio. The California Fund and the Florida Fund are not included in this transaction and will continue to operate as Series of the Trust. Shares of the Acquired Funds are no longer being offered for purchase or sale.


SHAREHOLDER REPORTS

     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts, the shareholder should notify in writing:

                  Merrill Lynch Financial Data Services, Inc.
                         P.O. Box 45289
                         Jacksonville, FL 32232-5289

     The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or mutual fund account numbers. Shareholders having any questions regarding this matter should call their Merrill Lynch Financial Consultant or Merrill Lynch Financial Data Services, Inc. at 800-637-3863.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Trust at the address or telephone number set forth on the cover page of this Prospectus.
                      ------------------------------------

     The Declaration of Trust establishing the Trust, dated February 14, 1991, a copy of which together with all amendments thereto (the "Declaration") is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch Multi-State Limited Maturity Municipal Series Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to such person's private property for the satisfaction of any obligation or claim of the Trust, but the "Trust Property" (as defined in the Declaration) only shall be liable.

                   MERRILL LYNCH MULTI-STATE LIMITED MATURITY
              MUNICIPAL SERIES TRUST--AUTHORIZATION FORM (PART 1)
--------------------------------------------------------------------------------
1. SHARE PURCHASE APPLICATION


   I, being of legal age, wish to purchase: (choose one)*

     [ ] Class A shares              [ ] Class B shares              [ ] Class D
shares
of


[ ] Merrill Lynch California Limited Maturity Municipal Bond Fund [ ] Merrill Lynch Florida Limited Maturity Municipal Bond Fund
                          (THE FUND SELECTED ABOVE IS HEREIN REFERRED TO AS THE "FUND")


and establish an Investment Account as described in the Prospectus. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.

   Basis for establishing an Investment Account:

      A. I enclose a check for $.......... payable to Merrill Lynch Financial
   Data Services, Inc., as an initial investment (minimum $1,000). I understand that this purchase will be executed at the applicable offering price next to be determined after this Application is received by you.

      B. I already own shares of the following Merrill Lynch mutual funds that would qualify for the Right of Accumulation as outlined in the Statement of Additional Information: (Please list all funds. Use a separate sheet of paper if necessary.)

1. .................................     4.  ..................................

2. .................................     5.  ..................................

3. .................................     6.  ...................................


(Please Print)


Name............................................................................

                First Name                Initial          Last Name


Name of Co-Owner (if any).......................................................
                          First Name            Initial       Last Name

Address................................... Date ......................, 19 .....

 ................................................................................
                                                        (Zip Code)

Occupation ..................................................   Name and Address
of Employer................................

                    ............................................................

                    ............................................................

 ............................................................  ..................
                       Signature of Owner              Signature of Co-Owner (if
any)
(In the case of co-owners, a joint tenancy with right of survivorship will be presumed unless otherwise specified.)
--------------------------------------------------------------------------------
2. DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTION

 Ordinary Income Dividends                                          Long-Term Capital Gains
---------------------------------------------                       ---------------------------------------------
 SELECT ONE:    [ ]    Reinvest    [ ]         Cash                 SELECT ONE:    [ ]     Reinvest    [ ]         Cash
---------------------------------------------                       ---------------------------------------------

If no election is made, dividends and capital gains will be automatically reinvested at net asset value without a sales charge.

IF CASH, SPECIFY HOW YOU WOULD LIKE YOUR DISTRIBUTIONS PAID TO YOU:   [ ] Check
or  [ ] Direct Deposit to bank account

IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, PLEASE COMPLETE BELOW:


I hereby authorize payment of dividend and capital gain distributions by direct deposit to my bank account and, if necessary, debit entries and adjustments for any credit entries made to my account in accordance with the terms I have selected on the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust Authorization Form.



Specify type of account (check one):  [ ] checking [ ] savings


Name on your Account............................................................

Bank Name.......................................................................

Bank Number ................................................... Account
Number..........................................................................

Bank Address....................................................................


I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.


Signature of Depositor..........................................................

Signature of Depositor ......................................................
Date............................................................................

(if joint account, both must sign)


NOTE: IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHOULD ACCOMPANY THIS APPLICATION.

                   MERRILL LYNCH MULTI-STATE LIMITED MATURITY
        MUNICIPAL SERIES TRUST--AUTHORIZATION FORM (PART 1)--(CONTINUED)

--------------------------------------------------------------------------------

3. SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER

            Social Security Number or Taxpayer Identification Number

   Under penalty of perjury, I certify (1) that the number set forth above is my correct Social Security Number or Taxpayer Identification Number and (2) that I am not subject to backup withholding (as discussed in the Prospectus under "Distributions and Taxes--Taxes") either because I have not been notified that I am subject thereto as a result of a failure to report all interest or dividends, or the Internal Revenue Service ("IRS") has notified me that I am no longer subject thereto.

   INSTRUCTION: YOU MUST STRIKE OUT THE LANGUAGE IN (2) ABOVE IF YOU HAVE BEEN NOTIFIED THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING DUE TO UNDERREPORTING AND IF YOU HAVE NOT RECEIVED A NOTICE FROM THE IRS THAT BACKUP WITHHOLDING HAS BEEN TERMINATED. THE UNDERSIGNED AUTHORIZES THE FURNISHING OF THIS CERTIFICATION TO OTHER MERRILL LYNCH SPONSORED MUTUAL FUNDS.

 .............................................................         ............................................................
                      Signature of Owner                                             Signature of Co-Owner (if any)

--------------------------------------------------------------------------------


4. LETTER OF INTENTION--CLASS A AND CLASS D SHARES ONLY (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)


                                  .................................., 19 . . . .
                                                      Date of Initial Purchase

Dear Sir/Madam:


   Although I am not obligated to do so, I intend to purchase shares of the Fund or any other investment company with an initial sales charge or deferred sales charge for which the Merrill Lynch Funds Distributor, Inc. acts as distributor over the next 13 month period which will equal or exceed:


         [ ] $100,000    [ ] $250,000   [ ] $500,000   [ ] $1,000,000

   Each purchase will be made at the then reduced offering price applicable to the amount checked above, as described in the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust Prospectus.

   I agree to the terms and conditions of this Letter of Intention. I hereby irrevocably constitute and appoint Merrill Lynch Funds Distributor, Inc., my attorney, with full power of substitution, to surrender for redemption any or all shares of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust held as security.

By:..........................................................         ............................................................
Signature of Owner                                                    Signature of Co-Owner
                                                                      (If registered in joint names, both must sign)

   In making purchases under this letter, the following are the related accounts on which reduced offering prices are to apply:

(1) Name ..................................................           (2) Name.....................................................
Account Number ............................................           Account Number...............................................

--------------------------------------------------------------------------------

5. FOR DEALER ONLY

---                      Branch Office, Address, Stamp
---

=

=
===


This form, when completed, should be mailed to:


Merrill Lynch Multi-State Limited Maturity Municipal Series Trust
c/o Merrill Lynch Financial Data Services, Inc.
P.O. Box 45289
Jacksonville, Florida 32232-5289


We hereby authorize Merrill Lynch Funds Distributor, Inc. to act as our agent in connection with transactions under this authorization form and agree to notify the Distributor of any purchases or sales made under a Letter of Intention, Automatic Investment Plan or Systematic Withdrawal Plan. We guarantee the shareholder's signature.


 ...............................................................
                            Dealer Name and Address

By: ............................................................................
                         Authorized Signature of Dealer

---------                    ------------

                                                  ..............................
---------                    ------------
Branch-Code                    F/C No.            F/C Last Name
---------                     ---------------

---------                     ---------------
Dealer's Customer Account No.

--------------------------------------------------------------------------------
                   MERRILL LYNCH MULTI-STATE LIMITED MATURITY
              MUNICIPAL SERIES TRUST--AUTHORIZATION FORM (PART 2)
--------------------------------------------------------------------------------
NOTE: THIS FORM IS REQUIRED TO APPLY FOR THE SYSTEMATIC WITHDRAWAL OR AUTOMATIC INVESTMENT PLANS ONLY.
--------------------------------------------------------------------------------

1. ACCOUNT REGISTRATION

(PLEASE PRINT)



                                                                      ------------------------------------------------------

Name of Owner..................................................
             First Name           Initial           Last Name
                                                                      ------------------------------------------------------
                                                                                          Social Security No.
                                                                                   or Taxpayer Identification Number
Name of Co-Owner (if any)......................................
                      First Name      Initial      Last Name
Address........................................................       Account Number ............................................
                                                                      (if existing account)
 ...............................................................
                                                     (Zip Code)


--------------------------------------------------------------------------------


2. SYSTEMATIC WITHDRAWAL PLAN (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)



   MINIMUM REQUIREMENTS: $10,000 for monthly disbursements, $5,000 for quarterly, of [ ] Class A, [ ] Class B*,[ ] Class C* or [ ] Class D shares in (choose one)



[ ] Merrill Lynch California Limited Maturity Municipal Bond Fund [ ] Merrill Lynch Florida Limited Maturity Municipal Bond Fund
                          (THE FUND SELECTED ABOVE IS HEREIN REFERRED TO AS THE "FUND")



at cost or current offering price. Withdrawals to be made either (check one) [ ] Monthly on the 24th day of each month, or [ ] Quarterly on the 24th day of March, June, September and December. If the 24th falls on a weekend or holiday, the next succeeding business day will be utilized. Begin systematic withdrawal on ............. or as soon as possible thereafter.


          (month)



SPECIFY THE AMOUNT OF THE WITHDRAWAL YOU WOULD LIKE PAID TO YOU (CHECK ONE):  [
]  $............. of  [ ] Class A, [ ] Class B*, [ ] Class C* or  [ ] Class D
shares in the account.


SPECIFY WITHDRAWAL METHOD: [ ] check or [ ] direct deposit to bank account (check one and complete part (a) or (b) below):

DRAW CHECKS PAYABLE (CHECK ONE)

(a) I hereby authorize payment by check
   [ ] as indicated in Item 1.
   [ ] to the order of..........................................................

Mail to (check one)
   [ ] the address indicated in Item 1.
   [ ] Name (please print)......................................................

Address ........................................................................

     ...........................................................................

     Signature of Owner
 ..............................................................................
Date ...........................................................................

     Signature of Co-Owner (if any) ............................................

(B) I HEREBY AUTHORIZE PAYMENT BY DIRECT DEPOSIT TO BANK ACCOUNT AND, IF NECESSARY, DEBIT ENTRIES AND ADJUSTMENTS FOR ANY CREDIT ENTRIES MADE TO MY ACCOUNT. I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.


Specify type of account (check one): [ ] checking [ ] savings


Name on your Account............................................................

Bank Name.......................................................................

Bank Number .............................................................
Account Number..................................................................

Bank Address....................................................................

 ................................................................................

Signature of Depositor
 ..............................................................................
Date............................................................................

Signature of Depositor..........................................................
(If joint account, both must sign)

NOTE: IF DIRECT DEPOSIT IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHALL ACCOMPANY THIS APPLICATION.


* ANNUAL WITHDRAWAL CANNOT EXCEED 10% OF THE VALUE OF SHARES OF SUCH CLASS HELD IN THE ACCOUNT AT THE TIME THE ELECTION TO JOIN THE SYSTEMATIC WITHDRAWAL PLAN IS MADE.

--------------------------------------------------------------------------------

                   MERRILL LYNCH MULTI-STATE LIMITED MATURITY
        MUNICIPAL SERIES TRUST--AUTHORIZATION FORM (PART 2)--(CONTINUED)

--------------------------------------------------------------------------------

3. APPLICATION FOR AUTOMATIC INVESTMENT PLAN

   I hereby request that Merrill Lynch Financial Data Services, Inc. draw an automated clearing house ("ACH") debit on my checking account as described below each month to purchase: (choose one)

     [ ] Class A shares              [ ] Class B shares              [ ] Class D
shares

of the Fund subject to the terms set forth below. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.

                  MERRILL LYNCH FINANCIAL DATA SERVICES, INC.

You are hereby authorized to draw an ACH debit each month on my bank account for investment in the Fund as indicated below:

   Amount of each ACH debit $...................................................

   Account No...................................................................

Please date and invest ACH debits on the 20th of each month beginning
 .............................. or as soon thereafter as possible.
            (Month)

I agree that you are drawing these ACH debits voluntarily at my request and that you shall not be liable for any loss arising from any delay in preparing or failure to prepare any such debit. If I change banks or desire to terminate or suspend this program, I agree to notify you promptly in writing. I hereby authorize you to take any action to correct erroneous ACH debits of my bank account or purchases of Fund shares including liquidating shares of the Fund and credit my bank account. I further agree that if a debit is not honored upon presentation, Merrill Lynch Financial Data Services, Inc. is authorized to discontinue immediately the Automatic Investment Plan and to liquidate sufficient shares held in my account to offset the purchase made with the dishonored debit.

 .................      .......................................
     Date                      Signature of Depositor

                     .......................................
                              Signature of Depositor
                         (If joint account, both must sign)
                       AUTHORIZATION TO HONOR ACH DEBITS
                     DRAWN BY MERRILL LYNCH FINANCIAL DATA
                                 SERVICES, INC.

To..........................................................................Bank
                               (Investor's Bank)

Bank Address....................................................................

City .......... State .......... Zip Code.......................................

As a convenience to me, I hereby request and authorize you to pay and charge to my account ACH debits drawn on my account by and payable to Merrill Lynch Financial Data Services, Inc. I agree that your rights in respect to each such debit shall be the same as if it were a check drawn on you and signed personally by me. This authority is to remain in effect until revoked by me in writing. Until you receive such notice, you shall be fully protected in honoring any such debit. I further agree that if any such debit be dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability.

 ....................   .......................................
       Date                            Signature of Depositor

 ....................   .......................................
Bank Account Number                    Signature of Depositor

                               (If joint account, both must sign)

NOTE: IF AUTOMATIC INVESTMENT PLAN IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" SHOULD ACCOMPANY THIS APPLICATION.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

                                    MANAGER
                             Fund Asset Management

                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                Mailing Address:
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011

                                  DISTRIBUTOR
                     Merrill Lynch Funds Distributor, Inc.

                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                                Mailing Address:
                                 P.O. Box 9081
                        Princeton, New Jersey 08543-9081

                                   CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                                   12th Floor
                            New York, New York 10005

                                 TRANSFER AGENT
                  Merrill Lynch Financial Data Services, Inc.

                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484

                                Mailing Address:
                                 P.O. Box 45289
                        Jacksonville, Florida 32232-5289

                              INDEPENDENT AUDITORS

                             Deloitte & Touche LLP

                                117 Campus Drive
                        Princeton, New Jersey 08540-6400

                                    COUNSEL

                                Brown & Wood LLP

                             One World Trade Center
                         New York, New York 10048-0557

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE MANAGER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             ---------------------

                               TABLE OF CONTENTS


                                                   PAGE
                                                   ----
Fee Table.........................................   3
Merrill Lynch Select Pricing(SM) System...........   6
Financial Highlights..............................  10
Investment Objective and Policies.................  12
  Potential Benefits..............................  14
  Risk Factors and Special Considerations.........  15
  Description of Municipal Bonds..................  16
  When-Issued Securities and Delayed Delivery
    Transactions..................................  18
  Indexed and Inverse Floating Obligations........  18
  Synthetic Short-Term Municipal Bonds............  19
  Call Rights.....................................  19
  Financial Futures Contracts and Options
    Thereon.......................................  20
  Repurchase Agreements...........................  22
  Investment Restrictions.........................  22
Management of the Trust...........................  23
  Trustees........................................  23
  Management and Advisory Arrangements............  24
  Code of Ethics..................................  25
  Transfer Agency Services........................  25
Purchase of Shares................................  26
  Initial Sales Charge Alternatives--Class A and
    Class D Shares................................  28
  Deferred Sales Charge Alternatives--Class B and
    Class C Shares................................  30
  Distribution Plans..............................  33
  Limitations on the Payment of Deferred Sales
    Charges.......................................  35
Redemption of Shares..............................  35
  Redemption......................................  35
  Repurchase......................................  36
  Reinstatement Privilege--Class A and Class D
    Shares........................................  36
Shareholder Services..............................  37
  Investment Account..............................  37
  Exchange Privilege..............................  37
  Automatic Reinvestment of Dividends and Capital
    Gains Distributions...........................  38
  Systematic Withdrawal Plans.....................  39
  Automatic Investment Plans......................  39
  Fee-Based Programs..............................  39
Portfolio Transactions............................  40
Distributions and Taxes...........................  41
  Distributions...................................  41
  Taxes...........................................  41
Performance Data..................................  44
Additional Information............................  46
  Determination of Net Asset Value................  46
  Organization of the Trust.......................  47
  Shareholder Reports.............................  48
  Shareholder Inquiries...........................  48
Authorization Form................................  49
                                       Code #16925-1197


YZa

Merrill Lynch Multi-
State Limited Maturity
Municipal Series Trust


Merrill Lynch California Limited
         Maturity Municipal Bond Fund

Merrill Lynch Florida Limited
         Maturity Municipal Bond Fund

PROSPECTUS
November 28, 1997
Distributor:
Merrill Lynch
Funds Distributor, Inc.
This Prospectus should be
retained for future reference.

                                                           (MLYNCH COMPASS LOGO)

STATEMENT OF ADDITIONAL INFORMATION

       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST


         MERRILL LYNCH CALIFORNIA LIMITED MATURITY MUNICIPAL BOND FUND



           MERRILL LYNCH FLORIDA LIMITED MATURITY MUNICIPAL BOND FUND



   P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 - PHONE NO. (609) 282-2800



     Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust, consists of eight separate series, only two of which, Merrill Lynch California Limited Maturity Municipal Bond Fund (the "California Fund") and Merrill Lynch Florida Limited Maturity Municipal Bond Fund (the "Florida Fund") are currently being publicly offered. Although none of the other six series of the Trust, Merrill Lynch Arizona Limited Maturity Municipal Bond Fund (the "Arizona Fund"), Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund (the "Massachusetts Fund"), Merrill Lynch Michigan Limited Maturity Municipal Bond Fund (the "Michigan Fund"), Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund (the "New Jersey Fund"), Merrill Lynch New York Limited Maturity Municipal Bond Fund (the "New York Fund"), or Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund (the "Pennsylvania Fund") (collectively, the "Acquired Funds"), are currently offering shares for purchase or sale, certain information regarding the Acquired Funds will be provided herein. Each series of the Trust is referred to herein as a "Fund." The investment objective of each Fund is to provide shareholders with as high a level of income exempt from Federal income taxes and personal income taxes imposed by the designated state (and, in certain instances, corporate income or local personal income taxes) as is consistent with prudent investment management and may also provide exemption of Fund shares from state intangible personal property taxes. Under normal market conditions, each Fund invests primarily in a portfolio of intermediate-term investment grade obligations of the designated state or its political subdivisions, agencies or instrumentalities, or certain other jurisdictions, that pay interest exempt, in the opinion of bond counsel to the issuer, from Federal income taxes and personal income taxes of the designated state and, where applicable, corporate income or local personal income taxes and would not subject shareholders to intangible personal property taxes in the designated state. There can be no assurance that the investment objective of any Fund will be realized.


     Pursuant to the Merrill Lynch Select Pricing(SM) System, each Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing(SM) System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances.
                            ------------------------


     The Statement of Additional Information of the Trust and each Fund is not a prospectus and should be read in conjunction with the prospectus of the Trust and each Fund, dated November 28, 1997 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or by writing the Trust at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.


                            ------------------------

                         FUND ASSET MANAGEMENT--MANAGER
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR
                            ------------------------


   THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS NOVEMBER 28, 1997

                       INVESTMENT OBJECTIVE AND POLICIES



     The investment objective of each Fund is to provide shareholders with as high a level of income exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, corporate income or local personal income taxes, as is consistent with prudent investment management and may also provide exemption of Fund shares from state intangible personal property tax. Each Fund seeks to achieve its objective by investing primarily in a portfolio of intermediate-term investment grade obligations issued by or on behalf of the designated state or its political subdivisions, agencies or instrumentalities, and obligations of other qualifying issuers, such as issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. Such obligations pay interest exempt, in the opinion of bond counsel to the issuer, from Federal income taxes, the designated state's personal income taxes and, in certain instances, corporate income or local personal income taxes and may also provide exemption of Fund shares from state intangible personal property tax. Obligations that pay interest exempt from Federal income taxes are referred to herein as "Municipal Bonds." Obligations that pay interest exempt from Federal income taxes, the designated state's personal income taxes and, in certain states, corporate income or local personal income taxes, and obligations that would not subject shareholders to intangible personal property taxes in the designated state, are referred to herein as "State Municipal Bonds." Unless otherwise indicated, references to Municipal Bonds shall be deemed to include State Municipal Bonds. Each Fund anticipates that at all times, except during temporary defensive periods, it will maintain at least 65% of its total assets invested in its respective State Municipal Bonds. At times, a Fund may seek to hedge its portfolio through the use of futures transactions to reduce volatility in the net asset value of Fund shares. Reference is made to "Investment Objectives and Policies" in the Prospectus for a discussion of the investment objective and policies of each Fund.



     Each Fund will invest primarily in Municipal Bonds with remaining maturities of between one and ten years. It is anticipated that, depending on market conditions, the dollar weighted average maturity of each Fund's portfolio will not exceed five years. For purposes of these investment policies, an obligation will be treated as having a maturity earlier than its stated maturity date if such obligation has technical features that, in the judgment of Fund Asset Management, L.P. (the "Manager"), will result in the obligation being valued in the market as though it has such earlier maturity. Interest rates on shorter-term Municipal Bonds may fluctuate more widely from time to time than interest rates on longer-term Municipal Bonds. However, because of their limited maturities, the market value of the Municipal Bonds held by each Fund can be expected to fluctuate less than that of long-term Municipal Bonds as a result of changes in interest rates.



     Municipal Bonds may include general obligation bonds of a state and its political subdivisions, revenue bonds to finance utility systems, highways, bridges, port and airport facilities, colleges, hospitals, housing facilities, etc., and industrial development bonds or private activity bonds. The interest on such obligations may bear a fixed rate or be payable at a variable or floating rate. The Municipal Bonds purchased by each Fund will be primarily what are commonly referred to as "investment grade" securities, which are obligations rated at the time of purchase within the four highest quality ratings as determined by either Moody's Investors Service, Inc. ("Moody's") (currently Aaa, Aa, A and Baa), Standard & Poor's Ratings Services ("S&P") (currently AAA, AA, A and BBB) or Fitch Investors Service, Inc. ("Fitch") (currently AAA, AA, A and
BBB). If unrated, such securities will possess creditworthiness comparable, in the opinion of the Manager, to investment grade obligations.


     Certain Municipal Bonds may be entitled to the benefits of letters of credit or similar credit enhancements issued by financial institutions. In such instances, the Trustees and the Manager will take into account in assessing the quality of such obligations not only the creditworthiness of the issuer of such obligations but also the creditworthiness of the financial institution. In evaluating the creditworthiness of the financial institution, the Trustees and the Manager will consider factors such as whether the letter of credit or similar credit enhancement being issued is conditional or unconditional.


     The Funds ordinarily do not intend to realize investment income not exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, corporate income or local personal income taxes, or to hold investments that would subject shareholders to intangible personal property taxes in the designated state. However, to the extent that suitable State Municipal Bonds are not available for investment by a Fund, a Fund may purchase Municipal Bonds issued by other states or their agencies or instrumentalities, the interest income on which is exempt, in the opinion of bond counsel to the issuer, from Federal but not the designated state's taxation. Each Fund also may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Fund nevertheless believes such securities to be exempt from Federal income taxation ("Non-Municipal Tax-Exempt Securities"). Non-Municipal Tax-Exempt Securities may include securities issued by other investment companies that invest in municipal bonds, to the extent permitted by applicable law. Other Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interests in one or more long-term municipal securities.


     Except when acceptable securities are unavailable as determined by the Manager, each Fund, under normal circumstances, will invest at least 65% of its total assets in its respective State Municipal Bonds. For temporary defensive purposes or to provide liquidity, each Fund has the authority to invest in tax-exempt or taxable money market obligations with maturities of one year or less (such short-term obligations being referred to herein as "Temporary Investments"), except that taxable Temporary Investments shall not exceed 20% of a Fund's net assets. Each Fund at all times will have at least 80% of its net assets invested in securities exempt from Federal income taxation. However, interest received on certain otherwise tax-exempt securities that are classified as "private activity bonds" (in general, bonds that benefit non-governmental entities) may be subject to an alternative minimum tax. Each Fund may purchase such private activity bonds. See "Distributions and Taxes." In addition, each Fund reserves the right to invest temporarily a greater portion of its assets in Temporary Investments for defensive purposes, when, in the judgment of the Manager, market conditions warrant. The investment objective of each Fund set forth in this paragraph is a fundamental policy of the Fund that may not be changed without a vote of a majority of the outstanding shares of the Fund. A Fund's hedging strategies are not fundamental policies and may be modified by the Trustees of the Trust without the approval of the Fund's shareholders.


     Municipal Bonds at times may be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the buyer enters into the commitment. A Fund only will make commitments to purchase such securities with the intention of actually acquiring the securities, but a Fund (subject to any state or local personal income tax limitations) may sell these securities prior to the settlement date if it is deemed advisable. Purchasing Municipal Bonds on a when-issued basis involves the risk that the yields available in the market when the delivery takes place actually may be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligations generally will decrease. Each Fund will maintain a separate account at its custodian bank consisting of cash, cash equivalents or liquid securities or Temporary Investments (valued on a daily basis) equal at all times to the amount of the when-issued commitment.


     The Funds may invest in Municipal Bonds (and Non-Municipal Tax-Exempt Securities) the return on which is based on a particular index of value or interest rates. For example, the Funds may invest in Municipal Bonds that pay interest based on an index of Municipal Bond interest rates or based on the value of gold or some other commodity. The principal amount payable upon maturity of certain Municipal Bonds also may be based on the value of an index. To the extent the Funds invest in these types of Municipal Bonds, their return on such Municipal Bonds will be subject to risk with respect to the value of the particular index, which may include reduced or eliminated interest payments and losses of invested principal. Also, the Funds may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, by a remarketing agent or by reference to a short-term tax-exempt interest rate index). The Funds may purchase original issue inverse floating rate bonds in both the primary and secondary markets and also may purchase in the secondary market synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, interest rates on inverse floating rate bonds will decrease when short-term rates increase and increase when short-term rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities. To seek to limit the volatility of these securities, the Funds may purchase inverse floating obligations with shorter term maturities or that contain limitations on the extent to which the interest rate may vary. The Manager believes that indexed and inverse floating obligations represent flexible portfolio management instruments for the Funds that allow the Funds to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of that Fund's total assets.


     The Funds may purchase a Municipal Bond issuer's right to call all or a portion of such Municipal Bond for mandatory tender for purchase (a "Call Right"). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to the maturity of the related Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related Municipal Bond is identical to holding a Municipal Bond as a non-callable security. Certain investments in such obligations may be illiquid. A Fund may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of that Fund's total assets.


     A Fund may invest up to 20% of its total assets in Municipal Bonds that are rated below Baa by Moody's or below BBB by S&P or Fitch or that, in the Manager's judgment, possess similar credit characteristics ("high yield securities"). See Appendix I--"Ratings of Municipal Bonds" for additional information regarding ratings of debt securities. The Manager considers the ratings assigned by S&P, Moody's or Fitch as one of several factors in its independent credit analysis of issuers.



     High yield securities are considered by S&P, Moody's and Fitch to have varying degrees of speculative characteristics. Consequently, although high yield securities can be expected to provide higher yields, such securities may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated debt securities. Investments in high yield securities will be made only when, in the judgment of the Manager, such securities provide attractive total return potential relative to the risk of such securities, as compared to higher quality debt securities. The Funds generally will not invest in debt securities in the lowest rating categories (those rated CC or lower by S&P or Fitch or Ca or lower by Moody's) unless the Manager believes that the financial condition of the issuer or the protection afforded the particular securities is stronger than otherwise would be indicated by such low ratings.



     Issuers or obligors of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers or obligors generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers or obligors of high yield securities may be more likely to experience financial stress, especially if such issuers or obligors are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.


     High yield securities frequently have call or redemption features that would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

     The Funds may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established secondary market for many of these securities, and the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent that a secondary trading market for high yield securities does exist, it generally is not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations generally are available on many high yield securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

     It is expected that a significant portion of the high yield securities acquired by a Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable a Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

     Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield securities are likely to affect adversely a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

            DESCRIPTION OF MUNICIPAL BONDS AND TEMPORARY INVESTMENTS

     Set forth below is a description of the Municipal Bonds and Temporary Investments in which each Fund may invest. A more complete discussion concerning futures and options transactions and Municipal Bonds is set forth under "Investment Objectives and Policies" in the Prospectus. Information with respect to ratings assigned to tax-exempt obligations which the Funds may purchase is set forth in Appendix I to this Statement of Additional Information.

DESCRIPTION OF MUNICIPAL BONDS


     Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds or private activity bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities. Such obligations are included within the term Municipal Bonds if the interest paid thereon, in the opinion of bond counsel to the issuer, is excluded from gross income for Federal income tax purposes ("exempt from Federal income tax"). Such obligations are referred to herein as State Municipal Bonds if the interest paid thereon is exempt from Federal income taxes, the designated state's personal income taxes and, where applicable, corporate income or local personal income taxes, and if the Fund's investment in such obligations would not subject Fund shareholders to intangible personal property taxes in the designated state. Other types of industrial development bonds or private activity bonds, the proceeds of which are used for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current Federal tax laws place substantial limitations on the size of such issues.



     The two principal classifications of Municipal Bonds are "general obligation" bonds and "revenue" bonds, which latter category includes industrial development bonds ("IDBs") and, for bonds issued after August 15, 1986, private activity bonds. General obligation bonds are secured by a pledge of the faith, credit and taxing power of the state or political subdivision for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special or limited tax or other specific revenue source such as payments from the user of the facility being financed. IDBs and, in the case of bonds issued after August 15, 1986, private activity bonds are in most cases revenue bonds and generally do not constitute the pledge of the credit or taxing power of the issuer of such bonds. Generally, the payment of the principal of and interest on such bonds depends solely on the ability of the user of the facility financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment, unless a line of credit, bond insurance or other security is furnished. The Funds may invest in Municipal Bonds that are so-called "moral obligation" bonds, which normally are issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment, but not a legal obligation, of the state or municipality in question.


     Also included within the general category of Municipal Bonds are participation certificates issued by governmental authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The certificates represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain investments in lease obligations may be illiquid. A Fund may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed 15% of the Fund's total assets. A Fund, however, may invest without regard to such limitation in lease obligations that the Manager, pursuant to the guidelines that have been adopted by the Board of Trustees and subject to the supervision of the Board of Trustees, determines to be liquid. The Manager will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody's, or BBB or better by S&P or Fitch. Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter, the Manager, among other things, also must review the creditworthiness of the entity obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.


     Yields on Municipal Bonds are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the financial condition of the issuer, the general conditions of the Municipal Bond market, the maturity of the obligation and the rating of the issue. The ability of a Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the bonds in which the Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of owners of Municipal Bonds and the obligations of the issuer of such Municipal Bonds may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally and to general equitable principles, which may limit the enforcement of certain remedies.

DESCRIPTION OF TEMPORARY INVESTMENTS AND VARIABLE RATE DEMAND OBLIGATIONS


     The Funds may invest in short-term tax-free and taxable securities subject to the limitations set forth under "Investment Objectives and Policies." The tax-exempt money market securities may include municipal notes, municipal commercial paper, municipal bonds with a remaining maturity of less than one year, variable rate demand notes and participations therein. Municipal notes include tax anticipation notes, bond anticipation notes and grant anticipation notes. Anticipation notes are sold as interim financing in anticipation of tax collection, bond sales, government grants or revenue receipts. Municipal commercial paper refers to short-term unsecured promissory notes generally issued to finance short-term credit needs. The taxable money market securities in which the Funds may invest as Temporary Investments consist of U.S. Government securities, U.S. Government agency securities, domestic bank or savings institution certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements. These Temporary Investments must have a stated maturity not in excess of one year from the date of purchase.



     Variable rate demand obligations ("VRDOs") are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. There is, however, the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs, described below, may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are set at a rate determined by the remarketing agent or based upon the Public Securities Association Index or some other appropriate interest rate adjustment index. The Funds may invest in all types of tax-exempt instruments currently outstanding or to be issued in the future that satisfy the short-term maturity and quality standards of the Funds.



     The Funds also may invest in VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank. Participating VRDOs provide the Funds with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution upon a specified number of days' notice, not to exceed seven days. In addition, a Participating VRDO is backed by an irrevocable letter of credit or guaranty of the financial institution. The Funds would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment. The Trust has been advised by its counsel that the Funds should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations.


     VRDOs that contain an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days therefore will be subject to a Fund's restriction on illiquid investments unless, in the judgment of the Trustees, such VRDO is liquid. The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of such VRDOs. The Trustees, however, will retain sufficient oversight and will be ultimately responsible for such determination.


     The Trust has established the following standards with respect to money market securities and VRDOs in which the Funds invest. Commercial paper investments at the time of purchase must be rated A-1 through A-3 by S&P, Prime-1 through Prime-3 by Moody's or F-1 through F-3 by Fitch or, if not rated, issued by companies having an outstanding debt issue rated at least A by S&P, Moody's or Fitch. Investments in corporate bonds and debentures (which must have maturities at the date of purchase of one year or less) must be rated at the time of purchase at least A by S&P, Moody's or Fitch. Notes and VRDOs at the time of purchase must be rated SP-1+/A-1+ through SP-2/A-3 by S&P, MIG-l/VMIG-1 through MIG-4/
VMIG-4 by Moody's or F-1 through F-3 by Fitch. Temporary Investments, if not rated, must be of comparable quality to securities rated in the above rating categories in the opinion of the Manager. A Fund may not invest in any security issued by a commercial bank or a savings institution unless the bank or institution is organized and operating in the United States, has total assets of at least one billion dollars and is a member of the Federal Deposit Insurance Corporation (the "FDIC"), except that up to 10% of a Fund's total assets may be invested in certificates of deposit of small institutions if such certificates are insured fully by the FDIC.


REPURCHASE AGREEMENTS


     The Funds may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. In repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligations. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In a repurchase agreement, a Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by a Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to a Fund will depend on intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, a Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. A Fund may not invest in repurchase agreements maturing in more than seven days if such investments, together with all other illiquid investments, would exceed 15% of the Fund's total assets.


     In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold." Therefore, amounts earned under such agreements will not be considered tax-exempt interest.


FINANCIAL FUTURES TRANSACTIONS AND OPTIONS

     Reference is made to the discussion concerning futures and options transactions under "Investment Objectives and Policies" in the Prospectus. Set forth below is additional information concerning these transactions.

     As described in the Prospectus, each Fund may purchase and sell exchange-traded financial futures contracts ("financial futures contracts") and options thereon to hedge its portfolio of Municipal Bonds against declines in the value of such securities and to hedge against increases in the cost of securities a Fund intends to purchase. However, any transactions involving financial futures or options will be in accordance with a Fund's investment policies and limitations. To hedge its portfolio, a Fund may take an investment position in a financial futures contract or option thereon which will move in the opposite direction from the portfolio position being hedged. While a Fund's use of hedging strategies is intended to moderate capital changes in portfolio holdings and thereby reduce the volatility of the net asset value of Fund shares, each Fund anticipates that its net asset value will fluctuate. Set forth below is information concerning financial futures contracts and options thereon.

     Description of Financial Futures Contracts. A financial futures contract is an agreement between two parties to buy and sell a security or, in the case of an index-based futures contract, to make and accept a cash settlement for a set price on a future date. A majority of transactions in financial futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation, i.e., by entering into an offsetting transaction. Financial futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission (the "CFTC").


     The purchase or sale of a financial futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the financial futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the financial futures contract fluctuates making the long and short positions in the financial futures contract more or less valuable, a process known as "marking to the market." At any time prior to the settlement date of the financial futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the financial futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.



     The Funds may enter into financial futures contracts based on a long-term municipal bond index developed by the Chicago Board of Trade (the "CBT") and The Bond Buyer (the "Municipal Bond Index"). The Municipal Bond Index is comprised of 40 tax-exempt municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated A or higher by Moody's or S&P and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues are deleted from, the Municipal Bond Index.

The value of the Municipal Bond Index is computed daily according to a formula based on the price of each bond in the Municipal Bond Index, as evaluated by six dealer-to-dealer brokers.


     The Municipal Bond Index financial futures contract is traded only on the CBT. Like other contract markets, the CBT assures performance under financial futures contracts through a clearing corporation, a nonprofit organization managed by the exchange membership that also is responsible for handling daily accounting of deposits or withdrawals of margin.


     As described in the Prospectus, the Funds may purchase and sell financial futures contracts on U.S. Government securities as a hedge against adverse changes in interest rates as described below. With respect to U.S. Government securities, currently there are financial futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, Government National Mortgage Association ("GNMA") Certificates and three-month U.S. Treasury bills. The Funds may purchase and write call and put options on financial futures contracts on U.S. Government securities in connection with their hedging strategies.


     Subject to policies adopted by the Trustees, the Funds also may enter into other financial futures contracts and options thereon, such as financial futures contracts or options on other municipal bond or interest rate indices that may become available if the Manager and the Trustees should determine that there is normally a sufficient correlation between the prices of such financial futures contracts or options thereon and the Municipal Bonds in which the Funds invest to make such hedging appropriate.



     Financial Futures Strategies. A Fund may sell a financial futures contract (i.e., assume a short position) in anticipation of a decline in the value of its investments in Municipal Bonds resulting from an increase in interest rates or otherwise. The risk of decline could be reduced without employing futures as a hedge by selling such Municipal Bonds and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of dealer spreads and typically would reduce the average yield of a Fund's portfolio securities as a result of the shortening of maturities. The sale of financial futures contracts provides an alternate means of hedging against declines in the value of a Fund's investments in Municipal Bonds. As such values decline, the value of a Fund's positions in the financial futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's Municipal Bond investments that are being hedged. While a Fund will incur commission expenses in selling and closing out financial futures positions, commissions on financial futures contracts are lower than transaction costs incurred in the purchase and sale of Municipal Bonds. In addition, the ability of a Fund to trade in the standardized contracts available in the financial futures contract markets may offer a more effective defensive position than a program to reduce the average maturity of the portfolio securities due to the unique and varied credit and technical characteristics of the municipal debt instruments available to a Fund. Employing financial futures contracts as a hedge also may permit a Fund to assume a defensive posture without reducing the yield on its investments beyond any amounts required to engage in financial futures contract trading.


     When the Funds intend to purchase Municipal Bonds, the Funds may purchase financial futures contracts as a hedge against any increase in the cost of such Municipal Bonds, resulting from a decrease in interest rates or otherwise, that may occur before such purchases can be effected. Subject to the degree of correlation between the Municipal Bonds and the financial futures contracts, subsequent increases in the cost of Municipal Bonds should be reflected in the value of the financial futures contracts held by the Funds. As such purchases are made, an equivalent amount of financial futures contracts will be closed out. Due to changing market conditions and interest rate forecasts, however, a financial futures contract position may be terminated without a corresponding purchase of portfolio securities.

     Call Options on Financial Futures Contracts. The Funds also may purchase and sell exchange-traded call and put options on financial futures contracts on U.S. Government securities. The purchase of a call option on a financial futures contract is analogous to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract on which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the financial futures contract or underlying debt securities. Like the purchase of a financial futures contract, a Fund will purchase a call option on financial futures contracts to hedge against a market advance when such Fund is not fully invested.

     The writing of a call option on a financial futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the financial futures contract. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Fund's portfolio holdings.

     Put Options on Financial Futures Contracts. The purchase of a put option on a financial futures contract is analogous to the purchase of a protective put option on portfolio securities. A Fund will purchase put options on financial futures contracts to hedge such Fund's portfolio against the risk of rising interest rates.

     The writing of a put option on a financial futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the financial futures contract. If the futures price at expiration is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of Municipal Bonds which such Fund intends to purchase.

     The writer of an option on a financial futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to financial futures contracts. Premiums received from the writing of an option will be included in initial margin. The writing of an option on a financial futures contract involves risks similar to those relating to financial futures contracts.

     The Trust has received an order from the Commission exempting it from the provisions of Section 17(f) and Section 18(f) of the Investment Company Act of 1940, as amended (the "1940 Act") in connection with its strategy of investing in financial futures contracts. Section 17(f) relates to the custody of securities and other assets of an investment company and may be deemed to prohibit certain arrangements between the Trust and commodities brokers with respect to initial and variation margin. Section 18(f) of the 1940 Act prohibits an open-end investment company such as the Trust from issuing a "senior security" other than a borrowing from a bank. The staff of the Commission in the past has indicated that a financial futures contract may be a "senior security" under the 1940 Act.

     Restrictions on Use of Financial Futures Transactions. Regulations of the CFTC applicable to each Fund require that all of a Fund's financial futures transactions constitute bona fide hedging transactions and that a Fund purchase and sell futures contracts and options thereon (i) for bona fide hedging purposes, and (ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Fund's portfolio assets after taking into account unrealized profits and unrealized losses on any such contracts and options. (However, each Fund intends to engage in options and futures transactions only for hedging purposes.) Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

     When a Fund purchases a financial futures contract or a call option with respect thereto or writes a put option on a futures contract, an amount of cash, cash equivalents or liquid securities will be deposited in a segregated account with the Fund's custodian so that the amount so segregated, plus the amount of initial and variation margin held in the account of its broker, equals the market value of the financial futures contract or related option, thereby ensuring that the use of such futures is unleveraged.

     Risk Factors in Financial Futures Contracts and Options
Thereon. Investment in financial futures contracts and options thereon involves the risk of imperfect correlation between movements in the price of the financial futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of a financial futures contract moves more than the price of the hedged security, a Fund will experience either a loss or gain on the financial futures contract which is not offset completely by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell financial futures contracts or options thereon in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures transaction. Conversely, a Fund may purchase or sell fewer financial futures contracts or options thereon if the volatility of the price of the hedged securities is historically less than that of the futures transaction.

     The particular municipal bonds comprising the index underlying the Municipal Bond Index financial futures contracts may vary from the Municipal Bonds held by a Fund. As a result, a Fund's ability to hedge effectively all or a portion of the value of its Municipal Bonds through the use of such financial futures contracts or options thereon will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the Municipal Bonds held by a Fund. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of a Fund's investments as compared to those comprising the Municipal Bond Index, and general economic or political factors. In addition, the correlation between movements in the value of the Municipal Bond Index may be subject to change over time as additions to and deletions from the Municipal Bond Index alter its structure. The correlation between financial futures contracts on U.S. Government securities or options thereon and the Municipal Bonds held by a Fund may be affected adversely by similar factors, and the risk of imperfect correlation between movements in the prices of financial futures contracts or options thereon and the prices of the Municipal Bonds held by a Fund may be greater.

     Each Fund expects to liquidate a majority of the financial futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular financial futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. In such situations, if a Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out financial futures positions also could have an adverse impact on a Fund's ability to hedge effectively its investments in Municipal Bonds. A Fund will enter into a financial futures position only if, in the judgment of the Manager, there appears to be an actively traded secondary market for such financial futures contracts or options thereon.


     The successful use of transactions in financial futures and related options also depends on the ability of the Manager to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a financial futures contract or option is held by a Fund or such rates move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.


     Because of low initial margin deposits made on the opening of a financial futures position, financial futures transactions involve substantial leverage. As a result, relatively small movements in the price of the financial futures contracts or related options can result in substantial unrealized gains or losses. Because a Fund will engage in the purchase and sale of financial futures contracts or related options solely for hedging purposes, however, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities held by a Fund or decreases in the price of securities a Fund intends to acquire.

     The amount of risk a Fund assumes when it purchases an option on a financial futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a financial futures contract also entails the risk that changes in the value of the underlying financial futures contract will not be reflected fully in the value of the option purchased.

     Municipal Bond Index financial futures contracts were approved for trading in 1986. Trading in such financial futures contracts may tend to be less liquid than that in other futures contracts. The trading of financial futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

                            INVESTMENT RESTRICTIONS

     The Trust has adopted a number of restrictions and policies relating to the investment of the assets of each Fund and its activities, which are fundamental policies of each Fund and may not be changed without the approval of the holders of a majority of such Fund's outstanding voting securities (which for this purpose and under the 1940 Act means the lesser of (i) 67% of a Fund's shares present at a meeting at which more than

50% of the outstanding shares of that Fund are represented or (ii) more than 50% of such Fund's outstanding shares).

     Under the fundamental investment restrictions, each Fund may not:

          1. Invest more than 25% of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities). For purposes of this restriction, states, municipalities and their political subdivisions are not considered part of any industry.

          2. Make investments for the purpose of exercising control or management.

          3. Purchase or sell real estate, except that to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

          4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Trust's Prospectus and Statement of Additional Information, as they may be amended from time to time.

          5. Issue senior securities to the extent such issuance would violate applicable law.

          6. Borrow money, except that (i) a Fund may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Trust's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          7. Underwrite securities of other issuers, except insofar as a Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

          8. Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Trust's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.


     Under the non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval, a Fund may not:



          a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on
     Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the 1940 Act at any time the Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.



          b. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. None of the Funds currently intends to engage in short sales, except short sales "against the box."

          c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.


          d. Notwithstanding fundamental investment restriction (6) above, borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. [Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, each Fund will not borrow to increase income but only to meet redemption requests that might otherwise require untimely disposition of portfolio securities, such as the redemption of Fund shares. No Fund will purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.]



     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Trust, each Fund is prohibited from engaging in certain transactions involving such firm or its affiliates except for brokerage transactions permitted under the 1940 Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the 1940 Act. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as a principal and purchases of securities from underwriting syndicates of which Merrill Lynch is a member. See "Portfolio Transactions." An exemptive order has been obtained that permits the Trust to effect principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities subject to conditions set forth in such order.


                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS


     Information about the Trustees and executive officers of the Trust and the portfolio managers of the Funds, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Trustee, executive officer and portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.



     ARTHUR ZEIKEL (65)--President and Trustee(1)(2)--President of the Manager (which term, as used herein, includes its corporate predecessors) since 1977; President of Merrill Lynch Asset Management, L.P. ("MLAM," which term as used herein includes its corporate predecessors) since 1977; President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; and Executive Vice President of Merrill Lynch & Co., Inc. ("ML&Co.") since 1990.



     JAMES H. BODURTHA (53)--Trustee(2)--36 Popponesset Road, Cotuit, Massachusetts 02635. Director and Executive Vice President, The China Business Group, Inc. since 1996; Chairman and Chief Executive Officer, China Enterprise Management Corporation from 1993 to 1996; Chairman, Berkshire Corporation since 1980; Partner, Squire, Sanders & Dempsey from 1980 to 1993.



     HERBERT I. LONDON (58)--Trustee(2)--113-115 University Place, New York, New York 10003. John M. Olin Professor of Humanities, New York University since 1993 and Professor thereof since 1980; President, Hudson Institute since 1997 and Trustee since 1980; Dean, Gallatin Division of New York University from 1976 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Director, Damon Corporation from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to 1993; Limited Partner, Hypertech LP since 1996.



     ROBERT R. MARTIN (70)--Trustee(2)--513 Grand Hill, St. Paul, Minnesota 55102. Chairman and Chief Executive Officer, Kinnard Investments, Inc. from 1990 to 1993; Executive Vice President, Dain Bosworth from 1974 to 1989; Director, Carnegie Capital Management from 1977 to 1985 and Chairman thereof in 1979; Director, Securities Industry Association from 1981 to 1982 and Public Securities Association from 1979 to 1980; Chairman of the Board, WTC Industries, Inc. in 1994; Trustee, Northland College since 1992.

     JOSEPH L. MAY (68)--Trustee(2)--424 Church Street, Suite 2000, Nashville, Tennessee 37219. Attorney in private practice since 1984; President, May and Athens Hosiery Mills Division, Wayne-Gossard Corporation from 1954 to 1983; Vice President, Wayne-Gossard Corporation from 1972 to 1983; Chairman, The May Corporation (personal holding company) from 1972 to 1983; Director, Signal Apparel Co. from 1972 to 1989.



     ANDRE F. PEROLD (45)--Trustee(2)--Morgan Hall, Soldiers Field, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989 and Associate Professor from 1983 to 1989; Trustee, The Common Fund since 1989; Director, Quantec Limited since 1991 and TIBCO from 1994 to 1996.



     TERRY K. GLENN (57)--Executive Vice President(1)(2)--Executive Vice President of the Manager and of MLAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Merrill Lynch Funds Distributor, Inc. ("MLFD" or the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.



     VINCENT R. GIORDANO (53)--Senior Vice President(1)(2)--Senior Vice President of the Manager and MLAM since 1984; Vice President of MLAM from 1980 to 1984; Senior Vice President of Princeton Services since 1993.



     EDWARD J. ANDREWS (37)--Vice President and Portfolio Manager(1)(2)--Vice President of the Manager and of MLAM since 1991.



     PETER J. HAYES (38)--Vice President and Portfolio Manager(1)(2)--Vice President of the Manager since 1989; First Vice President of MLAM since 1997; Vice President of MLAM from 1989 to 1997 and Assistant Vice President of MLAM from 1987 to 1989.



     HELEN M. SHEEHAN (37)--Vice President and Portfolio Manager(1)(2)--Vice President of the Manager and of MLAM since 1991.



     DONALD C. BURKE (37)--Vice President(1)(2)--First Vice President of MLAM since 1997; Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990.



     GERALD M. RICHARD (48)--Treasurer(1)(2)--Senior Vice President and Treasurer of the Manager and MLAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Treasurer of the Distributor since 1984 and Vice President thereof since 1981.



     LAWRENCE A. ROGERS (50)--Secretary(1)(2)--Director (Legal Advisory) of MLAM since 1997; Attorney in private practice prior thereto.

---------------
(1) Interested person, as defined in the 1940 Act, of the Trust.
(2) Such Trustee or officer is a director, trustee or officer of certain other investment companies for which the Manager or MLAM acts as investment adviser or manager.


     At November 1, 1997, the Trustees and officers of the Trust as a group (14 persons) owned an aggregate of less than 1% of the outstanding shares of any Fund, except that Vincent R. Giordano may be deemed to own beneficially Class A shares representing approximately 18.9% of the New Jersey Fund Class A shares (5.2% of the aggregate outstanding shares of the New Jersey Fund). At such date, Mr. Zeikel, a Trustee and officer of the Trust, and the other officers of the Trust owned an aggregate of less than 1% of the Common Stock of ML&Co.


COMPENSATION OF TRUSTEES


     The Trust pays each Trustee not affiliated with the Manager (each a "non-affiliated Trustee") a fee of $5,000 per year plus $500 per meeting attended, together with such Trustee's actual out-of-pocket expenses relating to attendance at meetings. The Trust also compensates members of its Audit and Nominating Committee (the "Committee"), which consists of all of the non-affiliated Trustees, an additional fee of $1,000 per year plus $250 per meeting attended. The Trust reimburses each non-affiliated Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings. Fees and expenses paid to non-affiliated Trustees aggregated $45,300 for the fiscal year ended July 31, 1997, and were allocated to each Fund on the basis of the relative asset size of each Fund as follows: Arizona Fund, $2,403; California Fund, $7,290;

Florida Fund, $13,411; Massachusetts Fund, $3,557; Michigan Fund, $2,071; New Jersey Fund, $3,919; New York Fund, $8,418; and Pennsylvania Fund, $4,231.



     The following table sets forth for the fiscal year ended July 31, 1997, compensation paid by the Trust to the non-affiliated Trustees and, for the calendar year ended December 31, 1996, the aggregate compensation paid by all registered investment companies (including the Trust) advised by the Manager and its affiliate, MLAM ("FAM/MLAM Advised Funds") to the non-affiliated Trustees:



                                                                                      AGGREGATE COMPENSATION
                                                                                          FROM TRUST AND
                                                        PENSION OR RETIREMENT             OTHER FAM/MLAM
                                    COMPENSATION         BENEFITS ACCRUED AS              ADVISED FUNDS
         NAME OF TRUSTEE             FROM TRUST        PART OF TRUST'S EXPENSES         PAID TO TRUSTEE(1)
----------------------------------  ------------       ------------------------       ----------------------
James H. Bodurtha.................     $9,000                    None                        $148,500
Herbert I. London.................     $9,000                    None                        $148,500
Robert R. Martin..................     $9,000                    None                        $148,500
Joseph L. May.....................     $9,000                    None                        $148,500
Andre F. Perold...................     $9,000                    None                        $148,500


---------------

(1) The Trustees serve on the boards of FAM/MLAM Advised Funds as follows: Mr. Bodurtha (22 registered investment companies consisting of 46 portfolios); Mr. London (22 registered investment companies consisting of 46 portfolios); Mr. Martin (22 registered investment companies consisting of 46 portfolios); Mr. May (22 registered investment companies consisting of 46 portfolios); and Mr. Perold (22 registered investment companies consisting of 46 portfolios).


MANAGEMENT AND ADVISORY ARRANGEMENTS

     Reference is made to "Management of the Trust--Management and Advisory Arrangements" in the Prospectus for certain information concerning the management and advisory arrangements of the Funds.

     Securities held by the Funds also may be held by, or be appropriate investments for, other funds or investment advisory clients of the Manager or its affiliates (collectively, the "clients"). Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If the Manager or its affiliates purchase or sell securities for the Funds or other funds for which they act as manager or for their advisory clients and such sales or purchases arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Pursuant to separate management agreements between the Trust on behalf of each Fund and the Manager (each a "Management Agreement"), the Manager receives for its services to each Fund monthly compensation based upon the average daily net assets of that Fund at the annual rate of 0.35% of the average daily net assets of that Fund.


     The table below sets forth for the fiscal years ended July 31, 1997, 1996 and 1995, the total advisory fee payable by each Fund, including the Acquired Funds, to the Manager:



                                                                   FOR THE YEAR
                                                                  ENDED JULY 31,
                                                          -------------------------------
                             FUND                          1997        1996        1995
        -----------------------------------------------   -------    --------    --------
        Arizona Fund...................................   $13,268    $ 21,459    $ 26,468
        California Fund................................   $51,013    $ 54,033    $ 52,287
        Florida Fund...................................   $90,513    $108,720    $112,421
        Massachusetts Fund.............................   $22,132    $ 30,736    $ 41,496
        Michigan Fund..................................   $14,977    $ 16,413    $ 19,277
        New Jersey Fund................................   $25,494    $ 33,770    $ 39,629
        New York Fund..................................   $57,645    $ 57,995    $ 52,164
        Pennsylvania Fund..............................   $29,758    $ 30,196    $ 34,403

For the fiscal year ended July 31, 1997, the total advisory fee payable to the Manager by each Fund (other than California and Florida) was voluntarily waived. Of the $192,424 advisory fee payable during the fiscal year ended July 31, 1997 by the California Fund, $29,150 was voluntarily waived. For the fiscal year ended July 31, 1997, no advisory fee was waived by the Florida Fund. For the fiscal year ended July 31, 1996, the total advisory fee payable to the Manager by each Fund (other than the Florida Fund) was voluntarily waived. Of the $108,720 advisory fee payable by the Florida Fund for the fiscal year ended July 31, 1996, $24,123 was voluntarily waived. For the fiscal year ended July 31, 1995, the total advisory fee payable to the Manager by each Fund was voluntarily waived.



     Each Management Agreement obligates the Manager to provide investment advisory services to the related Fund and to pay all compensation of and furnish office space for officers and employees of the Trust connected with investment and economic research, trading and investment management of the Trust, as well as the fees of all Trustees of the Trust who are affiliated persons of ML&Co. or any of its affiliates. Each Fund pays all other expenses incurred in its operation and a portion of the Trust's general administrative expenses allocated pro rata on the basis of the asset size of the respective series of the Trust ("Series"), including the Funds and any additional Series added in the future. Expenses that will be borne directly by the Series include, among other things, redemption expenses, expenses of portfolio transactions, expenses of registering the shares under Federal and state securities laws, pricing costs (including the daily calculation of net asset value), expenses of printing shareholder reports, prospectuses and statements of additional information (except to the extent paid by the Distributor as described below), fees for legal and auditing services, Commission fees, interest, certain taxes and other expenses attributable to a particular Series. Expenses that will be allocated on the basis of asset size of the respective Series include fees and expenses of unaffiliated Trustees, state franchise taxes, costs of printing proxies and other expenses related to shareholder meetings, and other expenses properly payable by the Trust. The organizational expenses of the Trust were paid by the Trust, and as additional Series are added to the Trust, the organizational expenses are allocated among the Series in a manner deemed equitable by the Trustees. Depending upon the nature of a lawsuit, litigation costs may be assessed to the specific Series to which the lawsuit relates or allocated on the basis of the asset size of the respective Series. The Trustees have determined that this is an appropriate method of allocation of expenses. Accounting services are provided to the Funds by the Manager, and each Fund reimburses the Manager for the Manager's costs in connection with such services. The table below sets forth for the fiscal years ended July 31, 1997, 1996 and 1995, the amount reimbursed by each Fund, including the Acquired Funds, to the Manager for accounting services:



                                                                    FOR THE YEAR
                                                                   ENDED JULY 31,
                                                            -----------------------------
                              FUND                           1997       1996       1995
        -------------------------------------------------   -------    -------    -------
        Arizona Fund.....................................   $33,811    $30,172    $36,140
        California Fund..................................   $32,283    $38,245    $50,033
        Florida Fund.....................................   $64,974    $34,053    $32,012
        Massachusetts Fund...............................   $48,536    $53,983    $49,502
        Michigan Fund....................................   $41,011    $47,178    $19,568
        New Jersey Fund..................................   $26,609    $43,508    $36,998
        New York Fund....................................   $34,860    $62,140    $ 3,623
        Pennsylvania Fund................................   $42,078    $43,426    $15,577



     As required by the Funds' distribution agreements, the Distributor will pay the promotional expenses of the Funds incurred in connection with the offering of shares of the Funds. Certain expenses in connection with account maintenance and the distribution of Class B, Class C and Class D shares will be financed by the Funds pursuant to Distribution Plans in compliance with Rule 12b-1 under the 1940 Act. See "Purchase of Shares--Distribution Plans."


     The Manager is a limited partnership, the partners of which are ML&Co. and Princeton Services. ML&Co. and Princeton Services are "controlling persons" of the Manager as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     Duration and Termination. Unless earlier terminated as described below, the Management Agreements will remain in effect from year to year if approved annually (a) by the Trustees of the Trust or by a majority of the outstanding shares of the Funds and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the 1940 Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by vote of the shareholders of the Funds.

                               PURCHASE OF SHARES


     Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of shares of each Fund. Shares of the Acquired Funds are not currently being offered for purchase or sale. For purposes of this "Purchase of Shares" section, the term "Fund" shall refer to the California Fund and the Florida Fund only.



     Each Fund issues four classes of shares under the Merrill Lynch Select Pricing(SM) System: shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, and shares of Class B are sold to investors choosing the deferred sales charge alternative. Class C shares of the Funds are not available for purchase but will be issued only pursuant to the exchange privilege to holders of Class C shares of other MLAM-advised mutual funds who elect to exchange Class C shares of such other MLAM-advised mutual fund for Class C shares of one of the Funds. Each Class A, Class B, Class C and Class D share of each Fund represents an identical interest in the investment portfolio of that Fund and has the same rights, except that Class B, Class C and Class D shares of a Fund bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees of that Fund and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege."



     The Merrill Lynch Select Pricing(SM) System is used by more than 50 registered investment companies advised by MLAM or its affiliate, the Manager. Funds advised by MLAM or the Manager that utilize the Merrill Lynch Select Pricing(SM) System are referred to herein as "MLAM-advised mutual funds."


     On behalf of each Fund, the Trust has entered into a separate distribution agreement with the Distributor in connection with the continuous offering of each class of shares of such Fund (each a "Distribution Agreement"). Each Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of each class of shares of the related Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and prospective investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Management Agreements described above.

INITIAL SALES CHARGE ALTERNATIVES--CLASS A AND CLASS D SHARES

     The gross sales charges, the amounts of such charges received by the Distributor and Merrill Lynch for the sale of Class A shares, and the CDSCs paid with respect to redemption within one year after purchase of Class A shares purchased subject to a front-end sales charge waiver for each of the Funds for the periods indicated are set forth below:


                                                                 FOR THE YEAR ENDED JULY 31, 1997
                                                    ----------------------------------------------------------
                                                      CLASS A        AMOUNT          AMOUNT           CDSCS
                                                    GROSS SALES      PAID TO         PAID TO         PAID TO
                      FUND                            CHARGES      DISTRIBUTOR    MERRILL LYNCH    DISTRIBUTOR
-------------------------------------------------   -----------    -----------    -------------    -----------
California Fund..................................      $   0           $ 0            $   0             --
Florida Fund.....................................      $ 631           $68            $ 563             --

                                                                 FOR THE YEAR ENDED JULY 31, 1996
                                                    ----------------------------------------------------------
                                                      CLASS A        AMOUNT          AMOUNT           CDSCS
                                                    GROSS SALES      PAID TO         PAID TO         PAID TO
                      FUND                            CHARGES      DISTRIBUTOR    MERRILL LYNCH    DISTRIBUTOR
-------------------------------------------------   -----------    -----------    -------------    -----------
California Fund..................................      $ 580           $67            $ 513             --
Florida Fund.....................................      $ 497           $22            $ 475             --



                                                                 FOR THE YEAR ENDED JULY 31, 1995
                                                    ----------------------------------------------------------
                                                      CLASS A        AMOUNT          AMOUNT           CDSCS
                                                    GROSS SALES      PAID TO         PAID TO         PAID TO
                      FUND                            CHARGES      DISTRIBUTOR    MERRILL LYNCH    DISTRIBUTOR
-------------------------------------------------   -----------    -----------    -------------    -----------
California Fund..................................     $   754         $  83          $   671              --
Florida Fund.....................................     $ 2,628         $ 154          $ 2,474         $ 2,894



     The gross sales charges and the amounts of such charges received by the Distributor and Merrill Lynch for the sale of Class D shares for each of the Funds for the periods indicated are set forth below. Additional CDSCs payable to the Distributor may have been waived or converted to a contingent obligation in connection with a shareholder's participation in certain fee-based programs.



                                                                   FOR THE YEAR ENDED JULY 31, 1997
                                                              -------------------------------------------
                                                                CLASS D        AMOUNT          AMOUNT
                                                              GROSS SALES      PAID TO         PAID TO
                           FUND                                 CHARGES      DISTRIBUTOR    MERRILL LYNCH
-----------------------------------------------------------   -----------    -----------    -------------
California Fund............................................     $ 2,379         $ 224          $ 2,155
Florida Fund...............................................     $   576         $  55          $   521



                                                                   FOR THE YEAR ENDED JULY 31, 1996
                                                              -------------------------------------------
                                                                CLASS D        AMOUNT          AMOUNT
                                                              GROSS SALES      PAID TO         PAID TO
                           FUND                                 CHARGES      DISTRIBUTOR    MERRILL LYNCH
-----------------------------------------------------------   -----------    -----------    -------------
California Fund............................................     $ 3,148         $ 299          $ 2,849
Florida Fund...............................................     $ 2,943         $ 373          $ 2,570



                                                                   FOR THE PERIOD OCTOBER 21, 1994+
                                                                           TO JULY 31, 1995
                                                              -------------------------------------------
                                                                CLASS D        AMOUNT          AMOUNT
                                                              GROSS SALES      PAID TO         PAID TO
                           FUND                                 CHARGES      DISTRIBUTOR    MERRILL LYNCH
-----------------------------------------------------------   -----------    -----------    -------------
California Fund............................................     $ 2,145        $   115         $ 2,030
Florida Fund...............................................     $12,063        $ 1,099         $10,964


---------------
+ Commencement of Operations.


Neither Fund received CDSCs with respect to redemption within one year after purchase of Class D shares purchased subject to a front-end sales charge waiver during the fiscal years ended July 31, 1997 or 1996 or the period October 21, 1994 (commencement of operations) to July 31, 1995.



     The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of a Fund, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.


     Closed-End Fund Investment Option. Class A shares of each Fund and other MLAM-advised mutual funds ("Eligible Class A shares") are offered at net asset value to shareholders of certain closed-end funds advised by the Manager or MLAM who purchased such closed-end fund shares prior to October 21, 1994, the date the Merrill Lynch Select Pricing(SM) System commenced operations, and wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in Eligible Class A shares, if the conditions set forth below are satisfied. Alternatively, closed-end fund shareholders who purchased such shares on or after October 21, 1994 and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares (if eligible to purchase Class A shares) or Class D shares of each Fund and other MLAM-advised mutual funds ("Eligible Class D shares"), if the following conditions are met. First, the sale of closed-end fund shares must be made through Merrill Lynch, and the net proceeds therefrom must be reinvested immediately in Eligible Class A or Class D shares. Second, the closed-end fund shares must either have been acquired in the initial public offering or be shares representing dividends from shares of common stock acquired in such offering. Third, the closed-end fund shares must have been maintained continuously in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option.


     Shareholders of certain MLAM-advised continuously offered closed-end funds may reinvest at net asset value the net proceeds from a sale of certain shares of common stock of such funds in shares of a Fund. Upon exercise of this investment option, shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. will receive Class A shares of the Fund and shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. will receive Class D shares of the Fund, except that shareholders already owning Class A shares of the Fund will be eligible to purchase additional Class A shares pursuant to this option, if such additional Class A shares will be held in the same account as the existing Class A shares and the other requirements pertaining to the reinvestment privilege are met. In order to exercise this investment option, a shareholder of one of the above-referenced continuously offered closed-end funds (an "eligible fund") must sell his or her shares of common stock of the eligible fund (the "eligible shares") back to the eligible fund in connection with a tender offer conducted by the eligible fund and reinvest the proceeds immediately in the designated class of shares of the Fund. This investment option is available only with respect to eligible shares as to which no Early Withdrawal Charge or CDSC (each as defined in the eligible fund's prospectus) is applicable. Purchase orders from eligible fund shareholders wishing to exercise this investment option will be accepted only on the day that the related tender offer terminates and will be effected at the net asset value of the designated class of the Fund on such day.

REDUCED INITIAL SALES CHARGES

     Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of a Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of a Fund and of other MLAM-advised mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.


     Letter of Intention. Reduced sales charges are applicable to purchases aggregating $100,000 or more of the Class A or Class D shares of a Fund or any other MLAM-advised mutual funds, made within a 13-month period starting with the first purchase pursuant to a Letter of Intention in the form provided in the Prospectus. The Letter of Intention is available only to investors whose accounts are maintained at the Trust's Transfer Agent. The Letter of Intention is not available to employee benefit plans for which Merrill Lynch provides plan participant record-keeping services. The Letter of Intention is not a binding obligation to purchase any amount of Class A or Class D shares of any Fund; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intention may be included under a subsequent Letter of Intention executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class A and Class D shares of a Fund and of other MLAM-advised mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intention, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intention (minimum of $100,000), the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on the Class A or Class D shares of the Fund purchased at the reduced rate and the sales charge applicable to the shares of the Fund actually purchased through the Letter. Class A or Class D shares of the Fund equal to at least five percent of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intention must be at least five percent of the dollar amount of such Letter. If during the term of such Letter, a purchase brings the total amount invested to an amount equal to or in excess of the amount indicated in the Letter, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge which would be applicable to a single purchase equal to the total dollar value of the Class A or Class D shares then being purchased under such Letter, but there will be no retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intention will be deducted from the total purchases made under such Letter. An exchange from a MLAM-advised money market fund into a Fund that creates a sales charge will count toward completing a new or existing Letter of Intention to the Fund.


     Employee Access(SM) Accounts. Provided applicable threshold requirements are met, either Class A or Class D shares are offered at net asset value to Employee Access(SM) Accounts available through authorized employers. The initial minimum for such accounts is $500, except that the initial minimum for shares purchased for such accounts pursuant to the Automatic Investment Program is $50.



     TMA(SM) Managed Trusts. Class A shares are offered to TMA(SM) Managed Trusts to which Merrill Lynch Trust Company provides discretionary trustee services at net asset value.


     Purchase Privilege of Certain Persons. Trustees of the Trust, members of the Boards of other MLAM-advised investment companies, ML&Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML&Co., includes MLAM, the Manager and certain other entities directly or indirectly wholly owned or controlled by ML&Co.), and their directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class A shares of a Fund at net asset value.


     Class D shares of each Fund are offered at net asset value, without a sales charge, to an investor who has a business relationship with a Financial Consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor, if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from a redemption of a mutual fund that was sponsored by the Financial Consultant's previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis; and second, the investor also must establish that such redemption had been made within 60 days prior to the investment in the Fund, and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.


     Class D shares of the Fund are also offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Fund with proceeds from the redemption of shares of such other mutual fund and that such shares have been outstanding for a period of no less than six months; and second, such purchase of Class D shares must be made within 60 days after the redemption and the proceeds from the redemption must be maintained in the interim in cash or a money market fund.

     Class D shares of the Fund are also offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated ("notice"), if the following conditions are satisfied: first, the investor must purchase Class D shares of the Fund with proceeds from a redemption of shares of such other mutual fund and the shares of such other fund were subject to a sales charge either at the time of purchase or on a deferred basis; and second, such purchase of Class D shares must be made within 90 days after such notice.


     Acquisition of Certain Investment Companies. The public offering price of Class D shares of a Fund may be reduced to the net asset value per Class D share of that Fund in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company. The value of the assets or company acquired in a tax-free transaction may be adjusted in appropriate cases to reduce possible adverse tax consequences to each Fund that might result from an acquisition of assets having net unrealized appreciation that is disproportionately higher at the time of acquisition than the realized or unrealized appreciation of each Fund. The issuance of Class D shares for consideration other than cash is limited to bona fide reorganizations, statutory mergers or other acquisitions of portfolio securities that (i) meet the investment objectives and policies of the related Fund; (ii) are acquired for investment and not for resale (subject to the understanding that the disposition of a Fund's portfolio securities shall at all times remain within its control); and (iii) are liquid securities, the value of which is readily ascertainable, that are not restricted as to transfer either by law or liquidity of market (except that a Fund may acquire through such transactions restricted or illiquid securities to the extent the Fund does not exceed the applicable limits for that Fund on acquisition of such securities set forth under "Investment Objectives and Policies" herein).


     Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

DISTRIBUTION PLANS

     Reference is made to "Purchase of Shares--Distribution Plans" in the Prospectus for certain information with respect to the separate distribution plans of each Fund for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the 1940 Act (each a "Distribution Plan") with respect to the account maintenance and/ or distribution fees paid by the Funds to the Distributor with respect to such classes.

     Payments of the account maintenance fees and/or distribution fees are subject to the provisions of Rule 12b-1 under the 1940 Act. Among other things, each Distribution Plan provides that the Distributor shall provide and the Trustees shall review quarterly reports of the disbursement of the account maintenance and/or distribution fees paid by each Fund to the Distributor. In their consideration of each of the Distribution Plans, the Trustees must consider all factors they deem relevant, including information as to the benefits of each Distribution Plan to its Fund and its related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), shall be committed to the discretion of the Independent Trustees then in office. In separately approving each Distribution Plan in accordance with Rule 12b-1, the Independent Trustees concluded that there is a reasonable likelihood that such Distribution Plan will benefit the related Fund and its related class of shareholders. Any Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding related class of voting securities of the related Fund. No Distribution Plan can be amended to increase materially the amount to be spent by the related Fund without approval by the related class of shareholders of that Fund, and all material amendments are required to be approved by the vote of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Trust preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

LIMITATIONS ON THE PAYMENT OF DEFERRED SALES CHARGES


     The maximum sales charge rule in the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B shares of each Fund, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to each Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by each Fund to (1) 6.25% of eligible gross sales of Class B shares of that Fund, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges) plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC of that Fund). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor in connection with each Fund (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales of that Fund. The Distributor retains the right to stop waiving the interest charges at any time. To the extent a Fund's payments would exceed the voluntary maximum, such Fund will not make further payments of the distribution fee with respect to Class B shares, and any CDSCs will be paid to the Fund rather than to the Distributor; however, such Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.


     The following table sets forth comparative information for the period November 26, 1993 (commencement of operations) to July 31, 1997 with respect to the Class B shares of each of the Funds, indicating the maximum allowable payments that can be made under the NASD maximum sales charge rule and the Distributor's voluntary maximum. No information is presented for the Class C shares of the Funds because Class C shares are not available for purchase but will be issued only pursuant to the exchange privilege to holders of Class C shares of other MLAM-advised mutual funds who elect to exchange Class C shares of such other MLAM-advised mutual fund for Class C shares of one of the Funds.



                                                              DATA CALCULATED AS OF JULY 31, 1997
                               --------------------------------------------------------------------------------------------------
                                                                         (IN THOUSANDS)
                                                                                                                       ANNUAL
                                           ALLOWABLE     ALLOWABLE                    AMOUNTS                       DISTRIBUTION
                               ELIGIBLE    AGGREGATE    INTEREST ON    MAXIMUM       PREVIOUSLY       AGGREGATE        FEE AT
                                GROSS        SALES        UNPAID       AMOUNT         PAID TO          UNPAID       CURRENT NET
                               SALES(1)     CHARGES     BALANCE(2)     PAYABLE     DISTRIBUTOR(3)      BALANCE     ASSET LEVEL(4)
                               --------    ---------    -----------    -------    ----------------    ---------    --------------
CALIFORNIA FUND
----------------------------
Under NASD Rule as
  Adopted...................   $14,134      $   883        $ 265       $1,148           $ 96           $ 1,052          $ 14
Under Distributor's
  Voluntary Waiver..........   $14,134      $   883        $  71       $  954           $ 96           $   858          $ 14
FLORIDA FUND
----------------------------
Under NASD Rule as
  Adopted...................   $24,094      $ 1,506        $ 418       $1,924           $362           $ 1,562          $ 23
Under Distributor's
  Voluntary Waiver..........   $24,094      $ 1,506        $ 120       $1,626           $362           $ 1,264          $ 23


---------------

(1) Purchase price of all eligible Class B shares sold since November 26, 1993 (commencement of operations) other than shares acquired through dividend reinvestment and the exchange privilege.

(2) Interest is computed on a monthly basis based upon the prime rate, as reported in The Wall Street Journal, plus 1.0%, as permitted under the NASD Rule.


(3) Consists of CDSC payments, distribution fee payments and accruals. This figure may include CDSCs that were deferred when a shareholder redeemed shares prior to the expiration of the applicable CDSC period and invested the proceeds, without the imposition of a sales charge, in Class A shares in conjunction with the shareholder's participation in the Merrill Lynch Mutual Fund Advisor (Merrill Lynch MFA(SM)) Program (the "MFA Program"). The CDSC is booked as a contingent obligation that may be payable if the shareholder terminates participation in the MFA Program. See "Purchase of Shares--Distribution Plans" in the Prospectus.

(4) Provided to illustrate the extent to which the current level of distribution fee payments (not including any CDSC payments) is amortizing the unpaid balance. No assurance can be given that payments of the distribution fee will reach either the voluntary maximum or the NASD maximum.

                              REDEMPTION OF SHARES

     Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of shares of each Fund.


     The right to redeem shares of any Fund or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Commission or the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Funds.

     The value of shares at the time of the redemption may be more or less than the shareholder's cost, depending in part on the market value of the securities held by the Fund at such time.


DEFERRED SALES CHARGES--CLASS B AND CLASS C SHARES


     As discussed in the Prospectus under "Purchase of Shares--Deferred Sales Charge Alternatives-- Class B and Class C Shares," while Class B shares redeemed within one year of purchase are subject to a CDSC under most circumstances, the charge is waived on redemptions of Class B shares in certain circumstances including following the death or disability of a Class B shareholder. Redemptions for which the waiver applies are any partial or complete redemption following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability.



     For the fiscal years ended July 31, 1997, 1996 and 1995, the Distributor received CDSCs from the California Fund and the Florida Fund with respect to redemptions of Class B shares as follows, all of which were paid to Merrill
Lynch:



                                                                    FOR THE YEAR
                                                                   ENDED JULY 31,
                                                            -----------------------------
                              FUND                           1997      1996        1995
        -------------------------------------------------   ------    -------    --------
        California Fund..................................   $6,833    $ 3,459    $  5,805
        Florida Fund.....................................   $7,396    $18,456    $202,558



     Additional CDSCs payable to the Distributor with respect to each of the Funds during the fiscal year ended July 31, 1997, may have been waived or converted to a contingent obligation in connection with a shareholder's participation in certain fee-based programs. For the fiscal years ended July 31, 1997, 1996 and 1995, the Distributor received no CDSCs with respect to redemptions of Class C shares for either Fund.


                             PORTFOLIO TRANSACTIONS

     Reference is made to "Investment Objectives and Policies" and "Portfolio Transactions" in the Prospectus.


     Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust or any Fund as principals in the purchase and sale of securities unless such trading is permitted by an exemptive order issued by the Commission. Since over-the-counter ("OTC") transactions are usually principal transactions, affiliated persons of the Trust, including Merrill Lynch, may not serve as dealers in connection with transactions with the Funds absent an exemptive order from the Commission. The Trust has obtained an exemptive order permitting it to engage in certain principal transactions with Merrill Lynch involving high quality short-term municipal bonds subject to certain conditions. The table below sets forth for the fiscal years ended July 31, 1997, 1996 and 1995, information about the transactions engaged in by the Funds, including the Acquired Funds, pursuant to this order.



                              FOR THE YEAR ENDED               FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                JULY 31, 1997                     JULY 31, 1996                    JULY 31, 1995
                        ------------------------------    -----------------------------    -----------------------------
                          NUMBER OF        AGGREGATE       NUMBER OF        AGGREGATE       NUMBER OF        AGGREGATE
FUND ----------------   TRANSACTIONS     DOLLAR AMOUNT    TRANSACTIONS    DOLLAR AMOUNT    TRANSACTIONS    DOLLAR AMOUNT
                        -------------    -------------    ------------    -------------    ------------    -------------
Arizona Fund.........         2           $   300,000           3          $   300,000           2          $   600,000
California Fund......         0                    --           0                   --           5          $ 1,800,000
Florida Fund.........         4           $   600,000           2          $ 1,000,000           0                   --
Massachusetts Fund...         2           $   300,000           3          $   600,000           1          $   200,000
Michigan Fund........         0                    --           1          $   200,000           0                   --
New Jersey Fund......         9           $ 2,250,949           5          $   800,000           4          $ 1,100,000
New York Fund........         0                    --           0                   --           0                   --
Pennsylvania Fund....         1           $   300,000           1          $   401,836           3          $ 1,300,000

     Affiliated persons of the Trust may serve as its broker in over-the-counter transactions conducted on an agency basis. Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the 1940 Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Trustees have considered all factors deemed relevant and have made a determination not to seek such recapture at this time. The Trustees will reconsider this matter from time to time.



     The Funds may not purchase securities, including Municipal Bonds, during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement transaction in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Trustees of the Trust that either comply with rules adopted by the Commission or with interpretations of the Commission staff. Rule 10f-3 under the 1940 Act sets forth conditions under which a Fund may purchase municipal bonds from an underwriting syndicate of which Merrill Lynch is a member. The rule sets forth requirements relating to, among other things, the terms of an issue of municipal bonds purchased by a Fund, the amount of municipal bonds which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue.


     The Funds do not expect to use any particular dealer in the execution of transactions but, subject to obtaining the best net results, dealers who provide supplemental investment research (such as information concerning tax-exempt securities, economic data and market forecasts) to the Manager may receive orders for transactions by the Funds. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under its Management Agreement, and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

     The Funds have no obligation to deal with any broker in the execution of transactions for their portfolio securities. In addition, consistent with the Conduct Rules of the NASD and policies established by the Trustees of the Trust, the Manager may consider sales of shares of the Funds as a factor in the selection of brokers or dealers to execute portfolio transactions for the Funds.

                        DETERMINATION OF NET ASSET VALUE


     Reference is made to "Additional Information--Determination of Net Asset Value" in the Prospectus concerning the determination of net asset value.



     The net asset value of the shares of all classes of each Fund is determined by the Manager once daily, Monday through Friday, as of 15 minutes after the close of business on the NYSE (generally, 4:00 p.m., New York time) on each day during which the NYSE is open for trading. The NYSE is not open on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share of a Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Manager and Distributor, are accrued daily. The net asset value per share of each class of shares of a Fund are expected to be equivalent. The per share net asset value of Class B, Class C and Class D shares generally will be lower than the per share net asset value of Class A shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares of the Fund and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; in addition, the per share net asset value of Class B and Class C shares generally will be lower than the per share net asset value of its Class D shares, reflecting the daily expense accruals of the distribution fees, higher account maintenance fees and higher transfer agency fees applicable with respect to Class B and Class C shares of the Fund. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differentials between the classes.



     The Municipal Bonds and other portfolio securities in which the Funds invest are traded primarily in OTC municipal bond and money markets and are valued at the last available bid price in the OTC market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. One bond is the "yield equivalent" of another bond when, taking into account market price, maturity, coupon rate, credit rating and ultimate return of principal, both bonds theoretically will produce an equivalent return to the bondholder. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                              SHAREHOLDER SERVICES


     The Trust offers a number of shareholder services described below that are designed to facilitate investment in shares of the Funds. Full details as to each of such services and copies of the various plans described below can be obtained from the Trust, the Distributor or Merrill Lynch.


INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. The statements will also show any other activity in the account since the previous statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. A shareholder may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent.

     Share certificates are issued only for full shares and only upon the specific request of the shareholder who has an Investment Account. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.


     Shareholders considering transferring their Class A or Class D shares from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the Class A or Class D shares are to be transferred will not take delivery of shares of the relevant Fund, a shareholder either must redeem the Class A or Class D shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or continue to maintain an Investment Account at the Transfer Agent for those Class A or Class D shares. Shareholders interested in transferring their Class B or Class C shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the Transfer Agent. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he or she be issued certificates for his or her shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence.


AUTOMATIC INVESTMENT PLANS

     A shareholder of a Fund may make additions to an Investment Account at any time by purchasing Class A shares (if he or she is an eligible Class A investor as described in the Prospectus) or Class B or Class D shares at the applicable public offering price either through the shareholder's securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealers. Voluntary accumulation also can be made through a service known as a Fund's Automatic Investment Plan whereby each Fund is authorized through pre-authorized checks or automated clearing house debits of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. Alternatively, an investor who maintains a CMA(R) or CBA(R) account may arrange to have periodic investments made in a Fund in such CMA(R) or CBA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R) or CBA(R) Automated Investment Program.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     Unless specific instructions are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be automatically reinvested in additional shares of the respective Fund. Such reinvestment will be at the net asset value of shares of the respective Fund as of the close of business on the monthly payment date for such dividends and distributions. Shareholders may elect in writing to receive either their income dividends or capital gains distributions, or both, in cash, in which event payment will be mailed on or about the payment date.


     Shareholders, at any time, may notify Merrill Lynch in writing if their account is maintained with Merrill Lynch or notify the Transfer Agent in writing or by telephone (1-800-MER-FUND) if their account is maintained with the Transfer Agent that they no longer wish to have their dividends and/or capital gains distributions reinvested in shares of the respective Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, such instructions will be effected.



SYSTEMATIC WITHDRAWAL PLANS



     A shareholder may elect to make systematic withdrawals from an Investment Account of Class A, Class B, Class C or Class D shares on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of a Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.



     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount. Redemptions will be made at net asset value as determined 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the close of business on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit for the withdrawal payment will be made, on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in the respective Fund's shares. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by either the shareholder, the Trust, the Transfer Agent or the Distributor.



     With respect to redemptions of Class B or Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class B and Class C
Shares -- Contingent Deferred Sales Charges -- Class B and Class C Shares" in the Prospectus. Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class D shares, the systematic withdrawal plan will automatically be applied thereafter to Class D shares. See "Purchase of Shares -- Deferred Sales Charge
Alternatives -- Class B and Class C Shares -- Conversion of Class B Shares to Class D Shares" in the Prospectus; if an investor wishes to change the amount being withdrawn in a systematic withdrawal plan the investor should contact his or her Financial Consultant.



     Withdrawal payments should not be considered as dividends, yield or income. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. The Trust will not knowingly accept purchase orders for shares of a Fund from investors who maintain a Systematic Withdrawal Plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

     Alternatively, a shareholder whose shares are held within a CMA(R) or CBA(R) Account may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the CMA(R) or CBA(R) Systematic Redemption Program. The minimum fixed dollar amount redeemable is $50. The proceeds of systematic redemptions will be posted to the shareholder's account three business days after the date the shares are redeemed. All redemptions are made at net asset value. A shareholder may elect to have his or her shares redeemed on the first, second, third or fourth Monday of each month, in the case of monthly redemptions, or of every other month, in the case of bimonthly redemptions. For quarterly, semiannual or annual redemptions, the shareholder may select the month or months in which the shares are to be redeemed and may designate whether the redemption is to be made on the first, second, third or fourth Monday of the month. If the Monday selected is not a business day, the redemption will be processed at net asset value on the next business day. The Systematic Redemption Program is not available if Fund shares are being purchased within the account pursuant to the Automatic Investment Program. For more information on the CMA(R) or CBA(R) Systematic Redemption Program, eligible shareholders should contact their Financial Consultant.


EXCHANGE PRIVILEGE


     U.S. shareholders of each class of shares of each of the Funds have an exchange privilege with certain other MLAM-advised mutual funds. Under the Merrill Lynch Select Pricing(SM) System, Class A shareholders may exchange Class A shares of a Fund for Class A shares of a second MLAM-advised mutual fund if the shareholder holds any Class A shares of the second fund in the account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second fund. If the Class A shareholder wants to exchange Class A shares for shares of a second MLAM-advised mutual fund, but does not hold Class A shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second fund, the shareholder will receive Class D shares of the second fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second fund. Class B, Class C and Class D shares are exchangeable with shares of the same class of other MLAM-advised mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of a Fund is "tacked" to the holding period for the newly acquired shares of the other fund as more fully described below. Class A, Class B, Class C and Class D shares also are exchangeable for shares of certain MLAM-advised money market funds as follows: Class A shares may be exchanged for shares of Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Reserves Money Fund (available only for exchanges with certain retirement plans), Merrill Lynch U.S.A. Government Reserves and Merrill Lynch U.S. Treasury Money Fund; Class B, Class C and Class D shares may be exchanged for shares of Merrill Lynch Government Fund, Merrill Lynch Institutional Fund, Merrill Lynch Institutional Tax-Exempt Fund and Merrill Lynch Treasury Fund. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege, and any shares utilized in an exchange must have been held by the shareholder for at least 15 days. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.


     Exchanges of Class A or Class D shares outstanding of each of the Funds ("outstanding Class A or Class D shares") for Class A or Class D shares of another MLAM-advised mutual fund ("new Class A or Class D shares") are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class A or Class D shares in the initial purchase and any subsequent exchange. Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A or Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A or Class D shares generally may be exchanged into the Class A or Class D shares of the other funds or into shares of certain money market funds without or with a reduced sales charge.


     In addition, each of the Funds with Class B or Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively, of another MLAM-advised mutual fund ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of each Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired through use of the exchange privilege. In addition, Class B shares of each Fund acquired through use of the exchange privilege will be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the sales charge that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of a Fund for those of Merrill Lynch Special Value Fund, Inc. ("Special Value Fund") after having held the Fund's Class B shares for six months. The 1% CDSC that generally would apply to a redemption would not apply to the exchange. Three and a half years later the investor may decide to redeem the Class B shares of Special Value Fund and receive cash. There will be no CDSC due on this redemption, since by tacking the six month holding period of the Fund's Class B shares onto the three and a half year holding period for the Special Value Fund Class B shares, the investor will be deemed to have held the Special Value Fund Class B shares for four years.



     Shareholders also may exchange shares from any of the Funds into shares of certain money market funds advised by the Manager or its affiliates, but the period of time that Class B or Class C shares are held in a money market fund will not count towards satisfaction of the holding period requirement for purposes of reducing the CDSC or, with respect to Class B shares, towards satisfaction of the conversion period. However, shares of a money market fund that were acquired as a result of an exchange for Class B or Class C shares of a Fund may, in turn, be exchanged back into Class B or Class C shares, respectively, of any fund offering such shares, in which event the holding period for Class B or Class C shares of the newly-acquired fund will be aggregated with previous holding periods for purposes of reducing the CDSC. Thus, for example, an investor may exchange Class B shares of a Fund for shares of Merrill Lynch Institutional Fund ("Institutional Fund") after having held the Fund's Class B shares for six months and three years later decide to redeem the shares of Institutional Fund for cash. At the time of this redemption, the 1% CDSC that would have been due had the Class B shares of the Fund been redeemed for cash rather than exchanged for shares of Institutional Fund will be payable. If, instead of such redemption, the shareholder exchanged such shares for Class B shares of a fund with a four-year CDSC period that the shareholder continued to hold for an additional three and a half years, any subsequent redemption would not incur a CDSC.


     Before effecting an exchange, shareholders of a Fund should obtain a currently effective prospectus of the fund into which the exchange is to be made.


     To exercise the exchange privilege, a shareholder should contact his or her Merrill Lynch Financial Consultant, who will advise the relevant Fund of the exchange. Shareholders of the Funds, and shareholders of the other MLAM-advised funds described above with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers. Each Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated at any time in accordance with the rules of the Commission. Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares at any time and thereafter may resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.

                            DISTRIBUTIONS AND TAXES

FEDERAL


     The Trust intends to continue to qualify each Fund for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as it so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Trust intends to cause each Fund to distribute substantially all of such income.


     As discussed in the Prospectus for the Trust, the Trust has established a number of series, each referred to herein as a "Fund". Each Fund is treated as a separate corporation for Federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described in the Prospectus. Losses in one Fund do not offset gains in another Fund, and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than at the Trust level.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a RIC. The excise tax, therefore, generally will not apply to the tax-exempt income of RICs, such as the Funds, that pay exempt-interest dividends.


     The Trust intends to qualify each Fund to pay "exempt-interest dividends" as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax ("tax-exempt obligations") under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), a Fund shall be qualified to pay exempt-interest dividends to its Class A, Class B, Class C and Class D shareholders (together, the "shareholders"). Exempt-interest dividends are dividends or any part thereof paid by a Fund that are attributable to interest on tax-exempt obligations and are designated by the Trust as exempt-interest dividends in a written notice mailed to each Fund's shareholders within 60 days after the close of such Fund's taxable year. For this purpose, the Funds will allocate interest from tax-exempt obligations (as well as ordinary income, capital gains, including new categories of capital gains, and tax preference items, discussed below) among the Class A, Class B, Class C and Class D shareholders according to a method (which it believes is consistent with the Commission rule permitting the issuance and sale of multiple classes of shares) that is based on the gross income allocable to Class A, Class B, Class C and Class D shareholders during the taxable year, or such other method as the Internal Revenue Service may prescribe. The Fund will allocate exempt-interest dividends among shareholders for state income tax purposes in a similar manner. To the extent that the dividends distributed to a Fund's shareholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a shareholder's gross income for Federal income tax purposes, subject to the possible application of the Federal alternative minimum tax as described below. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security and railroad retirement benefits subject to Federal income taxes. The Trust will inform shareholders annually regarding the portion of each Fund's distributions that constitutes exempt-interest dividends. Interest on indebtedness incurred or continued to purchase or carry shares of RICs paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for Federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a "substantial user" or "related person" under Code Section 147(a) with respect to property financed with the proceeds of an issue of "industrial development bonds" or "private activity bonds," if any, held by a Fund.


     To the extent that a Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions are considered ordinary income for Federal income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in futures or options ("capital gain dividends") are taxable as long-term capital gains for Federal income tax purposes, regardless of the length of time the shareholder has owned Fund shares. Recent legislation creates additional categories of capital gains taxable at different rates. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any exempt-interest dividends, ordinary income dividends or capital gain dividends, as well as the amount of capital gain dividends in the different categories of capital gain referred to above. Distributions by the Fund, whether from exempt-interest income, ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code.


     All or a portion of a Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.


     The Code subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. The alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. Private activity bonds are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference," which could subject certain investors in such bonds, including shareholders of a Fund, to an alternative minimum tax. Each Fund will purchase such "private activity bonds," and the Trust will report to shareholders within 60 days after such Fund's taxable year-end the portion of the Fund's dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to an alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by a Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by a Fund.


     The Funds may invest in high yield securities as described in the Prospectus. Furthermore, the Funds may also invest in instruments the return on which includes nontraditional features such as indexed principal or interest payments ("nontraditional instruments"). These instruments may be subject to special tax rules under which the Funds may be required to accrue and distribute income before amounts due under the obligations are paid. In addition, it is possible that all or a portion of the interest payments on such high yield securities and/or nontraditional instruments could be recharacterized as taxable ordinary income.

     No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class D shares. A shareholder's basis in the Class D shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class D shares will include the holding period for the converted Class B shares.

     If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Under certain Code provisions, some shareholders may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     The Code provides that every person required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Funds) during the taxable year.


TAX TREATMENT OF FINANCIAL FUTURES CONTRACTS AND OPTIONS THEREON


     Each Fund may purchase or sell municipal bond index futures contracts and interest rate futures contracts on U.S. Government securities ("financial futures contracts"). Each Fund also may purchase and write call and put options on such financial futures contracts. In general, unless an election is available to a Fund or an exception applies, such options and financial futures contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or financial futures contract will be treated as sold for its fair market value on the last day of the taxable year, and any gain or loss attributable to such
Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by a Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of changes in price or interest rates with respect to its investments.


     Code Section 1092, which applies to certain "straddles," may affect the taxation of a Fund's sales of securities and transactions in financial futures contracts and related options. Under Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or the related options.



     One of the requirements for qualification as a RIC is that less than 30% of a Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Funds may be restricted in effecting closing transactions within three months after entering into an option or financial futures contract. Under recently enacted legislation, this requirement will no longer apply to the Funds after their fiscal year ending July 31, 1998.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.


     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes.

STATE


     California. Exempt-interest dividends from the California Fund will not be subject to California personal income taxes for California resident individuals to the extent attributable to interest from California State Municipal Bonds, and such exempt-interest dividends will also be excludable from the income base used in calculating the California corporate income tax to the extent attributable to interest from California State Municipal Bonds. However, exempt-interest dividends paid to a corporate shareholder subject to California state corporate franchise tax will be taxable as ordinary income. Distributions of long-term capital gains will be treated as capital gains which are taxed at ordinary income rates for California state income tax purposes.



     Florida. The Florida Fund has received a ruling from the Florida Department of Revenue that if on the last business day of any calendar year the Florida Fund's assets consist solely of assets exempt from Florida intangible personal property tax, shares of the Florida Fund will be exempt from Florida intangible personal property tax in the following year. The Florida Department of Revenue has the authority to revoke or modify a previously issued ruling; however, if a ruling is revoked or modified, the revocation or modification is prospective only. Thus, if the ruling is not revoked or modified and if 100% of the Florida Fund's assets on the last business day of each calendar year consists of assets exempt from Florida intangible personal property tax, shares of the Florida Fund owned by Florida residents will be exempt from Florida intangible personal property tax. Assets exempt from Florida intangible personal property tax include obligations of the State of Florida and its political subdivisions; obligations of the United States Government or its agencies; and cash. If shares of the Florida Fund are subject to Florida intangible personal property tax because less than 100% of the Florida Fund's assets on the last business day of the previous calendar year consisted of assets exempt from Florida intangible personal property tax, only that portion of the value of Fund shares equal to the portion of the net asset value of the Florida Fund that is attributable to obligations of the U.S. Government will be exempt from taxation. The Florida Fund anticipates that on the last business day of each calendar year the Florida Fund's assets will consist solely of assets exempt from Florida intangible personal property tax.



     Dividends paid by the Florida Fund to individuals who are Florida residents are not subject to personal income taxation by Florida, because Florida does not impose a personal income tax. Distributions of investment income and capital gains by the Florida Fund will be subject to Florida corporate income tax, state taxes in states other than Florida and may be subject to local taxes. Shareholders subject to taxation by states other than Florida may realize a lower after-tax rate of return than Florida shareholders since the dividends distributed by the Florida Fund may not be exempt, to any significant degree, from income taxation by such other states.



     If the Florida Fund does not have a taxable nexus to Florida, such as through the location within the state of the Trust's or the Florida Fund's activities or those of the Manager, under present Florida law, the Florida Fund is not subject to Florida corporate income taxation. Additionally, if the Florida Fund's assets do not have a taxable situs in Florida as of January 1 of each calendar year, the Florida Fund will not be subject to Florida intangible personal property tax. If the Florida Fund has a taxable nexus to Florida or the Florida Fund's assets have a taxable situs in Florida, the Florida Fund will be subject to Florida taxation.



     The above discussion is a general and abbreviated summary of the relevant state and local tax provisions presently in effect. Shareholders are urged to consult their tax advisers regarding specific questions as to state or local taxes.

                                PERFORMANCE DATA

     From time to time each Fund may include its average annual total return and other total return data, as well as yield and tax-equivalent yield, in advertisements or information furnished to present or prospective shareholders. From time to time, the Fund may include the Fund's Morningstar risk-adjusted ratings in advertisements or supplemental sales literature. Total return, yield and tax-equivalent yield figures are based on a Fund's historical performance and are not intended to indicate future performance. Average annual total return, yield and tax-equivalent yield are determined separately for Class A, Class B, Class C and Class D shares of each Fund in accordance with formulas specified by the Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares of a Fund and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares of that Fund.

     The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and
(2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.


     Set forth below is the total return, yield and tax-equivalent yield information for the Class A, Class B, Class C and Class D shares of each of the Funds, including the Acquired Funds, for the periods indicated.

ARIZONA FUND
-----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES                             CLASS B SHARES
                                      --------------------------------------     --------------------------------------
                                                            REDEEMABLE VALUE                           REDEEMABLE VALUE
                                                                  OF A                                       OF A
                                        EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL
                                        A PERCENTAGE             $1,000            A PERCENTAGE             $1,000
                                         BASED ON A            INVESTMENT           BASED ON A            INVESTMENT
                                        HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF
              PERIOD                  $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD
----------------------------------    -----------------     ----------------     -----------------     ----------------
                                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
One year ended July 31, 1997......           3.58%             $ 1,035.80               3.25%             $ 1,032.50
Inception (November 26, 1993) to
  July 31, 1997...................           4.13%             $ 1,160.60               4.05%             $ 1,157.10
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                    ANNUAL TOTAL RETURN
                                                                            (EXCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Year ended July 31, 1997..........           4.62%             $ 1,046.20               4.25%             $ 1,042.50
Year ended July 31, 1996..........           3.16%             $ 1,031.60               2.88%             $ 1,028.80
Year ended July 31, 1995..........           6.47%             $ 1,064.70               5.99%             $ 1,059.90
Inception (October 21, 1994) to
  July 31, 1995...................              --                     --                  --                     --
Inception (November 26, 1993) to
  July 31, 1994...................           2.02%             $ 1,020.20               1.78%             $ 1,017.80
                                                                                                 AGGREGATE TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Inception (November 26, 1993) to
  July 31, 1997...................          16.06%             $ 1,160.60              15.71%             $ 1,157.10
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                                  YIELD
30 days ended July 31, 1997.......           3.37%                     --               3.04%                     --
                                                                                                  TAX EQUIVALENT YIELD*
30 days ended July 31, 1997.......           4.68%                     --               4.22%                     --

ARIZONA FUND
----------------------------------
                                                CLASS C SHARES                             CLASS D SHARES
                                    --------------------------------------     --------------------------------------

                                                          REDEEMABLE VALUE                           REDEEMABLE VALUE

                                                                OF A                                       OF A

                                      EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL

                                      A PERCENTAGE             $1,000            A PERCENTAGE             $1,000

                                       BASED ON A            INVESTMENT           BASED ON A            INVESTMENT

                                      HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF

              PERIOD                $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD

----------------------------------  -----------------     ----------------     -----------------     ----------------


One year ended July 31, 1997......         3.55%             $ 1,035.50               3.57%             $ 1,035.70

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................         4.77%             $ 1,138.00               4.67%             $ 1,135.00

Year ended July 31, 1997..........         4.55%             $ 1,045.50               4.62%             $ 1,046.20

Year ended July 31, 1996..........         2.78%             $ 1,027.80               3.05%             $ 1,030.50

Year ended July 31, 1995..........            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1995...................         5.90%             $ 1,059.00               6.34%             $ 1,063.40

Inception (November 26, 1993) to
  July 31, 1994...................            --                     --                  --                     --

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................        13.80%             $ 1,138.00              13.50%             $ 1,135.00

30 days ended July 31, 1997.......         3.22%                     --               3.27%                     --

30 days ended July 31, 1997.......         4.47%                     --               4.54%                     --



---------------
* Based on a Federal income tax rate of 28%.

CALIFORNIA FUND
-----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES                             CLASS B SHARES
                                      --------------------------------------     --------------------------------------
                                                            REDEEMABLE VALUE                           REDEEMABLE VALUE
                                                                  OF A                                       OF A
                                        EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL
                                        A PERCENTAGE             $1,000            A PERCENTAGE             $1,000
                                         BASED ON A            INVESTMENT           BASED ON A            INVESTMENT
                                        HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF
              PERIOD                  $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD
----------------------------------    -----------------     ----------------     -----------------     ----------------
                                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
One year ended July 31, 1997......           4.52%             $ 1,045.20               4.20%             $ 1,042.00
Inception (November 26, 1993) to
  July 31, 1997...................           4.32%             $ 1,168.20               4.21%             $ 1,163.60
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                    ANNUAL TOTAL RETURN
                                                                            (EXCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Year ended July 31, 1997..........           5.57%             $ 1,055.70               5.20%             $ 1,052.00
Year ended July 31, 1996..........           4.56%             $ 1,045.60               4.08%             $ 1,040.80
Year ended July 31, 1995..........           5.60%             $ 1,056.00               5.23%             $ 1,052.30
Inception (October 21, 1994) to
  July 31, 1995...................              --                     --                  --                     --
Inception (November 26, 1993) to
  July 31, 1994...................           1.23%             $ 1,012.30               0.99%             $ 1,009.90
                                                                                                 AGGREGATE TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Inception (November 26, 1993) to
  July 31, 1997...................          16.82%             $ 1,168.20              16.36%             $ 1,163.60
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                                  YIELD
30 days ended July 31, 1997.......           3.46%                     --               3.14%                     --
                                                                                                  TAX EQUIVALENT YIELD*
30 days ended July 31, 1997.......           4.81%                     --               4.36%                     --

CALIFORNIA FUND
----------------------------------
                                                CLASS C SHARES                             CLASS D SHARES
                                    --------------------------------------     --------------------------------------

                                                          REDEEMABLE VALUE                           REDEEMABLE VALUE

                                                                OF A                                       OF A

                                      EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL

                                      A PERCENTAGE             $1,000            A PERCENTAGE             $1,000

                                       BASED ON A            INVESTMENT           BASED ON A            INVESTMENT

                                      HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF

              PERIOD                $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD

----------------------------------  -----------------     ----------------     -----------------     ----------------


One year ended July 31, 1997......         4.39%             $ 1,043.90               4.41%             $ 1,044.10

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................         5.54%             $ 1,161.40               5.31%             $ 1,154.50

Year ended July 31, 1997..........         5.39%             $ 1,053.90               5.47%             $ 1,054.70

Year ended July 31, 1996..........         4.35%             $ 1,043.50               4.46%             $ 1,044.60

Year ended July 31, 1995..........            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1995...................         5.60%             $ 1,056.00               5.85%             $ 1,058.50

Inception (November 26, 1993) to
  July 31, 1994...................            --                     --                  --                     --

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................        16.14%             $ 1,161.40              15.45%             $ 1,154.50

30 days ended July 31, 1997.......         3.32%                     --               3.36%                     --

30 days ended July 31, 1997.......         4.61%                     --               4.67%                     --



---------------
* Based on a Federal income tax rate of 28%.

FLORIDA FUND
---------------------------------------------------------------------------------------------------------------------------
                                          CLASS A SHARES                       CLASS B SHARES              CLASS C SHARES
                                -----------------------------------  -----------------------------------  -----------------
                                                   REDEEMABLE VALUE                     REDEEMABLE VALUE
                                                         OF A                                 OF A
                                  EXPRESSED AS       HYPOTHETICAL      EXPRESSED AS       HYPOTHETICAL      EXPRESSED AS
                                  A PERCENTAGE          $1,000         A PERCENTAGE          $1,000         A PERCENTAGE
                                   BASED ON A         INVESTMENT        BASED ON A         INVESTMENT        BASED ON A
                                  HYPOTHETICAL      AT THE END OF      HYPOTHETICAL      AT THE END OF      HYPOTHETICAL
            PERIOD              $1,000 INVESTMENT     THE PERIOD     $1,000 INVESTMENT     THE PERIOD     $1,000 INVESTMENT
------------------------------- -----------------  ----------------  -----------------  ----------------  -----------------
                                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
One year ended July 31, 1997...        4.15%          $ 1,041.50            3.83%          $ 1,038.30            3.93%
Inception (November 26, 1993)
  to July 31, 1997.............        4.01%          $ 1,155.50            3.93%          $ 1,152.10               --
Inception (October 21, 1994) to
  July 31, 1997................           --                  --               --                  --            4.70%
                                                                                                        ANNUAL TOTAL RETURN
                                                                                (EXCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Year ended July 31, 1997.......        5.20%          $ 1,052.00            4.83%          $ 1,048.30            4.93%
Year ended July 31, 1996.......        3.45%          $ 1,034.50            3.08%          $ 1,030.80            2.48%
Year ended July 31, 1995.......        6.05%          $ 1,060.50            5.57%          $ 1,055.70               --
Inception (October 21, 1994) to
  July 31, 1995................           --                  --               --                  --            5.65%
Inception (November 26, 1993)
  to July 31, 1994.............        1.12%          $ 1,011.20            0.99%          $ 1,009.90               --
                                                                                                     AGGREGATE TOTAL RETURN
                                                                                (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Inception (November 26, 1993)
  to July 31, 1997.............       15.55%          $ 1,155.50           15.21%          $ 1,152.10               --
Inception (October 21, 1994) to
  July 31, 1997................           --                  --               --                  --           13.60%
                                                                                                                      YIELD
30 days ended July 31, 1997....        3.51%                  --            3.19%                  --            3.37%
                                                                                                      TAX EQUIVALENT YIELD*
30 days ended July 31, 1997....        4.88%                  --            4.43%                  --            4.68%

FLORIDA FUND
-------------------------------
                                                             CLASS D SHARES
                                                   -----------------------------------
                                 REDEEMABLE VALUE                     REDEEMABLE VALUE
                                       OF A                                 OF A
                                   HYPOTHETICAL      EXPRESSED AS       HYPOTHETICAL
                                      $1,000         A PERCENTAGE          $1,000
                                    INVESTMENT        BASED ON A         INVESTMENT
                                  AT THE END OF      HYPOTHETICAL      AT THE END OF
            PERIOD                  THE PERIOD     $1,000 INVESTMENT     THE PERIOD
-------------------------------  ----------------  -----------------  ----------------

One year ended July 31, 1997...     $ 1,039.30            4.05%          $ 1,040.50
Inception (November 26, 1993)
  to July 31, 1997.............             --               --                  --
Inception (October 21, 1994) to
  July 31, 1997................     $ 1,136.00            4.85%          $ 1,140.60

Year ended July 31, 1997.......     $ 1,049.30            5.10%          $ 1,051.00
Year ended July 31, 1996.......     $ 1,024.80            3.35%          $ 1,033.50
Year ended July 31, 1995.......             --               --                  --
Inception (October 21, 1994) to
  July 31, 1995................     $ 1,056.50            6.07%          $ 1,060.70
Inception (November 26, 1993)
  to July 31, 1994.............             --               --                  --

Inception (November 26, 1993)
  to July 31, 1997.............             --               --                  --
Inception (October 21, 1994) to
  July 31, 1997................     $ 1,136.00           14.06%          $ 1,140.60

30 days ended July 31, 1997....             --            3.41%                  --

30 days ended July 31, 1997....             --            4.74%                  --


---------------
* Based on a Federal income tax rate of 28%.

MASSACHUSETTS FUND
-----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES                             CLASS B SHARES
                                      --------------------------------------     --------------------------------------
                                                            REDEEMABLE VALUE                           REDEEMABLE VALUE
                                                                  OF A                                       OF A
                                        EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL
                                        A PERCENTAGE             $1,000            A PERCENTAGE             $1,000
                                         BASED ON A            INVESTMENT           BASED ON A            INVESTMENT
                                        HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF
              PERIOD                  $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD
----------------------------------    -----------------     ----------------     -----------------     ----------------
                                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
One year ended July 31, 1997......           3.82%             $ 1,038.20               3.49%             $ 1,034.90
Inception (November 26, 1993) to
  July 31, 1997...................           4.00%             $ 1,155.00               3.91%             $ 1,151.40
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                    ANNUAL TOTAL RETURN
                                                                            (EXCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Year ended July 31, 1997..........           4.86%             $ 1,048.60               4.49%             $ 1,044.90
Year ended July 31, 1996..........           4.08%             $ 1,040.80               3.70%             $ 1,037.00
Year ended July 31, 1995..........           4.79%             $ 1,047.90               4.41%             $ 1,044.10
Inception (October 21, 1994) to
  July 31, 1995...................              --                     --                  --                     --
Inception (November 26, 1993) to
  July 31, 1994...................           2.01%             $ 1,020.10               1.77%             $ 1,017.70
                                                                                                 AGGREGATE TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Inception (November 26, 1993) to
  July 31, 1997...................          15.50%             $ 1,155.00              15.14%             $ 1,151.40
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                                  YIELD
30 days ended July 31, 1997.......           3.59%                     --               3.26%                     --
                                                                                                  TAX EQUIVALENT YIELD*
30 days ended July 31, 1997.......           4.99%                     --               4.53%                     --

MASSACHUSETTS FUND
----------------------------------
                                                CLASS C SHARES                             CLASS D SHARES
                                    --------------------------------------     --------------------------------------

                                                          REDEEMABLE VALUE                           REDEEMABLE VALUE

                                                                OF A                                       OF A

                                      EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL

                                      A PERCENTAGE             $1,000            A PERCENTAGE             $1,000

                                       BASED ON A            INVESTMENT           BASED ON A            INVESTMENT

                                      HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF

              PERIOD                $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD

----------------------------------  -----------------     ----------------     -----------------     ----------------


One year ended July 31, 1997......         3.70%             $ 1,037.00               3.71%             $ 1,037.10

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................         4.88%             $ 1,141.30               4.61%             $ 1,133.20

Year ended July 31, 1997..........         4.70%             $ 1,047.00               4.76%             $ 1,047.60

Year ended July 31, 1996..........         3.81%             $ 1,038.10               3.97%             $ 1,039.70

Year ended July 31, 1995..........            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1995...................         5.00%             $ 1,050.00               5.09%             $ 1,050.90

Inception (November 26, 1993) to
  July 31, 1994...................            --                     --                  --                     --

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................        14.13%             $ 1,141.30              13.32%             $ 1,133.20

30 days ended July 31, 1997.......         3.47%                     --               3.49%                     --

30 days ended July 31, 1997.......         4.82%                     --               4.85%                     --



---------------
* Based on a Federal income tax rate of 28%.

MICHIGAN FUND
-----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES                             CLASS B SHARES
                                      --------------------------------------     --------------------------------------
                                                            REDEEMABLE VALUE                           REDEEMABLE VALUE
                                                                  OF A                                       OF A
                                        EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL
                                        A PERCENTAGE             $1,000            A PERCENTAGE             $1,000
                                         BASED ON A            INVESTMENT           BASED ON A            INVESTMENT
                                        HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF
              PERIOD                  $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD
----------------------------------    -----------------     ----------------     -----------------     ----------------
                                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
One year ended July 31, 1997......           4.55%             $ 1,045.50               4.22%             $ 1,042.20
Inception (November 26, 1993) to
  July 31, 1997...................           4.10%             $ 1,159.10               4.01%             $ 1,155.30
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                    ANNUAL TOTAL RETURN
                                                                            (EXCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Year ended July 31, 1997..........           5.61%             $ 1,056.10               5.22%             $ 1,052.20
Year ended July 31, 1996..........           3.71%             $ 1,037.10               3.32%             $ 1,033.20
Year ended July 31, 1995..........           5.16%             $ 1,051.60               4.78%             $ 1,047.80
Inception (October 21, 1994) to
  July 31, 1995...................              --                     --                  --                     --
Inception (November 26, 1993) to
  July 31, 1994...................           1.66%             $ 1,016.60               1.42%             $ 1,014.20
                                                                                                 AGGREGATE TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Inception (November 26, 1993) to
  July 31, 1997...................          15.91%             $ 1,159.10              15.53%             $ 1,155.30
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                                  YIELD
30 days ended July 31, 1997.......           3.62%                     --               3.28%                     --
                                                                                                  TAX EQUIVALENT YIELD*
30 days ended July 31, 1997.......           5.03%                     --               4.56%                     --

MICHIGAN FUND
----------------------------------
                                                CLASS C SHARES                             CLASS D SHARES
                                    --------------------------------------     --------------------------------------

                                                          REDEEMABLE VALUE                           REDEEMABLE VALUE

                                                                OF A                                       OF A

                                      EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL

                                      A PERCENTAGE             $1,000            A PERCENTAGE             $1,000

                                       BASED ON A            INVESTMENT           BASED ON A            INVESTMENT

                                      HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF

              PERIOD                $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD

----------------------------------  -----------------     ----------------     -----------------     ----------------


One year ended July 31, 1997......         4.22%             $ 1,042.20               4.34%             $ 1,043.40

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................         4.98%             $ 1,144.50               4.97%             $ 1,144.00

Year ended July 31, 1997..........         5.22%             $ 1,052.20               5.40%             $ 1,054.00

Year ended July 31, 1996..........         3.20%             $ 1,032.00               3.71%             $ 1,037.10

Year ended July 31, 1995..........            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1995...................         5.40%             $ 1,054.00               5.72%             $ 1,057.20

Inception (November 26, 1993) to
  July 31, 1994...................            --                     --                  --                     --

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................        14.45%             $ 1,144.50              14.40%             $ 1,144.00

30 days ended July 31, 1997.......         3.12%                     --               3.52%                     --

30 days ended July 31, 1997.......         4.33%                     --               4.89%                     --



---------------
* Based on a Federal income tax rate of 28%.

NEW JERSEY FUND
-----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES                             CLASS B SHARES
                                      --------------------------------------     --------------------------------------
                                                            REDEEMABLE VALUE                           REDEEMABLE VALUE
                                                                  OF A                                       OF A
                                        EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL
                                        A PERCENTAGE             $1,000            A PERCENTAGE             $1,000
                                         BASED ON A            INVESTMENT           BASED ON A            INVESTMENT
                                        HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF
              PERIOD                  $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD
----------------------------------    -----------------     ----------------     -----------------     ----------------
                                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
One year ended July 31, 1997......           3.14%             $ 1,031.40               2.92%             $ 1,029.20
Inception (November 26, 1993) to
  July 31, 1997...................           4.07%             $ 1,158.00               4.01%             $ 1,155.60
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                    ANNUAL TOTAL RETURN
                                                                            (EXCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Year ended July 31, 1997..........           4.19%             $ 1,041.90               3.92%             $ 1,039.20
Year ended July 31, 1996..........           3.68%             $ 1,036.80               3.21%             $ 1,032.10
Year ended July 31, 1995..........           6.45%             $ 1,064.50               6.07%             $ 1,060.70
Inception (October 21, 1994) to
  July 31, 1995...................              --                     --                  --                     --
Inception (November 26, 1993) to
  July 31, 1994...................           1.73%             $ 1,017.30               1.59%             $ 1,015.90
                                                                                                 AGGREGATE TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Inception (November 26, 1993) to
  July 31, 1997...................          15.80%             $ 1,158.00              15.56%             $ 1,155.60
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                                  YIELD
30 days ended July 31, 1997.......           3.32%                     --               2.99%                     --
                                                                                                  TAX EQUIVALENT YIELD*
30 days ended July 31, 1997.......           4.61%                     --               4.15%                     --

NEW JERSEY FUND
----------------------------------
                                                CLASS C SHARES                             CLASS D SHARES
                                    --------------------------------------     --------------------------------------

                                                          REDEEMABLE VALUE                           REDEEMABLE VALUE

                                                                OF A                                       OF A

                                      EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL

                                      A PERCENTAGE             $1,000            A PERCENTAGE             $1,000

                                       BASED ON A            INVESTMENT           BASED ON A            INVESTMENT

                                      HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF

              PERIOD                $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD

----------------------------------  -----------------     ----------------     -----------------     ----------------


One year ended July 31, 1997......         3.06%             $ 1,030.60               3.14%             $ 1,031.40

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................         1.12%             $ 1,031.30               4.73%             $ 1,136.80

Year ended July 31, 1997..........         4.06%             $ 1,040.60               4.18%             $ 1,041.80

Year ended July 31, 1996..........         3.24%             $ 1,032.40               3.48%             $ 1,034.80

Year ended July 31, 1995..........            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1995...................       (4.01)%             $   959.90               6.51%             $ 1,065.10

Inception (November 26, 1993) to
  July 31, 1994...................            --                     --                  --                     --

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................         3.13%             $ 1,031.30              13.68%             $ 1,136.80

30 days ended July 31, 1997.......         3.20%                     --               3.22%                     --

30 days ended July 31, 1997.......         4.44%                     --               4.47%                     --



---------------
* Based on a Federal income tax rate of 28%.

NEW YORK FUND
-----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES                             CLASS B SHARES
                                      --------------------------------------     --------------------------------------
                                                            REDEEMABLE VALUE                           REDEEMABLE VALUE
                                                                  OF A                                       OF A
                                        EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL
                                        A PERCENTAGE             $1,000            A PERCENTAGE             $1,000
                                         BASED ON A            INVESTMENT           BASED ON A            INVESTMENT
                                        HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF
              PERIOD                  $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD
----------------------------------    -----------------     ----------------     -----------------     ----------------
                                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
One year ended July 31, 1997......           5.03%             $ 1,050.30               4.71%             $ 1,047.10
Inception (November 26, 1993) to
  July 31, 1997...................           4.65%             $ 1,182.00               4.57%             $ 1,178.40
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                    ANNUAL TOTAL RETURN
                                                                            (EXCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Year ended July 31, 1997..........           6.09%             $ 1,060.90               5.71%             $ 1,057.10
Year ended July 31, 1996..........           4.46%             $ 1,044.60               4.08%             $ 1,040.80
Year ended July 31, 1995..........           6.03%             $ 1,060.30               5.66%             $ 1,056.60
Inception (October 21, 1994) to
  July 31, 1995...................              --                     --                  --                     --
Inception (November 26, 1993) to
  July 31, 1994...................           1.61%             $ 1,016.10               1.37%             $ 1,013.70
                                                                                                 AGGREGATE TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Inception (November 26, 1993) to
  July 31, 1997...................          18.20%             $ 1,182.00              17.84%             $ 1,178.40
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                                  YIELD
30 days ended July 31, 1997.......           3.86%                     --               3.54%                     --
                                                                                                  TAX EQUIVALENT YIELD*
30 days ended July 31, 1997.......           5.36%                     --               4.92%                     --

NEW YORK FUND
----------------------------------
                                                CLASS C SHARES                             CLASS D SHARES
                                    --------------------------------------     --------------------------------------

                                                          REDEEMABLE VALUE                           REDEEMABLE VALUE

                                                                OF A                                       OF A

                                      EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL

                                      A PERCENTAGE             $1,000            A PERCENTAGE             $1,000

                                       BASED ON A            INVESTMENT           BASED ON A            INVESTMENT

                                      HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF

              PERIOD                $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD

----------------------------------  -----------------     ----------------     -----------------     ----------------


One year ended July 31, 1997......         4.91%             $ 1,049.10               4.92%             $ 1,049.20

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................         5.83%             $ 1,170.30               5.65%             $ 1,164.70

Year ended July 31, 1997..........         5.91%             $ 1,059.10               5.98%             $ 1,059.80

Year ended July 31, 1996..........         4.28%             $ 1,042.80               4.35%             $ 1,043.50

Year ended July 31, 1995..........            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1995...................         5.97%             $ 1,059.70               6.37%             $ 1,063.70

Inception (November 26, 1993) to
  July 31, 1994...................            --                     --                  --                     --

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................        17.03%             $ 1,170.30              16.47%             $ 1,164.70

30 days ended July 31, 1997.......         3.72%                     --               3.77%                     --

30 days ended July 31, 1997.......         5.17%                     --               5.24%                     --



---------------
* Based on a Federal income tax rate of 28%.

PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A SHARES                             CLASS B SHARES
                                      --------------------------------------     --------------------------------------
                                                            REDEEMABLE VALUE                           REDEEMABLE VALUE
                                                                  OF A                                       OF A
                                        EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL
                                        A PERCENTAGE             $1,000            A PERCENTAGE             $1,000
                                         BASED ON A            INVESTMENT           BASED ON A            INVESTMENT
                                        HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF
              PERIOD                  $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD
----------------------------------    -----------------     ----------------     -----------------     ----------------
                                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
One year ended July 31, 1997......           3.99%             $ 1,039.90               3.66%             $ 1,036.60
Inception (November 26, 1993) to
  July 31, 1997...................           4.32%             $ 1,168.40               4.24%             $ 1,164.80
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                    ANNUAL TOTAL RETURN
                                                                            (EXCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Year ended July 31, 1997..........           5.04%             $ 1,050.40               4.66%             $ 1,046.60
Year ended July 31, 1996..........           4.18%             $ 1,041.80               3.80%             $ 1,038.00
Year ended July 31, 1995..........           5.89%             $ 1,058.90               5.51%             $ 1,055.10
Inception (October 21, 1994) to
  July 31, 1995...................              --                     --                  --                     --
Inception (November 26, 1993) to
  July 31, 1994...................           1.85%             $ 1,018.50               1.61%             $ 1,016.10
                                                                                                 AGGREGATE TOTAL RETURN
                                                                            (INCLUDING MAXIMUM APPLICABLE SALES CHARGE)
Inception (November 26, 1993) to
  July 31, 1997...................          16.84%             $ 1,168.40              16.48%             $ 1,164.80
Inception (October 21, 1994) to
  July 31, 1997...................              --                     --                  --                     --
                                                                                                                  YIELD
30 days ended July 31, 1997.......           3.41%                     --               3.08%                     --
                                                                                                  TAX EQUIVALENT YIELD*
30 days ended July 31, 1997.......           4.74%                     --               4.28%                     --

PENNSYLVANIA FUND
----------------------------------
                                                CLASS C SHARES                             CLASS D SHARES
                                    --------------------------------------     --------------------------------------

                                                          REDEEMABLE VALUE                           REDEEMABLE VALUE

                                                                OF A                                       OF A

                                      EXPRESSED AS          HYPOTHETICAL         EXPRESSED AS          HYPOTHETICAL

                                      A PERCENTAGE             $1,000            A PERCENTAGE             $1,000

                                       BASED ON A            INVESTMENT           BASED ON A            INVESTMENT

                                      HYPOTHETICAL         AT THE END OF         HYPOTHETICAL         AT THE END OF

              PERIOD                $1,000 INVESTMENT        THE PERIOD        $1,000 INVESTMENT        THE PERIOD

----------------------------------  -----------------     ----------------     -----------------     ----------------


One year ended July 31, 1997......         3.68%             $ 1,036.80               3.99%             $ 1,039.90

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................         5.28%             $ 1,153.60               5.11%             $ 1,148.20

Year ended July 31, 1997..........         4.68%             $ 1,046.80               5.04%             $ 1,050.40

Year ended July 31, 1996..........         4.28%             $ 1,042.80               4.07%             $ 1,040.70

Year ended July 31, 1995..........            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1995...................         5.68%             $ 1,056.80               6.10%             $ 1,061.00

Inception (November 26, 1993) to
  July 31, 1994...................            --                     --                  --                     --

Inception (November 26, 1993) to
  July 31, 1997...................            --                     --                  --                     --

Inception (October 21, 1994) to
  July 31, 1997...................        15.36%             $ 1,153.60              14.82%             $ 1,148.20

30 days ended July 31, 1997.......         3.15%                     --               3.31%                     --

30 days ended July 31, 1997.......         4.38%                     --               4.60%                     --



---------------
* Based on a Federal income tax rate of 28%.

     In order to reflect the reduced sales charges in the case of Class A or Class D shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and, therefore, may reflect greater total return since, due to the reduced sales charge or the waiver of sales charges, a lower amount of expenses may be deducted.


                              GENERAL INFORMATION

DESCRIPTION OF SHARES


     The Declaration of Trust, dated February 14, 1991, of the Trust, as amended (the "Declaration"), provides that the Trust shall be comprised of separate Series, each of which will consist of a separate portfolio which will issue separate shares. The Trust is presently comprised of the California Fund, the Florida Fund and the Acquired Funds, please see "Additional Information" on page
44. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest, par value $.10 per share, of different classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series. Shareholder approval is not necessary for the authorization of additional Series or classes of a Series of the Trust. At the date of this Statement of Additional Information, the shares of each Fund are divided into Class A, Class B, Class C and Class D shares. Class A, Class B, Class C and Class D shares represent interests in the same assets of the relevant Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D shares bear certain expenses related to the account maintenance and/or distribution expenditures. The Board of Trustees may classify and reclassify the shares of any Series into additional or other classes at a future date.



     All shares of the Trust have equal voting rights, except that only shares of the respective Series are entitled to vote on matters concerning only that Series and, as noted above, Class B, Class C and Class D shares have exclusive voting rights with respect to matters relating to the account maintenance and/or distribution expenses, as appropriate, being borne solely by such class (except that Class B shares have certain voting rights with respect to the Class D Distribution Plan). Each issued and outstanding share of a Series is entitled to one vote and to participate equally in dividends and distributions with respect to that Series and, upon liquidation or dissolution of the Series, in the net assets of such Series remaining after satisfaction of outstanding liabilities, except that, as noted above, expenses relating to distribution and/or account maintenance of the Class B, Class C and Class D shares are borne solely by the respective class. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders, in accordance with the terms of the Declaration, may cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Also, the Trust will be required to call a special meeting of shareholders in accordance with the requirements of the 1940 Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of a Series.



     The obligations and liabilities of a particular Series are restricted to the assets of that Series and do not extend to the assets of the Trust generally. The shares of each Series, when issued, will be fully paid and non-assessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any Series are entitled to redeem their shares as set forth elsewhere herein and in the Prospectus. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendments may be made to the Declaration, other than amendments necessary to conform the Declaration to certain laws or regulations, to change the name of the Trust, or to make certain non-material changes, without the affirmative vote of a majority of the outstanding shares of the Trust or of the affected Series or class, as applicable.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.



COMPUTATION OF OFFERING PRICE PER SHARE



     An illustration of the computation of the offering price for Class A, Class B, Class C and Class D shares of the California Fund and the Florida Fund based on the Funds' net assets and number of shares outstanding on July 31, 1997 is set forth below.



                                               CLASS A        CLASS B      CLASS C      CLASS D
                                              ----------    -----------    --------    ----------
    CALIFORNIA FUND
    Net Assets.............................   $3,152,191    $ 6,876,961    $ 57,282    $4,042,282
                                               =========     ==========    ========     =========
    Number of Shares Outstanding...........      308,546        673,258       5,607       395,606
                                               =========     ==========    ========     =========
    Net Asset Value Per Share (net assets
      divided by number of shares
      outstanding).........................   $    10.22    $     10.21    $  10.22    $    10.22
    Sales Charge (for Class A and Class D
      shares: 1.00% of offering price;
      1.01% of net asset value per
      share)*..............................          .10             **          **           .10
                                              ----------    -----------    --------    ----------
    Offering Price.........................   $    10.32    $     10.21    $  10.22    $    10.32
                                               =========     ==========    ========     =========
    FLORIDA FUND
    Net Assets.............................   $6,375,611    $11,461,594    $ 59,716    $7,732,955
                                               =========     ==========    ========     =========
    Number of Shares Outstanding...........      633,237      1,138,517       5,969       768,414
                                               =========     ==========    ========     =========
    Net Asset Value Per Share (net assets
      divided by number of shares
      outstanding).........................   $    10.07    $     10.07    $  10.00    $    10.06
    Sales Charge (for Class A and Class D
      shares: 1.00% of offering price;
      1.01% of net asset value per
      share)*..............................          .10             **          **           .10
                                              ----------    -----------    --------    ----------
    Offering Price.........................   $    10.17    $     10.07    $  10.00    $    10.16
                                               =========     ==========    ========     =========


---------------
 *Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
**Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares within one year of purchase. See "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and Class C Shares" in the Prospectus and "Redemption of Shares--Deferred Sales Charges--Class B and Class C Shares" herein.

INDEPENDENT AUDITORS


     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Trust. The selection of the independent auditors is subject to approval by the independent Trustees of the Trust. The independent auditors are responsible for auditing the annual financial statements of each Fund.


CUSTODIAN

     The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10005, acts as the custodian of the Trust's assets. The custodian is responsible for establishing a separate account for each Fund, safeguarding and controlling each Fund's cash and securities, handling the delivery of securities and collecting interest on each Fund's investments.

TRANSFER AGENT

     Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent"), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Trust's transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of Fund shares and the opening, maintenance and servicing of Fund shareholder accounts. See "Management of the Trust--Transfer Agency Services" in the Prospectus.

LEGAL COUNSEL


     Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Trust.


REPORTS TO SHAREHOLDERS

     The fiscal year of each Fund ends on July 31 of each year. The Trust sends to shareholders of each Fund at least semi-annually reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Commission, Washington, D.C., under the Securities Act and the 1940 Act, to which reference is hereby made.

     The Declaration, a copy of which is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch Multi-State Limited Maturity Municipal Series Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability; nor shall resort be had to any such person's private property for the satisfaction of any obligation or claim of the Trust but the "Trust Property" only shall be liable.


     At a shareholders meeting presently scheduled to be held on January 5, 1998, shareholders of the Acquired Funds will consider a proposal pursuant to which Limited Maturity Portfolio (the "Limited Maturity Portfolio"), a series of Merrill Lynch Municipal Bond Fund, Inc., a Maryland corporation (the "Municipal Fund"), will acquire substantially all of the assets, and will assume substantially all of the liabilities of the Acquired Funds in exchange solely for an equal aggregate value of newly-issued shares of Common Stock of Limited Maturity Portfolio. The California Fund and the Florida Fund are not included in this transaction and will continue to operate as Series of the Trust. Shares of the Acquired Funds are no longer being offered for purchase or sale.

     To the knowledge of the Trust, the following persons or entities owned beneficially 5% or more of a class of a Fund's shares on November 1, 1997.



                                          NAME                           ADDRESS             PERCENT OF CLASS
                             -------------------------------  -----------------------------  ----------------
Arizona Fund...............  Melvin Silverman                 802 N.Mann Ave.                    8.63 Class B
                             Marsha L. Silverman              Tucson, AZ 85710
California Fund............  Bernard Lipinsky and             700 Front St. #2501              10.90% Class A
                             Dorris Lipinsky                  San Diego, CA 92101                6.7% Class B
                             John L. Love                     P.O. Box 305                      16.4% Class D
                                                              Pebble Beach, CA 93953
                             Blush & Co.                      P.O. Box 976                       6.5% Class D
                             Attn: Ed Crespo                  New York, NY 10268
Florida Fund...............  Karen Skinner                    P.O. Box 9229                      6.5% Class D
                                                              Fort Myers, FL 33902
                             Karen Skinner                    P.O. Box 9229                      6.5% Class D
                                                              Fort Myers, FL 33902
Massachusetts Fund.........  Heatbath Corporation             P.O. Box 2978                    10.67% Class A
                             Attn: Mary Simpson               Springfield, MA 01101
                             Ruggles-Klingemann Mfg. Co.      P.O. Box 550                      7.89% Class B
                                                              5 Foster Ct.
                                                              Salem, MA 01970
Michigan Fund..............  Thomas O. Muller, III            21 S. End Ave.                     9.6% Class A
                                                              #1E PH Regatta
                                                              New York, NY 10280
                             Margarete Drettmann              32901 Gratiot Ave.                 5.3% Class B
                             c/o Richard Zimmer Active Tool   Roseville, MI 48066
                             James R. Donahey                 421 Highland                      25.6% Class D
                             Pat J. Donahey                   Ann Arbor, MI 48104
New Jersey Funds...........  Barbar Sherlock                  8 Rock Ct.                        5.14% Class B
                             Loretta Shough                   Park Ridge, NJ 07656
                             Vincent Giordano                 157 Bedens Brook Rd.              18.9% Class A
                             Josephine Giordano               Skillman, NJ 08558
New York Fund..............  Morris M. Greenberg              601 Stratford Rd.                 9.05% Class D
                                                              North Baldwin, NY 11510
                             Aakron Rule Corp.                P.O. Box 418                      5.95% Class D
                                                              Akron, NY 14001
Pennsylvania Fund..........  A.J. Clegg                       138 Hunt Valley Cir.              15.3% Class B
                                                              Berwyn, PA 19312
                             Martin and Sylvia Kreithen       900 Roscommon Rd.                 20.6% Class D
                                                              Bryn Mawr, PA 19010

                      (This Page Intentionally Left Blank)

                                   APPENDIX A



                  ECONOMIC AND OTHER CONDITIONS IN CALIFORNIA



     The following information is a brief summary of factors affecting the economy of the State of California ("California" or the "State") and does not purport to be a complete description of such factors. Other factors will affect State issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of State issuers; however, it has not been updated nor will it be updated during the year. The Trust has not independently verified the information.



GENERAL ECONOMIC CONDITIONS



     The economy of California is the largest among the 50 states and one of the largest in the world and has major components in agriculture, manufacturing, high technology, trade, entertainment, tourism, construction and services. Total State gross domestic product is expected to exceed $1 trillion in 1997. On a stand-alone basis, California's economy is larger than all but six nations in the world.



     California's July 1, 1996 population of over 32 million represented over 12% of the total United States population. As of July 1, 1990 the population of 29,944,000 represented an increase of over 6 million persons, or 26%, during the decade of the 1980's.



     California's population is concentrated in metropolitan areas. As of the April 1, 1990 Census, 96% of the citizens resided in the 23 Metropolitan Statistical Areas in the State. As of July 1, 1995, the 5-county Los Angeles area accounted for 49%, with 15.7 million residents. The 10-county San Francisco Bay Area represented 21% with a population of 6.7 million.



     From 1990-1993, the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and by a major drop in real estate construction. California's economy has been recovering and growing steadily since the start of 1994; currently the State's economic growth is outpacing the rest of the nation. More than 300,000 nonfarm jobs were added in the State in 1996, while personal income grew by more than $55 billion. Another 380,000 jobs are expected to be created in 1997. The unemployment rate, while still higher than the national average, fell to the low 6% range in mid-1997, compared to over 10% at the worst of the recession.



     California's economic expansion is being fueled by growth in high-technology industries, including computer software, electronics manufacturing and motion picture/television production; growth is also strong in business services, export trade, and manufacturing, with even the aerospace sector now showing increased employment. The State's economy is now more diversified than it was during the 1980's. Nonresidential real estate construction has grown rapidly in response to the growth in the economy. Residential construction has been growing slowly since the depths of the recession, but remains much lower (as measured by annual new unit permits) than during the late 1980's.



THE STATE



     Fiscal Years Prior to 1995-96. The State's budget problems in recent years were caused by a combination of external economic conditions and a structural imbalance in that the largest general fund programs--K-14 education, health, welfare and corrections--were increasing faster than the revenue base, driven by the State's rapid population growth. These pressures are expected to continue as population trends maintain strong demand for health and welfare services, as the school age population continues to grow, and as the State's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders.



     As a result of these factors and others, and especially because a severe recession between 1990-94 reduced revenues and increased expenditures for social welfare programs, from the late 1980's until 1992-93, the State had a period of budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in its budget reserve, the Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each fiscal year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance. The State Legislature and Governor agreed on the following principal steps to produce Budget Acts in the years 1991-92 to 1994-95, although not all these actions were taken in each year.



        - significant cuts in health and welfare program expenditures;



        - transfers of program responsibilities and funding from the State to local governments (referred to as "realignment"), coupled with some reduction in mandates on local government;



        - transfer of about $3.6 billion in local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing State funding for schools under Proposition 98 (discussed below);



        - reduction in growth of support for higher education programs, coupled with increases in student fees, through the 1994-95 Fiscal Year;



        - maintenance of the minimum Proposition 98 funding guarantee for K-14 schools, and the disbursement of additional funds to keep a constant level of about $4,200 per K-12 pupils through the 1993-94 Fiscal Year;



        - revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;



        - increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to illegal immigrants, although during this time frame, most of the additional aid requested by the Administration was not received; and



        - various one-time adjustments and accounting changes.



     Despite these budget actions, as noted, the effects of the recession led to large, unanticipated deficits in the budget reserve, the SFEU, as compared to projected positive balances. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.



     Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court order. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.



     During the past several fiscal years, the State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants which were issued in July 1994 and matured on April 25, 1996.



     1995-96 Fiscal Year. The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected general fund revenues and transfers of $44.1 billion, a 3.5% increase from the prior year. Expenditures were budgeted at $43.4 billion, a 4 percent increase. The Budget Act also projected Special Fund revenues of $12.7 billion and appropriated Special Fund expenditures of $13.0 billion.

     Final data for the 1995-96 Fiscal Year showed revenues and transfers of $46.1 billion, some $2 billion over the original fiscal year estimate, which was attributed to the strong economic recovery. Expenditures also increased, to an estimated $45.4 billion, as a result of the requirement to expend revenues for schools under Proposition 98, and, among other things, failure of the federal government to enact welfare reform during the fiscal year and to budget new aid for illegal immigrant costs, both of which had been counted on to allow reductions in State costs. SFEU had a small negative balance of about $87 million at June 30, 1996, all but eliminating the accumulated budget deficit from the early 1990's. Available internal borrowable resources (available cash, after payment of all obligations due) on June 30, 1996 was about $3.8 billion, representing a significant improvement in the State's cash position, and ending the need for deficit borrowing over the end of the fiscal year. The State's improved cash position allowed it to repay the $4.0 billion Revenue Anticipation Warrant issue on April 25, 1996, and to issue only $2.0 billion of revenue anticipation notes during the fiscal year, which matured on June 28, 1996.



     The 1995-96 Budget Act included substantial additional funding under Proposition 98 for schools and community colleges (about $1.0 billion general fund and $1.2 billion total above 1994-95 levels). Because of higher than projected revenues in 1994-95, an additional $561 million ($92 per K-12 pupil (also called per ADA, or average daily attendance)) was appropriated to the 1994-95 Proposition 98 entitlement. A large part of this was a block grant of about $50 per pupil for any one-time purpose. For the first time in several years, a full 2.7 percent cost of living allowance was funded. The budget was based on the settlement of the CTA v. Gould litigation. Cuts in health and welfare costs totaled about $220 million, almost $700 million less than had been anticipated, because of the failure by the federal government to approve certain of these actions in a timely manner. The federal government also failed to appropriate all but $31 million of an anticipated $500 million in new federal aid for incarceration and health care costs of illegal immigrants. Funding from the general fund for the University of California was increased by $106 million and for the California State University system by $97 million, with no increase in student fees.



     1996-97 Fiscal Year. The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both general fund and Special Fund). With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriated a modest budget reserve in the SFEU of $305 million, as of June 30, 1997. The Department of Finance projected that, on June 30, 1997, the State's available internal borrowing
(cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing will be needed.



     Revenues. The Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased in over three years), but did approve a 5% cut in bank and corporation taxes, to be effective for income years starting on January 1, 1997. As a result, revenues for the Fiscal Year were estimated to total $47.643 billion, a 3.3% increase over the final estimated 1995-96 revenues. Special Fund revenues were estimated to be $13.3 billion.



     Expenditures. The Budget Act contained general fund appropriations totaling $47.251 billion, a 4.0% increase over the final estimated 1995-96 expenditures. Special Fund expenditures were budgeted at $12.6 billion.



     The following are principal features of the 1996-97 Budget Act:



          Proposition 98 funding for schools and community college districts increased by almost $1.6 billion (general fund) and $1.65 billion total above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second year in a row, the full cost of living allowance (3.2%) was funded. The Proposition 98 increases have brought K-12 expenditures to almost $4,800 per ADA, an almost 15% increase over the level prevailing during the recession years. Community colleges will receive an increase in funding of $157 million for 1996-97 out of this $1.6 billion total.



          Because of the higher than projected revenues in 1995-96, an additional $1.1 billion ($190 per K-12 ADA and $145 million for community colleges) was appropriated and retroactively applied towards the

     1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per ADA. These new funds were appropriated for a variety of purposes, including block grants, allocations for each school site, facilities for class size reduction, and a reading initiative. Similar retroactive increases totaling $230 million, based on final figures on revenues and State population growth, were made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which were allocated to each school site.



          The Budget Act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The Budget Act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings.



          A 4.9% increase in funding for the University of California ($130 million general fund) and the California State University system ($101 million general fund), with no increases in student fees, maintaining the second year of the Governor's four-year "Compact" with the State's higher education units.



          The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the general fund. (For purposes of cash flow projections, the State Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year.)



          General fund support for the State Department of Corrections was increased by about 7% over the prior year, reflecting estimates of increased prison population.



          With respect to aid to local governments, the principal new programs included in the Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.



     Subsequent Events. On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Proposed Budget"). The Proposed Budget estimated general fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6% increase from revised 1996-97 figures. The Governor proposes expenditures of $50.3 billion, a 3.9% increase from 1996-97. The Proposed Budget projected a balance in the SFEU of $553 million on June 30, 1998.



     At the time of the May Revision, released on May 14, 1997, the Department of Finance increased its revenue estimate for the upcoming fiscal year by $1.3 billion, in response to the continued strong growth in the State's economy. Budget negotiations continued into the summer, with major issues to be resolved including final agreement on State welfare reform, increase in State employee salaries and consideration of a tax cut proposed by the Governor.



     In May 1997, action was taken by the California Supreme Court in an ongoing lawsuit, PERS v. Wilson, which made final a judgment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ("PERF") to make up certain deferrals in annual retirement fund contributions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, following a direction from the Governor, the Controller transferred $1.235 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal amount of the improperly deferred payments from 1995-96 and 1996-97.



     1997-98 Fiscal Year. Once the pension payment eliminated essentially all the "increased" revenue in the budget, final agreement was reached within a few weeks on the welfare package and the remainder of the budget. The Legislature passed the Budget Bill on August 11, 1997, along with numerous related bills to implement its provisions. Agreement was not finally reached, however, on one aspect of the budget plan, concerning the Governor's proposal for a comprehensive educational testing program.



     On August 18, 1997, the Governor signed the Budget Act, but vetoed about $314 million of specific spending items, primarily in health and welfare and education areas from both the General Fund and Special Funds. The Governor announced that he was prepared to restore about $200 million of education spending upon satisfactory completion of legislation on the education testing program.

     The Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 amount), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels). On a budgetary basis, the budget reserve (SFEU) is projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. (The expenditure figure assumes restoration of $200 million of vetoed funding.) The Budget Act also includes Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. The State has implemented its normal annual cash flow borrowing program, issuing $3 billion of notes which mature on June 30, 1998.



     The following are major features of the 1997-98 Budget Act:



          1. For the second year in a row, the Budget contains a large increase in funding for K-14 education under Proposition 98, reflecting strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending is allocated to prior fiscal years. Funds are provided to fully pay for the cost-of-living-increase component of Proposition 98, and to extend class size reduction and reading initiatives.



          2. The Budget Act reflects the $1.235 billion pension case judgment payment, and brings funding of the State's pension contribution back to the quarterly basis which existed prior to the deferral actions which were invalidated by the courts. There is no provision for any additional payments relating to this court case.



          3. Continuing the third year of a four-year "compact" which the Administration has made with higher education units, funding from the General Fund for the University of California and California State University has increased by about 6 percent ($121 million and $107 million, respectively), and there was no increase in student fees.



          4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels.



          5. Health and welfare costs are contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs program (defined below).



          6. Unlike prior years, this Budget Act does not depend on federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, are included in the Budget Act, to offset incarceration costs for illegal aliens.



          7. The Budget Act contains no tax increases, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million.



     Federal Welfare Reform. Congress passed and the President signed (on August 22, 1996) the Personal Responsibility and Work Opportunity Act of 1996 (the "Law") making a fundamental reform of the current welfare system. Among many provisions, the Law includes: (i) conversion of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy Families (TANF), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens, allowing states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements.



     As part of the 1997-98 Budget Act legislative package, the State Legislature and Governor agreed on a comprehensive reform of the State's public assistance programs to implement the new federal Law. The new basic State welfare program is called California Work Opportunity and Responsibility to Kids Act ("CalWORKs"), which replaces the former Aid to Families with Dependent Children (AFDC) and Greater Avenues to Independence (GAIN) programs effective January 1, 1998. Consistent with the federal Law, CalWORKs contains new time limits on receipt of welfare aid, both lifetime as well as for any current time on aid. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. Administration of the new Welfare-to-Work programs will be largely at the county level, and counties are given financial incentives for success in this program.

     Although the longer-term impact of the new federal Law and CalWORKs cannot be determined until there has been some experience, the State does not presently anticipate that these new programs will have any adverse financial impact on the General Fund. Overall TANF grants from the federal government are expected to equal or exceed the amounts the State would have received under the old AFDC program.



LOCAL GOVERNMENTS



     The primary units of local government in California are the counties, ranging in population from 1,300 (Alpine) to over 9,000,000 (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also about 480 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval.



     Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. The entire statewide welfare system has been changed in response to the change in federal welfare law enacted in 1996 (see "Welfare Reform" above). Under the CalWORKs program, counties are given flexibility to develop their own plans, consistent with State law, to implement Welfare-to-Work and to administer many of its elements. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified Welfare-to-Work outcomes; counties may also suffer penalties for failing to meet federal standards. Under CalWORKs, counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs. It is not yet known how the CalWORKs system will affect county finances in the long run.



     In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected. Orange County implemented significant reductions in services and personnel, and continues to face fiscal constraints in the aftermath of its bankruptcy, which had been caused by large investment losses in its pooled investment funds.



     On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIIIC and XIIID into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIIIC clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives.



     Proposition 218 does not affect the State or its ability to levy or collect taxes. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt which will require interpretation by the courts or the State Legislature. The State Legislative Analyst estimated that enactment of Proposition 218 would reduce local government revenues statewide by over $100 million a year, and that over time, annual revenues to local government would be reduced by several hundred million dollars.



     In May 1996, a taxpayer filed an action (the "Rider Case") against the City of San Diego ("San Diego") and the San Diego Convention Center Expansion Authority (the "Authority") challenging the validity of a lease revenue financing involving a lease having features similar to the leases commonly used in California lease-based financings such as certificates of participation. In the Rider Case, the plaintiffs maintain that voter approval is required for the San Diego lease (a) since the lease constituted indebtedness prohibited by
Article XVI, Section 18 of the California Constitution without a two-thirds vote of the electorate, and


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(b) since San Diego was prohibited under its charter from issuing bonds without a two-thirds vote of the electorate, and the power of the Authority, a joint powers' authority, one of the members of which is San Diego, to issue bonds is no greater than the power of San Diego. In response to San Diego's motion for summary judgment, the trial court rejected the plaintiffs' arguments and ruled that the lease was constitutionally valid and that the Authority's related lease revenue bonds did not require voter approval. The plaintiffs appealed the matter to the Court of Appeals for the Fourth District, which likewise affirmed the validity of the lease and of the lease revenue bond financing arrangements. The plaintiffs then filed a petition for review with the California State Supreme Court, and, on April 2, 1997, the California Supreme Court granted the plaintiffs' petition for review. No decision from the State Supreme Court is expected until sometime during the 1998 calendar year.



CONSTITUTIONAL AND STATUTORY LIMITATIONS; RECENT INITIATIVES; PENDING
LEGISLATION



     Constitutional and Statutory Limitations. Article XIIIA of the California Constitution (which resulted from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies. Article XIIIA provides that the maximum ad valorem tax on real property cannot exceed 1% of the "full cash value" of the property and effectively prohibits the levying of any other ad valorem tax on real property for general purposes. However, on May 3, 1986, Proposition 46, an amendment to Article XIIIA, was approved by the voters of the State of California, creating a new exemption under Article XIIIA permitting an increase in ad valorem taxes on real property in excess of 1% for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. "Full cash value" is defined as "the County Assessor's valuation of real property as shown on the 1975-76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" is subject to annual adjustment to reflect increases (not to exceed 2%) or decreases in the consumer price index or comparable local data, or to reflect reductions in property value caused by damage, destruction or other factors.



     Article XIIIB of the California Constitution limits the amount of appropriations of the State and of the local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that local government has financial responsibility for providing. To the extent that the revenues of the State and/or local government exceed its appropriations, the excess revenues must be rebated to the public either directly or through a tax decrease. Expenditures for voter-approved debt services are not included in the appropriations limit.



     At the November 9, 1988 general election, California voters approved an initiative known as Proposition 98. This initiative amends Article XIIIB to require that (i) the California Legislature establish a prudent state reserve fund in an amount it shall deem reasonable and necessary and (ii) revenues in excess of amounts permitted to be spent and which would otherwise be returned pursuant to Article XIIIB by revision of tax rates or fee schedules be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. Proposition 98 also amends Article XVI to require that the State of California provide a minimum level of funding for public schools and community colleges. Commencing with the 1988-89 Fiscal Year, money to be applied by the State for the support of school districts and community college districts shall not be less than the greater of: (i) the amount which, as a percentage of the State general fund revenues which may be appropriated pursuant to Article XIIIB, equals the percentage of such State general fund revenues appropriated for school districts and community college districts, respectively, in Fiscal Year 1986-87 or (ii) the amount required to ensure that the total allocations to school districts and community college districts from the State general fund proceeds of taxes appropriated pursuant to Article XIIIB and allocated local proceeds of taxes shall not be less than the total amount from these sources in the prior year, adjusted for increases in enrollment and adjusted for changes in the cost of living pursuant to the provisions of Article XIIIB. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirements for one year. As a result of Proposition 98, funds that the State might otherwise make available to its political subdivisions may be allocated instead to satisfy such minimum funding level.



     During the recent recession, general fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided


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in the law. The Legislature responded to these developments by designating the
"extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlement. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.



     In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. The settlement of this case, finalized in July 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.



     Substantially increased general fund revenues, above initial budget projections, in the 1994-95, 1995-96 and 1996-97 fiscal years have resulted or will result in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets.



     On November 8, 1994, the voters approved Proposition 187, an initiative statute ("Proposition 187"). Proposition 187 specifically prohibits funding by the State of social services, health care services and public school education for the benefit of any person not verified as either a United States citizen or a person legally admitted to the United States. Among the provisions in Proposition 187 pertaining to public school education, the measure requires, commencing January 1, 1995, that every school district in the State verify the legal status of every child enrolling in the district for the first time. By January 1, 1996, each school district must also verify the legal status of children already enrolled in the district and of all parents or guardians of all students. If the district "reasonably suspects" that a student, parent or guardian is not legally in the United States, that district must report the student to the United States Immigration and Naturalization Service and certain other parties. The measure also prohibits a school district from providing education to a student it does not verify as either a United States citizen or a person legally admitted to the United States. The State Legislative Analyst estimates that verification costs could be in the tens of millions of dollars on a statewide level (including verification costs incurred by other local governments), with first-year costs potentially in excess of $100 million.



     The reporting requirements may violate the Family Educational Rights and Privacy Act ("FERPA"), which generally prohibits schools that receive Federal funds from disclosing information in student records without parental consent. Compliance with FERPA is a condition of receiving Federal education funds, which total $2.3 billion annually to California school districts. The Secretary of the United States Department of Education has indicated that the reporting requirements in Proposition 187 could jeopardize the ability of school districts to receive these funds.



     Opponents of Proposition 187 have filed at least eight lawsuits challenging the constitutionality and validity of the measure. On November 2, 1995, a United States District Court judge struck down the central provisions of Proposition 187 by ruling that parts of Proposition 187 conflict with Federal power over immigration. The ruling concluded that states may not enact their own schemes to "regulate immigration or devise immigration regulations which run parallel or purport to supplement Federal immigration law." As a consequence of the ruling, students may not be denied public education and may not be asked about their immigration status when enrolling in public schools. Further, the ruling struck down the requirements of Proposition 187 that teachers and district employees report information on the immigrant status of students, parents and guardians. An appeal has been filed.



     Article XIIIA, Article XIIIB and a number of other propositions were adopted pursuant to California's constitutional initiative process. From time to time, other initiative measures could be adopted by California voters. The adoption of any such initiatives may cause California issuers to receive reduced revenues, or to increase expenditures, or both.


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     Pending Litigation.  The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. Some of the more significant lawsuits pending against the State are described herein.



     The State is involved in a lawsuit, Thomas Hayes v. Commission on State Mandates, related to state-mandated costs. The action involves an appeal by the Director of Finance from a 1984 decision by the State Board of Control (now succeeded by the Commission on State Mandates (Commission)). The Board of Control decided in favor of local school districts' claims for reimbursement for special education programs for handicapped students. The case was then brought to the trial court by the State and later remanded to the Commission for redetermination. The Commission has since expanded the claim to include supplemental claims filed by seven other educational institutions; the issuance of a final consolidated decision is anticipated sometime in early 1997. To date, the Legislature has not appropriated funds. The liability of the State, if all potentially eligible school districts pursue timely claims, has been estimated by the Department of Finance at more than $1 billion.



     The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J.B. Stringfellow, Jr., et al., the State is seeking recovery for past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts. Because the State is the present owner of the site, the State may be found liable. Present estimates of the cleanup range from $200 million to $800 million.



     The State is a defendant in a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The appellate court affirmed the trial court finding of liability in inverse condemnation and awarded damages of $500,000 to 12 sample plaintiffs. Potential liability to the remaining 300 plaintiffs, from claims filed, ranges from $800 million to $1.5 billion. An appeal has been filed.



     In Professional Engineers in California Government v. Wilson, the petitioners are challenging several appropriations in the 1993, 1994, and 1995 Budget Acts. The appropriations mandate the transfer of approximately $262 million from the State Highway Account and $113 million from the Motor Vehicle Account to the general fund and appropriate approximately $6 million from the State Highway Account to fund a highway-grade crossing program administered by the Public Utilities Commission. Petitioners contend that the transfers violate several constitutional provisions and request that the moneys be returned to the State Highway Account and Motor Vehicle Account.



     The State is a defendant in Just Say No To Tobacco Dough Campaign v. State of California, where the petitioners challenge the appropriation of approximately $166 million of Proposition 99 funds in the Cigarette and Tobacco Products Surtax Fund for years ended June 30, 1990, through June 30, 1995 for programs which were allegedly not health education or tobacco-related disease research. If the State loses, the general fund and funds from other sources would be used to reimburse the Cigarette and Tobacco Products Surtax Fund for approximately $166 million.



     The State is a defendant in the case of Kurt Hathaway, et al. v. Wilson, et al., where the plaintiffs are challenging the legality of various budget action transfers and appropriations from particular special funds for years ended June 30, 1995, and June 30, 1996. The plaintiffs allege that the transfers and appropriations are contrary to the substantive law establishing the funds and providing for interest accruals to the funds, violate the single subject requirement of the State Constitution, and is an invalid "special law." Plaintiffs seek to have monies totaling approximately $335 million returned to the special funds.



     The State is a defendant in two related cases, Beno vs. Sullivan (Beno) and Welch v. Anderson (Welch), concerning reductions in Aid to Families with Dependent Children (AFDC) grant payments. In the Beno case, plaintiffs seek to invalidate AFDC grant reductions and in the Welch case, plaintiffs contend that AFDC grant reductions are not authorized by state law. The Beno case concerns the total grant reductions while the Welch case concerns the period of time the State did not have a waiver for those reductions. The State's potential liability for retroactive AFDC grant reductions is estimated at $831 million if the plaintiffs are awarded the full amount in both cases.


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     In the case of Board of Administration, California Public Employees'
Retirement System, et al. v. Pete Wilson, Governor, et al., plaintiffs challenged the constitutionality of legislation which deferred payment of the State's employer contribution to the Public Employees' Retirement System ("PERS") beginning in Fiscal Year 1992-93. On January 11, 1995, the Sacramento County Superior Court entered a judgment finding that the legislation unconstitutionally impaired the vested contract rights of PERS members. The judgment provides for issuance of a writ of mandate directing State defendants to disregard the provisions of the legislation, to implement the statute governing employer contributions that existed before the changes in the legislation were found to be unconstitutional and to transfer to PERS the contributions that were unpaid to date. On February 19, 1997, the State Court of Appeals affirmed the decision of the Superior Court, and the Supreme Court subsequently refused to hear the case, making the Court of Appeals' ruling final. On July 30, 1997, the Controller transferred $1.235 billion from the General Fund to PERS in repayment of the principal amount determined to have been improperly deferred. Subsequent State payments to PERS will be made on a quarterly basis. No prejudgment interest has been paid in accordance with the trial court ruling that there was insufficient evidence that money for that purpose had been appropriated and was available. No post-judgment interest was ordered.



STATE GENERAL OBLIGATION BOND RATINGS



     As of the date of this Statement of Additional Information, the State's general obligation bonds are rated A1 by Moody's Investors Services, Inc., A+ by Standard & Poor's Ratings Services, and AA- by Fitch Investors Services, Inc.


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                                   APPENDIX B


                         ECONOMIC CONDITIONS IN FLORIDA


     The following information is a brief summary of factors affecting the economy of the State and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based upon one or more publicly available offering statements relating to debt offerings of the state of Florida; however, it has not been updated nor will it be updated during the year. The Trust has not independently verified the information.



     Throughout the 1980s, the State's unemployment rate has, generally, tracked below that of the nation. In the nineties, the trend was reversed, until 1995 and 1996, where the State's unemployment rate again tracked below the national average. The State's unemployment rate is projected to be 5.3% in 1996-97 and 1997-98. The average rate of unemployment for the State since 1987 is 6.2%, while the national average is also 6.2%. (The projections set forth in this Appendix were obtained from a report, prepared by the Revenue and Economic Analysis Unit of the Executive Office of the Governor for the State of Florida, contained within a recent official statement, dated August 4, 1997, for a State of Florida debt offering.)



     Personal income in the State has grown at a strong pace and has generally outperformed both the nation as a whole and the Southeast in particular. From 1985 through 1995, the State's per capita income rose an average of 5.0% per year, while the national per capita income increased an average of 4.9%. Real personal income in Florida is estimated to increase 4.2% in both 1996-97 and 1997-98 while real personal income per capita is projected to grow at 2.3% in 1996-97 and 2.4% in 1997-98.


     The structure of Florida's income differs from that of the nation and the Southeast. Because Florida has a proportionally greater retirement age population, property income (dividends, interest, and rent) and transfer payments (social security and pension benefits, among other sources of income) are a relatively more important source of income. For example, Florida's employment income in 1995 represented 60.6% of total personal income, while the nation's share of total personal income in the form of wages and salaries and other labor benefits was 70.8%. Florida's income is dependent upon transfer payments controlled by the federal government.


     The State's strong population growth is one fundamental reason why its economy has typically performed better than the nation as a whole. In 1980, the State was ranked seventh among the 50 states with a population of 9.7 million people. The State has grown dramatically since then and as of April 1, 1996 ranked fourth with an estimated population of 14.4 million. Since 1987, the State's average annual rate of population increase has been approximately 2.2% as compared to an approximately 1.0% for the nation as a whole. While annual growth in the State's population is expected to decline somewhat, it is still expected to grow close to 230,000 new residents per year throughout the 1990s.



     Tourism is one of the State's most important industries. 42.9 million people visited the State in 1995, according to the Florida Department of Commerce. Tourist arrivals are expected to increase by 3.1% this fiscal year and 4.7% next year. By the end of the fiscal year, 42.7 million domestic and international tourists are expected to have visited the State. In 1997-98, tourist arrivals should approximate 44.7 million. Florida tourism appears to be recovering from the effects of negative publicity regarding crime against tourists in the state. Factors such as "product maturity" of a Florida vacation package, higher prices, and more aggressive marketing by competing vacation destinations, could contribute to tourism slowdown.



     Florida's dependency on the highly cyclical construction and construction-related manufacturing sectors has declined. For example, total contract construction employment as a share of total non-farm employment was a little over 5% in 1996. Florida, nevertheless, has had a dynamic construction industry, with single and multi-family housing starts accounting for approximately 8.1% of total U.S. housing starts in 1996, while the State's population is 5.5% of the nation's population. Total housing starts were 118,400 in 1996. A driving force behind Florida's construction industry is its rapid growth in population. In Florida, single and multi-family housing starts in 1996-97 are projected to reach a combined level of 116,100 while decreasing to 115,500 next year. Multi-family starts have been slow to recover, but are showing stronger growth now and should maintain a level of nearly 30,300 in 1996-97 and 30,900 in 1997-98. Total construction expenditures


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are forecasted to increase 7.6% in this year and increase 3.1% next year. This represents a slower pace of growth than what was originally projected.



     Financial operations of the State covering all receipts and expenditures are maintained through the use of four funds--the General Revenue Fund, Trust Funds, the Working Capital Fund, and beginning in fiscal year 1994-95, the Budget Stabilization Fund. In fiscal year 1995-96, the State derived approximately 66% of its total direct revenues to these funds from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax, intangible personal property tax, and beverage tax, which amounted to 69%, 7%, 4%, and 4%, respectively, of total General Revenue Funds available. State expenditures are categorized for budget and appropriation purposes by type of fund and spending unit, which are further subdivided by line item. In fiscal year 1995-96, expenditures from the General Revenue Fund for education, health and welfare, and public safety amounted to approximately 51%, 31% and 14%, respectively, of total General Revenues.



     The Sales and Use Tax is the greatest single source of tax receipts in the State. For the State fiscal year ended June 30, 1996, receipts from this source were $11,461 million, an increase of 7.4% from fiscal year 1994-95. The second largest source of State tax receipts is the Motor Fuel Tax. The estimated collections from this source during the fiscal year ending June 30, 1996, were $1,923 million. Alcoholic beverage tax revenues totalled $441.5 million for the State fiscal year ending June 30, 1996, an increase of $4.2 million from the previous year. The receipts of corporate income tax for the fiscal year ended June 30, 1996 were $1,162.7 million, an increase of 9.3% from fiscal year 1994-95. Gross Receipt tax collections for fiscal year 1995-96 totalled $543.3 million, an increase of 6.9% over the previous fiscal year. Documentary stamp tax collections totalled $775.2 million during fiscal year 1995-96, posting an 11.5% increase from the previous fiscal year. The intangible personal property tax is a tax on stocks, bonds, notes, governmental leaseholds, certain limited partnership interests, mortgages and other obligations secured by liens on Florida realty, and other intangible personal property. Total collections from intangible personal property taxes were $895.9 million during the fiscal year ending June 30, 1996, a 9.5% increase from the previous fiscal year. Severance taxes totalled $77.2 million during fiscal year 1995-96, up 26.1% from the previous fiscal year. In November 1986, the voters of the State approved a constitutional amendment to allow the State to operate a lottery. Fiscal year 1995-96 produced ticket sales of $2.09 billion of which education received approximately $788.1 million.



     For fiscal year 1996-97 the estimated General Revenue plus Working Capital and Budget Stabilization funds available total $16,617.4 million, a 6.7% increase over 1995-96. The $15,568.7 million in estimated revenues represent a 6.3% increase over the analagous figure in 1995-96. With combined General Revenue, Working Capital Fund, and Budget Stabilization Fund appropriations at $15,537.2 million, unencumbered reserves at the end of 1996-97 are estimated at $1,080.2 million.



     Estimated fiscal year 1997-98 General Revenue plus Working Capital and Budget Stabilization funds available are expected to total $17,537.3 million, a 5.5% increase over fiscal year 1996-97.


     The State Constitution does not permit a state or local personal income tax. An amendment to the State Constitution by the electors of the State would be required in order to impose a personal income tax in the State.

     Property valuations for homestead property are subject to a growth cap. Growth in the just (market) value of property qualifying for the homestead exemption is limited to 3% or the change in the Consumer Price Index, whichever is less. If the property changes ownership or homestead status, it is to be re-valued at full just value on the next tax roll. Although the impact of the growth cap cannot be determined, it may have the effect of causing local government units in the State to rely more on non-ad valorem tax revenues to meet operating expenses and other requirements normally funded with ad valorem tax revenues.

     An amendment to the State Constitution was approved by statewide ballot in the November 8, 1994 general election which is commonly referred to as the "Limitation on State Revenues Amendment." This amendment provides that State revenues collected for any fiscal year shall be limited to State revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth. Growth is defined as an

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amount equal to the average annual rate of growth in State personal income over the most recent twenty quarters times the State revenues allowed under the amendment for the prior fiscal year. State revenues collected for any fiscal year in excess of this limitation are required to be transferred to the Budget Stabilization Fund until the fund reaches the maximum balance specified in
Section 19(g) of Article III of the State Constitution, and thereafter is required to be refunded to taxpayers as provided by general law. The limitation on State revenues imposed by the amendment may be increased by the Legislature, by a two-thirds vote of each house.

     The term "State revenues," as used in the amendment, means taxes, fees, licenses, and charges for services imposed by the Legislature on individuals, businesses, or agencies outside State government. However, the term "State revenues" does not include: (i) revenues that are necessary to meet the requirements set forth in documents authorizing the issuance of bonds by the State; (ii) revenues that are used to provide matching funds for the federal Medicaid program with the exception of the revenues used to support the Public Medical Assistance Trust Fund or its successor program and with the exception of State matching funds used to fund elective expansions made after July 1, 1994;
(iii) proceeds from the State lottery returned as prizes; (iv) receipts of the Florida Hurricane Catastrophe Fund; (v) balances carried forward from prior fiscal years; (vi) taxes, licenses, fees and charges for services imposed by local, regional, or school district governing bodies; or (vii) revenue from taxes, licenses, fees and charges for services required to be imposed by any amendment or revision to the State Constitution after July 1, 1994. The amendment took effect on January 1, 1995 and is applicable to State fiscal year 1995-96.

     It should be noted that many of the provisions of the amendment are ambiguous, and likely will not be clarified until State courts have ruled on their meanings. Further, it is unclear how the Legislature will implement the language of the amendment and whether such implementing legislation will itself be the subject of further court interpretation.

     The Fund cannot predict the impact of the amendment on State finances. To the extent local governments traditionally receive revenues from the State which are subject to, and limited by, the amendment, the future distribution of such State revenues may be adversely affected by the amendment.


     Hurricanes continue to endanger the coastal and interior portions of Florida. Substantial damage resulted from Hurricane Andrew in 1992. The 1995 hurricane season also experienced a record number of tropical storms and hurricanes which caused substantial damage. During the 1996 hurricane season and thus far during the 1997 hurricane season the State has suffered considerably less damage than in 1995.



     According to the Florida General Purposes Financial Statements for fiscal year ended June 30, 1996, as of June 30, 1996, the State had a high bond rating from Moody's Investors Service, Inc. (Aa), Standard & Poor's Ratings Services
(AA) and Fitch Investors Service, Inc. (AA) on all of its general obligation bonds. Outstanding general obligation bonds at June 30, 1996 totalled almost $7.4 billion and were issued to finance capital outlay for educational projects of both local school districts, community colleges and state universities, environmental protection and highway construction. The State has issued over $805 million of general obligation bonds since July 1, 1996.


     Due to investments in certain derivatives, Escambia County, Florida in 1994 sustained notable losses which may in the future affect their operations. As reported in the local press, several lawsuits have resulted regarding such investments.

     In late October, 1996, the Florida Auditor General notified the Governor's office that seventeen municipalities or special districts are in a state of financial emergency (including the Orlando-Orange County Expressway Authority and the Pinellas Suncoast Transit Authority) and that another twenty-five municipalities or special districts might be in a state of financial emergency (including the City of Miami). For these purposes, a state of emergency is considered two consecutive years of budget deficits. Municipalities or special districts that may be in a state of financial emergency are those that the Auditor General was unable to conclude had sufficient revenues to cover their deficits. The operations of all of these entities mentioned in the Auditor General's communication may be adversely affected by their financial condition.

                      (This Page Intentionally Left Blank)

                                   APPENDIX C


                           RATINGS OF MUNICIPAL BONDS

  DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") MUNICIPAL BOND
                                    RATINGS


Aaa    Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."
       Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A      Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa    Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B      Bonds which are rated B generally lack characteristics of the desirable investment.
       Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa    Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca     Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C      Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.


     Short-term Notes: The four ratings of Moody's for short-term notes are MIG1/VMIG1, MIG2/ VMIG2, MIG3/VMIG3 and MIG4/VMIG4; MIG1/VMIG1 denotes "best quality . . . strong protection by established cash flows;" MIG2/VMIG2 denotes "high quality" with ample margins of protection; MIG3/VMIG3 notes are of "favorable quality . . . but . . . lacking the undeniable strength of the preceding grades;" MIG4/VMIG4 notes are of "adequate quality . . . protection commonly regarded as required of an investment security is present . . . there is specific risk."



DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS



     Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

          Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.



          Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



          Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


          Issuers rated Not Prime do not fall within any of the Prime rating categories.


DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES ("STANDARD & POOR'S") MUNICIPAL DEBT RATINGS



     A Standard & Poor's municipal debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation.



     The debt rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.



     The ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.


     The ratings are based, in varying degrees, on the following considerations:


     I. Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;



     II.   Nature of and provisions of the obligation; and


     III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

          AAA         Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
                      Capacity to meet its financial commitment on the obligation is extremely strong.
          AA          Debt rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
          A           Debt rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
          BBB         Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
          BB          Debt rated "BB", "B", "CCC", "CC" and "C" are regarded as having
          B           significant speculative characteristics. "BB" indicates the least degree
          CCC         of speculation and "C" the highest degree of speculation. While such debt
          CC          will likely have some quality and protective characteristics, these may be
          C           outweighed by large uncertainties or major exposures to adverse conditions.
          D           Debt rated "D" is in payment default. The "D" rating category is used when payments on an obligation principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard &
                      Poor's believes that such payments will be made during such grace period.
                      The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS



     A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A" for the highest-quality obligations to "D" for the lowest. These categories are as follows:



     A-1     This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
     A-2     Capacity for timely payment on issues with this designation is satisfactory.
             However, the relative degree of safety is as high as for issues designated "A-1."
     A-3     Issues carrying this designation have an adequate capacity for timely payment.
             They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
     B       Issues rated "B" are regarded as having only speculative capacity for timely payment.
     C       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
     D       Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.



     A Commercial Paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

DESCRIPTION OF STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS



     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.



        -- Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note.



        -- Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.


     Note rating symbols are as follows:


          SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus "+" designation.



          SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.



          SP-3  Speculative capacity to pay principal and interest.



DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS


     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.


     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.


     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

     A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.


     NR                Indicates that Fitch does not rate the specific issue.


     CONDITIONAL       A conditional rating is premised on the successful
                       completion of a project or the occurrence of a specific event.

     SUSPENDED        A rating is suspended when Fitch deems the amount of
                      information available from the issuer to be inadequate for rating purposes.

     WITHDRAWN       A rating will be withdrawn when an issue matures or is
                     called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

     FITCHALERT        Ratings are placed on FitchAlert to notify investors of
                       an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.


     RATINGS OUTLOOK  An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB               Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B                Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC              Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC               Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C                Bonds are in imminent default in payment of interest or principal.
DDD              Bonds are in default on interest and/or principal payments. Such
DD               bonds are extremely speculative and should be valued on the basis
D                of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


     Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.


DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

          F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

          F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

          F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          F-4 Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          D Default. Issues assigned this rating are in actual or imminent payment default.


          LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,

Merrill Lynch Multi-State Limited Maturity Municipal Series Trust:



We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Limited Maturity Municipal Bond Funds for Arizona, California, Florida, Massachusetts, Michigan, New Jersey, New York and Pennsylvania of the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") as of July 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period November 26, 1993 (commencement of operations) to July 31, 1994. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Limited Maturity Municipal Bond Funds for Arizona, California, Florida, Massachusetts, Michigan, New Jersey, New York and Pennsylvania of the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust as of July 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey

September 12, 1997

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997




SCHEDULE OF INVESTMENTS                                                                                       (in Thousands)
                   Arizona Limited Maturity Municipal Bond Fund

                   S&P      Moody's    Face                                                                          Value
STATE              Ratings  Ratings   Amount  Issue                                                                (Note 1a)
Arizona--87.1%     A-1      P1       $  100   Apache County, Arizona, IDA, IDR (Tucson Electric Power--
                                              Springerville Project), VRDN, Series C, 3.75% due 12/15/2018 (a)       $   100
                   A1+      VMIG1++     100   Arizona Health Facilities Authority Revenue Bonds (Arizona
                                              Voluntary Hospital Federation), VRDN, Series B, 3.70% due
                                              10/01/2015 (a)(c)                                                          100
                   AAA      Aaa         200   Arizona State Transportation Board, Excise Tax Revenue Bonds
                                              (Maricopa County Regional Area Roads), Series A, 5.75% due
                                              7/01/2004 (b)                                                              217
                   NR*      Aaa         100   Arizona Water Infrastructure, Finance Authority Revenue Bonds
                                              (Water Quality Financial Assistance), Series A, 4.50% due
                                              7/01/2003 (d)                                                              101
                   AA-      A1          200   Central Arizona Water Conservation District, Contract Revenue
                                              Bonds (Central Arizona Project), Series B, 6.50% due 5/01/2001 (e)         220
                   NR*      VMIG1++     120   Chandler, Arizona, IDA, IDR, Refunding (SMP II, LP), VRDN, 3.50%
                                              due 12/01/2015 (a)                                                         120
                   A1+      P1          100   Maricopa County, Arizona, Pollution Control Corporation, PCR,
                                              Refunding (Arizona Public Service Company), VRDN, Series B, 3.55%
                                              due 5/01/2029 (a)                                                          100
                   AAA      Aaa         480   Phoenix, Arizona, Airport Revenue Refunding Bonds, AMT, Series C,
                                              5.70% due 7/01/2003 (d)                                                    512
                   AA-      Aa          200   Phoenix, Arizona, Civic Improvement Corporation, Water System
                                              Revenue Bonds, Junior Lien, 5% due 7/01/2006                               208
                   AA+      Aa1         250   Phoenix, Arizona, Refunding, UT, 5.70% due 7/01/1999                       258
                   A+       Aa          200   Pima County, Arizona, Refunding, Series A, 5.60% due 7/01/1999             206
                   AAA      Aaa         200   Pima County, Arizona, Sewer Revenue Bonds, 6.20% due 7/01/2002
                                              (b)(e)                                                                     220
                   A1+      P1          100   Pinal County, Arizona, IDA, PCR (Magma Copper/Newmont Mining
                                              Corporation), VRDN, 3.70% due 12/01/2009 (a)                               100
                   A1+      NR*         100   Tempe, Arizona, IDA, M/F Revenue Bonds (Elliots Crossing), VRDN,
                                              3.754% due 10/01/2008 (a)                                                  100
                   A+       A1          150   Tucson, Arizona, Street and Highway User Revenue Refunding Bonds,
                                              5.90% due 7/01/2003                                                        163
                   AAA      Aaa         200   Yuma County, Arizona, Jail District Revenue Bonds, 4.30% due
                                              7/01/1999 (b)                                                              201

Puerto Rico--      A1+      VMIG1++     100   Puerto Rico Commonwealth, Government Development Bank, Refunding,
3.0%                                          VRDN, 3.25% due 12/01/2015 (a)                                             100

                   Total Investments (Cost--$2,939)--90.1%                                                             3,026

                   Other Assets Less Liabilities--9.9%                                                                   331
                                                                                                                     -------
                   Net Assets--100.0%                                                                                $ 3,357
                                                                                                                     =======

                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1997.
                   (b)AMBAC Insured.
                   (c)FGIC Insured.
                   (d)MBIA Insured.
                   (e)Prerefunded.
                     *Not Rated.
                    ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte &
                   Touche LLP.

                   See Notes to Financial Statements.


                   California Limited Maturity Municipal Bond Fund

                   S&P      Moody's    Face                                                                          Value
STATE              Ratings  Ratings   Amount  Issue                                                                (Note 1a)
California--97.0%  NR*      A1       $  500   California Educational Facilities Authority, Revenue Refunding
                                              Bonds (Loyola Marymount University), 5.70% due 10/01/2002              $   537
                   AAA      Aaa         500   California Health Facilities Financing Authority, Revenue
                                              Refunding Bonds (Catholic Healthcare West), Series A, 5.30% due
                                              7/01/2003 (d)                                                              528
                   A-1      VMIG1++     200   California Pollution Control Financing Authority, Resource
                                              Recovery Revenue Bonds (Atlantic Richfield Company Project), VRDN,
                                              AMT, Series A, 3.55% due 12/01/2024 (a)                                    200
                   AA       Aaa         500   California State Department of Water Resources, Water System
                                              Revenue Bonds (Central Valley Project), Series I, 6.95% due
                                              6/01/2000 (e)                                                              547



                                              California State, GO, UT:
                   A+       A1          750      6.75% due 10/01/2003                                                    855
                   AAA      Aaa         750      6.35% due 11/01/2004 (b)                                                848
                                              California State Public Works Board, Lease Revenue Bonds,
                                              Series A (e):
                   AAA      Aaa         600      (Department of Corrections--State Prison/Central California
                                                 Women's Facility, Madera County), 7% due 9/01/2000                      664
                   AAA      Aaa         500      (Various University of California Projects), 6.40% due
                                                 12/01/2002 (d)                                                          564
                   AAA      Aaa         500   California Statewide Communities Development Authority, Lease
                                              Revenue Refunding Bonds (Oakland Convention Center Project),
                                              5.70% due 10/01/2002 (d)                                                   537
                   NR*      Aa2         100   California Statewide Communities Development Authority, Solid Waste
                                              Facilities Revenue Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT,
                                              3.50% due 12/15/2024 (a)                                                   100
                   AAA      Aaa         500   Contra Costa, California, Transportation Authority, Sales Tax
                                              Revenue Bonds, Series A, 6% due 3/01/2007 (b)                              561
                   A+       NR*         700   East Bay, California, Municipal Utility District, Water System
                                              Revenue Bonds, Sub-Series, 7.40% due 6/01/2000 (e)                         776
                   AAA      Aaa         200   Los Angeles, California, Department of Airports, Airport Revenue
                                              Refunding Bonds, Series A, 6% due 5/15/2005 (b)                            222
                   A+       Aa3         650   Los Angeles, California, Department of Water and Power, Electric
                                              Plant Revenue Bonds, 6% due 4/01/2002                                      702
                                              Los Angeles, California, Harbor Department Revenue Bonds, AMT,
                                              Series B:
                   AA       Aa3         275      6% due 8/01/2000                                                        289
                   AA       Aa3         295      6% due 8/01/2001                                                        314
                   AA       Aa3         500      6% due 8/01/2004                                                        542
                                              Los Angeles County, California, Metropolitan Transportation
                                              Authority, Sales Tax Revenue Bonds (Proposition C--Second Senior):
                   A1+      VMIG1++     200      Refunding, VRDN, Series A, 3.35% due 7/01/2020 (a)(c)                   200
                   AAA      Aaa         400      Series B, 8% due 7/01/2003 (d)                                          478
                   AA-      Aa1       1,000   Los Angeles County, California, Public Works Financing Authority,
                                              Revenue Refunding Bonds (Capital Construction), 4.80% due 3/01/2004      1,025
                   AA       Aa          700   Metropolitan Water District, Southern California, Waterworks Revenue
                                              Bonds, 5.60% due 7/01/2006                                                 747
                   AAA      Aaa         700   San Francisco, California, City and County Sewer Revenue Bonds,
                                              Series A, 5.375% due 10/01/1999 (b)                                        722
                   AAA      Aaa         500   Santa Clara County, California, Financing Authority, Lease Revenue
                                              Bonds (VMC Facility Replacement Project), Series A, 5.80% due
                                              11/15/2000 (d)                                                             529
                   SP1+     MIG1++      600   Santa Clara County, California, TRAN, 4.75% due 10/01/1998                 606
                   AAA      Aaa         500   University of California, Revenue Refunding Bonds (Multi-Purpose
                                              Projects), Series C, 10% due 9/01/2001 (d)                                 610

Puerto Rico--      A1+      VMIG1++     200   Puerto Rico Commonwealth, Government Development Bank, Refunding,
1.4%                                          VRDN, 3.25% due 12/01/2015 (a)                                             200

                   Total Investments (Cost--$13,139)--98.4%                                                           13,903

                   Other Assets Less Liabilities--1.6%                                                                   226
                                                                                                                     -------
                   Net Assets--100.0%                                                                                $14,129
                                                                                                                     =======


                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1997.
                   (b)FGIC Insured.
                   (c)MBIA Insured.
                   (d)AMBAC Insured.
                   (e)Prerefunded.
                     *Not Rated.
                    ++Highest short-term ratings by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.

Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Multi-State Limited
Maturity Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

ACES SM  Adjustable Convertible Extendable
           Securities
AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
COP      Certificates of Participation
EDA      Economic Development Authority
GO       General Obligation Bonds
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
TRAN     Tax Revenue AnticipationNotes
UT       Unlimited Tax
VRDN     Variable Rate Demand Notes

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997





SCHEDULE OF INVESTMENTS (continued)                                                                    (in Thousands)
                   Florida Limited Maturity Municipal Bond Fund

                   S&P      Moody's    Face                                                                          Value
STATE              Ratings  Ratings   Amount  Issue                                                                (Note 1a)
Florida--95.5%     AAA      Aaa     $ 1,000   Broward County, Florida, School District, UT, 7.125% due
                                              2/15/1999 (f)                                                          $ 1,066
                                              Dade County, Florida, Aviation Revenue Refunding Bonds,
                                              Series A (b):
                   AAA      Aaa         300      5.60% due 10/01/2004                                                    323
                   AAA      Aaa       1,000      AMT, 5.25% due 10/01/1997                                             1,002
                   AA-      VMIG1++     400   Dade County, Florida, IDA, Exempt Facilities Revenue Refunding
                                              Bonds (Florida Power and Light Company), VRDN, 3.60% due
                                              6/01/2021 (a)                                                              400
                   AAA      Aaa       1,000   Dade County, Florida, School District, UT, 5.75% due 8/01/2001 (c)       1,060
                   AAA      Aaa       1,185   Dunedin, Florida, Hospital Revenue Bonds (Mease Health Care),
                                              6.75% due 11/15/2001 (d)(f)                                              1,327
                                              Florida State Board of Education, Capital Outlay (Public
                                              Education):
                   AA+      Aa2         850      Refunding, 5.50% due 6/01/2001                                          893
                   AAA      Aaa       1,000      Refunding, Series A, 7.25% due 6/01/2000 (f)                          1,103
                   AA+      Aa2       1,000      Series B, 5.625% due 6/01/2005                                        1,082
                   AAA      Aaa         800   Florida State Board of Regents, University System Improvement
                                              Revenue Bonds, 7% due 7/01/2004 (d)                                        927
                   AAA      Aaa         580   Florida State Department of Transportation Revenue Bonds (Alligator
                                              Alley), 6.25% due 7/01/2007 (c)                                            660
                                              Florida State Division, Bond Finance Department, General Services
                                              Revenue Bonds (Department of Natural Resources), Series A:
                   AAA      Aaa       1,900      (Preservation 2000), 6.40% due 7/01/2002 (b)                          2,084
                   AAA      Aaa       1,730      Refunding (Save Our Coast), 6.30% due 7/01/2004 (d)                   1,864
                   A        A3          100   Hillsborough County, Florida, Capital Improvement Revenue Bonds
                                              (County Center Project), Second Series, 6.75% due 7/01/2002 (f)            113
                                              Jacksonville, Florida, Electric Authority, Revenue Refunding Bonds
                                              (Saint John's River), Issue 2:
                   AA       Aa1       1,000      Series 6-C, 6.50% due 10/01/2001                                      1,086
                   AA       Aa1       1,000      (Special Obligation), Series 6-B, 6.65% due 10/01/2002                1,087
                   AAA      Aaa       1,000   Jacksonville, Florida, Excise Taxes Revenue Bonds, AMT, Series B,
                                              5.20% due 10/01/2004 (c)                                                 1,037
                   NR*      VMIG1++     900   Jacksonville, Florida, Health Facilities Authority, Hospital
                                              Revenue Refunding Bonds (Genesis Rehabilitation Hospital), VRDN,
                                              3.65% due 5/01/2021 (a)                                                    900
                   AAA      Aaa       1,200   North Miami, Florida, Health Facilities Authority, Health Facility
                                              Revenue Bonds (Bon Secours Health System Project), 6% due 8/15/2002
                                              (e)(f)                                                                   1,317
                   AA-      Aaa       1,000   Orlando, Florida, Utilities Commission, Water and Electric Revenue
                                              Bonds, Series A, 6.50% due 10/01/2001 (f)                                1,109
                   AAA      Aaa       1,000   Palm Bay, Florida, Utility Revenue Bonds (Palm Bay Utility
                                              Corporation Project), Series B, 6.20% due 10/01/2002 (d)(f)              1,109
                   NR*      Baa1      1,360   Pembroke Pines, Florida, Special Assessment No. 94-1, 4.80% due
                                              11/01/1998                                                               1,372
                   A1+      VMIG1++     200   Saint Lucie County, Florida, PCR, Refunding (Florida Power and
                                              Light Company Project), VRDN, 3.55% due 1/01/2026 (a)                      200
                   AAA      Aaa       1,235   Saint Lucie County, Florida, School Board, COP, Series A, 7.25%
                                              due 7/01/2000 (b)(f)                                                     1,366

Puerto Rico--4.1%  A        Baa1      1,000   Puerto Rico Commonwealth, Refunding, Improvement Bonds, UT, 5.30%
                                              due 7/01/2004                                                            1,045

                   Total Investments (Cost--$24,755)--99.6%                                                           25,532

                   Other Assets Less Liabilities--0.4%                                                                    98
                                                                                                                     -------
                   Net Assets--100.0%                                                                                $25,630
                                                                                                                     =======


                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1997.
                   (b)AMBAC Insured.
                   (c)FGIC Insured.
                   (d)MBIA Insured.
                   (e)FSA Insured.
                   (f)Prerefunded.
                     *Not Rated.
                    ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte &
                   Touche LLP.

                   See Notes to Financial Statements.


                   Massachusetts Limited Maturity Municipal Bond Fund

                   S&P      Moody's    Face                                                                          Value
STATE              Ratings  Ratings   Amount  Issue                                                                (Note 1a)
Massachusetts--    NR*      A1       $  285   Boston, Massachusetts, Economic Development and Industrial
95.3%                                         Corporation, Public Parking Facility, Series 1990,
                                              5% due 7/01/2015                                                       $   290
                   AAA      Aaa         250   Boston, Massachusetts, GO, UT, Series A, 5% due 11/01/2004 (e)             259
                   AAA      Aaa         300   Chelsea, Massachusetts, School Project Loan Act of 1948, UT, 6%
                                              due 6/15/2002 (b)                                                          323
                   AAA      Aaa         215   Fall River, Massachusetts, GO, 6.30% due 6/01/1998 (d)                     219
                   NR*      Aa3         225   Framingham, Massachusetts, GO, 4.50% due 7/15/2005                         227
                   AAA      Aaa         200   Lynn, Massachusetts, Water and Sewer Commission, Refunding, 4.95%
                                              due 12/01/2002 (e)                                                         206
                   A+       A1          100   Massachusetts Bay Transportation Authority, Massachusetts General
                                              Transportation System, Series A, 4.90% due 3/01/2004                       102
                   AAA      Aaa         250   Massachusetts Education Loan Authority, Education Loan Revenue
                                              Refunding Bonds, AMT, Issue E, Series B, 5.50% due 7/01/2001 (b)           261
                   A+       A1          750   Massachusetts State, GO, Refunding, Series B, 6.25% due 8/01/2001          806
                                              Massachusetts State Health and Educational Facilities Authority
                                              Revenue Bonds:
                   A1+      VMIG1++     200      (Capital Asset Program), VRDN, Series B, 3.45% due 7/01/2005
                                                 (a)(d)                                                                  200
                   A1+      VMIG1++     100      (Capital Asset Program), VRDN, Series C, 3.50% due 7/01/2005
                                                 (a)(d)                                                                  100
                   AAA      Aaa         200      Refunding (Baystate Medical Center), Series D, 4.60% due
                                                 7/01/2002 (e)                                                           202
                   NR*      MIG1++      100   Massachusetts State Industrial Finance Agency, Health Care Facility
                                              Revenue Bonds (Beverly Enterprises--DEDHM), VRDN, 3.65% due
                                              4/01/2009 (a)                                                              100
                   AAA      Aaa         200   Massachusetts State Industrial Finance Agency, Revenue Refunding
                                              Bonds (Worcester Polytechnic), Series II, 4.50% due 9/01/2002 (d)          202
                   AA       A1          300   Massachusetts State Special Obligation Revenue Bonds (Highway
                                              Improvement Loan), Series A, 5.90% due 6/01/2001                           318
                   AAA      Aaa         250   Massachusetts State Water Resource Authority, Series A, 6.75% due
                                              7/15/2002 (c)                                                              282
                   NR*      Aaa         150   Nantucket, Massachusetts, GO, 5.75% due 7/15/2005 (d)                      163
                   NR*      A1          500   New England Education Loan Marketing Corporation, Massachusetts
                                              Student Loan Revenue Bonds, AMT, Sub-Issue F, 6.60% due 9/01/2002          536
                   AA       Aa1         100   Peabody, Massachusetts, GO, Series A, 4.50% due 8/01/2000                  101

Puerto Rico--5.4%  A        Baa1        250   Puerto Rico Public Buildings Authority, Guaranteed Public Education
                                              and Health Facilities, Refunding, Series K, 6.60% due 7/01/2004            276

                   Total Investments (Cost--$5,006)--100.7%                                                            5,173

                   Liabilities in Excess of Other Assets--(0.7%)                                                         (37)
                                                                                                                     -------
                   Net Assets--100.0%                                                                                $ 5,136
                                                                                                                     =======


                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1997.
                   (b)AMBAC Insured.
                   (c)Prerefunded.
                   (d)MBIA Insured.
                   (e)FGIC Insured.
                     *Not Rated.
                    ++Highest short-term ratings by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997


SCHEDULE OF INVESTMENTS (continued)                                                                           (In Thousands)
                   Michigan Limited Maturity Municipal Bond Fund

                   S&P      Moody's    Face                                                                          Value
STATE              Ratings  Ratings   Amount  Issue                                                                (Note 1a)
Michigan--91.5%    AAA      Aaa      $  200   Anchor Bay, Michigan, School District, UT, 6.30% due 5/01/2004 (c)     $   222
                   AA       Aa2         110   Ann Arbor, Michigan, School District, Public Schools, Refunding,
                                              UT, 4.75% due 5/01/2000                                                    112
                   AAA      Aaa         105   Chelsea, Michigan, School District, UT, 6.75% due 5/01/2002 (b)            116
                   AAA      Aaa         150   Chippewa Valley, Michigan, Schools, Refunding, UT, 4.90% due
                                              5/01/2004 (b)                                                              154
                   AAA      Aaa         250   Dearborn, Michigan, Economic Development Corporation, Hospital
                                              Revenue Bonds (Oakwood Obligated Group), Series A, 6.95% due
                                              8/15/2001 (c)(d)                                                           280
                   AAA      Aaa         200   Detroit, Michigan, Refunding (Distributable State Aid), UT, 5.70%
                                              due 5/01/2001 (a)                                                          210
                   AAA      Aaa         250   Detroit, Michigan, Water Supply System, Revenue Refunding Bonds,
                                              6.20% due 7/01/2004 (b)                                                    274
                   AAA      Aaa         200   Eastern Michigan University, General Revenue Refunding Bonds,
                                              5.40% due 6/01/1998 (a)                                                    203
                   AAA      Aaa         200   Gull Lake, Michigan, Community School District, GO, UT, 6.80%
                                              due 5/01/2001 (b)(d)                                                       222
                                              Michigan Municipal Bond Authority Revenue Bonds:
                   AAA      Aaa         200      (Local Government Loan Program), Series C, 5.50% due
                                                 5/01/2003 (c)                                                           212
                   AA       Aa2         450      Refunding (Local Government--Qualified School), Series A, 6%
                                                 due 5/01/2001                                                           478
                   AA+      Aa1         200      (State Revolving Fund), 7% due 10/01/2004 (e)                           231
                   AA-      A1          200   Michigan State Building Authority, Revenue Refunding Bonds,
                                              Series I, 6.40% due 10/01/2004                                             218
                   AA-      A1          200   Michigan State Comprehensive Transportation, Revenue Refunding
                                              Bonds, Series B, 5.625% due 5/15/2003                                      213
                   NR*      Aaa         100   Michigan State Hospital Finance Authority Revenue Bonds (McLaren
                                              Obligated Group), Series A, 7.50% due 9/15/2001 (d)                        114
                   AA       Aa2         200   Michigan State Recreation Program, GO, 6% due 11/01/2004                   219
                   AAA      Aaa         160   Michigan State, Underground Storage Tank Financial Assurance
                                              Authority, Revenue Refunding Bonds, Series I, 6% due 5/01/2004 (a)         175
                   AAA      Aaa         235   Royal Oak, Michigan, Refunding, UT, 4% due 10/01/1997 (a)                  235

Puerto Rico--5.3%  AAA      Aaa         200   Puerto Rico Public Buildings Authority, Guaranteed Public
                                              Education and Health Facilities, Series L, 6.875% due
                                              7/01/2002 (d)                                                              227

                   Total Investments (Cost--$3,953)--96.8%                                                             4,115

                   Other Assets Less Liabilities--3.2%                                                                   136
                                                                                                                     -------
                   Net Assets--100.0%                                                                                $ 4,251
                                                                                                                     =======


                   (a)AMBAC Insured.
                   (b)FGIC Insured.
                   (c)MBIA Insured.
                   (d)Prerefunded.
                   (e)Escrowed to maturity.
                     *Not Rated.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.

                   New Jersey Limited Maturity Municipal Bond Fund

                   S&P      Moody's    Face                                                                          Value
STATE              Ratings  Ratings   Amount  Issue                                                                (Note 1a)
New Jersey--       NR*      Aaa      $  300   Bergen County, New Jersey, General Improvement Bonds, UT, 5.20%
105.5%                                        due 10/01/1999                                                         $   308
                   NR*      NR*         400   East Orange, New Jersey, BAN (Water and Sewer), GO, UT, 4.75% due
                                              8/28/1997                                                                  400
                   AAA      Aaa         600   Elizabeth, New Jersey, General Improvement and Sewer Utility,
                                              Refunding, GO, UT, 6% due 8/15/2004 (b)                                    659
                   SP1+     VMIG1++     300   Mercer County, New Jersey, Improvement Authority Revenue Bonds,
                                              VRDN, 3.35% due 11/01/1998 (a)                                             300
                   AA+      Aaa         400   Monmouth County, New Jersey, General Improvement Bonds, GO, UT,
                                              6.625% due 8/01/2000                                                       419
                   AAA      Aaa         300   Morris County, New Jersey, General Improvement Bonds, GO, 4.625%
                                              due 8/15/2003                                                              307
                   NR*      NR*         195   New Brunswick, New Jersey, Temporary Notes, UT, 4% due 12/09/1997          195
                   AAA      Aaa       1,000   New Jersey EDA, Market Transition Facility Revenue Bonds, Senior
                                              Lien, Series A, 7% due 7/01/2004 (c)                                     1,148
                   A1+      VMIG1++     300   New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI
                                              Corporation Project), VRDN, AMT, Series A, 3.30% due 6/01/2026
                                              (a)(b)                                                                     300
                   A1+      Aaa         200   New Jersey EDA, Water Facilities Revenue Refunding Bonds (United
                                              Water of New Jersey, Inc. Project), VRDN, AMT, Series A, 3% due
                                              11/01/2026 (a)(b)                                                          200
                   A1+      VMIG1++     200   New Jersey Sports and Exposition Authority Revenue Bonds (State
                                              Contract), VRDN, Series C, 3.45% due 9/01/2024 (a)(c)                      200
                   AAA      Aaa         300   New Jersey State Educational Facilities Authority Revenue Bonds
                                              (Princeton University), Series E, 4.05% due 7/01/2000                      301
                   NR*      Aaa         200   New Jersey State Transportation Trust Fund Authority (Trans-
                                              portation System), Series A, 5.40% due 12/15/2002 (e)                      212
                   AAA      VMIG1++     300   New Jersey State Turnpike Authority, Turnpike Revenue Refunding
                                              Bonds, VRDN, Series D, 3.30% due 1/01/2018 (a)(d)                          300
                   NR*      Aa2         400   Ocean County, New Jersey, Utilities Authority, Wastewater Revenue
                                              Bonds, Series A, 6.125% due 1/01/2003                                      436
                   A1+      VMIG1++     300   Port Authority of New York and New Jersey, Special Obligation
                                              Revenue Bonds (Versatile Structure Obligation), VRDN, Series 3,
                                              3.55% due 6/01/2020 (a)                                                    300
                   AAA      Aaa         125   Somerset County, New Jersey, GO, UT, 5.875% due 12/01/2001                 134
                   A1+      P1          200   Union County, New Jersey, Industrial Pollution Control Financing
                                              Authority, Refunding (Exxon Project), 3.10% due 10/01/2024                 200
                   AA+      Aaa         340   Union County, New Jersey, Refunding, GO, UT, 5.875% due 3/01/1999          350

                   Total Investments (Cost--$6,483)--105.5%                                                            6,669

                   Liabilities in Excess of Other Assets--(5.5%)                                                        (346)
                                                                                                                     -------
                   Net Assets--100.0%                                                                                $ 6,323
                                                                                                                     =======

                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1997.
                   (b)AMBAC Insured.
                   (c)MBIA Insured.
                   (d)FGIC Insured.
                   (e)Escrowed to maturity.
                     *Not Rated.
                    ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997


SCHEDULE OF INVESTMENTS (concluded)                                                                        (in Thousands)
                   New York Limited Maturity Municipal Bond Fund

                   S&P       Moody's   Face                                                                           Value
STATE              Ratings   Ratings  Amount  Issue                                                                 (Note 1a)
New York--98.5%    AAA      Aaa      $  600   Clifton Park, New York, Water Authority, Water System Revenue
                                              Bonds, Series A, 6.375% due 10/01/2002 (b)(c)                          $   671
                                              Nassau County, New York, General Improvement Bonds, UT (c):
                   AAA      Aaa         400      Series O, 5.625% due 8/01/2004                                          430
                   AAA      Aaa         700      Series Q, 5.10% due 8/01/2003                                           729
                   AAA      Aaa         750   New York City, New York, IDA, Civic Facilities Revenue Bonds
                                              (USTA National Tennis Center Project), 6% due 11/15/2003 (d)               819
                   AA       Aa2         800   New York City, New York, Municipal Assistance Corporation, Series
                                              68, 7.10% due 7/01/2000                                                    860
                                              New York City, New York, Municipal Water Finance Authority, Water
                                              and Sewer System Revenue Bonds, VRDN (a)(c):
                   A1+      VMIG1++     600      Series A, 3.60% due 6/15/2025                                           600
                   A1+      VMIG1++     100      Series G, 3.65% due 6/15/2024                                           100
                   BBB+     Baa1        610   New York City, New York, Refunding, UT, Series A, 6% due 8/01/2000         641
                                              New York State Dormitory Authority Revenue Bonds:
                   AAA      Aaa         500      (College and University Education Loans), AMT, 6.30% due
                                                 7/01/2002 (e)                                                           547
                   AA       Aa          700      Refunding (Cornell University), 5% due 7/01/2005                        732
                   A-       Aa          400   New York State Environmental Facilities Corporation, PCR, State
                                              Water Revolving Fund (New York City Municipal Water Finance
                                              Authority Project), Series E, 5.60% due 6/15/1999                          412
                   A-       A2          600   New York State Environmental Quality, GO, 6% due 12/01/2004                658
                                              New York State, GO:
                   A-       A2          505      6% due 7/15/2006                                                        559
                   A-       A2          735      Refunding, Series B, 6.25% due 8/15/2004                                815
                                              New York State Local Government Assistance Corporation (b):
                   A        A3          625      Series A, 7% due 4/01/2001                                              698
                   AAA      Aaa         600      Series D, 7% due 4/01/2002                                              682
                                              New York State Medical Care Facilities Finance Agency, Revenue
                                              Bonds, Series A:
                   AAA      Aaa         725      (Mental Health Services Facilities), 7.75% due 2/15/2001 (b)            825
                   AA       Aa          650      (Secured Mortgage Program, Adult Day Care), 6% due
                                                 11/15/2003 (f)                                                          702
                   AA       NR*         675   New York State Tax Exempt Revenue Bonds (Rochester Museum and
                                              Science), 5.60% due 12/01/2015                                             679
                   AAA      VMIG1++     100   New York State Thruway Authority, General Revenue Bonds, VRDN,
                                              3.60% due 1/01/2024 (a)(c)                                                 100
                   BBB      Baa1        450   New York State Urban Development Corporation, Revenue Refunding
                                              Bonds (Center for Industrial Innovation Project), 4.60% due
                                              1/01/1998                                                                  451
                   AAA      Aaa         760   Port Authority of New York and New Jersey, Refunding, AMT, UT,
                                              Consolidated 97th Series, 7.10% due 7/15/2003 (c)                          867
                   A1+      VMIG1++     200   Syracuse, New York, IDA, Civic Facility Revenue Bonds (Multi-
                                              Modal Syracuse University Project), VRDN, 3.50% due 3/01/2023 (a)          200
                                              Triborough Bridge and Tunnel Authority, New York, Revenue Bonds:
                   A+       Aa          340      Series R, 6.90% due 1/01/2000                                           363
                   A1+      VMIG1++     200      Special Obligation, VRDN, 3.60% due 1/01/2024 (a)(c)                    200

                   Total Investments (Cost--$13,801)--98.5%                                                           14,340

                   Other Assets Less Liabilities--1.5%                                                                   225
                                                                                                                     -------
                   Net Assets--100.0%                                                                                $14,565
                                                                                                                     =======


                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1997.
                   (b)Prerefunded.
                   (c)FGIC Insured.
                   (d)FSA Insured.
                   (e)MBIA Insured.
                   (f)SONYMA Insured.
                     *Not Rated.
                    ++Highest short-term rating by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.

                   Pennsylvania Limited Maturity Municipal Bond Fund

                   S&P       Moody's   Face                                                                           Value
STATE              Ratings   Ratings  Amount  Issue                                                                 (Note 1a)
Pennsylvania--     NR*      VMIG1++  $  100   Allegheny County, Pennsylvania, Hospital Development Authority
83.6%                                         Revenue Bonds (Presbyterian University Hospital), ACES, Series B1,
                                              3.60% due 3/01/2018 (a)                                                $   100
                   AAA      Aaa         400   Beaver County, Pennsylvania, Hospital Authority, Revenue Refunding
                                              Bonds (Medical Center of Beaver County, Inc.), 5.70% due
                                              7/01/1999 (e)                                                              412
                   AA       Aa        1,000   Bucks County, Pennsylvania, UT, Series A, 5.95% due 3/01/2000            1,047
                   NR*      NR*         300   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, Sub-
                                              Series E-9, 3.70% due 3/01/2024 (a)                                        300
                   A1+      NR*         300   Harrisburg, Pennsylvania, Authority Revenue Bonds (Pooled
                                              Financing Fund), VRDN, 3.85% due 7/01/2021 (a)                             300
                   A1+      Aaa         150   Lehigh County, Pennsylvania, Authority Water Revenue Bonds, VRDN,
                                              3.60% due 11/01/2004 (a)(d)                                                150
                   NR*      VMIG1++     300   Pennsylvania Energy Development Authority, Energy Development
                                              Revenue Bonds (B&W Ebensburg Project), VRDN, AMT, 3.70% due
                                              12/01/2011 (a)                                                             300
                                              Pennsylvania State Higher Educational Facilities Authority,
                                              College and University Revenue Refunding Bonds, Series A:
                   A+       Aa3         380      (Thomas Jefferson University), 5.75% due 8/15/1998                      387
                   AA       Aa2         275      (University of Pennsylvania), 4.70% due 9/01/1997                       275
                   AAA      Aaa         255   Pennsylvania State Turnpike Commission, Turnpike Revenue
                                              Refunding Bonds, Series O, 5.35% due 12/01/2002 (d)                        269
                                              Philadelphia, Pennsylvania, Hospitals and Higher Education
                                              Facilities Authority, Hospital Revenue Bonds:
                   NR*      Aaa       1,000      (Children's Hospital of Philadelphia Project), Series A, 6.50%
                                                 due 2/15/2002 (e)                                                     1,109
                   A-       NR*         650      (Children's Seashore House), Series B, 7% due 8/15/2003                 724
                   SP1+     MIG1++      300   Philadelphia, Pennsylvania, TRAN, Series A, 4.50% due 6/30/1998            301
                   AAA      Aaa         400   Union County, Pennsylvania, Higher Educational Facilities
                                              Financing Authority, Revenue Refunding Bonds (Bucknell University),
                                              6% due 4/01/2002 (b)                                                       430
                   AAA      Aaa         325   Washington County, Pennsylvania, Lease Authority, Municipal
                                              Facility Pooled Capital Revenue Bonds (Shadyside Hospital Project),
                                              Series C, Sub-Series C1-A, 7.45% due 6/15/2000 (c)(e)(f)                   363

Puerto Rico--      A-       Baa1      1,000   Puerto Rico Municipal Finance Agency, GO, UT, Series A, 5.80% due
13.8%                                         7/01/2004                                                                1,067

                   Total Investments (Cost--$7,317)--97.4%                                                             7,534

                   Other Assets Less Liabilities--2.6%                                                                   205
                                                                                                                     -------
                   Net Assets--100.0%                                                                                $ 7,739
                                                                                                                     =======
                   (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1997.
                   (b)MBIA Insured.
                   (c)AMBAC Insured.
                   (d)FGIC Insured.
                   (e)Prerefunded.
                   (f)Escrowed to maturity.
                     *Not Rated.
                    ++Highest short-term ratings by Moody's Investors Service, Inc.
                   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                   See Notes to Financial Statements.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997




STATEMENTS OF ASSETS AND LIABILITIES
                                                                 Arizona       California      Florida      Massachusetts
                                                                 Limited        Limited        Limited         Limited
                    As of July 31, 1997                          Maturity       Maturity       Maturity        Maturity
Assets:             Investments, at value* (Note 1a)           $  3,025,568   $ 13,903,394   $ 25,532,248   $  5,173,140
                    Cash                                            323,206         64,339         12,766         59,786
                    Receivables:
                      Interest                                       15,409        217,188        329,785         60,377
                      Securities sold                               101,366             --             --             --
                      Investment adviser (Note 2)                    16,241             --             --         21,354
                    Deferred organization expenses
                    (Note 1e)                                            --          4,810         15,985          2,615
                    Prepaid registration fees and other
                    assets (Note 1e)                                 11,380            336         10,220          7,698
                                                               ------------   ------------   ------------   ------------
                    Total assets                                  3,493,170     14,190,067     25,901,004      5,324,970
                                                               ------------   ------------   ------------   ------------

Liabilities:        Payables:
                      Beneficial interest redeemed                       --             --        176,001         36,244
                      Securities purchased                          101,467             --             --        101,326
                      Dividends to shareholders (Note 1f)             2,974         14,836         26,116          5,338
                      Investment adviser (Note 2)                        --          1,867          7,566             --
                      Distributor (Note 2)                              680          2,558          4,071            942
                    Accrued expenses and other liabilities           30,654         42,090         57,374         45,369
                                                               ------------   ------------   ------------   ------------
                    Total liabilities                               135,775         61,351        271,128        189,219
                                                               ------------   ------------   ------------   ------------

Net Assets:         Net assets                                 $  3,357,395   $ 14,128,716   $ 25,629,876   $  5,135,751
                                                               ============   ============   ============   ============

Net Assets          Class A Shares of beneficial interest,
Consist of:         $.10 par value, unlimited shares
                    authorized                                 $      6,974   $     30,855   $     63,324   $     13,507
                    Class B Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                       20,997         67,326        113,852         27,957
                    Class C Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                          355            561            597          2,741
                    Class D Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                        4,684         39,561         76,841          6,956
                    Paid-in capital in excess of par              3,221,545     13,698,568     25,375,965      5,218,428
                    Undistributed (accumulated) realized
                    capital gains (losses) on investments
                    --net (Note 5)                                   16,274       (472,718)      (777,982)      (300,979)
                    Unrealized appreciation on investments
                    --net                                            86,566        764,563        777,279        167,141
                                                               ------------   ------------   ------------   ------------
                    Net assets                                 $  3,357,395   $ 14,128,716   $ 25,629,876   $  5,135,751
                                                               ============   ============   ============   ============

Net Asset Value:    Class A: Net assets                        $    709,319   $  3,152,191   $  6,375,611   $  1,355,818
                                                               ============   ============   ============   ============
                             Shares outstanding                      69,741        308,546        633,237        135,068
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.17   $      10.22   $      10.07   $      10.04
                                                               ============   ============   ============   ============
                    Class B: Net assets                        $  2,135,376   $  6,876,961   $ 11,461,594   $  2,806,894
                                                               ============   ============   ============   ============
                             Shares outstanding                     209,967        673,258      1,138,517        279,567
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.17   $      10.21   $      10.07   $      10.04
                                                               ============   ============   ============   ============
                    Class C: Net assets                        $     36,084   $     57,282   $     59,716   $    274,926
                                                               ============   ============   ============   ============
                             Shares outstanding                       3,545          5,607          5,969         27,406
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.18   $      10.22   $      10.00   $      10.03
                                                               ============   ============   ============   ============
                    Class D: Net assets                        $    476,616   $  4,042,282   $  7,732,955   $    698,113
                                                               ============   ============   ============   ============
                             Shares outstanding                      46,841        395,606        768,414         69,563
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.18   $      10.22   $      10.06   $      10.04
                                                               ============   ============   ============   ============

                   *Identified cost                            $  2,939,002  $  13,138,831  $  24,754,969    $ 5,005,999
                                                               ============   ============   ============   ============

                                                                 Michigan      New Jersey      New York      Pennsylvania
                                                                 Limited        Limited        Limited         Limited
                    As of July 31, 1997                          Maturity       Maturity       Maturity        Maturity
Assets:             Investments, at value* (Note 1a)           $  4,115,441   $  6,668,628   $ 14,340,013   $  7,534,238
                    Cash                                             90,032         50,867         63,618         30,350
                    Receivables:
                      Interest                                       58,775         85,004        190,115        117,057
                      Securities sold                                    --         52,156             --        100,010
                      Beneficial interest sold                           --             --         12,515         84,550
                      Investment adviser (Note 2)
                    Deferred organization expenses
                    (Note 1e)                                         2,302          3,758          4,123          3,516
                    Prepaid registration fees and other
                    assets (Note 1e)                                    243          7,803          7,385          5,267
                                                               ------------   ------------   ------------   ------------
                    Total assets                                  4,289,935      6,870,691     14,622,987      7,884,078
                                                               ------------   ------------   ------------   ------------

Liabilities:        Payables:
                      Securities purchased                               --        441,227             --        100,000
                      Beneficial interest redeemed                       --         68,809            619          4,035
                      Dividends to shareholders (Note 1f)             4,454          5,671         15,836          7,338
                      Distributor (Note 2)                              548          1,286          2,764          1,677
                    Accrued expenses and other liabilities           33,588         31,097         38,433         32,371
                                                               ------------   ------------   ------------   ------------
                    Total liabilities                                38,590        548,090         57,652        145,421
                                                               ------------   ------------   ------------   ------------

Net Assets:         Net assets                                 $  4,251,345   $  6,322,601   $ 14,565,335   $  7,738,657
                                                               ============   ============   ============   ============

Net Assets          Class A Shares of beneficial interest,
Consist of:         $.10 par value, unlimited shares
                    authorized                                 $     13,557   $     17,100   $     25,477   $      7,190
                    Class B Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                       13,979         40,478         80,271         50,185
                    Class C Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                           12          2,624            659             77
                    Class D Shares of beneficial interest,
                    $.10 par value, unlimited shares
                    authorized                                       14,589          2,350         36,009         18,177
                    Paid-in capital in excess of par              4,198,169      6,241,536     14,108,036      7,509,162
                    Accumulated realized capital losses
                    on investments--net (Note 5)                   (150,077)      (167,187)      (224,431)       (63,042)
                    Accumulated distributions in excess
                    of realized gain on investments--net
                    (Note 1f)                                        (1,779)            --             --             --
                    Unrealized appreciation on investments
                    --net                                           162,895        185,700        539,314        216,908
                                                               ------------   ------------   ------------   ------------
                    Net assets                                 $  4,251,345   $  6,322,601   $ 14,565,335   $  7,738,657
                                                               ============   ============   ============   ============

Net Asset Value:    Class A: Net assets                        $  1,368,162   $  1,734,544   $  2,605,219   $    735,726
                                                               ============   ============   ============   ============
                             Shares outstanding                     135,574        170,998        254,768         71,902
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.09   $      10.14   $      10.23   $      10.23
                                                               ============   ============   ============   ============
                    Class B: Net assets                        $  1,410,732   $  4,108,454   $  8,209,327   $  5,134,207
                                                               ============   ============   ============   ============
                             Shares outstanding                     139,786        404,782        802,714        501,850
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.09   $      10.15   $      10.23   $      10.23
                                                               ============   ============   ============   ============
                    Class C: Net assets                        $      1,231   $    241,191   $     67,418   $      7,869
                                                               ============   ============   ============   ============
                             Shares outstanding                         122         26,241          6,593            766
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.09   $       9.19   $      10.23   $      10.27
                                                               ============   ============   ============   ============
                    Class D: Net assets                        $  1,471,220   $    238,412   $  3,683,371   $  1,860,855
                                                               ============   ============   ============   ============
                             Shares outstanding                     145,888         23,497        360,094        181,770
                                                               ============   ============   ============   ============
                             Net asset value                   $      10.08   $      10.15   $      10.23   $      10.24
                                                               ============   ============   ============   ============

                   *Identified cost                            $  3,952,546   $  6,482,928   $ 13,800,699   $  7,317,330
                                                               ============   ============   ============   ============

                    See Notes to Financial Statements.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997



STATEMENTS OF OPERATIONS
                                                                 Arizona       California      Florida      Massachusetts
                                                                 Limited        Limited        Limited         Limited
                    For the Year Ended July 31, 1997             Maturity       Maturity       Maturity        Maturity
Investment Income   Interest and amortization of premium
(Note 1d):          and discount earned                         $   173,856   $    704,598   $  1,312,846   $    312,359

Expenses:           Accounting services (Note 2)                     33,811         32,283         64,974         48,536
                    Investment advisory fees (Note 2)                13,268         51,013         90,513         22,132
                    Professional fees                                34,098         35,408         39,407         44,247
                    Account maintenance and distribution
                    fees--Class B (Note 2)                            8,883         30,557         42,610         13,723
                    Registration fees (Note 1e)                      22,601         12,833         13,791         21,398
                    Printing and shareholder reports                  5,160         18,633         32,385          6,388
                    Trustees' fees and expenses                       2,403          7,290         13,411          3,557
                    Amortization of organization expenses
                    (Note 1e)                                            --          3,643         12,130          1,984
                    Custodian fees                                    2,727          3,358          4,381          2,369
                    Pricing fees                                      2,247          4,169          3,044          2,512
                    Transfer agent fees--Class B (Note 2)             1,885          2,947          3,404          2,061
                    Account maintenance fees--Class D
                    (Note 2)                                            373          2,646          6,193            717
                    Transfer agent fees--Class A (Note 2)               503            868          1,591            606
                    Transfer agent fees--Class D (Note 2)               239            710          1,334            307
                    Account maintenance and distribution
                    fees--Class C (Note 2)                              157             84            116            402
                    Transfer agent fees--Class C (Note 2)                81             28             29            130
                    Other                                             2,695         13,781          3,186          2,069
                                                               ------------   ------------   ------------   ------------
                    Total expenses before reimbursement             131,131        220,251        332,499        173,138
                    Reimbursement of expenses (Note 2)              (85,705)       (29,150)            --        (95,062)
                                                               ------------   ------------   ------------   ------------
                    Total expenses after reimbursement               45,426        191,101        332,499         78,076
                                                               ------------   ------------   ------------   ------------
                    Investment income--net                          128,430        513,497        980,347        234,283
                                                               ------------   ------------   ------------   ------------

Realized &          Realized gain on investments--net                87,712         57,005        101,611         51,279
Unrealized          Change in unrealized appreciation on
Gain (Loss) on      investments--net                                (58,065)       206,716        180,208        (12,363)
Investments--Net                                               ------------   ------------   ------------   ------------
(Notes 1b, 1d & 3): Net Increase in Net Assets Resulting
                    from Operations                            $    158,077   $    777,218   $  1,262,166   $    273,199
                                                               ============   ============   ============   ============

                                                                 Michigan      New Jersey      New York      Pennsylvania
                                                                 Limited        Limited        Limited         Limited
                    For the Year Ended July 31, 1997             Maturity       Maturity       Maturity        Maturity
Investment Income   Interest and amortization of premium
(Note 1d):          and discount earned                        $    208,473   $    347,105   $    812,885   $    402,719



Expenses:           Professional fees                                39,131         35,447         34,696         38,410
                    Accounting services (Note 2)                     41,011         26,609         34,860         42,078
                    Investment advisory fees (Note 2)                14,977         25,494         57,645         29,758
                    Registration fees (Note 1e)                      22,074         16,112         20,605         16,392
                    Account maintenance and distribution
                    fees--Class B (Note 2)                            5,934         15,927         32,533         20,568
                    Printing and shareholder reports                  5,905             --         19,539          4,570
                    Trustees' fees and expenses                       2,071          3,919          8,418          4,231
                    Pricing fees                                      3,369          1,913          3,925          2,379
                    Custodian fees                                    1,853          3,205          3,614          2,902
                    Amortization of organization expenses
                    (Note 1e)                                         1,743          2,852          3,123          2,668


                    Transfer agent fees--Class B (Note 2)               952          2,147          3,545          2,641
                    Account maintenance fees--Class D
                    (Note 2)                                          1,085            409          4,216          1,831
                    Transfer agent fees--Class A (Note 2)               634            805            848            280
                    Transfer agent fees--Class D (Note 2)               442            164          1,276            651
                    Account maintenance and distribution
                    fees--Class C (Note 2)                                1            402            234              7
                    Transfer agent fees--Class C (Note 2)                 4            118             75              9
                    Other                                            14,366          1,694             --          2,196
                                                               ------------   ------------   ------------   ------------
                    Total expenses before reimbursement             155,552        137,217        229,152        171,571
                    Reimbursement of expenses (Note 2)             (107,880)       (51,282)       (76,880)       (64,142)
                                                               ------------   ------------   ------------   ------------
                    Total expenses after reimbursement               47,672         85,935        152,272        107,429
                                                               ------------   ------------   ------------   ------------
                    Investment income--net                          160,801        261,170        660,613        295,290
                                                               ------------   ------------   ------------   ------------

Realized &          Realized gain on investments--net                21,697        126,030         36,848         37,824
Unrealized          Change in unrealized appreciation on
Gain (Loss) on      investments--net                                 38,238       (105,889)       214,688         56,086
Investments--Net                                               ------------   ------------   ------------   ------------
(Notes 1b, 1d & 3): Net Increase in Net Assets Resulting
                    from Operations                            $    220,736   $    281,311   $    912,149   $    389,200
                                                               ============   ============   ============   ============

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
                                                                 Arizona Limited Maturity   California Limited Maturity
                                                                        For the Year                 For the Year
                                                                       Ended July 31,               Ended July 31,
                    Increase (Decrease) in Net Assets:               1997           1996           1997           1996
Operations:         Investment income--net                     $    128,430   $    229,407   $    513,497   $    562,881
                    Realized gain (loss) on investments
                    --net                                            87,712           (691)        57,005        (14,506)
                    Change in unrealized appreciation on
                    investments--net                                (58,065)       (45,086)       206,716        102,333
                                                               ------------   ------------   ------------   ------------
                    Net increase in net assets resulting
                    from operations                                 158,077        183,630        777,218        650,708
                                                               ------------   ------------   ------------   ------------

Dividends to        Investment income--net:
Shareholders          Class A                                       (28,232)       (37,685)      (117,926)      (130,650)
(Note 1f):            Class B                                       (83,293)      (164,444)      (295,984)      (362,918)
                      Class C                                        (3,632)        (1,762)        (1,999)        (2,149)
                      Class D                                       (13,273)       (25,516)       (97,588)       (67,164)
                                                               ------------   ------------   ------------   ------------
                    Net decrease in net assets resulting
                    from dividends to shareholders                 (128,430)      (229,407)      (513,497)      (562,881)
                                                               ------------   ------------   ------------   ------------

Beneficial Interest Net decrease in net assets derived
Transactions        from beneficial interest transactions        (1,124,280)    (1,767,011)    (1,455,816)      (491,496)
(Note 4):                                                      ------------   ------------   ------------   ------------

Net Assets:         Total decrease in net assets                 (1,094,633)    (1,812,788)    (1,192,095)      (403,669)
                    Beginning of year                             4,452,028      6,264,816     15,320,811     15,724,480
                                                               ------------   ------------   ------------   ------------
                    End of year                                $  3,357,395   $  4,452,028   $ 14,128,716   $ 15,320,811
                                                               ============   ============   ============   ============

                    See Notes to Financial Statements.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997



STATEMENTS OF CHANGES IN NET ASSETS (concluded)

                                               Florida                   Massachusetts                  Michigan
                                           Limited Maturity            Limited Maturity             Limited Maturity
                                              For the Year               For the Year                  For the Year
                    Increase (Decrease)      Ended July 31,              Ended July 31,                Ended July 31,
                    in Net Assets:         1997          1996          1997          1996          1997          1996
Operations:         Investment
                    income--net     $    980,347   $  1,189,088  $    234,283  $    335,521  $    160,801   $    182,546
                    Realized gain
                    (loss) on
                    investments
                    --net                101,611         (1,278)       51,279        18,219        21,697         10,083
                    Change in
                    unrealized
                    appreciation
                    on investments
                    --net                180,208       (174,866)      (12,363)      (13,084)        38,238       (23,665)
                                    ------------   ------------  ------------  ------------  ------------   ------------
                    Net increase
                    in net assets
                    resulting from
                    operations         1,262,166      1,012,944       273,199       340,656       220,736        168,964
                                    ------------   ------------  ------------  ------------  ------------   ------------

Dividends &         Investment
Distributions to    income--net:
Shareholders          Class A           (295,532)      (361,872)      (56,023)     (118,129)      (58,806)       (85,288)
(Note 1f):            Class B           (441,468)      (557,931)     (140,428)     (180,877)      (60,388)       (80,829)
                      Class C             (2,960)          (522)      (10,189)      (14,474)          (43)           (41)
                      Class D           (240,387)      (268,763)      (27,643)      (22,041)      (41,564)       (16,388)
                    In excess of
                    realized gain
                    on investments
                    --net:
                      Class A                 --             --            --            --          (568)            --
                      Class B                 --             --            --            --          (668)            --
                      Class C                 --             --            --            --            --++           --
                      Class D                 --             --            --            --          (543)            --
                                    ------------   ------------  ------------  ------------  ------------   ------------
                    Net decrease
                    in net assets
                    resulting from
                    dividends and
                    distributions
                    to shareholders     (980,347)    (1,189,088)     (234,283)     (335,521)     (162,580)      (182,546)
                                    ------------   ------------  ------------  ------------  ------------   ------------

Beneficial Interest Net increase
Transactions        (decrease) in
(Note 4):           net assets
                    derived from
                    beneficial
                    interest trans-
                    actions           (2,674,028)    (5,075,030)   (2,299,335)   (2,526,578)      168,118     (1,013,383)
                                    ------------   ------------  ------------  ------------  ------------   ------------

Net Assets:         Total increase
                    (decrease) in
                    net assets        (2,392,209)    (5,251,174)   (2,260,419)   (2,521,443)      226,274     (1,026,965)
                    Beginning of
                    year              28,022,085     33,273,259     7,396,170     9,917,613     4,025,071      5,052,036
                                    ------------   ------------  ------------  ------------  ------------   ------------
                    End of year     $ 25,629,876   $ 28,022,085  $  5,135,751  $  7,396,170  $  4,251,345   $  4,025,071
                                    ============   ============  ============  ============  ============   ============


                                               New Jersey                   New York                   Pennsylvania
                                            Limited Maturity            Limited Maturity             Limited Maturity
                                              For the Year                For the Year                 For the Year
                    Increase (Decrease)      Ended July 31,              Ended July 31,               Ended July 31,
                    in Net Assets:         1997          1996          1997          1996          1997          1996
Operations:         Investment
                    income--net     $    261,170   $    365,818  $    660,613  $    671,149  $    295,290   $    320,744
                    Realized gain
                    (loss) on
                    investments
                    --net                126,030        (12,586)       36,848        27,501        37,824            364
                    Change in
                    unrealized
                    appreciation
                    on investments
                    --net               (105,889)       (41,469)      214,688       (22,206)       56,086         12,631
                                    ------------   ------------  ------------  ------------  ------------   ------------
                    Net increase
                    in net assets
                    resulting from
                    operations           281,311        311,763       912,149       676,444       389,200        333,739
                                    ------------   ------------  ------------  ------------  ------------   ------------

Dividends to        Investment
Shareholders        income--net:
(Note 1f):            Class A            (78,571)      (107,284)     (118,733)     (174,431)      (29,558)       (37,384)
                      Class B           (157,456)      (241,855)     (360,967)     (381,150)     (198,819)      (254,375)
                      Class C             (9,799)        (4,447)       (6,313)       (5,588)         (181)        (1,049)
                      Class D            (15,344)       (12,232)     (174,600)     (109,980)      (66,732)       (27,936)
                                    ------------   ------------  ------------  ------------  ------------   ------------




                    Net decrease
                    in net assets
                    resulting from
                    dividends to
                    shareholders       (261,170)      (365,818)     (660,613)     (671,149)     (295,290)      (320,744)
                                    ------------   ------------  ------------  ------------  ------------   ------------

Beneficial Interest Net increase
Transactions        (decrease) in
(Note 4):           net assets
                    derived from
                    beneficial
                    interest
                    transactions      (2,324,627)    (1,750,465)   (3,606,325)    1,937,339    (1,259,754)       150,949
                                    ------------   ------------  ------------  ------------  ------------   ------------

Net Assets:         Total increase
                    (decrease) in
                    net assets        (2,304,486)    (1,804,520)   (3,354,789)    1,942,634    (1,165,844)       163,944
                    Beginning of
                    year               8,627,087     10,431,607    17,920,124    15,977,490     8,904,501      8,740,557
                                    ------------   ------------  ------------  ------------  ------------   ------------
                    End of year     $  6,322,601   $  8,627,087  $ 14,565,335  $ 17,920,124  $  7,738,657   $  8,904,501
                                    ============   ============  ============  ============  ============   ============

                  ++Amount is less than $1.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                                         Arizona Limited Maturity
                                                                                               Class A
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $ 10.08    $ 10.17     $  9.97    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .37        .41         .43        .23
                    Realized and unrealized gain (loss) on investments--net        .09       (.09)        .20       (.03)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .46        .32         .63        .20
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.37)      (.41)       (.43)      (.23)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.17    $ 10.08     $ 10.17    $  9.97
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           4.62%      3.16%       6.47%      2.02%+++
Return:**                                                                      =======    =======     =======    =======


Ratios to Average   Expenses, net of reimbursement                                .94%       .74%        .35%       .02%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     3.21%      2.27%       2.05%      1.82%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.64%      4.01%       4.31%      3.37%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $   709    $   813     $ 1,054    $ 2,103
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          38.21%     43.53%     182.58%    142.37%
                                                                               =======    =======     =======    =======


                                                                                         Arizona Limited Maturity
                                                                                               Class B
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $ 10.08    $ 10.16     $  9.97    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .33        .37         .39        .20
                    Realized and unrealized gain (loss) on investments--net        .09       (.08)        .19       (.03)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .42        .29         .58        .17
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.33)      (.37)       (.39)      (.20)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.17    $ 10.08     $ 10.16    $  9.97
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           4.25%      2.88%       5.99%      1.78%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.30%      1.09%        .72%       .38%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     3.56%      2.61%       2.44%      2.18%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.28%      3.65%       3.95%      3.02%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 2,135    $ 2,885     $ 5,191    $ 5,575
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          38.21%     43.53%     182.58%    142.37%
                                                                               =======    =======     =======    =======

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                  ++Commencement of Operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997



FINANCIAL HIGHLIGHTS (continued)

                                                                               Arizona Limited Maturity
                                                                        Class C                        Class D
                    The following per share data                                   For the                       For the
                    and ratios have been derived                                   Period                        Period
                    from information provided in                                  Oct. 21,                      Oct. 21,
                    the financial statements.                   For the Year     1994++ to     For the Year    1994++ to
                                                               Ended July 31,     July 31,    Ended July 31,    July 31,
                    Increase (Decrease) in Net Asset Value:   1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $ 10.08    $ 10.17    $  9.89   $ 10.08   $ 10.17    $  9.89
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .35        .37        .29       .36       .40        .33
                    Realized and unrealized gain (loss) on
                    investments--net                            .10       (.09)       .28       .10      (.09)       .28
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .45        .28        .57       .46       .31        .61
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.35)      (.37)      (.29)     (.36)     (.40)      (.33)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $ 10.18    $ 10.08    $ 10.17   $ 10.18   $ 10.08    $ 10.17
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        4.55%      2.78%      5.90%+++  4.62%     3.05%      6.34%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.11%      1.03%      1.05%*    1.04%      .90%       .55%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  3.35%      2.80%      2.79%*    3.29%     2.42%      2.39%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.48%      3.86%      3.80%*    3.56%     3.88%      4.31%*
                                                            =======    =======    =======   =======   =======    =======

Supplemental        Net assets, end of period
Data:               (in thousands)                          $    36    $   135    $     1   $   477   $   619    $    19
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       38.21%     43.53%    182.58%    38.21%    43.53%    182.58%
                                                            =======    =======    =======   =======   =======    =======



                                                                                       California Limited Maturity
                                                                                               Class A
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $ 10.05    $  9.99     $  9.88    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .38        .39         .42        .24
                    Realized and unrealized gain (loss) on investments--net        .17         .06        .11       (.12)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .55        .45         .53        .12
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.38)      (.39)       (.42)      (.24)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.22    $ 10.05     $  9.99    $  9.88
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           5.57%      4.56%       5.60%      1.23%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.08%       .94%        .40%       .02%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     1.28%      1.30%       1.44%      1.16%*
                                                                               =======    =======     =======    =======


                                                                                       California Limited Maturity
                                                                                               Class B
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $ 10.04    $  9.99     $  9.88    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .34        .36         .39        .21
                    Realized and unrealized gain (loss) on investments--net        .17        .05         .11       (.12)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .51        .41         .50        .09
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.34)      (.36)       (.39)      (.21)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.21    $ 10.04     $  9.99    $  9.88
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           5.20%      4.08%       5.23%       .99%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.44%      1.30%        .76%       .38%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     1.64%      1.66%       1.80%      1.52%*
                                                                               =======    =======     =======    =======




                    Investment income--net                                       3.75%      3.89%       4.36%      3.54%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 3,152    $ 3,162     $ 3,527    $ 3,804
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          26.86%     11.09%     124.72%    130.10%
                                                                               =======    =======     =======    =======



                    Investment income--net                                       3.39%      3.53%       4.00%      3.19%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 6,877    $ 9,919     $10,363    $11,430
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          26.86%     11.09%     124.72%    130.10%
                                                                               =======    =======     =======    =======






                                                                              California Limited Maturity
                                                                        Class C                        Class D
                    The following per share data                                   For the                       For the
                    and ratios have been derived                                   Period                        Period
                    from information provided in                                  Oct. 21,                      Oct. 21,
                    the financial statements.                   For the Year     1994++ to     For the Year    1994++ to
                                                               Ended July 31,     July 31,    Ended July 31,    July 31,
                    Increase (Decrease) in Net Asset Value:   1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $ 10.05    $  9.99    $  9.76   $ 10.05   $  9.99    $  9.76
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .36        .37        .31       .37       .38        .33
                    Realized and unrealized gain on
                    investments--net                            .17        .06        .23       .17       .06        .23
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .53        .43        .54       .54       .44        .56
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.36)      (.37)      (.31)     (.37)     (.38)      (.33)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $ 10.22    $ 10.05    $  9.99   $ 10.22   $ 10.05    $  9.99
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        5.39%      4.35%      5.60%+++  5.47%     4.46%      5.85%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.25%      1.14%       .82%*    1.15%     1.06%       .66%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  1.45%      1.50%      1.98%*    1.35%     1.40%      1.81%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.58%      3.69%      4.04%*    3.69%     3.77%      4.28%*
                                                            =======    =======    =======   =======   =======    =======
Supplemental        Net assets, end of period
Data:               (in thousands)                          $    57    $    55    $    64   $ 4,043   $ 2,185    $ 1,771
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       26.86%     11.09%    124.72%    26.86%    11.09%    124.72%
                                                            =======    =======    =======   =======   =======    =======


                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                  ++Commencement of Operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997



FINANCIAL HIGHLIGHTS (continued)
                                                                                         Florida Limited Maturity
                                                                                               Class A
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $  9.96    $ 10.02     $  9.87    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .40        .40         .43        .24
                    Realized and unrealized gain (loss) on investments--net        .11       (.06)        .15       (.13)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .51        .34         .58        .11
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.40)      (.40)       (.43)      (.24)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.07    $  9.96     $ 10.02    $  9.87
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           5.20%      3.45%       6.05%      1.12%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.09%       .89%        .39%       .02%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     1.09%       .97%       1.03%       .86%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.98%      4.01%       4.39%      3.54%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 6,376    $ 7,874     $ 9,849    $14,868
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          35.67%     39.90%     138.97%    136.71%
                                                                               =======    =======     =======    =======



                                                                                         Florida Limited Maturity
                                                                                               Class B
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $  9.96    $ 10.02     $  9.88    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .36        .37         .40        .21
                    Realized and unrealized gain (loss) on investments--net        .11       (.06)        .14       (.12)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .47        .31         .54        .09
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.36)      (.37)       (.40)      (.21)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.07  $    9.96     $ 10.02    $  9.88
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           4.83%      3.08%       5.57%       .99%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.45%      1.24%        .75%       .38%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     1.45%      1.32%       1.38%      1.23%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.63%      3.66%       4.05%      3.19%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $11,461    $13,690     $16,213    $18,179
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          35.67%     39.90%     138.97%    136.71%
                                                                               =======    =======     =======    =======



                                                                               Florida Limited Maturity
                                                                        Class C                        Class D
                    The following per share data                                   For the                       For the
                    and ratios have been derived                                   Period                        Period
                    from information provided in                                  Oct. 21,                      Oct. 21,
                    the financial statements.                   For the Year     1994++ to     For the Year    1994++ to
                                                               Ended July 31,     July 31,    Ended July 31,    July 31,
                    Increase (Decrease) in Net Asset Value:   1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $  9.90    $ 10.01    $  9.76   $  9.95   $ 10.01    $  9.76
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .38        .36        .29       .39       .39        .33
                    Realized and unrealized gain (loss)
                    on investments--net                         .10       (.11)       .25       .11      (.06)       .25
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .48        .25        .54       .50       .33        .58
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.38)      (.36)      (.29)     (.39)     (.39)      (.33)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $ 10.00    $  9.90    $ 10.01   $ 10.06   $  9.95    $ 10.01
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        4.93%      2.48%      5.65%+++  5.10%     3.35%      6.07%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.26%      1.21%      1.09%*    1.19%      .99%       .67%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  1.26%      1.23%      1.67%*    1.19%     1.07%      1.19%*
                                                            =======    =======    =======   =======   =======    =======

                                     D-18

                    Investment income--net                    3.83%      3.75%      3.83%*    3.88%     3.91%      4.23%*
                                                            =======    =======    =======   =======   =======    =======

Supplemental        Net assets, end of period
Data:               (in thousands)                          $    60    $    52    $     1   $ 7,733   $ 6,406    $ 7,210
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       35.67%     39.90%    138.97%    35.67%    39.90%    138.97%
                                                            =======    =======    =======   =======   =======    =======



                                                                                      Massachusetts Limited Maturity
                                                                                               Class A
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $  9.96    $  9.96     $  9.95    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .39        .40         .44        .25
                    Realized and unrealized gain (loss) on investments--net        .08         --++++     .02       (.05)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .47        .40         .46        .20
                                                                               -------    -------     -------    -------
                    Less dividends and distributions:
                      Investment income--net                                      (.39)      (.40)       (.44)      (.25)
                      Realized gain on investments--net                             --         --        (.01)        --
                                                                               -------    -------     -------    -------
                    Total dividends and distributions                             (.39)      (.40)       (.45)      (.25)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.04    $  9.96     $  9.96    $  9.95
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           4.86%      4.08%       4.79%      2.01%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                                .99%       .77%        .37%       .03%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     2.52%      2.15%       1.71%      1.17%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.95%      4.04%       4.45%      3.69%*
                                                                               =======    =======     =======    =======
Supplemental        Net assets, end of period (in thousands)                   $ 1,356    $ 1,719     $ 4,453    $ 8,097
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          22.93%     22.71%      89.96%     57.80%
                                                                               =======    =======     =======    =======


                                                                                      Massachusetts Limited Maturity
                                                                                               Class B
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $  9.96    $  9.96     $  9.95    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .36        .37         .40        .22
                    Realized and unrealized gain (loss) on investments--net        .08         --++++     .02       (.05)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .44        .37         .42        .17
                                                                               -------    -------     -------    -------
                    Less dividends and distributions:
                      Investment income--net                                      (.36)      (.37)       (.40)      (.22)
                      Realized gain on investments--net                             --         --        (.01)        --
                                                                               -------    -------     -------    -------
                    Total dividends and distributions                             (.36)      (.37)       (.41)      (.22)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.04    $  9.96     $  9.96    $  9.95
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           4.49%      3.70%       4.41%      1.77%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.35%      1.16%        .74%       .38%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     2.84%      2.61%       2.08%      1.54%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.58%      3.66%       4.08%      3.28%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 2,807    $ 4,577     $ 4,800    $ 8,046
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          22.93%     22.71%      89.96%     57.80%
                                                                               =======    =======     =======    =======


                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                  ++Commencement of Operations.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997



FINANCIAL HIGHLIGHTS (continued)

                                                                             Massachusetts Limited Maturity
                                                                        Class C                        Class D
                    The following per share data                                   For the                       For the
                    and ratios have been derived                                   Period                        Period
                    from information provided in                                  Oct. 21,                      Oct. 21,
                    the financial statements.                   For the Year     1994++ to     For the Year    1994++ to
                                                               Ended July 31,     July 31,    Ended July 31,    July 31,
                    Increase (Decrease) in Net Asset Value:   1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $  9.95    $  9.96    $  9.82   $  9.96   $  9.96    $  9.82
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .38        .39        .33       .38       .39        .34
                    Realized and unrealized gain (loss)
                    on investments--net                         .08       (.01)       .15       .08        --++++    .15
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .46        .38        .48       .46       .39        .49
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends and distributions:
                      Investment income--net                   (.38)      (.39)      (.33)     (.38)     (.39)      (.34)
                      Realized gain on investments--net          --         --       (.01)       --        --       (.01)
                                                            -------    -------    -------   -------   -------    -------
                    Total dividends and distributions          (.38)      (.39)      (.34)     (.38)     (.39)      (.35)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $ 10.03    $  9.95    $  9.96   $ 10.04   $  9.96    $  9.96
                                                            =======    =======    =======   =======   =======    =======
Total Investment    Based on net asset value per share        4.70%      3.81%      5.00%+++  4.76%     3.97%      5.09%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.15%       .94%       .67%*    1.09%      .93%       .70%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  2.69%      2.37%      2.23%*    2.62%     2.42%      2.31%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.80%      3.88%      4.32%*    3.85%     3.89%      4.21%*
                                                            =======    =======    =======   =======   =======    =======
Supplemental        Net assets, end of period
Data:               (in thousands)                          $   275    $   210    $   413   $   698   $   890    $   253
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       22.93%     22.71%     89.96%    22.93%    22.71%     89.96%
                                                            =======    =======    =======   =======   =======    =======


                                                                                      Michigan Limited Maturity
                                                                                               Class A
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $  9.94    $  9.98     $  9.92    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .39        .41         .44        .24
                    Realized and unrealized gain (loss) on investments--net        .15       (.04)        .06       (.08)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .54        .37         .50        .16
                                                                               -------    -------     -------    -------
                    Less dividends and distributions:
                      Investment income--net                                      (.39)      (.41)       (.44)      (.24)
                      In excess of realized gain on investments--net                --++++     --          --         --
                                                                               -------    -------     -------    -------
                    Total dividends and distributions                             (.39)      (.41)       (.44)      (.24)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.09    $  9.94     $  9.98    $  9.92
                                                                               =======    =======     =======    =======





                                                                                      Michigan Limited Maturity
                                                                                               Class B
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $  9.94    $  9.98     $  9.92    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .36        .37         .40        .22
                    Realized and unrealized gain (loss) on investments--net        .15       (.04)        .06       (.08)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .51        .33         .46        .14
                                                                               -------    -------     -------    -------
                    Less dividends and distributions:
                      Investment income--net                                      (.36)      (.37)       (.40)      (.22)
                      In excess of realized gain on investments--net                --++++     --          --         --
                                                                               -------    -------     -------    -------
                    Total dividends and distributions                             (.36)      (.37)       (.40)      (.22)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.09    $  9.94     $  9.98    $  9.92
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           5.61%      3.71%       5.16%      1.66%+++
Return:**                                                                      =======    =======     =======    =======


Ratios to Average   Expenses, net of reimbursement                                .94%       .74%        .27%       .02%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     3.50%      2.78%       2.18%      2.01%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.93%      4.06%       4.42%      3.59%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 1,368    $ 1,641     $ 2,302    $ 3,435
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          13.24%     32.92%      93.08%    204.15%
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           5.22%      3.32%       4.78%      1.42%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.31%      1.10%        .65%       .38%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     3.86%      3.14%       2.56%      2.38%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.56%      3.70%       4.09%      3.21%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 1,411    $ 1,842     $ 2,494    $ 2,411
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          13.24%     32.92%      93.08%    204.15%
                                                                               =======    =======     =======    =======


                                                                               Michigan Limited Maturity
                                                                        Class C                        Class D
                    The following per share data                                   For the                       For the
                    and ratios have been derived                                   Period                        Period
                    from information provided in                                  Oct. 21,                      Oct. 21,
                    the financial statements.                   For the Year     1994++ to     For the Year    1994++ to
                                                               Ended July 31,     July 31,    Ended July 31,    July 31,
                    Increase (Decrease) in Net Asset Value:   1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $  9.94    $  9.98    $  9.76   $  9.94   $  9.97    $  9.76
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .36        .36        .30       .38       .40        .34
                    Realized and unrealized gain (loss)
                    on investments--net                         .15       (.04)       .22       .14      (.03)       .21
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .51        .32        .52       .52       .37        .55
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends and distributions:
                      Investment income--net                   (.36)      (.36)      (.30)     (.38)     (.40)      (.34)
                      In excess of realized gain on
                      investments--net                           --++++     --         --        --++++    --         --
                                                            -------    -------    -------   -------   -------    -------
                    Total dividends and distributions          (.36)      (.36)      (.30)     (.38)     (.40)      (.34)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $ 10.09    $  9.94    $  9.98   $ 10.08   $  9.94    $  9.97
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        5.22%      3.20%      5.40%+++  5.40%     3.71%      5.72%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.32%      1.24%       .96%*    1.04%      .87%       .44%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  3.81%      3.31%      2.90%*    3.48%     3.06%      2.38%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.56%      3.57%      3.80%*    3.83%     3.94%      4.47%*
                                                            =======    =======    =======   =======   =======    =======

Supplemental        Net assets, end of period
Data:               (in thousands)                          $     1    $     1    $     1   $ 1,471   $   541    $   254
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       13.24%     32.92%     93.08%    13.24%    32.92%     93.08%
                                                            =======    =======    =======   =======   =======    =======

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                  ++Commencement of Operations.
                ++++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997



FINANCIAL HIGHLIGHTS (continued)
                                                                                       New Jersey Limited Maturity
                                                                                               Class A
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $ 10.11    $ 10.15     $  9.94    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .38        .41         .42        .23
                    Realized and unrealized gain (loss) on investments--net        .03       (.04)        .21       (.06)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .41        .37         .63        .17
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.38)      (.41)       (.42)      (.23)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.14    $ 10.11     $ 10.15    $  9.94
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           4.19%      3.68%       6.45%      1.73%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                                .94%       .76%        .34%       .03%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     1.65%      1.78%       1.69%      1.14%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.82%      4.02%       4.10%      3.45%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 1,735    $ 2,663     $ 2,401    $ 5,933
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          32.89%      6.57%     131.56%    205.04%
                                                                               =======    =======     =======    =======


                                                                                       New Jersey Limited Maturity
                                                                                               Class B
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $ 10.11    $ 10.16     $  9.95    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .35        .37         .38        .20
                    Realized and unrealized gain (loss) on investments--net        .04       (.05)        .21       (.05)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .39        .32         .59        .15
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.35)      (.37)       (.38)      (.20)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.15    $ 10.11     $ 10.16    $  9.95
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           3.92%      3.21%       6.07%      1.59%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.30%      1.10%        .73%       .38%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     2.00%      2.12%       2.15%      1.52%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.46%      3.67%       3.80%      3.04%*
                                                                               =======    =======     =======    =======
Supplemental        Net assets, end of period (in thousands)                   $ 4,109    $ 5,152     $ 7,593    $ 7,885
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          32.89%      6.57%     131.56%    205.04%
                                                                               =======    =======     =======    =======



                                                                              New Jersey Limited Maturity
                                                                        Class C                        Class D
                    The following per share data                                   For the                       For the
                    and ratios have been derived                                   Period                        Period
                    from information provided in                                  Oct. 21,                      Oct. 21,
                    the financial statements.                   For the Year     1994++ to     For the Year    1994++ to
                                                               Ended July 31,     July 31,    Ended July 31,    July 31,
                    Increase (Decrease) in Net Asset Value:   1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $  9.16    $  9.20    $  9.86   $ 10.11   $ 10.16    $  9.85
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .33        .34        .26       .37       .40        .32
                    Realized and unrealized gain (loss)
                    on investments--net                         .03       (.04)      (.66)      .04      (.05)       .31
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .36        .30       (.40)      .41       .35        .63
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.33)      (.34)      (.26)     (.37)     (.40)      (.32)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $  9.19    $  9.16    $  9.20   $ 10.15   $ 10.11    $ 10.16
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        4.06%      3.24%     (4.01%)+++ 4.18%     3.48%      6.51%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.10%      1.00%       .55%*    1.04%      .84%       .62%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  1.80%      2.04%      2.22%*    1.78%     1.86%      2.07%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.66%      3.82%      4.06%*    3.75%     3.93%      4.17%*
                                                            =======    =======    =======   =======   =======    =======

Supplemental        Net assets, end of period
Data:               (in thousands)                          $   241    $   272    $     1   $   238   $   540    $   437
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       32.89%      6.57%    131.56%    32.89%     6.57%    131.56%
                                                            =======    =======    =======   =======   =======    =======


                                                                                       New York Limited Maturity
                                                                                               Class A
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $ 10.06    $ 10.05     $  9.91    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .43        .43         .44        .25
                    Realized and unrealized gain (loss) on investments--net        .17        .01         .14       (.09)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .60        .44         .58        .16
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.43)      (.43)       (.44)      (.25)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.23    $ 10.06     $ 10.05    $  9.91
                                                                               =======    =======     =======    =======
Total Investment    Based on net asset value per share                           6.09%      4.46%       6.03%      1.61%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                                .70%       .50%        .33%       .03%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     1.16%      1.38%       1.30%      1.24%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       4.24%      4.28%       4.49%      3.68%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 2,605    $ 3,723     $ 4,811    $ 5,290
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          36.53%     51.47%     139.16%    152.73%
                                                                               =======    =======     =======    =======


                                                                                       New York Limited Maturity
                                                                                               Class B
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $ 10.06    $ 10.05     $  9.91    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .39        .40         .41        .22
                    Realized and unrealized gain (loss) on investments--net        .17         .01        .14       (.09)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .56        .41         .55        .13
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.39)      (.40)       (.41)      (.22)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.23    $ 10.06     $ 10.05    $  9.91
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           5.71%      4.08%       5.66%      1.37%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.05%       .87%        .69%       .38%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     1.52%      1.75%       1.65%      1.60%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.88%      3.91%       4.11%      3.31%*
                                                                               =======    =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 8,209    $10,071     $ 8,822    $ 9,743
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          36.53%     51.47%     139.16%    152.73%
                                                                               =======    =======     =======    =======

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of Operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997




FINANCIAL HIGHLIGHTS (concluded)

                                                                               New York Limited Maturity
                                                                        Class C                        Class D
                    The following per share data                                   For the                       For the
                    and ratios have been derived                                   Period                        Period
                    from information provided in                                  Oct. 21,                      Oct. 21,
                    the financial statements.                   For the Year     1994++ to     For the Year    1994++ to
                                                               Ended July 31,     July 31,    Ended July 31,    July 31,
                    Increase (Decrease) in Net Asset Value:   1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $ 10.06    $ 10.05    $  9.78   $ 10.06   $ 10.05    $  9.78
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .41        .42        .30       .42       .42        .34
                    Realized and unrealized gain on
                    investments--net                            .17        .01        .27       .17       .01        .27
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .58        .43        .57       .59       .43        .61
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.41)      (.42)      (.30)     (.42)     (.42)      (.34)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $ 10.23    $ 10.06    $ 10.05   $ 10.23   $ 10.06    $ 10.05
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        5.91%      4.28%      5.97%+++  5.98%     4.35%      6.37%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement             .86%       .71%       .63%*     .80%      .62%       .48%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  1.32%      1.59%      1.63%*    1.26%     1.49%      1.48%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    4.05%      4.06%      4.21%*    4.14%     4.16%      4.47%*
                                                            =======    =======    =======   =======   =======    =======

Supplemental        Net assets, end of period
Data:               (in thousands)                          $    68    $   214    $    38   $ 3,683   $ 3,912    $ 2,306
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       36.53%     51.47%    139.16%    36.53%    51.47%    139.16%
                                                            =======    =======    =======   =======   =======    =======


                                                                                     Pennsylvania Limited Maturity
                                                                                               Class A
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $ 10.11    $ 10.10     $  9.95    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .38        .41         .42        .23
                    Realized and unrealized gain (loss) on investments--net        .12        .01         .15       (.05)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .50        .42         .57        .18
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.38)      (.41)       (.42)      (.23)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.23    $ 10.11     $ 10.10    $  9.95
                                                                               =======    =======     =======    =======

Total Investment    Based on net asset value per share                           5.04%      4.18%       5.89%      1.85%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                                .99%       .80%        .38%       .02%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     1.75%      1.63%       1.90%      1.48%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.74%      4.01%       4.25%      3.46%*
                                                                               =======    =======     =======    =======




                                                                                     Pennsylvania Limited Maturity
                                                                                               Class B
                                                                                                                 For the
                                                                                                                 Period
                    The following per share data and ratios have been derived                                   Nov. 26,
                    from information provided in the financial statements.               For the Year          1993++ to
                                                                                        Ended July 31,          July 31,
                    Increase (Decrease) in Net Asset Value:                      1997       1996        1995      1994
Per Share           Net asset value, beginning of period                       $ 10.11    $ 10.10     $  9.95    $ 10.00
Operating                                                                      -------    -------     -------    -------
Performance:        Investment income--net                                         .34        .37         .39        .21
                    Realized and unrealized gain (loss) on investments--net        .12        .01         .15       (.05)
                                                                               -------    -------     -------    -------
                    Total from investment operations                               .46        .38         .54        .16
                                                                               -------    -------     -------    -------
                    Less dividends from investment income--net                    (.34)      (.37)       (.39)      (.21)
                                                                               -------    -------     -------    -------
                    Net asset value, end of period                             $ 10.23    $ 10.11     $ 10.10    $  9.95
                                                                               =======    =======     =======    =======
Total Investment    Based on net asset value per share                           4.66%      3.80%       5.51%      1.61%+++
Return:**                                                                      =======    =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.35%      1.15%        .73%       .38%*
Net Assets:                                                                    =======    =======     =======    =======
                    Expenses                                                     2.11%      1.99%       2.25%      1.83%*
                                                                               =======    =======     =======    =======
                    Investment income--net                                       3.38%      3.65%       3.87%      3.05%*
                                                                               =======    =======     =======    =======


Supplemental        Net assets, end of period (in thousands)                    $  736     $  833      $  943     $  990
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          20.88%     30.90%     141.52%    237.47%
                                                                               =======    =======     =======    =======




Supplemental        Net assets, end of period (in thousands)                   $ 5,134    $ 6,264     $ 7,414    $ 9,532
Data:                                                                          =======    =======     =======    =======
                    Portfolio turnover                                          20.88%     30.90%     141.52%    237.47%
                                                                               =======    =======     =======    =======





                                                                            Pennsylvania Limited Maturity
                                                                        Class C                        Class D
                    The following per share data                                   For the                       For the
                    and ratios have been derived                                   Period                        Period
                    from information provided in                                  Oct. 21,                      Oct. 21,
                    the financial statements.                   For the Year     1994++ to     For the Year    1994++ to
                                                               Ended July 31,     July 31,    Ended July 31,    July 31,
                    Increase (Decrease) in Net Asset Value:   1997       1996       1995      1997      1996       1995
Per Share           Net asset value, beginning of period    $ 10.15    $ 10.10    $  9.84   $ 10.11   $ 10.10    $  9.84
Operating                                                   -------    -------    -------   -------   -------    -------
Performance:        Investment income--net                      .35        .38        .29       .37       .40        .33
                    Realized and unrealized gain
                    on investments--net                         .12        .05        .26       .13       .01        .26
                                                            -------    -------    -------   -------   -------    -------
                    Total from investment operations            .47        .43        .55       .50       .41        .59
                                                            -------    -------    -------   -------   -------    -------
                    Less dividends from investment
                    income--net                                (.35)      (.38)      (.29)     (.37)     (.40)      (.33)
                                                            -------    -------    -------   -------   -------    -------
                    Net asset value, end of period          $ 10.27    $ 10.15    $ 10.10   $ 10.24   $ 10.11    $ 10.10
                                                            =======    =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share        4.68%      4.28%      5.68%+++  5.04%     4.07%      6.10%+++
Return:**                                                   =======    =======    =======   =======   =======    =======

Ratios to Average   Expenses, net of reimbursement            1.28%       .97%      1.05%*    1.09%      .96%       .57%*
Net Assets:                                                 =======    =======    =======   =======   =======    =======
                    Expenses                                  2.02%      1.83%      2.55%*    1.85%     1.71%      2.08%*
                                                            =======    =======    =======   =======   =======    =======
                    Investment income--net                    3.46%      3.84%      3.77%*    3.64%     3.84%      4.30%*
                                                            =======    =======    =======   =======   =======    =======

Supplemental        Net assets, end of period
Data:               (in thousands)                          $     8    $     1    $     1   $ 1,861   $ 1,807    $   382
                                                            =======    =======    =======   =======   =======    =======
                    Portfolio turnover                       20.88%     30.90%    141.52%    20.88%    30.90%    141.52%
                                                            =======    =======    =======   =======   =======    =======

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                  ++Commencement of Operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997




NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of eight separate series: Merrill Lynch Arizona Limited Maturity Municipal Bond Fund, Merrill Lynch California Limited Maturity Municipal Bond Fund, Merrill Lynch Florida Limited Maturity Municipal Bond Fund, Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund, Merrill Lynch Michigan Limited Maturity Municipal Bond Fund, Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund, Merrill Lynch New York Limited Maturity Municipal Bond Fund, and Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund. Each series of the Trust is referred to herein as a "Fund". The Trust offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Funds invest are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


(b) Derivative financial instruments--Each Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Funds may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period beginning with commencement of operations. Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of 0.35% of that Fund's average daily net assets.

For the year ended July 31, 1997, FAM had voluntarily waived management fees and reimbursed each Fund for additional expenses as follows:

                            Arizona      California     Florida
                            Limited       Limited       Limited
                            Maturity      Maturity      Maturity

Management fee              $13,268       $29,150          --
Additional expenses         $72,437          --            --


                         Massachusetts    Michigan      New Jersey
                           Limited        Limited        Limited
                           Maturity       Maturity       Maturity

Management fee              $22,132       $14,977        $25,494
Additional expenses         $72,930       $92,903        $25,788

                           New York     Pennsylvania
                           Limited        Limited
                           Maturity       Maturity

Management fee              $57,645       $29,758
Additional expenses         $19,235       $34,384

Pursuant to the distribution plans (the "Distribution Plans") adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                    Account Maintenance Fee      Distribution Fee

Class B                     0.15%                    0.20%
Class C                     0.15%                    0.20%
Class D                     0.10%                      --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended July 31, 1997, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Funds' Class A and Class D Shares as follows:

                    Arizona      California     Florida     Massachusetts
                    Limited       Limited       Limited        Limited
                    Maturity      Maturity      Maturity       Maturity
Class A:

MLFD                  $    7          --          $ 68             --
MLPF&S                $  194          --          $563             --

Class D:

MLFD                  $  199      $  224          $ 55           $  9
MLPF&S                $2,172      $2,155          $521           $205


                    Michigan    New Jersey      New York     Pennsylvania
                    Limited      Limited        Limited        Limited
                    Maturity     Maturity       Maturity       Maturity
Class A:

MLFD                  $    8          --            --             --
MLPF&S                $   68          --          $  5             --

Class D:

MLFD                  $   46      $    2          $ 70           $  5
MLPF&S                $  350      $   48          $767           $210


MLPF&S received contingent deferred sales charges relating to transactions in Class B Shares as follows:

                                               Class B
                                                Shares

Arizona Limited Maturity                       $   427
California Limited Maturity                      6,833
Florida Limited Maturity                         7,396
Massachusetts Limited Maturity                   3,151
Michigan Limited Maturity                          397
New Jersey Limited Maturity                      4,461
New York Limited Maturity                       18,743
Pennsylvania Limited Maturity                      878

Furthermore, MLPF&S received contingent deferred sales charges of $2,001 relating to transactions subject to front end sales charge waivers in Class D Shares.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997





NOTES TO FINANCIAL STATEMENTS (continued)


Accounting services are provided to the Trust by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLFD, MLFDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 1997 were as follows:


                                         Purchases          Sales

Arizona Limited Maturity               $ 1,019,574      $ 2,070,874
California Limited Maturity              3,276,869        3,471,729
Florida Limited Maturity                 8,642,572       10,107,246
Massachusetts Limited Maturity           1,215,165        2,253,678
Michigan Limited Maturity                1,155,783          479,425
New Jersey Limited Maturity              1,661,522        3,793,860
New York Limited Maturity                5,241,711        6,943,659
Pennsylvania Limited Maturity            1,309,108        1,728,529


Net realized and unrealized gains (losses) as of July 31, 1997 were as follows:


                                     Realized     Unrealized
Arizona Limited Maturity              Gains         Gains

Long-term investments               $  87,712      $  86,566
                                    ---------      ---------
Total                               $  87,712      $  86,566
                                    =========      =========



                                     Realized     Unrealized
California Limited Maturity           Gains         Gains

Long-term investments               $  57,005      $ 764,034
Short-term investments                     --            529
                                    ---------      ---------
Total                               $  57,005      $ 764,563
                                    =========      =========


                                     Realized     Unrealized
Florida Limited Maturity              Gains         Gains

Long-term investments               $ 101,556      $ 777,279
Short-term investments                     55             --
                                    ---------      ---------
Total                               $ 101,611      $ 777,279
                                    =========      =========


                                     Realized     Unrealized
Massachusetts Limited Maturity        Gains         Gains

Long-term investments               $  51,279      $ 167,141
                                    ---------      ---------
Total                               $  51,279      $ 167,141
                                    =========      =========


                                     Realized     Unrealized
Michigan Limited Maturity             Gains         Gains

Long-term investments               $  21,697      $ 162,895
                                    ---------      ---------
Total                               $  21,697      $ 162,895
                                    =========      =========


                                                  Unrealized
                                     Realized        Gains
New Jersey Limited Maturity           Gains        (Losses)

Long-term investments               $ 126,030      $ 186,033
Short-term investments                     --           (333)
                                    ---------      ---------
Total                               $ 126,030      $ 185,700
                                    =========      =========


                                     Realized     Unrealized
New York Limited Maturity             Gains         Gains

Long-term investments               $  36,848      $ 539,314
                                    ---------      ---------
Total                               $  36,848      $ 539,314
                                    =========      =========


                                     Realized     Unrealized
Pennsylvania Limited Maturity         Gains         Gains

Long-term investments               $  37,824      $ 216,756
Short-term investments                     --            152
                                    ---------      ---------
Total                               $  37,824      $ 216,908
                                    =========      =========


As of July 31, 1997, net unrealized appreciation and the aggregate cost of investments for Federal income tax purposes were as follows:


Limited           Gross            Gross            Net          Aggregate
Maturity        Unrealized       Unrealized      Unrealized       Cost of
Fund           Appreciation     Depreciation    Appreciation    Investments

Arizona          $ 86,566             --          $ 86,566      $ 2,939,002
California        741,290             --           741,290       13,161,474
Florida           815,581      $ (38,302)          777,279       24,754,969
Massachusetts     167,141             --           167,141        5,005,999
Michigan          162,895             --           162,895        3,952,546
New Jersey        186,033           (333)          185,700        6,482,928
New York          539,314             --           539,314       13,800,699
Pennsylvania      216,908             --           216,908        7,317,330


4. Beneficial Interest Transactions:
Net increase (decrease) in net assets derived from beneficial interest transactions for the years ended July 31, 1997 and July 31, 1996 were as follows:

                                        For the          For the
                                      Year Ended       Year Ended
                                     July 31, 1997    July 31, 1996

Arizona Limited Maturity             $ (1,124,280)      $(1,767,011)

California Limited Maturity            (1,455,816)         (491,496)
Florida Limited Maturity               (2,674,028)       (5,075,030)
Massachusetts Limited Maturity         (2,299,335)       (2,526,578)
Michigan Limited Maturity                 168,118        (1,013,383)
New Jersey Limited Maturity            (2,324,627)       (1,750,465)
New York Limited Maturity              (3,606,325)        1,937,339
Pennsylvania Limited Maturity          (1,259,754)          150,949


Transactions in shares of beneficial interest for each class were as follows:

Arizona Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                             2,059     $   20,756
Shares issued to shareholders in
reinvestment of dividends                 898          9,047
                                   ----------     ----------
Total issued                            2,957         29,803
Shares redeemed                       (13,909)      (139,681)
                                   ----------     ----------
Net decrease                          (10,952)    $ (109,878)
                                   ==========     ==========

Arizona Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                             5,200     $   52,303
Shares issued to shareholders in
reinvestment of dividends               1,441         14,637
                                   ----------     ----------
Total issued                            6,641         66,940
Shares redeemed                       (29,641)      (304,005)
                                   ----------     ----------
Net decrease                          (23,000)    $ (237,065)
                                   ==========     ==========

Arizona Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                            20,264     $  204,323
Shares issued to shareholders in
reinvestment of dividends               4,028         40,606
                                   ----------     ----------
Total issued                           24,292        244,929
Automatic conversion of shares         (1,018)       (10,248)
Shares redeemed                       (99,594)    (1,001,882)
                                   ----------     ----------
Net decrease                          (76,320)    $ (767,201)
                                   ==========     ==========

Arizona Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            43,937    $   449,980
Shares issued to shareholders in
reinvestment of dividends               7,003         66,184
                                  -----------    -----------
Total issued                           50,940        516,164
Shares redeemed                      (275,350)    (2,797,058)
                                  -----------    -----------
Net decrease                         (224,410)   $(2,280,894)
                                  ===========    ===========

Arizona Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                               100     $    1,008
Shares issued to shareholders in
reinvestment of dividends                 357          3,609
                                   ----------     ----------
Total issued                              457          4,617
Shares redeemed                       (10,307)      (103,073)
                                   ----------     ----------
Net decrease                           (9,850)    $  (98,456)
                                   ==========     ==========

Arizona Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            13,124    $   132,973
Shares issued to shareholders in
reinvestment of dividends                 162          1,633
                                  -----------    -----------
Total issued                           13,286        134,606
Shares redeemed                            (4)           (41)
                                  -----------    -----------
Net increase                           13,282    $   134,565
                                  ===========    ===========

Arizona Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                            27,128     $  271,439
Automatic conversion of shares          1,018         10,248
Shares issued to shareholders in
reinvestment of dividends                 597          6,023
                                   ----------     ----------
Total issued                           28,743        287,710
Shares redeemed                       (43,319)      (436,455)
                                   ----------     ----------
Net decrease                          (14,576)    $ (148,745)
                                   ==========     ==========

Arizona Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           104,371    $ 1,066,013
Shares issued to shareholders in
reinvestment of dividends               2,220         22,565
                                  -----------    -----------
Total issued                          106,591      1,088,578
Shares redeemed                       (47,001)      (472,195)
                                  -----------    -----------
Net increase                           59,590    $   616,383
                                  ===========    ===========

California Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                             1,377     $   13,897
Shares issued to shareholders in
reinvestment of dividends               3,031         30,528
                                   ----------     ----------
Total issued                            4,408         44,425
Shares redeemed                       (10,568)      (106,294)
                                   ----------     ----------
Net decrease                           (6,160)    $  (61,869)
                                   ==========     ==========

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997






NOTES TO FINANCIAL STATEMENTS (continued)

California Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                             8,087     $   80,919
Shares issued to shareholders in
reinvestment of dividends               3,445         34,639
                                   ----------     ----------
Total issued                           11,532        115,558
Shares redeemed                       (49,796)      (500,770)
                                   ----------     ----------
Net decrease                          (38,264)    $ (385,212)
                                   ==========     ==========

California Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                           204,154    $ 2,058,619
Shares issued to shareholders in
reinvestment of dividends              13,782        138,778
                                  -----------    -----------
Total issued                          217,936      2,197,397
Automatic conversion of shares        (28,044)      (284,252)
Shares redeemed                      (504,135)    (5,083,745)
                                  -----------    -----------
Net decrease                         (314,243)   $(3,170,600)
                                  ===========    ===========

California Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           210,376    $ 2,110,120
Shares issued to shareholders in
reinvestment of dividends              15,717        158,020
                                  -----------    -----------
Total issued                          226,093      2,268,140
Automatic conversion of shares         (7,895)       (80,134)
Shares redeemed                      (267,935)    (2,686,717)
                                  -----------    -----------
Net decrease                          (49,737)    $ (498,711)
                                   ==========     ==========

California Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                               115     $    1,152
Shares issued to shareholders in
reinvestment of dividends                   6             62
                                   ----------     ----------
Net increase                              121     $    1,214
                                   ==========     ==========

California Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                                24     $      250
Shares issued to shareholders in
reinvestment of dividends                   8             78
                                   ----------     ----------
Total issued                               32            328
Shares redeemed                          (983)        (9,913)
                                   ----------     ----------
Net decrease                             (951)    $   (9,585)
                                   ==========     ==========

California Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                           285,173    $ 2,849,538
Automatic conversion of shares          3,978        284,252
Shares issued to shareholders in
reinvestment of dividends              28,044         40,114
                                  -----------    -----------
Total issued                          317,195      3,173,904
Shares redeemed                      (139,121)    (1,398,465)
                                  -----------    -----------
Net increase                          178,074    $ 1,775,439
                                  ===========    ===========

California Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           105,834     $1,060,270
Automatic conversion of shares          7,895         80,134
Shares issued to shareholders in
reinvestment of dividends               1,093         10,986
                                   ----------     ----------
Total issued                          114,822      1,151,390
Shares redeemed                       (74,548)      (749,378)
                                   ----------     ----------
Net increase                           40,274     $  402,012
                                   ==========     ==========

Florida Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                            70,813    $   705,043
Shares issued to shareholders in
reinvestment of dividends               6,542         65,182
                                  -----------    -----------
Total issued                           77,355        770,225
Shares redeemed                      (235,028)    (2,340,687)
                                  -----------    -----------
Net decrease                         (157,673)   $(1,570,462)
                                  ===========    ===========

Florida Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            91,796    $   926,979
Shares issued to shareholders in
reinvestment of dividends              11,780        118,180
                                  -----------    -----------
Total issued                          103,576      1,045,159
Shares redeemed                      (296,045)    (2,960,805)
                                  -----------    -----------
Net decrease                         (192,469)   $(1,915,646)
                                  ===========    ===========

Florida Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                           344,717    $ 3,439,385
Shares issued to shareholders in
reinvestment of dividends              20,341        202,648
                                  -----------    -----------
Total issued                          365,058      3,642,033
Automatic conversion of shares         (3,635)       (36,364)
Shares redeemed                      (598,033)    (5,967,067)
                                  -----------    -----------
Net decrease                         (236,610)   $(2,361,398)
                                  ===========    ===========

Florida Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           374,709    $ 3,773,344
Shares issued to shareholders in
reinvestment of dividends              28,155        282,558
                                  -----------    -----------
Total issued                          402,864      4,055,902
Shares redeemed                      (646,498)    (6,500,752)
                                  -----------    -----------
Net decrease                         (243,634)   $(2,444,850)
                                  ===========    ===========

Florida Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                             5,712    $    56,834
Shares issued to shareholders in
reinvestment of dividends                 140          1,387
                                  -----------    -----------
Total issued                            5,852         58,221
Shares redeemed                        (5,087)       (50,009)
                                  -----------    -----------
Net increase                              765    $     8,212
                                  ===========    ===========

Florida Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                             6,623    $    65,559
Shares issued to shareholders in
reinvestment of dividends                   4             41
                                  -----------    -----------
Total issued                            6,627         65,600
Shares redeemed                        (1,536)       (15,483)
                                  -----------    -----------
Net increase                            5,091    $    50,117
                                  ===========    ===========

Florida Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                           362,564    $ 3,617,894
Automatic conversion of shares          3,635         36,364
Shares issued to shareholders in
reinvestment of dividends               5,285         52,650
                                  -----------    -----------
Total issued                          371,484      3,706,908
Shares redeemed                      (246,834)    (2,457,288)
                                  -----------    -----------
Net increase                          124,650    $ 1,249,620
                                  ===========    ===========

Florida Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           316,584     $3,192,506
Shares issued to shareholders in
reinvestment of dividends               4,342         43,518
                                   ----------     ----------
Total issued                          320,926      3,236,024
Shares redeemed                      (397,363)    (4,000,675)
                                   ----------     ----------
Net decrease                          (76,437)    $ (764,651)
                                   ==========     ==========

Massachusetts Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                               544     $    5,403
Shares issued to shareholders in
reinvestment of dividends               2,690         26,809
                                   ----------     ----------
Total issued                            3,234         32,212
Shares redeemed                       (40,800)      (406,101)
                                   ----------     ----------
Net decrease                          (37,566)    $ (373,889)
                                   ==========     ==========

Massachusetts Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            22,851    $   226,189
Shares issued to shareholders in
reinvestment of dividends               7,410         74,223
                                  -----------    -----------
Total issued                           30,261        300,412
Shares redeemed                      (304,602)    (3,055,529)
                                  -----------    -----------
Net decrease                         (274,341)   $(2,755,117)
                                  ===========    ===========

Massachusetts Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                            80,283    $   797,169
Shares issued to shareholders in
reinvestment of dividends               8,004         79,781
                                  -----------    -----------
Total issued                           88,287        876,950
Shares redeemed                      (268,214)    (2,667,983)
                                  -----------    -----------
Net decrease                         (179,927)   $(1,791,033)
                                  ===========    ===========

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997




NOTES TO FINANCIAL STATEMENTS (continued)


Massachusetts Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           163,902    $ 1,649,909
Shares issued to shareholders in
reinvestment of dividends               9,837         98,401
                                  -----------    -----------
Total issued                          173,739      1,748,310
Shares redeemed                      (195,993)    (1,955,850)
                                  -----------    -----------
Net decrease                          (22,254)   $  (207,540)
                                  ===========    ===========

Massachusetts Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                             5,459    $    54,530
Shares issued to shareholders in
reinvestment of dividends                 814          8,108
                                  -----------    -----------
Total issued                            6,273         62,638
Shares redeemed                            (1)            (4)
                                  -----------    -----------
Net increase                            6,272    $    62,634
                                  ===========    ===========

Massachusetts Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares issued to shareholders in
reinvestment of dividends               1,201     $   12,027
Shares redeemed                       (21,496)      (212,811)
                                   ----------     ----------
Net decrease                          (20,295)    $ (200,784)
                                   ==========     ==========

Massachusetts Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                             2,377     $   23,756
Shares issued to shareholders in
reinvestment of dividends               1,383         13,787
                                   ----------     ----------
Total issued                            3,760         37,543
Shares redeemed                       (23,534)      (234,590)
                                   ----------     ----------
Net decrease                          (19,774)    $ (197,047)
                                   ==========     ==========

Massachusetts Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           101,394    $ 1,009,332
Shares issued to shareholders in
reinvestment of dividends               1,553         15,510
                                  -----------    -----------
Total issued                          102,947      1,024,842
Shares redeemed                       (38,979)      (387,979)
                                  -----------    -----------
Net increase                           63,968    $   636,863
                                  ===========    ===========

Michigan Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                             5,703    $    56,930
Shares issued to shareholders in
reinvestment of dividends and
distributions                           1,551         15,476
                                  -----------    -----------
Total issued                            7,254         72,406
Shares redeemed                       (36,666)      (365,673)
                                  -----------    -----------
Net decrease                          (29,412)   $  (293,267)
                                  ===========    ===========

Michigan Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            40,664    $   405,188
Shares issued to shareholders in
reinvestment of dividends               1,529         15,293
                                  -----------    -----------
Total issued                           42,193        420,481
Shares redeemed                      (107,949)    (1,077,796)
                                  -----------    -----------
Net decrease                          (65,756)   $  (657,315)
                                  ===========    ===========

Michigan Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                            13,836    $   138,203
Shares issued to shareholders in
reinvestment of dividends and
distributions                           4,077         40,660
                                  -----------    -----------
Total issued                           17,913        178,863
Automatic conversion of shares            (68)          (679)
Shares redeemed                       (63,278)      (630,594)
                                  -----------    -----------
Net decrease                          (45,433)   $  (452,410)
                                  ===========    ===========

Michigan Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount


Shares sold                            36,451    $   365,718
Shares issued to shareholders in
reinvestment of dividends               5,013         50,143
                                  -----------    -----------
Total issued                           41,464        415,861
Shares redeemed                      (106,251)    (1,063,510)
                                  -----------    -----------
Net decrease                          (64,787)   $  (647,649)
                                  ===========    ===========

Michigan Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares issued to shareholders in
reinvestment of dividends and
distributions                               5     $       43
                                   ----------     ----------
Net increase                                5     $       43
                                   ==========     ==========

Michigan Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares issued to shareholders in
reinvestment of dividends                   4     $       41
                                   ----------     ----------
Net increase                                4     $       41
                                   ==========     ==========

Michigan Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                           105,057    $ 1,052,902
Automatic conversion of shares             68            679
Shares issued to shareholders in
reinvestment of dividends and
distributions                           2,967         26,287
                                  -----------    -----------
Total issued                          108,092      1,079,868
Shares redeemed                       (16,668)      (166,116)
                                  -----------    -----------
Net increase                           91,424    $   913,752
                                  ===========    ===========

Michigan Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            29,731    $   298,909
Shares issued to shareholders in
reinvestment of dividends               1,126         11,245
                                  -----------    -----------
Total issued                           30,857        310,154
Shares redeemed                        (1,878)       (18,614)
                                  -----------    -----------
Net increase                           28,979    $   291,540
                                  ===========    ===========

New Jersey Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                            29,509    $   298,665
Shares issued to shareholders in
reinvestment of dividends               6,491         65,586
                                  -----------    -----------
Total issued                           36,000        364,251
Shares redeemed                      (128,438)    (1,299,753)
                                  -----------    -----------
Net decrease                          (92,438)   $  (935,502)
                                  ===========    ===========

New Jersey Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           102,101    $ 1,042,636
Shares issued to shareholders in
reinvestment of dividends               8,892         90,367
                                  -----------    -----------
Total issued                          110,993      1,133,003
Shares redeemed                       (83,997)      (856,193)
                                  -----------    -----------
Net decrease                           26,996    $   276,810
                                  ===========    ===========

New Jersey Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                           109,899    $ 1,202,983
Shares issued to shareholders in
reinvestment of dividends              19,246        104,274
                                  -----------    -----------
Total issued                          129,145      1,307,257
Automatic conversion of shares         (5,707)       (57,581)
Shares redeemed                      (228,080)    (2,301,791)
                                  -----------    -----------
Net decrease                         (104,642)   $(1,052,115)
                                  ===========    ===========

New Jersey Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           107,343    $ 1,095,824
Shares issued to shareholders in
reinvestment of dividends              14,061        143,043
                                  -----------    -----------
Total issued                          121,404      1,238,867
Shares redeemed                      (359,338)    (3,646,563)
                                  -----------    -----------
Net decrease                         (237,934)   $(2,407,696)
                                  ===========    ===========

New Jersey Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares issued to shareholders in
reinvestment of dividends                 115    $     1,052
Shares redeemed                        (3,570)       (32,559)
                                  -----------    -----------
Net decrease                           (3,455)   $   (31,507)
                                  ===========    ===========

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997




NOTES TO FINANCIAL STATEMENTS (continued)


New Jersey Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            29,124    $   272,904
Shares issued to shareholders in
reinvestment of dividends                 459          4,199
                                  -----------    -----------
Net increase                           29,583    $   277,103
                                  ===========    ===========

New Jersey Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                             5,980    $    60,387
Automatic conversion of shares          5,707         57,581
Shares issued to shareholders in
reinvestment of dividends               1,286         13,017
                                  -----------    -----------
Total issued                           12,973        130,985
Shares redeemed                       (42,910)      (436,488)
                                  -----------    -----------
Net decrease                          (29,937)   $  (305,503)
                                  ===========    ===========

New Jersey Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            47,184    $   477,087
Shares issued to shareholders in
reinvestment of dividends                 728          7,411
                                  -----------    -----------
Total issued                           47,912        484,498
Shares redeemed                       (37,500)      (381,180)
                                  -----------    -----------
Net increase                           10,412    $   103,318
                                  ===========    ===========

New York Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                            44,236    $   449,232
Shares issued to shareholders in
reinvestment of dividends               6,902         69,615
                                  -----------    -----------
Total issued                           51,138        518,847
Shares redeemed                      (166,532)    (1,682,059)
                                  -----------    -----------
Net decrease                         (115,394)   $(1,163,212)
                                  ===========    ===========

New York Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            44,189    $   446,602
Shares issued to shareholders in
reinvestment of dividends              11,547        116,691
                                  -----------    -----------
Total issued                           55,736        563,293
Shares redeemed                      (164,328)    (1,659,912)
                                  -----------    -----------
Net decrease                         (108,592)   $(1,096,619)
                                  ===========    ===========

New York Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                           112,364    $ 1,134,351
Shares issued to shareholders in
reinvestment of dividends              16,732        168,855
                                  -----------    -----------
Total issued                          129,096      1,303,206
Automatic conversion of shares         (2,526)       (25,482)
Shares redeemed                      (324,970)    (3,274,497)
                                  -----------    -----------
Net decrease                         (198,400)   $(1,996,773)
                                  ===========    ===========

New York Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           465,594    $ 4,716,623
Shares issued to shareholders in
reinvestment of dividends              17,959        181,459
                                  -----------    -----------
Total issued                          483,553      4,898,082
Automatic conversion of shares         (3,459)       (34,832)
Shares redeemed                      (356,773)    (3,612,208)
                                  -----------    -----------
Net increase                          123,321    $ 1,251,042
                                  ===========    ===========

New York Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                               231    $     2,324
Shares issued to shareholders in
reinvestment of dividends                 597          6,021
                                  -----------    -----------
Total issued                              828          8,345
Shares redeemed                       (15,531)      (156,196)
                                  -----------    -----------
Net decrease                          (14,703)   $  (147,851)
                                  ===========    ===========

New York Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            20,376    $   206,729
Shares issued to shareholders in
reinvestment of dividends                 398          4,008
                                  -----------    -----------
Total issued                           20,774        210,737
Shares redeemed                        (3,295)       (32,843)
                                  -----------    -----------
Net increase                           17,479    $   177,894
                                  ===========    ===========

New York Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                           115,750    $ 1,166,743
Automatic conversion of shares          2,525         25,482
Shares issued to shareholders in
reinvestment of dividends              15,637        157,823
                                  -----------    -----------
Total issued                          133,912      1,350,048
Shares redeemed                      (162,655)    (1,648,537)
                                  -----------    -----------
Net decrease                          (28,743)   $  (298,489)
                                  ===========    ===========

New York Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           162,557    $ 1,636,956
Automatic conversion of shares          3,456         34,832
Shares issued to shareholders in
reinvestment of dividends               6,809         68,734
                                  -----------    -----------
Total issued                          172,822      1,740,522
Shares redeemed                       (13,363)      (135,500)
                                  -----------    -----------
Net increase                          159,459    $ 1,605,022
                                  ===========    ===========

Pennsylvania Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                            43,588    $   440,757
Shares issued to shareholders in
reinvestment of dividends               1,049         10,642
                                  -----------    -----------
Total issued                           44,637        451,399
Shares redeemed                       (55,137)      (556,742)
                                  -----------    -----------
Net decrease                          (10,500)   $  (105,343)
                                  ===========    ===========

Pennsylvania Limited Maturity

Class A Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                             5,556    $    56,865
Shares issued to shareholders in
reinvestment of dividends               1,095         11,133
                                  -----------    -----------
Total issued                            6,651         67,998
Shares redeemed                       (17,647)      (179,041)
                                  -----------    -----------
Net decrease                          (10,996)   $  (111,043)
                                  ===========    ===========

Pennsylvania Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                           121,296    $ 1,230,117
Shares issued to shareholders in
reinvestment of dividends              13,043        132,224
                                  -----------    -----------
Total issued                          134,339      1,362,341
Shares redeemed                      (252,143)    (2,554,888)
                                  -----------    -----------
Net decrease                         (117,804)   $(1,192,547)
                                  ===========    ===========

Pennsylvania Limited Maturity

Class B Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                            89,391    $   910,583
Shares issued to shareholders in
reinvestment of dividends              17,173        174,586
                                  -----------    -----------
Total issued                          106,564      1,085,169
Shares redeemed                      (220,973)    (2,241,767)
                                  -----------    -----------
Net decrease                         (114,409)   $(1,156,598)
                                  ===========    ===========

Pennsylvania Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                               727    $     7,411
Shares issued to shareholders in
reinvestment of dividends                  17            175
                                  -----------    -----------
Total issued                              744          7,586
Shares redeemed                           (95)          (974)
                                  -----------    -----------
Net increase                              649    $     6,612
                                  ===========    ===========

Pennsylvania Limited Maturity

Class C Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                             7,571    $    82,082
Shares issued to shareholders in
reinvestment of dividends                  83            850
                                  -----------    -----------
Total issued                            7,654         82,932
Shares redeemed                        (7,650)       (82,673)
                                  -----------    -----------
Net increase                                4    $       259
                                  ===========    ===========

Pennsylvania Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1997                   Shares        Amount

Shares sold                             2,512    $    25,556
Shares issued to shareholders in
reinvestment of dividends               5,768         58,513
                                  -----------    -----------
Total issued                            8,280         84,069
Shares redeemed                        (5,160)       (52,545)
                                  -----------    -----------
Net increase                            3,120    $    31,524
                                  ===========    ===========

                  Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, July 31, 1997




NOTES TO FINANCIAL STATEMENTS (concluded)


Pennsylvania Limited Maturity

Class D Shares for the Year                         Dollar
Ended July 31, 1996                   Shares        Amount

Shares sold                           155,680    $ 1,569,272
Shares issued to shareholders in
reinvestment of dividends               1,844         18,653
                                  -----------    -----------
Total issued                          157,524      1,587,925
Shares redeemed                       (16,678)      (169,594)
                                  -----------    -----------
Net increase                          140,846    $ 1,418,331
                                  ===========    ===========



5. Capital Loss Carryforward:
At July 31, 1997, each Fund of the Trust had an approximate net capital loss carryforward as follows: $400,000 in the California Limited Maturity Fund, of which $122,000 expires in 2003 and $278,000 expires in 2004; $687,000 in the Florida Limited Maturity Fund, of which $487,000 expires in 2003 and $200,000 expires in 2004; $298,000 in the Massachusetts Limited Maturity Fund, of which $28,000 expires in 2003 and $270,000 expires in 2004; $138,000 in the Michigan Limited Maturity Fund, of which $53,000 expires in 2003 and $85,000 expires in 2004; $167,000 in the New Jersey Limited Maturity Fund, all of which expires in 2004; $190,000 in the New York Limited Maturity Fund, of which $105,000 expires in 2002, $2,000 expires in 2003 and $83,000 expires in 2004; and $60,000 in the Pennsylvania Limited Maturity Fund, all of which expires in 2003. These amounts will be available to offset like amounts of any future taxable gains.

                               TABLE OF CONTENTS


                                             PAGE
                                             ----
Investment Objective and Policies...........   2
Description of Municipal Bonds and Temporary
  Investments...............................   5
  Description of Municipal Bonds............   5
  Description of Temporary Investments and
    Variable Rate Demand Obligations........   6
  Repurchase Agreements.....................   7
  Financial Futures Transactions and
    Options.................................   8
Investment Restrictions.....................  11
Management of the Trust.....................  13
  Trustees and Officers.....................  13
  Compensation of Trustees..................  14
  Management and Advisory Arrangements......  15
Purchase of Shares..........................  17
  Initial Sales Charge Alternatives--Class A
    and Class D Shares......................  17
  Reduced Initial Sales Charges.............  19
  Distribution Plans........................  21
  Limitations on the Payment of Deferred
    Sales Charges...........................  21
Redemption of Shares........................  22
  Deferred Sales Charges--Class B and Class
    C Shares................................  23
Portfolio Transactions......................  23
Determination of Net Asset Value............  24
Shareholder Services........................  25
  Investment Account........................  25
  Automatic Investment Plans................  25
  Automatic Reinvestment of Dividends and
    Capital Gains Distributions.............  26
  Systematic Withdrawal Plans...............  26
  Exchange Privilege........................  27
Distributions and Taxes.....................  29
  Federal...................................  29
  Tax Treatment of Financial Futures
    Contracts and Options Thereon...........  31
  State.....................................  32
Performance Data............................  33
General Information.........................  42
  Description of Shares.....................  42
  Computation of Offering Price Per Share...  43
  Independent Auditors......................  43
  Custodian.................................  43
  Transfer Agent............................  44
  Legal Counsel.............................  44
  Reports to Shareholders...................  44
  Additional Information....................  44
Appendix A--Economic and Other Conditions in
  California................................ A-1
Appendix B--Economic Conditions in
  Florida................................... B-1
Appendix C--Ratings of Municipal Bonds...... C-1
Independent Auditors' Report................ D-1
Financial Statements........................ D-2

                                 Code #16926-1197


YZa

Merrill Lynch Multi-
State Limited Maturity
Municipal Series Trust


Merrill Lynch California Limited
        Maturity Municipal Bond Fund


Merrill Lynch Florida Limited
        Maturity Municipal Bond Fund

STATEMENT OF
ADDITIONAL
INFORMATION
November 28, 1997
Distributor:
Merrill Lynch
Funds Distributor, Inc.                                    (MLYNCH COMPASS LOGO)

                   APPENDIX FOR GRAPHIC AND IMAGE MATERIAL

        Pursuant to Rule 304 of Regulation S-T, the following table presents fair and accurate narrative descriptions of graphic and image material omitted from this EDGAR Submission File due to ASCII-incompatibility and cross-references this material to the location of each occurrence in the text.

DESCRIPTION OF OMITTED                              LOCATION OF GRAPHIC
  GRAPHIC OR IMDATE                                  OR IMAGE IN TEST
----------------------                              -------------------
Compass plate, circular                         Back cover of Prospectus and
graph paper and Merrill Lynch                   back cover of Statement of
logo including stylized market                  Additional Information
bull.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a) FINANCIAL STATEMENTS:
         Contained in Part A (for each of the Funds):

              Financial Highlights for each of the years in the three-year period ended July 31, 1997 and for the period November 26, 1993 (commencement of operations) to July 31, 1994.


         Contained in Part B (for each of the Funds):

              Schedules of Investments as of July 31, 1997.


              Statements of Assets and Liabilities as of July 31, 1997.


              Statements of Operations for the year ended July 31, 1997.


              Statements of Changes in Net Assets for each of the years in the two-year period ended July 31, 1997.


              Financial Highlights for each of the years in the three-year period ended July 31, 1997 and for the period November 26, 1993 (commencement of operations) to July 31, 1994.


     (b) EXHIBITS:

EXHIBIT
 NUMBER                                          DESCRIPTION
--------       --------------------------------------------------------------------------------
1          (1)   -- Amended and Restated Declaration of Trust of the Registrant, dated November 15,
               1993.(d)
           (2)   -- Certificate of Amendment to Declaration of Trust and Establishment and
               Designation of Classes, dated October 17, 1994.(g)
           (1)   -- Instrument establishing Merrill Lynch Arizona Limited Maturity Municipal Bond
               Fund (the "Arizona Fund") as a Series of the Registrant.(a)
           (2)   -- Instrument establishing Merrill Lynch California Limited Maturity Municipal Bond
               Fund (the "California Fund") as a Series of the Registrant.(a)
           (3)   -- Instrument establishing Merrill Lynch Florida Limited Maturity Municipal Bond
               Fund (the "Florida Fund") as a Series of the Registrant.(a)
           (4)   -- Instrument establishing Merrill Lynch Massachusetts Limited Maturity Municipal
               Bond Fund (the "Massachusetts Fund") as a Series of the Registrant.(a)
           (5)   -- Instrument establishing Merrill Lynch Michigan Limited Maturity Municipal Bond
               Fund (the "Michigan Fund") as a Series of the Registrant.(a)
           (6)   -- Instrument establishing Merrill Lynch New Jersey Limited Maturity Municipal Bond
               Fund (the "New Jersey Fund") as a Series of the Registrant.(a)
           (7)   -- Instrument establishing Merrill Lynch New York Limited Maturity Municipal Bond
               Fund (the "New York Fund") as a Series of the Registrant.(c)
           (8)   -- Instrument establishing Merrill Lynch Pennsylvania Limited Maturity Municipal
               Bond Fund (the "Pennsylvania Fund") as a Series of the Registrant.(a)
           (1)   -- Instrument establishing Class A shares and Class B shares of beneficial interest of the Arizona Fund.(a)
           (2)   -- Instrument establishing Class A shares and Class B shares of beneficial interest of the California Fund.(a)
           (3)   -- Instrument establishing Class A shares and Class B shares of beneficial interest of the Florida Fund.(a)
           (4)   -- Instrument establishing Class A shares and Class B shares of beneficial interest of the Massachusetts Fund.(a)
           (5)   -- Instrument establishing Class A shares and Class B shares of beneficial interest of the Michigan Fund.(a)
           (6)   -- Instrument establishing Class A shares and Class B shares of beneficial interest of the New Jersey Fund.(a)
           (7)   -- Instrument establishing Class A shares and Class B shares of beneficial interest of the New York Fund.(c)
           (8)   -- Instrument establishing Class A shares and Class B shares of beneficial interest of the Pennsylvania Fund.(a)
2           -- By-Laws of the Registrant.(d)
3           -- None.

EXHIBIT
 NUMBER                                          DESCRIPTION
--------       --------------------------------------------------------------------------------
4      (a)    -- Portions of the Declaration of Trust, Establishment and Designation of each series of the Registrant and By-Laws of the Registrant defining the rights of holders of each Fund as a series of the Registrant.(b)
       (b) (1)   -- Share certificate for the Arizona Fund.(d)
       (b) (2)   -- Share certificate for the California Fund.(d)
       (b) (3)   -- Share certificate for the Florida Fund.(d)
       (b) (4)   -- Share certificate for the Massachusetts Fund.(d)
       (b) (5)   -- Share certificate for the Michigan Fund.(d)
       (b) (6)   -- Share certificate for the New Jersey Fund.(d)
       (b) (7)   -- Share certificate for the New York Fund.(d)
       (b) (8)   -- Share certificate for the Pennsylvania Fund.(d)
5      (a)    -- Form of Management Agreement between the Registrant and Fund Asset Management,
               L.P. ("FAM").(a)
       (b)    -- Supplement to Management Agreement between the Registrant and FAM.(f)
6      (a)    -- Form of Revised Class A Shares Distribution Agreement between the Registrant and
               Merrill Lynch Funds Distributor, Inc. ("MLFD") (including Form of Selected
               Dealers Agreement).(f)
       (b)    -- Form of Class B Shares Distribution Agreement between the Registrant and
               MLFD.(a)
       (c)    -- Form of Class C Shares Distribution Agreement between the Registrant and MLFD
               (including Form of Selected Dealers Agreement).(f)
       (d)    -- Form of Class D Shares Distribution Agreement between the Registrant and MLFD
               (including Form of Selected Dealers Agreement).(f)
7           -- None.
8           -- Custody Agreement between the Registrant and The Bank of New York.(d)
9           -- Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing
               Agency Agreement between the Registrant and Merrill Lynch Financial Data
               Services, Inc.(a)
10          -- None.
11          -- Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
12          -- None.
13      (a)   -- Certificate of FAM with respect to the Arizona Fund.(d)
        (b)   -- Certificate of FAM with respect to the California Fund.(d)
        (c)   -- Certificate of FAM with respect to the Florida Fund.(d)
        (d)   -- Certificate of FAM with respect to the Massachusetts Fund.(d)
        (e)   -- Certificate of FAM with respect to the Michigan Fund.(d)
        (f)   -- Certificate of FAM with respect to the New Jersey Fund.(d)
        (g)   -- Certificate of FAM with respect to the New York Fund.(d)
        (h)   -- Certificate of FAM with respect to the Pennsylvania Fund.(d)
14          -- None.
15      (a)   -- Form of Class B Shares Distribution Plan and Class B Shares Distribution Plan
               Sub-Agreement of the Registrant.(a)
        (b)   -- Form of Class C Shares Distribution Plan and Class C Shares Distribution Plan
               Sub-Agreement of the Registrant.(f)
        (c)   -- Form of Class D Shares Distribution Plan and Class D Shares Distribution Plan
               Sub-Agreement of the Registrant.(f)
16      (a)(1)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class A Shares of the
               Arizona Fund.(e)
        (a)(2)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class A Shares of the
               California Fund.(e)
        (a)(3)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class A Shares of the
               Florida Fund.(e)
        (a)(4)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class A Shares of the
               Massachusetts Fund.(e)
        (a)(5)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class A Shares of the
               Michigan Fund.(e)
        (a)(6)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class A Shares of the
               New Jersey Fund.(e)

EXHIBIT
 NUMBER                                          DESCRIPTION
--------       --------------------------------------------------------------------------------
        (a)(7)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class A Shares of the
               New York Fund.(e)
        (a)(8)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class A Shares of the
               Pennsylvania Fund.(e)
        (b)(1)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class B Shares of the
               Arizona Fund.(e)
        (b)(2)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class B Shares of the
               California Fund.(e)
        (b)(3)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class B Shares of the
               Florida Fund.(e)
        (b)(4)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class B Shares of the
               Massachusetts Fund.(e)
        (b)(5)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class B Shares of the
               Michigan Fund.(e)
        (b)(6)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class B Shares of the
               New Jersey Fund.(e)
        (b)(7)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class B Shares of the
               New York Fund.(e)
        (b)(8)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class B Shares of the
               Pennsylvania Fund.(e)
        (c)(1)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class C Shares of the
               Arizona Fund.(g)
        (c)(2)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class C Shares of the
               California Fund.(g)
        (c)(3)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class C Shares of the
               Florida Fund.(g)
        (c)(4)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class C Shares of the
               Massachusetts Fund.(g)
        (c)(5)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class C Shares of the
               Michigan Fund.(g)
        (c)(6)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class C Shares of the
               New Jersey Fund.(g)
        (c)(7)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class C Shares of the
               New York Fund.(g)
        (c)(8)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class C Shares of the
               Pennsylvania Fund.(g)
        (d)(1)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class Shares of the
               Arizona Fund.(g)
        (d)(2)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class D Shares of the
               California Fund.(g)
        (d)(3)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class D Shares of the
               Florida Fund.(g)
        (d)(4)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class D Shares of the
               Massachusetts Fund.(g)
        (d)(5)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class D Shares of the
               Michigan Fund.(g)
        (d)(6)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class D Shares of the
               New Jersey Fund.(g)
        (d)(7)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class D Shares of the
               New York Fund.(g)
        (d)(8)   -- Schedule for computation of each performance quotation provided in the
               Registration Statement in response to Item 22 relating to Class D Shares of the
               Pennsylvania Fund.(g)
17      (a)(1)   -- Financial Data Schedule for Class A Shares of the Arizona Fund.
        (a)(2)   -- Financial Data Schedule for Class A Shares of the California Fund.
        (a)(3)   -- Financial Data Schedule for Class A Shares of the Florida Fund.
        (a)(4)   -- Financial Data Schedule for Class A Shares of the Massachusetts Fund.

EXHIBIT
 NUMBER                                          DESCRIPTION
--------       --------------------------------------------------------------------------------
        (a)(5)   -- Financial Data Schedule for Class A Shares of the Michigan Fund.
        (a)(6)   -- Financial Data Schedule for Class A Shares of the New Jersey Fund.
        (a)(7)   -- Financial Data Schedule for Class A Shares of the New York Fund.
        (a)(8)   -- Financial Data Schedule for Class A Shares of the Pennsylvania Fund.
        (b)(1)   -- Financial Data Schedule for Class B Shares of the Arizona Fund.
        (b)(2)   -- Financial Data Schedule for Class B Shares of the California Fund.
        (b)(3)   -- Financial Data Schedule for Class B Shares of the Florida Fund.
        (b)(4)   -- Financial Data Schedule for Class B Shares of the Massachusetts Fund.
        (b)(5)   -- Financial Data Schedule for Class B Shares of the Michigan Fund.
        (b)(6)   -- Financial Data Schedule for Class B Shares of the New Jersey Fund.
        (b)(7)   -- Financial Data Schedule for Class B Shares of the New York Fund.
        (b)(8)   -- Financial Data Schedule for Class B Shares of the Pennsylvania Fund.
        (c)(1)   -- Financial Data Schedule for Class C Shares of the Arizona Fund.
        (c)(2)   -- Financial Data Schedule for Class C Shares of the California Fund.
        (c)(3)   -- Financial Data Schedule for Class C Shares of the Florida Fund.
        (c)(4)   -- Financial Data Schedule for Class C Shares of the Massachusetts Fund.
        (c)(5)   -- Financial Data Schedule for Class C Shares of the Michigan Fund.
        (c)(6)   -- Financial Data Schedule for Class C Shares of the New Jersey Fund.
        (c)(7)   -- Financial Data Schedule for Class C Shares of the New York Fund.
        (c)(8)   -- Financial Data Schedule for Class C Shares of the Pennsylvania Fund.
        (d)(1)   -- Financial Data Schedule for Class D Shares of the Arizona Fund.
        (d)(2)   -- Financial Data Schedule for Class D Shares of the California Fund.
        (d)(3)   -- Financial Data Schedule for Class D Shares of the Florida Fund.
        (d)(4)   -- Financial Data Schedule for Class D Shares of the Massachusetts Fund.
        (d)(5)   -- Financial Data Schedule for Class D Shares of the Michigan Fund.
        (d)(6)   -- Financial Data Schedule for Class D Shares of the New Jersey Fund.
        (d)(7)   -- Financial Data Schedule for Class D Shares of the New York Fund.
        (d)(8)   -- Financial Data Schedule for Class D Shares of the Pennsylvania Fund.
18          -- Merrill Lynch Select Pricing(SM) System Plan pursuant to Rule 18f-3.(h)


---------------
(a) Filed on September 28, 1993 as an Exhibit to the Registration Statement on Form N-1A (File No. 33-50417) under the Securities Act of 1933, as amended, of the Registrant (the "Registration Statement").

(b) Reference is made to Article II, Section 2.3 and Articles V, VI, VIII, IX, X and XI of the Registrant's Declaration of Trust, as amended, filed as
    Exhibit 1(a) to the Registration Statement; to the Certificates of Establishment and Designation establishing each series of the Registrant and establishing Class A and Class B shares of beneficial interest of each series of the Registrant filed as Exhibits 1(b) and 1(c), respectively, to the Registration Statement; and to Articles I, V and VI of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.

(c) Filed on October 13, 1993 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.

(d) Filed on November 17, 1993 as an Exhibit to Pre-Effective Amendment No. 2 to the Registration Statement.

(e) Filed on May 17, 1994 as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement.

(f) Filed on October 14, 1994 as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement.

(g) Filed on November 21, 1995 as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement.


(h) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on January 25, 1996, relating to shares of Merrill Lynch New York Municipal Bond Fund series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

     The Registrant is not controlled by or under common control with any person.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


                                                                            NUMBER OF
                                                                            HOLDERS AT
                                                                           OCTOBER 31,
                               TITLE OF CLASS                                 1997*
    --------------------------------------------------------------------   ------------
    Arizona Fund
      Class A shares of beneficial interest, par value $0.10 per
         share..........................................................              17
      Class B shares of beneficial interest, par value $0.10 per
         share..........................................................              62
      Class C shares of beneficial interest, par value $0.10 per
         share..........................................................               4
      Class D shares of beneficial interest, par value $0.10 per
         share..........................................................              13
    California Fund
      Class A shares of beneficial interest, par value $0.10 per
         share..........................................................              37
      Class B shares of beneficial interest, par value $0.10 per
         share..........................................................             133
      Class C shares of beneficial interest, par value $0.10 per
         share..........................................................               6
      Class D shares of beneficial interest, par value $0.10 per
         share..........................................................              21
    Florida Fund
      Class A shares of beneficial interest, par value $0.10 per
         share..........................................................              54
      Class B shares of beneficial interest, par value $0.10 per
         share..........................................................             222
      Class C shares of beneficial interest, par value $0.10 per
         share..........................................................               4
      Class D shares of beneficial interest, par value $0.10 per
         share..........................................................              28
    Massachusetts Fund
      Class A shares of beneficial interest, par value $0.10 per
         share..........................................................              19
      Class B shares of beneficial interest, par value $0.10 per
         share..........................................................             106
      Class C shares of beneficial interest, par value $0.10 per
         share..........................................................               5
      Class D shares of beneficial interest, par value $0.10 per
         share..........................................................              11
    Michigan Fund
      Class A shares of beneficial interest, par value $0.10 per
         share..........................................................              25
      Class B shares of beneficial interest, par value $0.10 per
         share..........................................................              65
      Class C shares of beneficial interest, par value $0.10 per
         share..........................................................               4
      Class D shares of beneficial interest, par value $0.10 per
         share..........................................................              13
    New Jersey Fund
      Class A shares of beneficial interest, par value $0.10 per
         share..........................................................              45
      Class B shares of beneficial interest, par value $0.10 per
         share..........................................................             108
      Class C shares of beneficial interest, par value $0.10 per
         share..........................................................               4
      Class D shares of beneficial interest, par value $0.10 per
         share..........................................................              10
    New York Fund
      Class A shares of beneficial interest, par value $0.10 per
         share..........................................................              39
      Class B shares of beneficial interest, par value $0.10 per
         share..........................................................             220
      Class C shares of beneficial interest, par value $0.10 per
         share..........................................................               6
      Class D shares of beneficial interest, par value $0.10 per
         share..........................................................              31
    Pennsylvania Fund
      Class A shares of beneficial interest, par value $0.10 per
         share..........................................................              17
      Class B shares of beneficial interest, par value $0.10 per
         share..........................................................             163
      Class C shares of beneficial interest, par value $0.10 per
         share..........................................................               4
      Class D shares of beneficial interest, par value $0.10 per
         share..........................................................              17


---------------
*The number of holders shown above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch").

ITEM 27. INDEMNIFICATION.

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:


          "The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right in indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."


     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940, as amended, may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and
(iii)(a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with this Registration Statement, the Prospectus or the Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant, unless in the opinion of its counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     Fund Asset Management, L.P. (the "Manager" or "FAM") acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Debt Strategies Fund, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNewYork Holdings, Inc. and Worldwide DollarVest Fund, Inc.



     Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of the Manager, acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc. Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM; and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisory Trust.



     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011 except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor,

Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML&Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of the Fund's Transfer Agent, Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since August 1, 1995, for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President and Director or Trustee, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first two paragraphs of this Item 28 and Messrs. Giordano, Harvey, Kirstein and Monagle are trustees, directors or officers of one or more of such companies.



                                      POSITION(S)WITH             OTHER SUBSTANTIAL BUSINESS,
             NAME                       THE MANAGER           PROFESSION, VOCATION OR EMPLOYMENT
------------------------------   -------------------------   -------------------------------------
ML&Co...................             Limited Partner         Financial Services Holding Company;
                                                             Limited Partner of MLAM
Princeton Services......             General Partner         General Partner of MLAM
Arthur Zeikel...........                   President         President of MLAM; President and
                                                             Director of Princeton Services;
                                                               Executive Vice President of ML&Co.
Terry K. Glenn..........         Executive Vice President    Executive Vice President of MLAM;
                                                             Executive Vice President and Director
                                                               of Princeton Services; President
                                                               and Director of MLFD; Director of
                                                               MLFDS; President of Princeton
                                                               Administrators, L.P.
Linda L. Federici.......         Senior Vice President       Senior Vice President of MLAM; Senior
                                                               Vice President of Princeton
                                                               Services
Vincent R. Giordano.....         Senior Vice President       Senior Vice President of MLAM; Senior
                                                               Vice President of Princeton
                                                               Services
Elizabeth Griffin.......         Senior Vice President       Senior Vice President of MLAM
Norman R. Harvey........         Senior Vice President       Senior Vice President of MLAM; Senior
                                                               Vice President of Princeton
                                                               Services
Michael J. Hennewinkel...        Senior Vice President       Senior Vice President of MLAM; Senior
                                                               Vice President of Princeton
                                                               Services
Philip L. Kirstein......         Senior Vice President,      Senior Vice President, General
                                 General Counsel and         Counsel and Secretary of MLAM; Senior
                                           Secretary           Vice President, General Counsel,
                                                               Director and Secretary of Princeton
                                                               Services
Ronald M. Kloss.........         Senior Vice President and   Senior Vice President MLAM; Senior
                                          Controller         Vice President and Controller of
                                                               Princeton Services
Debra W. Landsman-Yaros...       Senior Vice President       Senior Vice President of MLAM; Vice
                                                               President of MLFD; Senior Vice
                                                               President of Princeton Services
Steven M.M. Miller......         Senior Vice President       Executive Vice President of Princeton
                                                             Administrators, L.P.; Senior Vice
                                                               President of Princeton Services
Joseph T. Monagle, Jr...         Senior Vice President       Senior Vice President of MLAM; Senior
                                                               Vice President of Princeton
                                                               Services
Michael L. Quinn........         Senior Vice President       Senior Vice President of MLAM; Senior
                                                               Vice President of Princeton
                                                               Services; Managing Director and
                                                               First Vice President of Merrill
                                                               Lynch from 1989 to 1995
Richard L. Reller.......         Senior Vice President       Senior Vice President of MLAM; Senior
                                                               Vice President of Princeton
                                                               Services; Director of MLFD

                                      POSITION(S)WITH             OTHER SUBSTANTIAL BUSINESS,
             NAME                       THE MANAGER           PROFESSION, VOCATION OR EMPLOYMENT
------------------------------   -------------------------   -------------------------------------
Gerald M. Richard.......         Senior Vice President and   Senior Vice President and Treasurer
                                           Treasurer         of MLAM; Senior Vice President and
                                                               Treasurer of Princeton Services;
                                                               Vice President and Treasurer of
                                                               MLFD
Gregory Upah............         Senior Vice President       Senior Vice President of MLAM; Senior
                                                               Vice President of Princeton
                                                               Services
Ronald L. Welburn.......         Senior Vice President       Senior Vice President of MLAM; Senior
                                                               Vice President of Princeton
                                                               Services


ITEM 29. PRINCIPAL UNDERWRITERS.


     (a) MLFD acts as the principal underwriter for the Registrant and, for each of the open-end registered investment companies referred to in the first two paragraphs of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc., and MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.



     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Messrs. Aldrich, Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.



                                               POSITION(S) AND OFFICES        POSITIONS AND OFFICES
                  NAME                                WITH MLFD                  WITH REGISTRANT
-----------------------------------------   -----------------------------   -------------------------
Terry K. Glenn...........................      President and Director       Executive Vice President
Richard L. Reller........................             Director                        None
Thomas J. Verage.........................             Director                        None
William E. Aldrich.......................       Senior Vice President                 None
Robert W. Crook..........................       Senior Vice President                 None
Michael J. Brady.........................          Vice President                     None
William M. Breen.........................          Vice President                     None
Michael G. Clark.........................          Vice President                     None
James T. Fatseas.........................          Vice President                     None
Debra W. Landsman-Yaros..................          Vice President                     None
Michelle T. Lau..........................          Vice President                     None
Gerald M. Richard........................   Vice President and Treasurer            Treasurer
Salvatore Venezia........................          Vice President                     None
William Wasel............................          Vice President                     None
Robert Harris............................             Secretary                       None


     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.


     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act") and the Rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, MLFDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


ITEM 31. MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management of the Trust -- Management and Advisory Arrangements" in the Prospectus constituting Part A of this Registration Statement and under "Management of the Trust -- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS.

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND THE STATE OF NEW JERSEY, ON THE 26TH DAY OF NOVEMBER, 1997.


                                             Merrill Lynch Multi-State Limited
                                             Maturity
                                               Municipal Series Trust
                                                        (Registrant)


                                             By    /s/ GERALD M. RICHARD


                                               ---------------------------------

                                                (Gerald M. Richard, Treasurer)



     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE(S) INDICATED.



                SIGNATURE                               TITLE                    DATE(S)
------------------------------------------    --------------------------    ------------------
              ARTHUR ZEIKEL*                  President (Principal
------------------------------------------      Executive Officer) and
             (Arthur Zeikel)                    Trustee
            GERALD M. RICHARD*                Treasurer (Principal
------------------------------------------      Financial and Accounting
           (Gerald M. Richard)                  Officer)

            JAMES H. BODURTHA*                Trustee
------------------------------------------
           (James H. Bodurtha)

            HERBERT I. LONDON*                Trustee
------------------------------------------
           (Herbert I. London)

            ROBERT R. MARTIN*                 Trustee
------------------------------------------
            (Robert R. Martin)

              JOSEPH L. MAY*                  Trustee
------------------------------------------
             (Joseph L. May)

             ANDRE F. PEROLD*                 Trustee
------------------------------------------
            (Andre F. Perold)

        *By: /s/ GERALD M. RICHARD                                           November 26, 1997
------------------------------------------
  (Gerald M. Richard, Attorney-in-Fact)

                                 EXHIBIT INDEX


EXHIBIT
 NUMBER                                      DESCRIPTION
--------       -----------------------------------------------------------------------

 11         -- Consent of Deloitte & Touche LLP, independent auditors for the
               Registrant.
17(a)(1)    -- Financial Data Schedule for Class A Shares of the Arizona Fund.
  (a)(2)    -- Financial Data Schedule for Class A Shares of the California Fund.
  (a)(3)    -- Financial Data Schedule for Class A Shares of the Florida Fund.
  (a)(4)    -- Financial Data Schedule for Class A Shares of the Massachusetts Fund.
  (a)(5)    -- Financial Data Schedule for Class A Shares of the Michigan Fund.
  (a)(6)    -- Financial Data Schedule for Class A Shares of the New Jersey Fund.
  (a)(7)    -- Financial Data Schedule for Class A Shares of the New York Fund.
  (a)(8)    -- Financial Data Schedule for Class A Shares of the Pennsylvania Fund.
  (b)(1)    -- Financial Data Schedule for Class B Shares of the Arizona Fund.
  (b)(2)    -- Financial Data Schedule for Class B Shares of the California Fund.
  (b)(3)    -- Financial Data Schedule for Class B Shares of the Florida Fund.
  (b)(4)    -- Financial Data Schedule for Class B Shares of the Massachusetts Fund.
  (b)(5)    -- Financial Data Schedule for Class B Shares of the Michigan Fund.
  (b)(6)    -- Financial Data Schedule for Class B Shares of the New Jersey Fund.
  (b)(7)    -- Financial Data Schedule for Class B Shares of the New York Fund.
  (b)(8)    -- Financial Data Schedule for Class B Shares of the Pennsylvania Fund.
  (c)(1)    -- Financial Data Schedule for Class C Shares of the Arizona Fund.
  (c)(2)    -- Financial Data Schedule for Class C Shares of the California Fund.
  (c)(3)    -- Financial Data Schedule for Class C Shares of the Florida Fund.
  (c)(4)    -- Financial Data Schedule for Class C Shares of the Massachusetts Fund.
  (c)(5)    -- Financial Data Schedule for Class C Shares of the Michigan Fund.
  (c)(6)    -- Financial Data Schedule for Class C Shares of the New Jersey Fund.
  (c)(7)    -- Financial Data Schedule for Class C Shares of the New York Fund.
  (c)(8)    -- Financial Data Schedule for Class C Shares of the Pennsylvania Fund.
  (d)(1)    -- Financial Data Schedule for Class D Shares of the Arizona Fund.
  (d)(2)    -- Financial Data Schedule for Class D Shares of the California Fund.
  (d)(3)    -- Financial Data Schedule for Class D Shares of the Florida Fund.
  (d)(4)    -- Financial Data Schedule for Class D Shares of the Massachusetts Fund.
  (d)(5)    -- Financial Data Schedule for Class D Shares of the Michigan Fund.
  (d)(6)    -- Financial Data Schedule for Class D Shares of the New Jersey Fund.
  (d)(7)    -- Financial Data Schedule for Class D Shares of the New York Fund.
  (d)(8)    -- Financial Data Schedule for Class D Shares of the Pennsylvania Fund.